As filed with the SEC on August 29, 2006.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-04419

AEGON/TRANSAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 – June 30, 2006

Item 1: Report(s) to Shareholders.

The Semi-Annual Report is attached.

AEGON/Transamerica Series Trust Semi-Annual Report Summer 2006

AEGON/Transamerica Series Trust Semi-Annual Report

570 Carillon Parkway

St. Petersburg, FL 33716

Distributor: AFSG Securities Corporation

Customer Service: 1-800-851-9777

The following pages contain the most recent annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on a semi-annual basis with the hope that they will foster greater understanding of the investment options' holdings, performance, financial data, accounting policies and other issues. Unlike our past reports, this streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Shareholder,

On behalf of AEGON/Transamerica Series Trust, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe a review of these documents is an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies in addition to matters presented to shareholders that may have required their vote.

We believe it is important to recognize and understand current market conditions in order to provide a context for reading the contents of this report. During the past six months, the Federal Reserve has continued its campaign of fighting inflation by raising interest rates at each Federal Open Market Committee (FOMC) meeting. Oil prices have continued to exhibit significant volatility, with geopolitical tensions, coupled with a lack of excess capacity, adding support to higher prices. However, given these economic headwinds, the U.S. economy has been resilient and has continued its path of positive growth. For the six months ending June 30, 2006, the Dow Jones Industrial Average returned 5.22%, while the Standard & Poor's 500 Index returned 2.71%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help you build a comprehensive picture of your current and future financial needs. In addition, financial advisors are familiar with the market's history, including long-term returns and volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance. Please contact your financial advisor if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

John Carter President & CEO AEGON/Transamerica Series Trust	Christopher Staples Senior Vice President – Investment Management AEGON/Transamerica Series Trust

AEGON Bond

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$993.20	0.58%	$2.87
Hypothetical (b)	1,000.00	1,021.92	0.58	2.91
Service Class
Actual	1,000.00	991.90	0.83	4.10
Hypothetical (b)	1,000.00	1,020.68	0.83	4.16

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Type
At June 30, 2006

This chart shows the percentage breakdown by bond type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

AEGON Bond

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (18.9%)
U.S. Treasury Bond
11.75%, due 11/15/2014	$2,500	$3,006
7.25%, due 05/15/2016 †	2,000	2,316
7.50%, due 11/15/2016	2,750	3,253
7.25%, due 08/15/2022	300	362
6.25%, due 08/15/2023 †	5,000	5,515
7.63%, due 02/15/2025	1,125	1,429
6.50%, due 11/15/2026	1,500	1,721
U.S. Treasury STRIPS Zero Coupon, due 05/15/2008	1,000	909
Zero Coupon, due 02/15/2009	200	175
Zero Coupon, due 02/15/2010 †	1,800	1,502
Zero Coupon, due 02/15/2011	950	754
Zero Coupon, due 05/15/2012	1,200	897
Zero Coupon, due 08/15/2012	250	184
Zero Coupon, due 11/15/2012	1,200	870
Zero Coupon, due 02/15/2013	200	143
Zero Coupon, due 05/15/2013	200	141
Zero Coupon, due 11/15/2013	3,000	2,064
Zero Coupon, due 02/15/2014	750	508
Zero Coupon, due 11/15/2014	100	65
Zero Coupon, due 02/15/2016	1,650	1,002
Zero Coupon, due 05/15/2016	2,200	1,318
Zero Coupon, due 02/15/2017	8,400	4,836
Zero Coupon, due 11/15/2017	200	110
Zero Coupon, due 02/15/2019	300	154
Zero Coupon, due 02/15/2022	150	65
Zero Coupon, due 02/15/2023	750	310
Total U.S. Government Obligations (cost: $32,951)		33,609
U.S. GOVERNMENT AGENCY OBLIGATIONS (45.9%)
Fannie Mae 7.50%, due 01/01/2008	99	99
7.00%, due 01/25/2008	265	265
6.50%, due 04/01/2008	107	107
8.22%, due 10/25/2008 *	106	108
8.00%, due 07/01/2009	201	205
5.50%, due 06/01/2012	219	217
6.50%, due 12/25/2012	678	681
5.00%, due 11/25/2015	1,500	1,470
6.00%, due 03/25/2016	722	725
5.00%, due 12/01/2016	220	212
7.00%, due 12/25/2016	1,220	1,241
5.50%, due 03/01/2017	596	584
6.50%, due 03/01/2017	172	175
5.50%, due 04/25/2017	1,000	992

	Principal	Value
5.50%, due 09/01/2017	$504	$493
9.50%, due 06/25/2018	263	284
4.00%, due 07/01/2018	203	187
4.00%, due 12/01/2018	835	772
4.50%, due 03/01/2019	730	691
9.00%, due 10/01/2019	120	129
6.50%, due 08/01/2020	345	350
6.50%, due 02/25/2022	615	623
7.00%, due 06/17/2022	89	89
5.50%, due 05/25/2023	500	477
9.00%, due 06/01/2025	236	255
7.00%, due 03/25/2031	217	222
7.00%, due 09/25/2031	366	375
7.00%, due 09/25/2031	444	454
7.00%, due 11/25/2031	693	709
7.89%, due 02/25/2032 *	98	97
10.00%, due 03/25/2032 *	66	74
6.50%, due 04/25/2032	878	880
6.50%, due 11/25/2032	1,000	1,010
6.00%, due 12/01/2032	501	495
4.73%, due 12/25/2032 *	182	161
Zero Coupon, due 01/01/2033 (a)	200	140
6.00%, due 03/01/2033	208	205
6.00%, due 03/01/2033	148	146
6.00%, due 03/01/2033	122	120
5.50%, due 04/01/2033	467	450
4.00%, due 04/25/2033	500	391
5.75%, due 06/25/2033	750	712
0.98%, due 07/25/2033 *	291	173
0.65%, due 08/25/2033 *	227	128
Zero Coupon, due 09/01/2033 (a)	138	94
3.63%, due 09/25/2033 *	150	122
Zero Coupon, due 12/25/2033 (a)	991	695
5.50%, due 02/25/2034	600	577
1.09%, due 03/25/2034 *	165	89
Zero Coupon, due 04/25/2034 (a)	95	45
4.89%, due 04/25/2034 *	408	379
2.71%, due 05/25/2034 *	122	103
4.89%, due 05/25/2034 *	620	559
4.86%, due 01/01/2035 *	338	331
5.50%, due 12/25/2035	300	279
Zero Coupon, due 04/25/2036 (a)	197	136
Zero Coupon, due 06/25/2036 (a)	248	182
6.50%, due 10/25/2042	166	167
6.50%, due 12/25/2042	585	589
7.50%, due 12/25/2042	272	280

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Federal Home Loan Bank
4.72%, due 09/20/2012 *	$455	$436
Freddie Mac 5.50%, due 02/15/2009	514	509
4.13%, due 07/12/2010	573	545
5.75%, due 01/15/2012	200	202
6.00%, due 02/15/2013	1,034	1,037
5.50%, due 09/15/2013	727	722
5.50%, due 10/15/2013	734	727
6.50%, due 10/15/2013	95	95
6.00%, due 12/15/2013	1,100	1,107
6.00%, due 12/15/2013	1,926	1,938
5.00%, due 07/15/2014	994	984
6.00%, due 08/15/2015	1,696	1,695
2.58%, due 10/15/2015 *	726	629
5.50%, due 11/15/2015	399	398
6.50%, due 04/01/2016	157	159
5.50%, due 02/15/2017	1,000	996
2.50%, due 07/15/2017 *(b)	1,433	69
6.50%, due 12/01/2017	434	439
4.00%, due 05/01/2019	970	896
8.50%, due 09/15/2020	289	305
6.00%, due 12/15/2020	1,000	1,002
5.50%, due 12/15/2022	1,000	980
7.50%, due 02/15/2023	772	786
5.00%, due 05/15/2023	365	351
7.00%, due 03/15/2024	1,000	1,033
Zero Coupon, due 02/15/2029 (a)	191	160
7.00%, due 06/15/2029	1,000	1,042
6.00%, due 11/15/2029	635	633
8.00%, due 01/15/2030	973	1,005
3.80%, due 05/15/2030 *	344	301
6.00%, due 05/15/2030	454	454
7.50%, due 08/15/2030	294	295
7.25%, due 09/15/2030	1,246	1,261
7.00%, due 10/15/2030	800	819
7.25%, due 12/15/2030	379	384
6.50%, due 08/15/2031	601	607
2.80%, due 03/15/2032 *(b)	369	26
4.00%, due 03/15/2032	1,000	905
6.38%, due 03/15/2032	1,000	1,009
6.50%, due 03/15/2032	729	740
7.00%, due 03/15/2032	2,573	2,632
7.00%, due 04/15/2032	1,000	1,025
7.00%, due 05/15/2032	793	812
6.50%, due 06/15/2032	593	604
6.50%, due 07/15/2032	967	992

	Principal	Value
7.50%, due 07/25/2032	$682	$700
6.00%, due 11/15/2032	500	493
Zero Coupon, due 12/15/2032 (a)	148	114
Zero Coupon, due 12/15/2032 (a)	222	174
Zero Coupon, due 01/15/2033 (a)	400	238
1.80%, due 02/15/2033 *(b)	1,719	71
2.35%, due 02/15/2033 *(b)	1,173	66
6.00%, due 02/15/2033	500	489
1.90%, due 03/15/2033 *(b)	1,903	93
Zero Coupon, due 10/15/2033 (a)	250	122
1.20%, due 10/15/2033 *	188	108
1.20%, due 11/15/2033 *	110	62
1.28%, due 01/15/2034 *	700	344
1.60%, due 02/15/2034 *	75	54
Zero Coupon, due 03/15/2034 (a)	60	34
1.28%, due 04/15/2034 *	192	115
Zero Coupon, due 08/15/2034 (a)	142	105
Zero Coupon, due 02/15/2036 (a)	147	96
Zero Coupon, due 03/15/2036 (a)	198	142
Zero Coupon, due 04/15/2036 (a)	299	214
Zero Coupon, due 05/15/2036 *	150	124
7.50%, due 08/25/2042 *	280	286
6.50%, due 02/25/2043	602	606
7.00%, due 02/25/2043	197	200
Ginnie Mae 7.50%, due 09/15/2009	209	212
6.00%, due 03/20/2013	3,438	3,435
5.50%, due 12/20/2013	747	741
6.00%, due 12/20/2014	616	616
8.00%, due 01/15/2016	184	195
7.00%, due 07/15/2017	237	244
6.50%, due 03/15/2023	115	116
6.50%, due 10/16/2024	1,200	1,227
9.00%, due 05/16/2027	72	78
6.50%, due 04/20/2029	796	808
7.50%, due 11/20/2029	435	451
8.00%, due 12/20/2029	250	258
8.50%, due 02/16/2030	855	920
8.00%, due 06/20/2030	111	115
7.50%, due 09/20/2030	290	295
7.33%, due 11/20/2030	104	106
6.50%, due 03/20/2031	550	557
9.68%, due 04/20/2031 *	83	87
7.00%, due 10/20/2031	436	450
6.50%, due 12/20/2031	773	785
5.50%, due 01/20/2032 (b)	514	93
6.50%, due 01/20/2032	720	728

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
2.74%, due 04/16/2032 *(b)	$591	$34
6.50%, due 06/20/2032	1,400	1,431
6.50%, due 06/20/2032	500	511
6.50%, due 07/16/2032	1,000	1,017
6.50%, due 07/20/2032	967	980
6.50%, due 08/20/2032	437	443
Zero Coupon, due 03/16/2033 (a)	76	58
Zero Coupon, due 06/16/2033 (a)	229	170
6.50%, due 06/20/2033	850	886
5.34%, due 04/16/2034 *	112	101
U.S. Department of Veteran Affairs 7.50%, due 02/15/2027	1,742	1,807
Total U.S. Government Agency Obligations (cost: $86,692)		81,751
FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
United Mexican States 4.63%, due 10/08/2008	330	322
6.38%, due 01/16/2013	75	75
7.50%, due 04/08/2033	500	531
Total Foreign Government Obligations (cost: $896)		928
MORTGAGE-BACKED SECURITIES (12.3%)
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB 5.18%, due 09/10/2047 *	150	144
Banc of America Funding Corp., Series 2004-1 Zero Coupon, due 03/25/2034 (a)	166	110
Banc of America Funding Corp., Series 2005-7, Class 30PO Zero Coupon, due 11/25/2035 (a)	291	184
Banc of America Funding Corp., Series 2005-8, Class 30PO Zero Coupon, due 01/25/2036 (a)	98	58
Bank of America Mortgage Securities– Series 2004-E, Class 2A5 4.11%, due 06/25/2034 *	400	381
Bear Stearns Adjustable Rate Mortgage Trust– Series 2006-1, Class 1A1 4.63%, due 02/25/2036 *	583	564
Bear Stearns Commercial Mortgage Securities– Series 2000-WF1 7.64%, due 02/15/2032	75	77
Commercial Mortgage Asset Trust– Series 1999-C1 6.59%, due 01/17/2032	533	535

	Principal	Value
Commercial Mortgage Pass-Through– Series 2001-J2–144A 6.30%, due 07/16/2034	$4,000	$4,083
Countrywide Alternative Loan Trust, Series 2003-J1 Zero Coupon, due 10/25/2033 (a)	210	156
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A9 5.75%, due 03/25/2034	287	266
Countrywide Alternative Loan Trust, Series 2005-22T1, Class A2 Zero Coupon, due 06/25/2035 *(b)	4,136	17
Countrywide Alternative Loan Trust, Series 2005-26CB, Class A10 3.40%, due 07/25/2035 *	158	146
Countrywide Alternative Loan Trust, Series 2005-28CB, Class 1A4 5.50%, due 08/25/2035	500	468
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1A11 5.50%, due 11/25/2035	200	189
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A4 Zero Coupon, due 02/25/2035 *(b)	2,255	4
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7 4.07%, due 06/25/2034 *	206	196
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 2A1 5.30%, due 11/25/2035 *	881	865
Countrywide Home Loan Mortgage Pass Through Trust–Series 2004-HYB1 4.24%, due 05/20/2034 *	209	204
First Horizon Asset Securities, Inc.– Series 2004-AR7 4.93%, due 02/25/2035 *	420	413
GE Capital Commercial Mortgage Corp.– Series 2001-2 6.44%, due 08/11/2033	3,000	3,091
LB Commercial Conduit Mortgage Trust– Series 1999-C1 6.41%, due 06/15/2031	124	124
MASTR Adjustable Rate Mortgages Trust– Series 2004-13 3.82%, due 04/21/2034 *	390	379
MASTR Alternative Loans Trust– Series 2004-10 4.50%, due 09/25/2019	468	436

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
MASTR Asset Securitization Trust– Series 2003-4 5.00%, due 05/25/2018	$205	$203
MASTR Resecuritization Trust–144A Zero Coupon, due 05/28/2035 (a)	895	594
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB 4.67%, due 06/12/2043 *	300	281
Morgan Stanley Capital I– Series 1998-HF2 6.84%, due 11/15/2030 *	2,000	2,038
MortgageIT Trust, Series 2005-1 5.64%, due 02/25/2035 *	234	234
Nomura Asset Acceptance Corp.– Series 2003-A1 7.00%, due 04/25/2033 6.00%, due 05/25/2033	43 121	43 121
Prudential Securities Secured Financing Corp.– Series 1998-C1 6.51%, due 07/15/2008	2,020	2,038
Residential Accredit Loans, Inc.– Series 2002-QS16 5.49%, due 10/25/2017 *	138	131
Residential Accredit Loans, Inc.– Series 2003-QS3 4.79%, due 02/25/2018 *	108	100
Residential Funding Mortgage Security I, Series 2004-S6, Class 2A6 Zero Coupon, due 06/25/2034 (a)	162	109
Washington Mutual Alternative Mortgage Pass- Through Certificates, Series 2005-2, Class 1A4 Zero Coupon, due 04/25/2035 *(b)	2,905	5
Washington Mutual Alternative Mortgage Pass- Through Certificates, Series 2005-4, Class CB7 5.50%, due 06/25/2035	500	474
Washington Mutual MSC Mortgage Pass- Through Certificates–Series 2003-MS7 Zero Coupon, due 03/25/2033 (a)	236	181
Washington Mutual–Series 2002-S7 Zero Coupon, due 11/25/2017 (a)	302	259
Washington Mutual–Series 2004-AR3 4.24%, due 06/25/2034 *	165	160
Wells Fargo Mortgage Backed Securities Trust– Series 2004-7 5.00%, due 07/25/2019	394	376

	Principal	Value
Wells Fargo Mortgage Backed Securities Trust– Series 2004-BB 4.56%, due 01/25/2035 *	$722	$706
Wells Fargo Mortgage Backed Securities Trust– Series 2004-EE 3.99%, due 12/25/2034 *	380	369
Wells Fargo Mortgage Backed Securities Trust– Series 2004-S 3.54%, due 09/25/2034 *	500	477
Total Mortgage-Backed Securities (cost: $22,287)		21,989
ASSET-BACKED SECURITIES (0.6%)
Citibank Credit Card Issuance, Series 2005-B1, Class B1 4.40%, due 09/15/2010	150	146
Countrywide Asset-Backed Certificates– Series 2004-AB2 5.59%, due 05/25/2036 *	326	326
Household Automotive Trust, Series 2005-1, Class A4 4.35%, due 06/18/2012	110	107
MBNA Credit Card Master Trust– Series 2003-1C 6.90%, due 06/15/2012 *	150	158
MBNA Master Credit Card Trust USA– Series 1999-J–144A 7.85%, due 02/15/2012	300	320
Residential Asset Mortgage Products, Inc.– Series 2001-RS3 6.79%, due 10/25/2031	22	22
Total Asset-Backed Securities (cost: $1,087)		1,079
CORPORATE DEBT SECURITIES (17.9%)
Aerospace (0.0%)
Textron Financial Corp. 5.13%, due 02/03/2011	80	78
Automotive (0.6%)
DaimlerChrysler NA Holding Corp.–Series A 7.38%, due 09/15/2006	1,000	1,003
Toyota Motor Credit Corp. 2.88%, due 08/01/2008	100	95
Business Credit Institutions (0.8%)
CIT Group, Inc. 7.75%, due 04/02/2012	150	163
Systems 2001 AT LLC–Series 2001–144A 6.66%, due 09/15/2013	1,235	1,272

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Business Services (0.1%)
International Lease Finance Corp. 5.88%, due 05/01/2013	$75	$74
PHH Corp. 7.13%, due 03/01/2013	100	101
Chemicals & Allied Products (1.3%)
Dow Chemical Co. (The) 6.13%, due 02/01/2011	260	263
DSM NV–144A 6.75%, due 05/15/2009	2,000	2,049
Commercial Banks (2.2%)
Bank of America Corp. 7.40%, due 01/15/2011	1,600	1,702
Citigroup, Inc. 4.25%, due 07/29/2009	200	192
5.63%, due 08/27/2012	400	395
Corp Andina de Fomento 5.20%, due 05/21/2013	100	95
Keycorp–Series G 4.70%, due 05/21/2009	100	97
State Street Corp. 7.65%, due 06/15/2010	300	319
Suntrust Banks, Inc. 6.38%, due 04/01/2011	250	256
Wachovia Bank NA 7.80%, due 08/18/2010	250	268
Wachovia Corp. 3.50%, due 08/15/2008	150	144
Wells Fargo & Co. 3.13%, due 04/01/2009	260	244
4.20%, due 01/15/2010	300	287
Communication (1.3%)
Comcast Corp. 5.50%, due 03/15/2011	250	245
COX Communications, Inc. 6.75%, due 03/15/2011	1,000	1,018
Tele-Communications–TCI Group 9.80%, due 02/01/2012	500	577
Verizon Pennsylvania, Inc. 8.35%, due 12/15/2030	500	547
Computer & Office Equipment (0.1%)
International Business Machines Corp. 6.22%, due 08/01/2027	250	249
Electric Services (0.8%)
Constellation Energy Group, Inc. 7.00%, due 04/01/2012	250	261

	Principal	Value
Electric Services (continued)
Dominion Resources, Inc. 6.25%, due 06/30/2012	$240	$242
DTE Energy Co. 6.65%, due 04/15/2009	200	204
Duke Energy Corp. 4.20%, due 10/01/2008	50	48
5.63%, due 11/30/2012	200	198
Exelon Generation Co. LLC 6.95%, due 06/15/2011	250	261
PSEG Power LLC 7.75%, due 04/15/2011	115	123
Food Stores (0.1%)
Kroger Co. (The) 8.05%, due 02/01/2010	200	213
Gas Production & Distribution (0.1%)
KeySpan Gas East Corp. 7.88%, due 02/01/2010	100	106
Southern California Gas Co. 4.80%, due 10/01/2012	100	95
Holding & Other Investment Offices (0.6%)
EOP Operating, LP 6.75%, due 02/15/2012	300	309
Illinois State 5.10%, due 06/01/2033	450	402
Washington Mutual Bank FA 6.88%, due 06/15/2011	250	261
Insurance (0.2%)
American General Finance Corp. 5.38%, due 10/01/2012	100	97
International Lease Finance Corp. 4.50%, due 05/01/2008	75	73
MGIC Investment Corp. 6.00%, due 03/15/2007	150	150
XL Capital, Ltd. 5.25%, due 09/15/2014	50	46
Life Insurance (0.7%)
ASIF Global Financing XIX–144A 4.90%, due 01/17/2013	500	474
John Hancock Global Funding, Ltd.–144A 7.90%, due 07/02/2010	300	326
New York Life Global Funding–144A 3.88%, due 01/15/2009	200	192
Protective Life Secured Trust 4.00%, due 04/01/2011	250	232

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Mortgage Bankers & Brokers (0.9%)
American General Finance Corp. 4.50%, due 11/15/2007	$170	$167
Captiva Finance, Ltd.–Series A–144A 6.86%, due 11/30/2009	525	525
Countrywide Home Loans 4.00%, due 03/22/2011	225	207
Countrywide Home Loans, Inc. 3.25%, due 05/21/2008	250	239
MassMutual Global Funding II–144A 3.50%, due 03/15/2010	150	140
Principal Life Global Funding I–144A 2.80%, due 06/26/2008	140	133
6.25%, due 02/15/2012	250	255
Motion Pictures (0.6%)
Historic TW, Inc. 8.18%, due 08/15/2007	400	410
9.15%, due 02/01/2023	500	593
Paper & Allied Products (0.2%)
International Paper Co. 4.25%, due 01/15/2009	65	62
4.00%, due 04/01/2010	165	154
Union Camp Corp. 6.50%, due 11/15/2007	50	50
Personal Credit Institutions (2.4%)
Ford Motor Credit Co. 7.38%, due 10/28/2009	430	398
General Electric Capital Corp. 4.25%, due 01/15/2008	700	686
4.63%, due 09/15/2009	500	486
6.13%, due 02/22/2011	500	509
5.88%, due 02/15/2012	200	201
6.00%, due 06/15/2012	750	759
General Motors Acceptance Corp. 7.25%, due 03/02/2011	185	179
Household Finance Corp. 6.40%, due 06/17/2008	100	101
6.75%, due 05/15/2011	760	788
SLM Corp. 4.00%, due 01/15/2010	175	165
Petroleum Refining (0.1%)
Conoco Funding Co. 5.45%, due 10/15/2006	200	200
Railroads (0.1%)
Burlington Northern Santa Fe Corp. 7.13%, due 12/15/2010	200	211

	Principal	Value
Savings Institutions (0.1%)
Popular North America, Inc. 4.25%, due 04/01/2008	$150	$146
Security & Commodity Brokers (2.8%)
Bear Stearns Cos. Inc. (The) 3.25%, due 03/25/2009	500	470
Credit Suisse First Boston (USA), Inc. 4.70%, due 06/01/2009	125	122
4.88%, due 01/15/2015	300	277
Goldman Sachs Group, Inc. (The) 6.88%, due 01/15/2011	1,250	1,299
Lehman Brothers Holdings, Inc. 7.88%, due 08/15/2010	1,000	1,076
Merrill Lynch & Co., Inc. 4.79%, due 08/04/2010	100	97
5.45%, due 07/15/2014	300	290
Morgan Stanley 4.25%, due 05/15/2010	500	472
6.75%, due 04/15/2011	400	415
6.60%, due 04/01/2012	250	259
4.75%, due 04/01/2014	145	133
Telecommunications (1.8%)
AT&T Wireless Services, Inc. 7.50%, due 05/01/2007	225	228
7.88%, due 03/01/2011	100	108
BellSouth Corp. 6.00%, due 10/15/2011	250	250
British Telecommunications PLC 8.88%, due 12/15/2030 (c)	400	492
France Telecom SA 7.75%, due 03/01/2011 (c)	200	215
GTE Corp. 7.51%, due 04/01/2009	475	494
Nynex Capital Funding Co.–Series B 8.23%, due 10/15/2009	400	424
NYNEX Corp. 9.55%, due 05/01/2010	138	145
Sprint Capital Corp. 6.88%, due 11/15/2028	800	806
Total Corporate Debt Securities (cost: $31,973)		31,882

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SECURITY LENDING COLLATERAL (5.0%)
Debt (4.3%)
Bank Notes (0.1%)
Bank of America
5.27%, due 07/14/2006 *	$56	$56
5.31%, due 08/10/2006 *	128	128
Certificates Of Deposit (0.1%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	140	140
Commercial Paper (0.8%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	55	55
5.27%, due 07/20/2006	112	112
Clipper Receivables Corp. 5.12%, due 07/05/2006	138	138
CRC Funding LLC–144A 5.28%, due 07/21/2006	140	140
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	167	167
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	166	166
Grampian Funding LLC–144A 5.32%, due 07/21/2006	83	83
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	116	116
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	140	140
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006	279	279
5.31%, due 07/13/2006	140	140
Euro Dollar Overnight (0.3%)
Fortis Bank 5.09%, due 07/05/2006	279	279
Harris NA 5.08%, due 07/05/2006	167	167
Svenska Handlesbanken 5.29%, due 07/03/2006	112	112
Euro Dollar Terms (0.8%)
Abbey National PLC 5.10%, due 07/10/2006	419	419
Barclays 5.15%, due 08/01/2006	279	279
Calyon 5.30%, due 08/08/2006	84	84
Dexia Group 5.30%, due 08/09/2006	140	140

	Principal	Value
Euro Dollar Terms (continued)
Toronto Dominion Bank 5.30%, due 07/26/2006	$167	$167
UBS AG 5.25%, due 07/21/2006	279	279
Repurchase Agreements (2.2%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $127 on 07/03/2006	127	127
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $1,636 on 07/03/2006	1,635	1,635
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $200 on 07/03/2006	199	199
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $1,266 on 07/03/2006	1,266	1,266
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $601 on 07/03/2006	601	601
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $157 on 07/03/2006	157	157
	Shares	Value
Investment Companies (0.7%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	472,936	$473
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	129,255	129
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	598,710	599
Total Security Lending Collateral (cost: $8,972)		8,972
Total Investment Securities (cost: $184,858) #		$180,210

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $8,615.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

(a)  Principal only security. Holder is entitled to principal cash flows on the underlying pool.

(b)  Interest only security. Holder is entitled to interest payments on the underlying pool.

(c)  Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor's or Moody's for each notch above or below A-/A3.

††  Cash collateral for the Repurchase Agreements, valued at $4,116, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $184,858. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,295 and $6,943, respectively. Net unrealized depreciation for tax purposes is $4,648.

DEFINITIONS:

144A    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $11,761 or 6.6% of the net assets of the Fund.

MASTR  Mortgage Asset Securitization Transactions, Inc.

STRIPS  Separate Trading of Registered Interest and Principal of Securities

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

AEGON Bond

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $184,858) (including securities loaned of $8,615)	$180,210
Cash	5,816
Receivables:
Shares sold	6
Interest	1,330
187,362
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	46
Management and advisory fees	66
Service fees	2
Administration fees	3
Payable for collateral for securities on loan	8,972
Other	72
9,161
Net Assets	$178,201
Net Assets Consist of:
Capital stock ($.01 par value)	$151
Additional paid-in capital	169,417
Distributable net investment income (loss)	13,490
Accumulated net realized gain (loss) from investment securities	(209)
Net unrealized appreciation (depreciation) on investment securities	(4,648)
Net Assets	$178,201
Net Assets by Class:
Initial Class	$168,742
Service Class	9,459
Shares Outstanding:
Initial Class	14,358
Service Class	769
Net Asset Value and Offering Price Per Share:
Initial Class	$11.75
Service Class	12.31

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$4,764
Income from loaned securities–net	7
4,771
Expenses:
Management and advisory fees	410
Printing and shareholder reports	47
Custody fees	36
Administration fees	18
Legal fees	2
Audit fees	8
Trustees fees	3
Service fees:
Service Class	11
Other	3
Total expenses	538
Net Investment Income (Loss)	4,233
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	(113)
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(5,436)
Net Realized and Unrealized Gain (Loss) on Investment Securities	(5,549)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,316)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

AEGON Bond

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$4,233	$9,257
Net realized gain (loss) from investment securities	(113)	(62)
Change in unrealized appreciation (depreciation) on investment securities	(5,436)	(4,438)
	(1,316)	4,757
Distributions to Shareholders:
From net investment income:
Initial Class	–	(10,416)
Service Class	–	(365)
	–	(10,781)
From net realized gains:
Initial Class	–	(384)
Service Class	–	(14)
	–	(398)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	9,715	15,695
Service Class	2,200	4,928
	11,915	20,623
Dividends and distributions reinvested:
Initial Class	–	10,800
Service Class	–	379
	–	11,179
Cost of shares redeemed:
Initial Class	(25,547)	(52,752)
Service Class	(964)	(2,244)
	(26,511)	(54,996)
	(14,596)	(23,194)
Net increase (decrease) in net assets	(15,912)	(29,616)
Net Assets:
Beginning of period	194,113	223,729
End of period	$178,201	$194,113
Distributable Net Investment Income (Loss)	$13,490	$9,257

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	825	1,292
Service Class	179	387
	1,004	1,679
Shares issued–reinvested from distributions:
Initial Class	–	913
Service Class	–	30
	–	943
Shares redeemed:
Initial Class	(2,171)	(4,346)
Service Class	(78)	(176)
	(2,249)	(4,522)
Net increase (decrease) in shares outstanding:
Initial Class	(1,346)	(2,141)
Service Class	101	241
	(1,245)	(1,900)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

11

AEGON Bond

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$11.83	$0.27	$(0.35)	$(0.08)	$–	$–	$–	$11.75
	12/31/2005	12.23	0.54	(0.26)	0.28	(0.66)	(0.02)	(0.68)	11.83
	12/31/2004	12.61	0.56	(0.01)	0.55	(0.88)	(0.05)	(0.93)	12.23
	12/31/2003	12.68	0.62	(0.10)	0.52	(0.59)	–	(0.59)	12.61
	12/31/2002	11.96	0.64	0.54	1.18	(0.46)	–	(0.46)	12.68
	12/31/2001	11.14	0.63	0.27	0.90	(0.08)	–	(0.08)	11.96
Service Class	6/30/2006	12.41	0.27	(0.37)	(0.10)	–	–	–	12.31
	12/31/2005	12.81	0.53	(0.27)	0.26	(0.64)	(0.02)	(0.66)	12.41
	12/31/2004	13.16	0.55	–	0.55	(0.85)	(0.05)	(0.90)	12.81
	12/31/2003	12.97	0.40	(0.17)	0.23	(0.04)	–	(0.04)	13.16

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2006	(0.68)%	$168,742	0.58%	4.65%	2%
	12/31/2005	2.30	185,820	0.59	4.42	6
	12/31/2004	4.53	218,258	0.56	4.52	12
	12/31/2003	4.28	264,668	0.52	4.88	27
	12/31/2002	9.97	331,734	0.53	5.21	49
	12/31/2001	8.07	255,940	0.55	5.42	53
Service Class	6/30/2006	(0.81)	9,459	0.83	4.42	2
	12/31/2005	2.07	8,293	0.84	4.16	6
	12/31/2004	4.31	5,471	0.81	4.21	12
	12/31/2003	1.78	1,315	0.80	4.57	27

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  AEGON Bond (the "Fund") share classes commenced operations as follows:

Initial Class–October 2, 1986
Service Class–May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

12

AEGON Bond

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. AEGON Bond (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $3, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

13

AEGON Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.45% of the first $750 million of ANA
0.40% of the next $250 million of ANA
0.375% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.70% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $9.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$1,621
U.S. Government	2,719
Proceeds from maturities and sales of securities:
Long-Term	6,297
U.S. Government	7,419

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$96	December 31, 2013

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

14

AEGON Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

15

American Century International

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,083.40	1.05%	$5.42
Hypothetical (b)	1,000.00	1,019.59	1.05	5.26
Service Class
Actual	1,000.00	1,082.80	1.30	6.71
Hypothetical (b)	1,000.00	1,018.35	1.30	6.51

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At June 30, 2006

This chart shows the percentage breakdown by region of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

American Century International

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.9%)
Australia (3.6%)
BHP Billiton, Ltd.	248,510	$5,354
CSL, Ltd.	17,323	692
National Australia Bank, Ltd.	104,180	2,721
Rio Tinto, Ltd.	42,020	2,429
Austria (0.8%)
Erste Bank der Oesterreichischen Sparkassen AG	44,386	2,497
Belgium (1.3%)
KBC Groupe (a)	36,840	3,952
Bermuda (0.4%)
Li & Fung, Ltd.	582,000	1,176
Canada (0.8%)
Suncor Energy, Inc.	29,070	2,361
France (14.6%)
Accor SA	53,770	3,272
Alstom ‡	43,020	3,930
AXA	116,173	3,812
Cie Generale D'Optique Essilor International SA	33,230	3,344
Groupe Danone	32,290	4,102
Pernod-Ricard	14,460	2,866
PPR SA	20,010	2,551
Schneider Electric SA	31,800	3,314
Societe Generale–Class A	28,574	4,202
Total SA	85,520	5,626
Vallourec	1,260	1,514
Veolia Environnement	67,330	3,479
Vinci SA	32,902	3,389
Germany (7.5%)
Adidas AG	44,640	2,134
Bayerische Motoren Werke AG	50,160	2,505
Continental AG	43,370	4,432
Deutsche Boerse AG	16,660	2,269
Fresenius Medical Care AG & Co. KGaA	25,026	2,876
Hypo Real Estate Holding	47,340	2,875
Man AG	16,340	1,183
SAP AG	22,940	4,840
Greece (3.1%)
Hellenic Telecommunications Organization SA ‡	132,550	2,918
National Bank of Greece SA	95,350	3,765
OPAP SA	81,740	2,958

	Shares	Value
Hong Kong (0.6%)
China Mobile Hong Kong, Ltd.	297,000	$1,698
Ireland (2.6%)
Anglo Irish Bank Corp. PLC	188,776	2,935
Bank of Ireland	162,870	2,905
Ryanair Holdings PLC, ADR ‡	41,190	2,172
Italy (4.3%)
Banco Popolare di Verona e Novara SCRL	131,060	3,512
ENI-Ente Nazionale Idrocarburi SpA	109,130	3,211
Luxottica Group SpA	139,810	3,799
Saipem SpA	120,990	2,748
Japan (24.4%)
Bank of Yokohama, Ltd. (The)	345,000	2,671
East Japan Railway Co.	440	3,272
Eisai Co., Ltd.	37,200	1,676
Hoya Corp.	92,300	3,286
JSR Corp.	58,000	1,466
JTEKT Corp.	102,000	1,972
Keyence Corp.	10,500	2,684
Komatsu, Ltd.	142,000	2,826
Leopalace21 Corp.	72,000	2,488
Matsushita Electric Industrial Co., Ltd.	210,000	4,436
Matsushita Electric Works, Ltd.	161,000	1,790
Mitsubishi Electric Corp.	158,000	1,267
Mitsubishi Tokyo Financial Group, Inc.	350	4,899
Murata Manufacturing Co., Ltd.	19,700	1,280
NGK Insulators, Ltd.	69,000	808
Nikko Cordial Corp.	123,500	1,582
Nitto Denko Corp.	26,000	1,854
ORIX Corp. (a)	19,760	4,831
Sega Sammy Holdings, Inc.	84,700	3,142
Sekisui Chemical Co., Ltd.	251,000	2,169
Shin-Etsu Chemical Co., Ltd.	59,200	3,221
Sumitomo Heavy Industries, Ltd.	250,000	2,314
Sumitomo Mitsui Financial Group, Inc.	260	2,752
Sumitomo Realty & Development Co., Ltd.	100,000	2,467
Taisei Corp.	585,000	2,139
Toray Industries, Inc.	382,000	3,318
Toyota Motor Corp.	99,300	5,203
Yamada Denki Co., Ltd.	38,700	3,951
Mexico (1.6%)
America Movil SA de CV–Class L, ADR	119,765	3,983
Cemex SA de CV, Sponsored ADR ‡	19,760	1,126

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

American Century International

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Netherlands (2.9%)
ASML Holding NV ‡	117,030	$2,370
ING Groep NV	65,500	2,574
Royal Numico NV	90,560	4,063
Norway (2.8%)
Aker Kvaerner ASA	38,228	3,588
Statoil ASA	48,850	1,386
Telenor ASA	306,150	3,702
Singapore (0.6%)
Keppel Corp., Ltd.	186,000	1,729
South Korea (1.1%)
Samsung Electronics Co., Ltd.	5,430	3,451
Spain (1.7%)
Cintra Concesiones de Infraestructuras de Transporte SA	136,976	1,790
Inditex SA	81,960	3,456
Sweden (1.1%)
Atlas Copco AB–Class A	105,370	2,926
ForeningsSparbanken AB	23,720	622

	Shares	Value
Switzerland (9.8%)
ABB, Ltd.	276,080	$3,583
Adecco SA	48,990	2,891
Compagnie Financiere Richemont AG–Class A	77,200	3,529
Lonza Group AG	35,770	2,448
Novartis AG	92,960	5,024
Roche Holding AG–Genusschein	51,234	8,453
UBS AG	42,044	4,599
United Kingdom (12.3%)
Amvescap PLC	205,240	1,880
BG Group PLC	364,910	4,876
BP PLC	397,062	4,630
British American Tobacco PLC	97,880	2,466
Carphone Warehouse Group PLC	218,410	1,283
GlaxoSmithKline PLC	252,380	7,053
Man Group PLC	111,850	5,271
Marks & Spencer Group PLC	215,600	2,341
Reckitt Benckiser PLC	131,296	4,905
Standard Chartered PLC	141,680	3,459
Total Common Stocks (cost: $256,161)		303,539
Total Investment Securities (cost: $256,161) #		$303,539

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Passive Foreign Investment Company.

‡  Non-income producing.

#  Aggregate cost for Federal income tax purposes is $259,249. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $48,629 and $4,339, respectively. Net unrealized appreciation for tax purposes is $44,290.

DEFINITIONS:

ADR  American Depositary Receipt

SCRL  Società Cooperativa a Responsabilità Limitata (Limited Liability Co-operative)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

American Century International

SCHEDULE OF INVESTMENTS (continued)
June 30, 2006
(all amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	16.3%	$50,635
Pharmaceuticals	7.4%	22,897
Industrial Machinery & Equipment	5.3%	16,492
Oil & Gas Extraction	5.3%	16,461
Telecommunications	4.4%	13,585
Instruments & Related Products	4.2%	13,113
Chemicals & Allied Products	4.0%	12,429
Petroleum Refining	2.7%	8,377
Food & Kindred Products	2.6%	8,165
Rubber & Misc. Plastic Products	2.6%	8,032
Metal Mining	2.5%	7,783
Automotive	2.5%	7,708
Holding & Other Investment Offices	2.3%	7,000
Construction	2.2%	6,977
Life Insurance	2.1%	6,385
Electronic Components & Accessories	1.8%	5,726
Engineering & Management Services	1.8%	5,722
Real Estate	1.6%	4,955
Department Stores	1.6%	4,892
Computer & Data Processing Services	1.6%	4,840
Business Credit Institutions	1.6%	4,831
Communications Equipment	1.4%	4,436
Radio, Television & Computer Stores	1.3%	3,951
Retail Trade	1.1%	3,529
Radio & Television Broadcasting	1.1%	3,479
Security & Commodity Brokers	1.1%	3,462
Apparel & Accessory Stores	1.1%	3,456
Electronic & Other Electric Equipment	1.1%	3,451
Textile Mill Products	1.1%	3,318
Hotels & Other Lodging Places	1.1%	3,272
Railroads	1.1%	3,272
Manufacturing Industries	1.0%	3,142
Amusement & Recreation Services	1.0%	2,958
Business Services	0.9%	2,891
Medical Instruments & Supplies	0.9%	2,876
Beverages	0.9%	2,866
Tobacco Products	0.8%	2,466
Air Transportation	0.7%	2,172
Residential Building Construction	0.7%	2,169
Motor Vehicles, Parts & Supplies	0.6%	1,972
Lumber & Other Building Materials	0.6%	1,790
Public Administration	0.6%	1,790
Primary Metal Industries	0.5%	1,514
Transportation Equipment	0.4%	1,176
Stone, Clay & Glass Products	0.4%	1,126
Investment Securities, at value	97.9%	303,539
Total Investment Securities	97.9%	$303,539

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

American Century International

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $256,161)	$303,539
Cash	6,288
Foreign currency (cost: $39)	40
Receivables:
Shares sold	57
Interest	6
Income from loaned securities	13
Dividends	639
Dividend reclaims receivable	103
310,685
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	292
Management and advisory fees	229
Service fees	1
Administration fees	5
Other	57
584
Net Assets	$310,101
Net Assets Consist of:
Capital stock ($.01 par value)	$327
Additional paid-in capital	222,726
Distributable net investment income (loss)	3,371
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	36,292
Net unrealized appreciation (depreciation) on:
Investment securities	47,378
Translation of assets and liabilities denominated in foreign currencies	7
Net Assets	$310,101
Net Assets by Class:
Initial Class	$305,020
Service Class	5,081
Shares Outstanding:
Initial Class	32,185
Service Class	540
Net Asset Value and Offering Price Per Share:
Initial Class	$9.48
Service Class	9.42

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $385)	$3,543
Interest	107
Income from loaned securities–net	129
3,779
Expenses:
Management and advisory fees	1,423
Printing and shareholder reports	41
Custody fees	112
Administration fees	31
Legal fees	3
Audit fees	8
Trustees fees	5
Service fees:
Service Class	6
Other	4
Total expenses	1,633
Net Investment Income (Loss)	2,146
Net Realized Gain (Loss) from:
Investment securities	20,017
Foreign currency transactions	(652)
19,365
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	412
Translation of assets and liabilities denominated in foreign currencies	16
428
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	19,793
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,939

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

American Century International

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,146	$3,161
Net realized gain (loss) from investment securities and foreign currency transactions	19,365	21,046
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	428	5,989
	21,939	30,196
Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,833)
Service Class	–	(22)
	–	(1,855)
From net realized gains:
Initial Class	–	(22,039)
Service Class	–	(299)
	–	(22,338)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	55,239	45,897
Service Class	3,177	2,209
	58,416	48,106
Dividends and distributions reinvested:
Initial Class	–	23,872
Service Class	–	321
	–	24,193
Cost of shares redeemed:
Initial Class	(37,165)	(46,363)
Service Class	(2,199)	(993)
	(39,364)	(47,356)
	19,052	24,943
Net increase (decrease) in net assets	40,991	30,946
Net Assets:
Beginning of period	269,110	238,164
End of period	$310,101	$269,110
Distributable Net Investment Income (Loss)	$3,371	$1,225

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	5,829	5,451
Service Class	335	263
	6,164	5,714
Shares issued–reinvested from distributions:
Initial Class	–	2,961
Service Class	–	40
	–	3,001
Shares redeemed:
Initial Class	(3,967)	(5,480)
Service Class	(237)	(119)
	(4,204)	(5,599)
Net increase (decrease) in shares outstanding:
Initial Class	1,862	2,932
Service Class	98	184
	1,960	3,116

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

American Century International

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$8.75	$0.07	$0.66	$0.73	$–	$–	$–	$9.48
	12/31/2005	8.61	0.11	0.92	1.03	(0.07)	(0.82)	(0.89)	8.75
	12/31/2004	7.53	0.05	1.03	1.08	–	–	–	8.61
	12/31/2003	6.01	0.04	1.48	1.52	–	–	–	7.53
	12/31/2002	7.65	0.01	(1.63)	(1.62)	(0.02)	–	(0.02)	6.01
	12/31/2001	10.34	0.07	(2.45)	(2.38)	(0.28)	(0.03)	(0.31)	7.65
Service Class	6/30/2006	8.70	0.06	0.66	0.72	–	–	–	9.42
	12/31/2005	8.59	0.08	0.91	0.99	(0.06)	(0.82)	(0.88)	8.70
	12/31/2004	7.52	0.03	1.04	1.07	–	–	–	8.59
	12/31/2003	5.91	(0.02)	1.63	1.61	–	–	–	7.52

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)		Total (e)		Net Assets (f)	Rate (g)
Initial Class	6/30/2006	8.34%	$305,020	1.05%		1.05%		1.39%	41%
	12/31/2005	12.86	265,260	1.10		1.10		1.30	103
	12/31/2004	14.34	235,949	1.09		1.09		0.70	125
	12/31/2003	25.29	303,527	1.14	(h)	1.14	(h)	0.58	219
	12/31/2002	(21.18)	107,761	1.49		1.78		0.23	261
	12/31/2001	(23.44)	29,985	1.20		1.63		0.78	154
Service Class	6/30/2006	8.28	5,081	1.30		1.30		1.25	41
	12/31/2005	12.42	3,850	1.35		1.35		0.97	103
	12/31/2004	14.23	2,215	1.35		1.35		0.40	125
	12/31/2003	27.24	650	1.39		1.39		(0.51)	219

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  American Century International (the "Fund") share classes commenced operations as follows:

Initial Class–January 2, 1997
    Service Class–May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2006 and for the years ended December 31, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

(h)  The impact of recaptured expenses on the Ratio of Expenses to Average Net Assets was 0.14% for the period ended December 31, 2003.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

American Century International

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. American Century International (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $55, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

American Century International

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no open forward foreign currency contracts at June 30, 2006.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.925% of the first $250 million of ANA
0.90% of the next $250 million of ANA
0.85% of the next $500 million of ANA
0.80% of ANA over $1 billion*

* The ANA will be determined on a combined basis with the same named fund managed by the sub-adviser for Transamerica IDEX Mutual Funds. Effective July 3, 2006, the ANA will not be determined on a combined basis, as the Fund will be restructured. With this exception, the investment advisory fees will remain the same.

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.125% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

American Century International

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $15.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six months ended June 30, 2006 were $3.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$142,132
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	123,841
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, passive foreign investment companies and post October loss deferrals.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.
TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  SUBSEQUENT EVENT

The ATST Board of Trustees approved the appointment of MFS Investment Management ("MFS") to replace American Century Global Investment Management, Inc. ("American Century") as the sub-adviser of American Century International. MFS replaced American Century as sub-adviser of the Fund on July 3, 2006, and the Fund was renamed MFS International Equity. Although shareholder approval was not required, an information statement will be sent to shareholders to discuss the transaction in detail.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

American Century Large Company Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,041.80	0.92%	$4.66
Hypothetical (b)	1,000.00	1,020.23	0.92	4.61
Service Class
Actual	1,000.00	1,040.90	1.17	5.92
Hypothetical (b)	1,000.00	1,018.99	1.17	5.86

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

American Century Large Company Value

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.7%)
Aerospace (0.8%)
Northrop Grumman Corp.	13,400	$858
Apparel & Accessory Stores (0.6%)
Gap (The), Inc.	37,000	644
Apparel Products (1.5%)
Liz Claiborne, Inc.	21,900	812
V.F. Corp.	13,200	897
Automotive (0.2%)
Lear Corp. †	9,900	220
Beverages (1.8%)
Coca-Cola Co. (The)	25,900	1,114
Pepsi Bottling Group, Inc.	29,900	961
Business Credit Institutions (2.9%)
Freddie Mac †	56,700	3,232
Chemicals & Allied Products (2.1%)
du Pont (E.I.) de Nemours & Co.	23,700	986
PPG Industries, Inc.	21,000	1,386
Commercial Banks (18.5%)
Bank of America Corp.	82,900	3,988
Bank of New York Co., Inc. (The)	34,600	1,114
Citigroup, Inc.	110,600	5,335
JP Morgan Chase & Co.	67,200	2,822
National City Corp.	16,500	597
PNC Financial Services Group, Inc.	13,100	919
US Bancorp	52,600	1,624
Wachovia Corp.	36,900	1,996
Wells Fargo & Co.	37,900	2,542
Communications Equipment (0.3%)
Avaya, Inc. ‡	26,200	299
Computer & Data Processing Services (3.7%)
Computer Sciences Corp. ‡	12,400	601
Fiserv, Inc. ‡	17,600	798
Microsoft Corp.	85,100	1,983
Oracle Corp. ‡	55,400	803
Computer & Office Equipment (3.1%)
Hewlett-Packard Co.	60,300	1,910
International Business Machines Corp.	20,900	1,606
Electric Services (1.3%)
PPL Corp.	46,200	1,492
Electric, Gas & Sanitary Services (3.0%)
Exelon Corp.	33,400	1,898
NiSource, Inc. †	34,200	747
Waste Management, Inc.	22,200	797

	Shares	Value
Electronic & Other Electric Equipment (1.3%)
General Electric Co.	42,800	$1,411
Electronic Components & Accessories (2.0%)
Intel Corp.	47,100	893
Tyco International, Ltd.	51,400	1,414
Fabricated Metal Products (0.8%)
Parker Hannifin Corp.	10,900	846
Food & Kindred Products (2.9%)
Altria Group, Inc.	22,900	1,682
Sara Lee Corp.	37,100	594
Unilever NV-NY Shares	45,100	1,017
Food Stores (1.0%)
Kroger Co.	52,700	1,152
Health Services (0.5%)
HCA, Inc.	13,700	591
Industrial Machinery & Equipment (2.3%)
Deere & Co.	7,800	651
Dover Corp.	18,100	895
Ingersoll-Rand Co.–Class A	24,700	1,057
Instruments & Related Products (0.7%)
Xerox Corp. † ‡	60,700	844
Insurance (4.4%)
Allstate Corp. (The)	27,300	1,494
American International Group, Inc.	29,900	1,766
Loews Corp.	30,300	1,074
MGIC Investment Corp.	9,700	631
Insurance Agents, Brokers & Service (1.8%)
Hartford Financial Services Group, Inc. (The)	16,500	1,396
Marsh & McLennan Cos., Inc.	24,200	651
Life Insurance (0.9%)
Torchmark Corp.	15,900	965
Lumber & Other Building Materials (0.6%)
Home Depot, Inc. (The)	17,800	637
Lumber & Wood Products (1.2%)
Weyerhaeuser Co.	21,000	1,307
Motion Pictures (1.7%)
Time Warner, Inc.	112,800	1,951
Oil & Gas Extraction (3.3%)
Anadarko Petroleum Corp. †	6,400	305
Devon Energy Corp.	4,700	284
Royal Dutch Shell PLC–Class A, ADR	47,600	3,188

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Personal Services (0.3%)
H&R Block, Inc.	12,000	$286
Petroleum Refining (9.6%)
Chevron Corp. †	55,500	3,444
ConocoPhillips	35,200	2,307
Exxon Mobil Corp.	83,500	5,123
Pharmaceuticals (7.0%)
Abbott Laboratories	39,100	1,705
Johnson & Johnson	27,300	1,636
Merck & Co., Inc.	23,100	842
Pfizer, Inc.	90,500	2,124
Wyeth	34,800	1,545
Primary Metal Industries (0.5%)
Nucor Corp.	10,200	553
Printing & Publishing (1.7%)
Gannett Co., Inc.	23,500	1,314
RR Donnelley & Sons Co.	20,500	655
Radio & Television Broadcasting (0.5%)
Viacom, Inc.–Class B ‡	15,300	548
Restaurants (1.2%)
McDonald's Corp.	40,400	1,357
Retail Trade (1.4%)
Dollar General Corp.	42,700	597
Wal-Mart Stores, Inc.	19,800	954
Rubber & Misc. Plastic Products (0.7%)
Newell Rubbermaid, Inc.	29,200	754
Savings Institutions (1.4%)
Washington Mutual, Inc. †	35,400	1,614
Security & Commodity Brokers (3.0%)
Merrill Lynch & Co., Inc.	23,500	1,635
Morgan Stanley	28,100	1,776
Telecommunications (5.2%)
AT&T, Inc.	73,100	2,038
BellSouth Corp.	36,400	1,318
Sprint Nextel Corp.	50,300	1,006
Verizon Communications, Inc.	46,200	1,547
Total Common Stocks (cost: $103,731)		110,355
	Principal	Value
SECURITY LENDING COLLATERAL (6.3%)
Debt (5.4%)
Bank Notes (0.1%)
Bank of America 5.27%, due 07/14/2006 *	$44	$44
5.31%, due 08/10/2006 *	101	101

	Principal	Value
Certificates Of Deposit (0.1%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	$110	$110
Commercial Paper (1.1%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	43	43
5.27%, due 07/20/2006	88	88
Clipper Receivables Corp. 5.12%, due 07/05/2006	109	109
CRC Funding LLC–144A 5.28%, due 07/21/2006	110	110
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	131	131
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	130	130
Grampian Funding LLC–144A 5.32%, due 07/21/2006	65	65
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	91	91
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	110	110
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006	219	219
5.31%, due 07/13/2006	110	110
Euro Dollar Overnight (0.4%)
Fortis Bank 5.09%, due 07/05/2006	219	219
Harris NA 5.08%, due 07/05/2006	131	131
Svenska Handlesbanken 5.29%, due 07/03/2006	88	88
Euro Dollar Terms (0.9%)
Abbey National PLC 5.10%, due 07/10/2006	329	329
Barclays 5.15%, due 08/01/2006	219	219
Calyon 5.30%, due 08/08/2006	66	66
Dexia Group 5.30%, due 08/09/2006	110	110
Toronto Dominion Bank 5.30%, due 07/26/2006	131	131
UBS AG 5.25%, due 07/21/2006	219	219

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (2.8%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $100 on 07/03/2006	$100	$100
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $1,284 on 07/03/2006	1,284	1,284
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $157 on 07/03/2006	156	156
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $994 on 07/03/2006	994	994
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $472 on 07/03/2006	472	472
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $123 on 07/03/2006	123	123

	Shares	Value
Investment Companies (0.9%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	371,265	$371
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	101,468	101
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	470,000	470
Total Security Lending Collateral (cost: $7,044)		7,044
Total Investment Securities (cost: $110,775) #		$117,399

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $6,803.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $3,231, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $110,888. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $10,491 and $3,980, respectively. Net unrealized appreciation for tax purposes is $6,511.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $1,097 or 1.0% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

American Century Large Company Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $110,775) (including securities loaned of $6,803)	$117,399
Cash	2,130
Receivables:
Investment securities sold	362
Interest	6
Dividends	166
Dividend reclaims receivable	3
120,066
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	10
Management and advisory fees	79
Administration fees	2
Payable for collateral for securities on loan	7,044
Other	17
7,152
Net Assets	$112,914
Net Assets Consist of:
Capital stock ($.01 par value)	$98
Additional paid-in capital	87,114
Distributable net investment income (loss)	4,048
Accumulated net realized gain (loss) from investment securities	15,030
Net unrealized appreciation (depreciation) on investment securities	6,624
Net Assets	$112,914
Net Assets by Class:
Initial Class	$111,034
Service Class	1,880
Shares Outstanding:
Initial Class	9,680
Service Class	164
Net Asset Value and Offering Price Per Share:
Initial Class	$11.47
Service Class	11.45

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $13)	$1,529
Interest	48
Income from loaned securities–net	7
1,584
Expenses:
Management and advisory fees	512
Printing and shareholder reports	5
Custody fees	13
Administration fees	12
Legal fees	1
Audit fees	8
Trustees fees	2
Service fees:
Service Class	2
Other	1
Total expenses	556
Net Investment Income (Loss)	1,028
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	1,368
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	2,734
Net Realized and Unrealized Gain (Loss) on Investment Securities	4,102
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,130

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

American Century Large Company Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,028	$3,021
Net realized gain (loss) from investment securities and futures contracts	1,368	14,041
Change in unrealized appreciation (depreciation) on investment securities	2,734	(8,807)
	5,130	8,255
Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,279)
Service Class	–	(9)
	–	(1,288)
From net realized gains:
Initial Class	–	(7,228)
Service Class	–	(60)
	–	(7,288)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	710	20,226
Service Class	253	668
	963	20,894
Dividends and distributions reinvested:
Initial Class	–	8,507
Service Class	–	69
	–	8,576
Cost of shares redeemed:
Initial Class	(15,468)	(93,139)
Service Class	(230)	(883)
	(15,698)	(94,022)
	(14,735)	(64,552)
Net increase (decrease) in net assets	(9,605)	(64,873)
Net Assets:
Beginning of period	122,519	187,392
End of period	$112,914	$122,519
Distributable Net Investment Income (Loss)	$4,048	$3,020

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	62	1,853
Service Class	22	61
	84	1,914
Shares issued-reinvested from distributions:
Initial Class	–	794
Service Class	–	7
	–	801
Shares redeemed:
Initial Class	(1,352)	(8,442)
Service Class	(20)	(82)
	(1,372)	(8,524)
Net increase (decrease) in shares outstanding:
Initial Class	(1,290)	(5,795)
Service Class	2	(14)
	(1,288)	(5,809)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

American Century Large Company Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$11.01	$0.10	$0.36	$0.46	$–	$–	$–	$11.47
	12/31/2005	11.06	0.18	0.26	0.44	(0.07)	(0.42)	(0.49)	11.01
	12/31/2004	9.81	0.17	1.18	1.35	(0.10)	–	(0.10)	11.06
	12/31/2003	7.64	0.12	2.08	2.20	(0.03)	–	(0.03)	9.81
	12/31/2002	9.48	0.06	(1.90)	(1.84)	–	–	–	7.64
	12/31/2001	10.00	0.03	(0.55)	(0.52)	–	–	–	9.48
Service Class	6/30/2006	11.00	0.08	0.37	0.45	–	–	–	11.45
	12/31/2005	11.07	0.15	0.26	0.41	(0.06)	(0.42)	(0.48)	11.00
	12/31/2004	9.82	0.17	1.16	1.33	(0.08)	–	(0.08)	11.07
	12/31/2003	7.90	0.08	1.85	1.93	(0.01)	–	(0.01)	9.82

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	4.18%	$111,034	0.92%	0.92%	1.71%	3%
	12/31/2005	4.15	120,738	0.91	0.91	1.62	26
	12/31/2004	13.91	185,445	0.97	0.97	1.67	86
	12/31/2003	28.79	59,978	1.08	1.08	1.41	62
	12/31/2002	(19.38)	34,898	1.40	1.54	0.76	94
	12/31/2001	(5.20)	6,785	1.40	5.95	0.50	47
Service Class	6/30/2006	4.09	1,880	1.17	1.17	1.46	3
	12/31/2005	3.83	1,781	1.16	1.16	1.36	26
	12/31/2004	13.61	1,947	1.22	1.22	1.66	86
	12/31/2003	24.40	149	1.31	1.31	1.39	62

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  American Century Large Company Value (the "Fund") share classes commenced operations as follows:

Initial Class–May 1, 2001

Service Class–May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. American Century Large Company Value (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $3, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies:

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$177	0.15%
Asset Allocation–Moderate Portfolio	57,264	47.74%
Total	$57,441	47.89%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.85% of the first $250 million of ANA
0.80% of the next $250 million of ANA
0.775% of the next $250 million of ANA
0.70% of ANA over $750 million*

*  The ANA will be determined on a combined basis with the same named fund managed by the sub-adviser for Transamerica IDEX Mutual Funds.

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.35% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $6.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six months ended June 30, 2006 were less than $1.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$4,069
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	15,512
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Asset Allocation–Conservative Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at June 30, 2006, was 0.79%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,029.70	0.13%	$0.65
Hypothetical (b)	1,000.00	1,024.15	0.13	0.65
Service Class
Actual	1,000.00	1,028.90	0.38	1.91
Hypothetical (b)	1,000.00	1,022.91	0.38	1.91

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2006

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Asset Allocation–Conservative Portfolio

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.6%)
Aggressive Equity (10.8%)
T. Rowe Price Small Cap, Initial Class ‡Ø	456,190	$5,059
TA IDEX Evergreen Health Care, Class I @	2,026,970	26,695
Third Avenue Value, Initial Class Ø	1,537,247	39,707
Transamerica Growth Opportunities, Initial Class ‡Ø	760,696	12,704
Capital Preservation (3.7%)
Transamerica Money Market, Initial Class Ø	28,755,478	28,755
Fixed-Income (38.9%)
MFS High Yield, Initial Class Ø	2,750,469	27,065
PIMCO Total Return, Initial Class Ø	5,201,000	56,327
TA IDEX PIMCO Real Return TIPS, Class I @	6,170,946	61,277
TA IDEX Transamerica Flexible Income, Class I @	3,585,263	32,698
TA IDEX Transamerica High-Yield Bond, Class I @	2,600,620	23,406
TA IDEX Transamerica Short-Term Bond, Class I @	7,314,105	71,166
Transamerica Convertible Securities, Initial Class Ø	2,436,513	29,189
Transamerica U.S. Government Securities, Initial Class Ø	49,189	579
Foreign Fixed-Income (14.0%)
TA IDEX JPMorgan International Bond, Class I @	7,385,118	76,805
TA IDEX Van Kampen Emerging Markets Debt, Class I @	3,130,554	31,869

	Shares	Value
Growth Equity (22.7%)
American Century Large Company Value, Initial Class Ø	15,418	$177
Federated Growth & Income, Initial Class Ø	3,351,985	58,257
Great Companies-AmericaSM, Initial Class Ø	959,310	9,641
J.P. Morgan Mid Cap Value, Initial Class Ø	1,074,713	18,206
Janus Growth, Initial Class ‡Ø	219,788	8,139
Marsico Growth, Initial Class Ø	4,703	48
T. Rowe Price Equity Income, Initial Class Ø	851,035	17,974
T. Rowe Price Growth Stock, Initial Class Ø	22,908	526
TA IDEX UBS Large Cap Value, Class I @	2,379,169	27,765
Transamerica Equity, Initial Class Ø	1,431,530	35,015
Specialty–Real Estate (3.2%)
Clarion Global Real Estate Securities, Initial Class Ø	1,097,758	24,700
World Equity (7.3%)
TA IDEX AllianceBernstein International Value, Class I @	981,476	11,208
TA IDEX Evergreen International Small Cap, Class I @	837,443	12,805
TA IDEX Marsico International Growth, Class I @	997,402	13,086
TA IDEX Neuberger Berman International, Class I @	1,484,635	16,628
TA IDEX Oppenheimer Developing Markets, Class I @	321,043	3,265
Total Investment Companies (cost: $736,693) #		$780,741

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

Ø  This portfolio is part of AEGON/Transamerica Series Trust and is an affiliate of the Fund.

@  This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

#  Aggregate cost for Federal income tax purposes is $736,794. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $53,965 and $10,018, respectively. Net unrealized appreciation for tax purposes is $43,947.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Asset Allocation–Conservative Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $736,693)	$780,741
Receivables:
Shares sold	403
781,144
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	4,896
Management and advisory fees	63
Service fees	44
Administration fees	8
Other	29
5,040
Net Assets	$776,104
Net Assets Consist of:
Capital stock ($.01 par value)	$660
Additional paid-in capital	658,849
Distributable net investment income (loss)	29,814
Accumulated net realized gain (loss) from investment in affiliated investment companies	42,733
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	44,048
Net Assets	$776,104
Net Assets by Class:
Initial Class	$552,601
Service Class	223,503
Shares Outstanding:
Initial Class	46,934
Service Class	19,044
Net Asset Value and Offering Price Per Share:
Initial Class	$11.77
Service Class	11.74

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$4,780
Expenses:
Management and advisory fees	359
Printing and shareholder reports	9
Custody fees	19
Administration fees	45
Legal fees	7
Audit fees	8
Trustees fees	11
Service fees:
Service Class	243
Other	7
Total expenses	708
Net Investment Income (Loss)	4,072
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	6,174
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	10,401
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	16,575
Net Increase (Decrease) in Net Assets Resulting from Operations	$20,647

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Asset Allocation–Conservative Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$4,072	$25,741
Net realized gain (loss) from investment in affiliated investment companies	6,174	36,826
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	10,401	(27,687)
	20,647	34,880
Distributions to Shareholders:
From net investment income:
Initial Class	–	(14,023)
Service Class	–	(3,667)
	–	(17,690)
From net realized gains:
Initial Class	–	(37,739)
Service Class	–	(10,183)
	–	(47,922)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	99,161	102,240
Service Class	67,986	100,163
	167,147	202,403
Proceeds from fund acquisition:
Initial Class	–	4,365
	–	4,365
Dividends and distributions reinvested:
Initial Class	–	51,762
Service Class	–	13,850
	–	65,612
Cost of shares redeemed:
Initial Class	(78,359)	(128,976)
Service Class	(22,308)	(19,868)
	(100,667)	(148,844)
	66,480	123,536
Net increase (decrease) in net assets	87,127	92,804
Net Assets:
Beginning of period	688,977	596,173
End of period	$776,104	$688,977
Distributable Net Investment Income (Loss)	$29,814	$25,742

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	8,432	8,704
Service Class	5,807	8,550
	14,239	17,254
Shares issued on fund acquisition:
Initial Class	–	394
	–	394
Shares issued–reinvested from distributions:
Initial Class	–	4,664
Service Class	–	1,249
	–	5,913
Shares redeemed:
Initial Class	(6,663)	(11,108)
Service Class	(1,890)	(1,693)
	(8,553)	(12,801)
Net increase (decrease) in shares outstanding:
Initial Class	1,769	2,654
Service Class	3,917	8,106
	5,686	10,760

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Asset Allocation–Conservative Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$11.43	$0.07	$0.27	$0.34	$–	$–	$–	$11.77
	12/31/2005	12.04	0.47	0.12	0.59	(0.32)	(0.88)	(1.20)	11.43
	12/31/2004	11.16	0.24	0.82	1.06	(0.03)	(0.15)	(0.18)	12.04
	12/31/2003	9.09	0.04	2.04	2.08	(0.01)	–	(0.01)	11.16
	12/31/2002	10.00	0.06	(0.97)	(0.91)	–	–	–	9.09
Service Class	6/30/2006	11.41	0.06	0.27	0.33	–	–	–	11.74
	12/31/2005	12.03	0.47	0.10	0.57	(0.31)	(0.88)	(1.19)	11.41
	12/31/2004	11.15	0.25	0.79	1.04	(0.01)	(0.15)	(0.16)	12.03
	12/31/2003	9.53	–	1.62	1.62	–	–	–	11.15

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)(g)	Net Investment Income (Loss) to Average Net Assets (d)(f)	Portfolio Turnover Rate (e)
Initial Class	6/30/2006	2.97%	$552,601	0.13%	1.20%	5%
	12/31/2005	5.18	516,376	0.14	4.01	40
	12/31/2004	9.71	511,683	0.14	2.10	53
	12/31/2003	22.91	453,710	0.13	0.45	24
	12/31/2002	(9.10)	169,834	0.19	1.07	28
Service Class	6/30/2006	2.89	223,503	0.38	0.97	5
	12/31/2005	5.01	172,601	0.39	4.03	40
	12/31/2004	9.45	84,490	0.39	2.19	53
	12/31/2003	17.00	15,030	0.38	0.03	24

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Asset Allocation – Conservative Portfolio (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 2002

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

(f)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)  Does not include expenses of the investment companies in which the Fund invests.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation – Conservative Portfolio (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

TFAI has entered into an agreement with Morningstar Associates, LLC ("Morningstar") to provide investment services to the Fund. TFAI compensates Morningstar as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, L.L.C. are both affiliates of the Fund and are sub-advisers to other funds within ATST.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $39.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$113,667
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	38,623
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Asset Allocation – Growth Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at June 30, 2006, was 0.91%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,044.40	0.13%	$0.66
Hypothetical (b)	1,000.00	1,024.15	0.13	0.65
Service Class
Actual	1,000.00	1,043.00	0.38	1.92
Hypothetical (b)	1,000.00	1,022.91	0.38	1.91

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2006

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%)
Aggressive Equity (23.7%)
Munder Net50, Initial Class ‡ø	3,744,006	$35,868
TA IDEX Evergreen Health Care, Class I @	3,911,526	51,515
Third Avenue Value, Initial Class ø	5,973,509	154,296
Transamerica Growth Opportunities, Initial Class ‡ø	2,547,703	42,547
Transamerica Small/Mid Cap Value, Initial Class ø	1,559,154	31,526
Capital Preservation (0.0%)
Transamerica Money Market, Initial Class ø	10,500	10
Growth Equity (52.4%)
Capital Guardian Value, Initial Class ø	3,375,646	72,475
Great Companies-TechnologySM, Initial Class ø	479,178	1,950
J.P. Morgan Mid Cap Value, Initial Class ø	2,535,661	42,954
Jennison Growth, Initial Class ø	11,253,001	89,799
Mercury Large Cap Value, Initial Class ø	10,890,666	215,744
T. Rowe Price Equity Income, Initial Class ø	4,016	85
TA IDEX UBS Large Cap Value, Class I @	4,631,391	54,048
TA IDEX Van Kampen Small Company Growth, Class I @	5,494,053	66,588
Transamerica Equity, Initial Class ø	6,375,416	155,943

	Shares	Value
Specialty–Real Estate (4.3%)
Clarion Global Real Estate Securities, Initial Class ø	2,548,645	$57,344
World Equity (19.4%)
TA IDEX AllianceBernstein International Value, Class I @	1,660,038	18,958
TA IDEX Evergreen International Small Cap, Class I @	3,438,154	52,569
TA IDEX Marsico International Growth, Class I @	3,260,215	42,774
TA IDEX Mercury Global Allocation, Class I @	4,659,148	50,226
TA IDEX Neuberger Berman International, Class I @	4,640,786	51,977
TA IDEX Oppenheimer Developing Markets, Class I @	4,161,306	42,320
Total Investment Companies (cost: $1,132,984) #		$1,331,516

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

Ø  This portfolio is part of AEGON/Transamerica Series Trust and is an affiliate of the Fund.

@  This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

#  Aggregate cost for Federal income tax purposes is $1,133,036. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $198,480 and $0, respectively. Net unrealized appreciation for tax purposes is $198,480.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Asset Allocation – Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $1,132,984)	$1,331,516
Receivables:
Shares sold	3,401
1,334,917
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	215
Management and advisory fees	106
Service fees	54
Administration fees	13
Other	45
433
Net Assets	$1,334,484
Net Assets Consist of:
Capital stock ($.01 par value)	$996
Additional paid-in capital	1,025,187
Distributable net investment income (loss)	11,052
Accumulated net realized gain (loss) from investment in affiliated investment companies	98,717
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	198,532
Net Assets	$1,334,484
Net Assets by Class:
Initial Class	$1,061,255
Service Class	273,229
Shares Outstanding:
Initial Class	79,128
Service Class	20,493
Net Asset Value and Offering Price Per Share:
Initial Class	$13.41
Service Class	13.33

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$–
Expenses:
Management and advisory fees	643
Printing and shareholder reports	34
Custody fees	23
Administration fees	80
Legal fees	12
Audit fees	8
Trustees fees	19
Registration fees	2
Service fees:
Service Class	311
Other	12
Total expenses	1,144
Net Investment Income (Loss)	(1,144)
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	2,820
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	48,676
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	51,496
Net Increase (Decrease) in Net Assets Resulting from Operations	$50,352

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Asset Allocation – Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(1,144)	$12,195
Net realized gain (loss) from investment in affiliated investment companies	2,820	96,040
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	48,676	12,939
	50,352	121,174
Distributions to Shareholders:
From net investment income:
Initial Class	–	(3,855)
Service Class	–	(675)
	–	(4,530)
From net realized gains:
Initial Class	–	(39,502)
Service Class	–	(8,383)
	–	(47,885)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	119,760	207,500
Service Class	64,864	87,680
	184,624	295,180
Proceeds from fund acquisition:
Initial Class	–	326
	–	326
Dividends and distributions reinvested:
Initial Class	–	43,357
Service Class	–	9,058
	–	52,415
Cost of shares redeemed:
Initial Class	(67,350)	(100,269)
Service Class	(13,034)	(14,177)
	(80,384)	(114,446)
	104,240	233,475
Net increase (decrease) in net assets	154,592	302,234
Net Assets:
Beginning of period	1,179,892	877,658
End of period	$1,334,484	$1,179,892
Distributable Net Investment Income (Loss)	$11,052	$12,196

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	8,855	17,018
Service Class	4,805	7,247
	13,660	24,265
Shares issued on fund acquisition:
Initial Class	–	27
	–	27
Shares issued–reinvested from distributions:
Initial Class	–	3,613
Service Class	–	757
	–	4,370
Shares redeemed:
Initial Class	(4,999)	(8,323)
Service Class	(992)	(1,174)
	(5,991)	(9,497)
Net increase (decrease) in shares outstanding:
Initial Class	3,856	12,335
Service Class	3,813	6,830
	7,669	19,165

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Asset Allocation – Growth Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$12.84	$(0.01)	$0.58	$0.57	$–	$–	$–	$13.41
	12/31/2005	12.06	0.16	1.27	1.43	(0.06)	(0.59)	(0.65)	12.84
	12/31/2004	10.67	0.05	1.45	1.50	(0.01)	(0.10)	(0.11)	12.06
	12/31/2003	8.17	0.02	2.49	2.51	(0.01)	–	(0.01)	10.67
	12/31/2002	10.00	0.08	(1.91)	(1.83)	–	–	–	8.17
Service Class	6/30/2006	12.78	(0.03)	0.58	0.55	–	–	–	13.33
	12/31/2005	12.03	0.13	1.26	1.39	(0.05)	(0.59)	(0.64)	12.78
	12/31/2004	10.67	0.03	1.44	1.47	(0.01)	(0.10)	(0.11)	12.03
	12/31/2003	8.46	– (f)	2.21	2.21	–	–	–	10.67

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)(h)	Net Investment Income (Loss) to Average Net Assets (d)(g)	Portfolio Turnover Rate (e)
Initial Class	6/30/2006	4.44%	$1,061,255	0.13%	(0.13)%	1%
	12/31/2005	12.24	966,677	0.14	1.28	41
	12/31/2004	14.19	759,168	0.14	0.46	38
	12/31/2003	30.80	501,532	0.14	0.18	18
	12/31/2002	(18.30)	156,176	0.21	1.43	20
Service Class	6/30/2006	4.30	273,229	0.38	(0.38)	1
	12/31/2005	11.92	213,215	0.39	1.06	41
	12/31/2004	13.90	118,490	0.39	0.29	38
	12/31/2003	26.12	14,893	0.38	0.03	18

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Asset Allocation – Growth Portfolio ("the Fund") share classes commenced operations on:

Initial Class – May 1, 2002

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

(f)  Rounds to less than $0.01 per share.

(g)  Recognition of net investment income by the Fund is affected by the timing of the delcaration of dividends by the underlying investment companies in which the Fund invests.

(h)  Does not include expenses of the investment companies in which the Fund invests.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Asset Allocation – Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is, as an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation - Growth Portfolio (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

TFAI has entered into an agreement with Morningstar Associates, LLC ("Morningstar") to provide investment services to the Fund. TFAI compensates Morningstar as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, L.L.C. are both affiliates of the Fund and are sub-advisers to other funds within ATST.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Asset Allocation – Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $66.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$115,054
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	15,159
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Asset Allocation – Moderate Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at June 30, 2006, was 0.84%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,033.50	0.13%	$0.66
Hypothetical (b)	1,000.00	1,024.15	0.13	0.65
Service Class
Actual	1,000.00	1,032.00	0.38	1.91
Hypothetical (b)	1,000.00	1,022.91	0.38	1.91

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2006

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)
Aggressive Equity (15.1%)
Munder Net50, Initial Class ‡ø	817,909	$7,836
T. Rowe Price Small Cap, Initial Class ‡ø	2,723,062	30,199
TA IDEX Evergreen Health Care, Class I @	4,224,213	55,633
Third Avenue Value, Initial Class ø	6,086,642	157,218
Transamerica Growth Opportunities, Initial Class ‡ø	4,543,871	75,883
Transamerica Small/Mid Cap Value, Initial Class ø	1,160,874	23,473
Capital Preservation (0.0%)
Transamerica Money Market, Initial Class ø	133,006	133
Fixed-Income (33.0%)
MFS High Yield, Initial Class ø	13,495,962	132,800
PIMCO Total Return, Initial Class ø	19,253,987	208,521
TA IDEX PIMCO Real Return TIPS, Class I @	13,193,226	131,009
TA IDEX Transamerica Flexible Income, Class I @	2,372,264	21,635
TA IDEX Transamerica High-Yield Bond, Class I @	2,127,039	19,143
TA IDEX Transamerica Short-Term Bond, Class I @	11,385,868	110,784
Transamerica Convertible Securities, Initial Class ø	11,696,191	140,120
Foreign Fixed-Income (9.9%)
TA IDEX JPMorgan International Bond, Class I @	12,214,444	127,030
TA IDEX Van Kampen Emerging Markets Debt, Class I @	10,075,040	102,564

	Shares	Value
Growth Equity (27.7%)
American Century Large Company Value, Initial Class ø	4,992,526	$57,264
Federated Growth & Income, Initial Class ø	4,302,692	74,781
Great Companies–TechnologySM, Initial Class ø	8,058,101	32,796
J.P. Morgan Mid Cap Value, Initial Class ø	1,862,139	31,545
Janus Growth, Initial Class ‡ø	1,210,425	44,822
Marsico Growth, Initial Class ø	7,962,714	81,060
Mercury Large Cap Value, Initial Class ø	6,422,243	127,225
T. Rowe Price Equity Income, Initial Class ø	3,376,190	71,305
Transamerica Equity, Initial Class ø	5,001,963	122,348
Specialty–Real Estate (4.1%)
Clarion Global Real Estate Securities, Initial Class ø	4,272,300	96,127
World Equity (10.1%)
TA IDEX AllianceBernstein International Value, Class I @	2,468,561	28,191
TA IDEX Evergreen International Small Cap, Class I @	3,741,607	57,209
TA IDEX Marsico International Growth, Class I @	4,102,365	53,823
TA IDEX Neuberger Berman International, Class I @	5,077,408	56,867
TA IDEX Oppenheimer Developing Markets, Class I @	3,774,245	38,384
Total Investment Companies (cost: $2,049,110) #		$2,317,728

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

Ø  This portfolio is part of AEGON/Transamerica Series Trust and is an affiliate of the Fund.

@  This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

#  Aggregate cost for Federal income tax purposes is $2,049,310. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $286,074 and $17,656, respectively. Net unrealized appreciation for tax purposes is $268,418.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Asset Allocation – Moderate Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $2,049,110)	$2,317,728
Receivables:
Shares sold	1,942
2,319,670
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	207
Management and advisory fees	186
Service fees	158
Administration fees	22
Other	54
627
Net Assets	$2,319,043
Net Assets Consist of:
Capital stock ($.01 par value)	$1,836
Additional paid-in capital	1,867,212
Distributable net investment income (loss)	66,802
Accumulated net realized gain (loss) from investment in affiliated investment companies	114,575
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	268,618
Net Assets	$2,319,043
Net Assets by Class:
Initial Class	$1,521,472
Service Class	797,571
Shares Outstanding:
Initial Class	120,317
Service Class	63,326
Net Asset Value and Offering Price Per Share:
Initial Class	$12.65
Service Class	12.59

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$7,436
Expenses:
Management and advisory fees	1,122
Printing and shareholder reports	56
Custody fees	32
Administration fees	140
Legal fees	22
Audit fees	8
Trustees fees	34
Registration fees	3
Service fees:
Service Class	887
Other	22
Total expenses	2,326
Net Investment Income (Loss)	5,110
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	5,507
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	58,669
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	64,176
Net Increase (Decrease) in Net Assets Resulting from Operations	$69,286

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Asset Allocation – Moderate Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$5,110	$61,692
Net realized gain (loss) from investment in affiliated investment companies	5,507	109,273
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	58,669	(30,213)
	69,286	140,752
Distributions to Shareholders:
From net investment income:
Initial Class	–	(26,155)
Service Class	–	(8,017)
	–	(34,172)
From net realized gains:
Initial Class	–	(58,958)
Service Class	–	(18,680)
	–	(77,638)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	85,753	167,596
Service Class	193,587	364,869
	279,340	532,465
Dividends and distributions reinvested:
Initial Class	–	85,113
Service Class	–	26,697
	–	111,810
Cost of shares redeemed:
Initial Class	(124,073)	(168,296)
Service Class	(20,551)	(22,319)
	(144,624)	(190,615)
	134,716	453,660
Net increase (decrease) in net assets	204,002	482,602
Net Assets:
Beginning of period	2,115,041	1,632,439
End of period	$2,319,043	$2,115,041
Distributable Net Investment Income (Loss)	$66,802	$61,692

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	6,769	13,994
Service Class	15,344	30,407
	22,113	44,401
Shares issued–reinvested from distributions:
Initial Class	–	7,256
Service Class	–	2,280
	–	9,536
Shares redeemed:
Initial Class	(9,792)	(14,004)
Service Class	(1,628)	(1,864)
	(11,420)	(15,868)
Net increase (decrease) in shares outstanding:
Initial Class	(3,023)	7,246
Service Class	13,716	30,823
	10,693	38,069

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Asset Allocation – Moderate Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$12.24	$0.03	$0.38	$0.41	$–	$–	$–	$12.65
	12/31/2005	12.10	0.40	0.46	0.86	(0.22)	(0.50)	(0.72)	12.24
	12/31/2004	10.99	0.18	1.06	1.24	(0.03)	(0.10)	(0.13)	12.10
	12/31/2003	8.81	0.04	2.15	2.19	(0.01)	–	(0.01)	10.99
	12/31/2002	10.00	0.06	(1.25)	(1.19)	–	–	–	8.81
Service Class	6/30/2006	12.20	0.02	0.37	0.39	–	–	–	12.59
	12/31/2005	12.09	0.41	0.42	0.83	(0.22)	(0.50)	(0.72)	12.20
	12/31/2004	10.98	0.18	1.03	1.21	– (h)	(0.10)	(0.10)	12.09
	12/31/2003	9.21	0.01	1.76	1.77	–	–	–	10.98

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)(g)	Net Investment Income (Loss) to Average Net Assets (d)(f)	Portfolio Turnover Rate (e)
Initial Class	6/30/2006	3.35%	$1,521,472	0.13%	0.53%	1%
	12/31/2005	7.44	1,509,579	0.14	3.36	24
	12/31/2004	11.39	1,405,218	0.13	1.61	30
	12/31/2003	24.87	1,169,496	0.12	0.39	16
	12/31/2002	(11.90)	405,684	0.15	1.03	21
Service Class	6/30/2006	3.20	797,571	0.38	0.30	1
	12/31/2005	7.13	605,462	0.39	3.40	24
	12/31/2004	11.13	227,221	0.39	1.63	30
	12/31/2003	19.22	28,018	0.37	0.13	16

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Asset Allocation – Moderate Portfolio (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 2002

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

(f)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)  Does not include expenses of the investment companies in which the Fund invests.

(h)  Rounds to less than $0.01 per share.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Asset Allocation – Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation – Moderate Portfolio (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

TFAI has entered into an agreement with Morningstar Associates, LLC ("Morningstar") to provide investment services to the Fund. TFAI compensates Morningstar as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, L.L.C. are both affiliates of the Fund and are sub-advisers to other funds within ATST.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Asset Allocation – Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $115.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$164,883
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	26,808
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Asset Allocation – Moderate Growth Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at June 30, 2006, was 0.87%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,043.00	0.12%	$0.61
Hypothetical (b)	1,000.00	1,024.20	0.12	0.60
Service Class
Actual	1,000.00	1,041.60	0.37	1.87
Hypothetical (b)	1,000.00	1,022.96	0.37	1.86

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2006

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%)
Aggressive Equity (16.0%)
Munder Net50, Initial Class ‡ ø	2,670,492	$25,583
TA IDEX Evergreen Health Care, Class I @	7,259,279	95,605
Third Avenue Value, Initial Class ø	10,952,717	282,909
Transamerica Growth Opportunities, Initial Class ‡ ø	7,111,829	118,768
Capital Preservation (0.0%)
Transamerica Money Market, Initial Class ø	18,757	19
Fixed-Income (16.0%)
MFS High Yield, Initial Class ø	9,234,597	90,868
PIMCO Total Return, Initial Class ø	7,241,781	78,428
TA IDEX PIMCO Real Return TIPS, Class I @	10,256,313	101,845
TA IDEX Transamerica Flexible Income, Class I @	4,303,172	39,245
TA IDEX Transamerica High-Yield Bond, Class I @	3,042,213	27,380
Transamerica Convertible Securities, Initial Class ø	15,322,779	183,567
Foreign Fixed-Income (7.3%)
TA IDEX JPMorgan International Bond, Class I @	13,477,164	140,163
TA IDEX Van Kampen Emerging Markets Debt, Class I @	9,480,293	96,509
Growth Equity (39.0%)
Capital Guardian Value, Initial Class ø	5,972,841	128,237
Great Companies–TechnologySM, Initial Class ø	10,484,097	42,670

	Shares	Value
Growth Equity (continued)
J.P. Morgan Mid Cap Value, Initial Class ø	9,667,008	$163,759
Janus Growth, Initial Class ‡ ø	4,349,713	161,070
Jennison Growth, Initial Class ø	1,036,925	8,275
Mercury Large Cap Value, Initial Class ø	14,560,122	288,436
T. Rowe Price Equity Income, Initial Class ø	4,241,557	89,582
T. Rowe Price Growth Stock, Initial Class ø	81,476	1,872
TA IDEX Van Kampen Small Company Growth, Class I @	6,773,722	82,098
Transamerica Equity, Initial Class ø	12,548,057	306,925
Specialty–Real Estate (4.6%)
Clarion Global Real Estate Securities, Initial Class ø	6,699,499	150,739
World Equity (16.9%)
TA IDEX AllianceBernstein International Value, Class I @	6,485,664	74,066
TA IDEX Evergreen International Small Cap, Class I @	7,516,643	114,929
TA IDEX Marsico International Growth, Class I @	7,148,182	93,784
TA IDEX Mercury Global Allocation, Class I @	10,802,919	116,455
TA IDEX Neuberger Berman International, Class I @	6,789,954	76,047
TA IDEX Oppenheimer Developing Markets, Class I @	7,585,052	77,140
Total Investment Companies (cost: $2,812,306) #		$3,256,973

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

Ø  This portfolio is part of AEGON/Transamerica Series Trust and is an affiliate of the Fund.

@  This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

#  Aggregate cost for Federal income tax purposes is $2,812,838. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $458,758 and $14,623, respectively. Net unrealized appreciation for tax purposes is $444,135.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Asset Allocation – Moderate Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $2,812,306)	$3,256,973
Receivables:
Shares sold	6,180
3,263,153
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	299
Management and advisory fees	259
Service fees	249
Administration fees	32
Other	36
875
Net Assets	$3,262,278
Net Assets Consist of:
Capital stock ($.01 par value)	$2,449
Additional paid-in capital	2,612,000
Distributable net investment income (loss)	56,473
Accumulated net realized gain (loss) from investment in affiliated investment companies	146,689
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	444,667
Net Assets	$3,262,278
Net Assets by Class:
Initial Class	$1,985,765
Service Class	1,276,513
Shares Outstanding:
Initial Class	148,765
Service Class	96,125
Net Asset Value and Offering Price Per Share:
Initial Class	$13.35
Service Class	13.28

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$5,573
Expenses:
Management and advisory fees	1,526
Printing and shareholder reports	40
Custody fees	37
Administration fees	191
Legal fees	28
Audit fees	8
Trustees fees	45
Registration fees	3
Service fees:
Service Class	1,339
Other	28
Total expenses	3,245
Net Investment Income (Loss)	2,328
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	3,996
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	108,983
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	112,979
Net Increase (Decrease) in Net Assets Resulting from Operations	$115,307

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Asset Allocation – Moderate Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,328	$54,145
Net realized gain (loss) from investment in affiliated investment companies	3,996	143,697
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	108,983	33,750
	115,307	231,592
Distributions to Shareholders:
From net investment income:
Initial Class	–	(19,033)
Service Class	–	(6,366)
	–	(25,399)
From net realized gains:
Initial Class	–	(56,782)
Service Class	–	(19,984)
	–	(76,766)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	129,281	317,522
Service Class	403,805	537,084
	533,086	854,606
Proceeds from fund acquisition:
Initial Class	–	6,970
	–	6,970
Dividends and distributions reinvested:
Initial Class	–	75,815
Service Class	–	26,350
	–	102,165
Cost of shares redeemed:
Initial Class	(116,672)	(161,230)
Service Class	(20,307)	(14,697)
	(136,979)	(175,927)
	396,107	787,814
Net increase (decrease) in net assets	511,414	917,241
Net Assets:
Beginning of period	2,750,864	1,833,623
End of period	$3,262,278	$2,750,864
Distributable Net Investment Income (Loss)	$56,473	$54,145

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	9,652	26,058
Service Class	30,290	43,965
	39,942	70,023
Shares issued on fund acquisition:
Initial Class	–	572
	–	572
Shares issued–reinvested from distributions:
Initial Class	–	6,266
Service Class	–	2,185
	–	8,451
Shares redeemed:
Initial Class	(8,740)	(13,239)
Service Class	(1,544)	(1,201)
	(10,284)	(14,440)
Net increase (decrease) in shares outstanding:
Initial Class	912	19,657
Service Class	28,746	44,949
	29,658	64,606

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Asset Allocation – Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations				Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$12.80	$0.02		$0.53	$0.55	$–	$–	$–	$13.35
	12/31/2005	12.18	0.30		0.88	1.18	(0.14)	(0.42)	(0.56)	12.80
	12/31/2004	10.82	0.13		1.32	1.45	(0.02)	(0.07)	(0.09)	12.18
	12/31/2003	8.52	0.03		2.28	2.31	(0.01)	–	(0.01)	10.82
	12/31/2002	10.00	0.08		(1.56)	(1.48)	–	–	–	8.52
Service Class	6/30/2006	12.75	–	(h)	0.53	0.53	–	–	–	13.28
	12/31/2005	12.15	0.29		0.86	1.15	(0.13)	(0.42)	(0.55)	12.75
	12/31/2004	10.83	0.12		1.29	1.41	(0.02)	(0.07)	(0.09)	12.15
	12/31/2003	8.87	0.01		1.95	1.96	–	–	–	10.83

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)(g)	Net Investment Income (Loss) to Average Net Assets (d)(f)		Portfolio Turnover Rate (e)
Initial Class	6/30/2006	4.30%	$1,985,765	0.12%	0.23%		1%
	12/31/2005	9.91	1,892,007	0.14	2.47		23
	12/31/2004	13.54	1,560,998	0.14	1.15		30
	12/31/2003	27.17	1,166,851	0.12	0.34		13
	12/31/2002	(14.80)	396,608	0.15	1.33		23
Service Class	6/30/2006	4.16	1,276,513	0.37	–	(h)	1
	12/31/2005	9.71	858,857	0.39	2.40		23
	12/31/2004	13.16	272,625	0.39	1.08		30
	12/31/2003	22.10	40,083	0.37	0.17		13

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Asset Allocation – Moderate Growth Portfolio (the "Fund") share classes commenced operations on:

Initial Class – May 1, 2002

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

(f)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)  Does not include expenses of the investment companies in which the Fund invests.

(h)  Rounds to less than $0.01 or 0.01%.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Asset Allocation – Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is, as an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation – Moderate Growth Portfolio (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

TFAI has entered into an agreement with Morningstar Associates, LLC ("Morningstar") to provide investment services to the Fund. TFAI compensates Morningstar as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, L.L.C. are both affiliates of the Fund and are sub-advisers to other funds within ATST.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Asset Allocation – Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $162.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$410,001
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	17,471
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Capital Guardian Global

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,037.30	1.16%	$5.86
Hypothetical (b)	1,000.00	1,019.40	1.16	5.81
Service Class
Actual	1,000.00	1,035.80	1.41	7.12
Hypothetical (b)	1,000.00	1,017.80	1.41	7.05

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At June 30, 2006

This chart shows the percentage breakdown by region of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Capital Guardian Global

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.8%)
United States (0.8%)
Chubb Corp.	24,400	$860
General Motors Corp.	40,500	822
Total Convertible Preferred Stocks (cost: $1,554)		1,682
PREFERRED STOCKS ( 0.2%)
Germany (0.2%)
Volkswagen AG	6,300	318
Total Preferred Stocks (cost: $286)		318
COMMON STOCKS (96.7%)
Australia (2.3%)
Amcor, Ltd.	68,300	339
Boral, Ltd.	50,994	308
Coca-Cola Amatil, Ltd.	121,500	640
Macquarie Bank, Ltd.	9,843	505
Promina Group, Ltd.	194,900	814
QBE Insurance Group, Ltd.	16,204	247
Rinker Group, Ltd.	66,840	814
Telstra Corp., Ltd.	57,204	156
Toll Holdings, Ltd.	46,756	488
Westpac Banking Corp.	39,100	676
Austria (0.3%)
Raiffeisen International Bank Holding AG	3,200	278
Wienerberger AG	9,800	466
Bermuda (1.1%)
Li & Fung, Ltd.	273,900	554
PartnerRe, Ltd. †	8,500	544
SeaDrill, Ltd. ‡	22,600	298
Weatherford International, Ltd. ‡	19,600	973
Canada (6.4%)
Alcan, Inc.	50,700	2,384
ATI Technologies, Inc. †‡	23,100	337
Barrick Gold Corp.	36,000	1,066
Cameco Corp.	54,200	2,167
Canadian Imperial Bank of Commerce	6,300	423
Canadian Natural Resources, Ltd.	33,900	1,881
IGM Financial, Inc. †	19,800	792
Inco, Ltd. †	14,300	942
Magna International, Inc.–Class A	6,200	444
Methanex Corp.	34,300	726
Potash Corp. of Saskatchewan	12,300	1,057
Shell Canada, Ltd.	14,100	526
Suncor Energy, Inc.	9,800	796
TELUS Corp.	10,600	439

	Shares	Value
Cayman Islands (0.5%)
Seagate Technology ‡	24,700	$559
XL Capital, Ltd.–Class A	8,400	515
Finland (0.8%)
Nokia Corp., ADR	9,000	182
Nokia Oyj †	45,800	935
UPM-Kymmene Oyj	26,100	562
France (5.3%)
Air Liquide	3,267	636
BNP Paribas	18,530	1,773
Bouygues	21,148	1,087
Dassault Systemes SA ‡	8,300	445
L'Oreal SA	12,600	1,190
Renault SA	4,900	526
Safran SA †	16,100	350
Sanofi-Aventis	39,300	3,834
Schneider Electric SA	9,900	1,032
Veolia Environnement	12,000	620
Germany (2.5%)
Bayer AG	7,600	349
Bayerische Motoren Werke AG	15,200	759
Commerzbank AG	13,200	480
DaimlerChrysler AG	9,800	484
Deutsche Bank AG	2,300	259
Deutsche Post AG	18,900	507
SAP AG †	1,200	253
SAP AG, ADR	8,200	431
Siemens AG	10,000	870
Volkswagen AG †	13,700	960
Hong Kong (0.8%)
Johnson Electric Holdings, Ltd.	8,000	6
Melco International Development	49,000	123
PCCW, Ltd.	1,263,000	902
Sun Hung Kai Properties, Ltd.	29,000	296
Swire Pacific, Ltd.–Class A	47,000	485
Ireland (0.5%)
CRH PLC	20,200	658
Depfa Bank PLC	30,000	497
Israel (0.6%)
Teva Pharmaceutical Industries, Ltd., ADR	39,814	1,258
Japan (14.1%)
Aeon Co., Ltd.	31,500	692
Bank of Yokohama, Ltd. (The)	126,000	975
Canon, Inc.	10,500	515
Daimaru, Inc.	97,000	1,286

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Japan (continued)
Enplas Corp.	13,000	$251
Fanuc, Ltd.	10,200	917
Hankyu Holdings, Inc.	85,000	416
Millea Holdings, Inc.	24	447
Mitsubishi Estate Co., Ltd.	34,000	723
Mizuho Financial Group, Inc.	123	1,043
Nintendo Co., Ltd.	4,900	823
Nippon Electric Glass Co., Ltd.	53,000	1,064
Nippon Telegraph & Telephone Corp.	81	398
Nissan Motor Co., Ltd.	34,900	382
Nitto Denko Corp.	21,400	1,526
ORIX Corp. (a)	3,740	914
Ricoh Co., Ltd.	23,000	452
Shimamura Co., Ltd.	7,600	834
SMC Corp.	6,700	949
Softbank Corp. †	73,700	1,654
Sumitomo Corp.	121,000	1,597
Sumitomo Metal Industries, Ltd.	82,000	339
Sumitomo Mitsui Financial Group, Inc.	327	3,461
Sumitomo Realty & Development Co., Ltd.	37,000	913
Suzuki Motor Corp.	68,000	1,472
Takeda Pharmaceutical Co., Ltd.	17,700	1,102
Tokyo Electric Power Co. (The), Inc.	14,300	395
Tokyo Electron, Ltd.	12,600	882
Toshiba Corp.	53,000	346
Toto, Ltd. †	128,000	1,225
Trend Micro, Inc.	18,000	608
Ushio Inc.	21,500	454
Yahoo! Japan Corp.	1,116	592
Yamada Denki Co., Ltd.	4,600	470
Yamato Transport Co., Ltd.	36,000	639
Mexico (1.0%)
America Movil SA de CV–Class L, ADR	55,800	1,856
America Telecom SA de CV, ADR †‡	24,600	291
Netherland Antilles (1.2%)
Schlumberger, Ltd.	39,800	2,591
Netherlands (4.1%)
ABN AMRO Holding NV	30,217	826
ASML Holding NV ‡	54,200	1,098
ASML Holding NV, ADR ‡	4,200	85
Heineken NV	12,487	529
ING Groep NV	34,810	1,368
Royal Dutch Shell PLC–Class A	127,385	4,284
Royal Dutch Shell PLC–Class A, ADR	4,700	315
Royal Numico NV	9,054	406

	Shares	Value
Norway (0.1%)
Norske Skogindustrier ASA	14,384	$211
Panama (0.2%)
Carnival Corp.	11,400	476
Singapore (0.4%)
DBS Group Holdings, Ltd.	28,000	320
Singapore Telecommunications, Ltd.	376,990	603
South Africa (1.4%)
Sasol, Ltd.	79,400	3,062
South Korea (0.7%)
Samsung Electronics Co., Ltd.	2,270	1,443
Spain (2.0%)
Banco Bilbao Vizcaya Argentaria SA	79,400	1,633
Banco Santander Central Hispano SA	69,800	1,019
Iberdrola SA	20,400	702
Repsol YPF SA	32,700	936
Sweden (0.9%)
Eniro AB	40,300	424
Scania AB–Class B	9,600	436
Telefonaktiebolaget LM Ericsson, ADR †	10,900	360
Telefonaktiebolaget LM Ericsson–Class B	207,600	686
Switzerland (4.4%)
Compagnie Financiere Richemont AG–Class A	18,793	859
Givaudan	500	393
Holcim, Ltd. †	18,802	1,438
Lindt & Spruengli AG	220	434
Nestle SA	4,499	1,410
Novartis AG	59,169	3,198
Roche Holding AG-Genusschein	2,718	448
Swiss Reinsurance † (a)	19,434	1,356
Taiwan (0.2%)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	43,672	401
United Kingdom (7.6%)
AstraZeneca PLC	43,100	2,600
AstraZeneca PLC, ADR	29,500	1,765
BAE Systems PLC	76,400	522
BHP Billiton PLC	58,747	1,140
Cadbury Schweppes PLC	45,000	434
HBOS PLC	119,500	2,078
Kingfisher PLC	95,700	422
Lloyds TSB Group PLC	40,200	395
Royal Bank of Scotland Group PLC	72,200	2,374

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
United Kingdom (continued)
Smith & Nephew PLC	45,800	$353
Vodafone Group PLC	1,755,866	3,743
Yell Group PLC	86,200	815
United States (37.3%)
Advanced Micro Devices, Inc. ‡	18,000	440
Affiliated Computer Services, Inc.–Class A ‡	8,400	434
AFLAC, Inc.	9,900	459
Allergan, Inc. †	13,100	1,405
Altera Corp. ‡	78,100	1,371
Altria Group, Inc.	4,900	360
American International Group, Inc.	11,950	706
American Standard Cos., Inc.	24,400	1,056
Amgen, Inc. ‡	6,800	444
Anheuser-Busch Cos., Inc.	10,800	492
Applied Materials, Inc.	148,559	2,419
Baker Hughes, Inc.	7,300	598
Bank of America Corp.	21,700	1,044
Baxter International, Inc.	23,500	864
Beazer Homes USA, Inc.	8,500	390
Berkshire Hathaway, Inc.–Class A ‡	24	2,200
Capital One Financial Corp.	5,600	479
Cheesecake Factory (The) †‡	13,300	358
Chevron Corp.	9,138	567
Cisco Systems, Inc. ‡	141,200	2,758
Clear Channel Communications, Inc.	24,700	764
Comcast Corp.–Class A ‡	25,500	835
Corning, Inc. ‡	42,100	1,018
Danaher Corp.	17,200	1,106
Disney (Walt) Co. (The)	39,200	1,176
Dow Chemical Co. (The)	10,500	410
eBay, Inc. ‡	23,700	694
Endo Pharmaceuticals Holdings, Inc. ‡	17,600	580
Exxon Mobil Corp.	15,100	926
Fannie Mae	64,600	3,107
Fifth Third Bancorp †	16,500	610
Fluor Corp.	14,600	1,357
Forest Laboratories, Inc. ‡	65,000	2,515
Freddie Mac	30,400	1,733
General Electric Co.	94,000	3,098
General Motors Corp. †	9,700	289
Getty Images, Inc. †‡	5,200	330
Golden West Financial Corp.	5,500	408
Google, Inc.–Class A ‡	1,200	503
Hewlett-Packard Co.	17,200	545
Home Depot, Inc. (The)	8,100	290
Hudson City Bancorp, Inc.	57,000	760

	Shares	Value
United States (continued)
Huntsman Corp. †‡	18,000	$312
IKON Office Solutions, Inc.	2,300	29
Illinois Tool Works, Inc.	21,800	1,036
ImClone Systems, Inc. †‡	5,900	228
Intel Corp.	77,100	1,461
International Business Machines Corp.	8,300	638
International Paper Co.	14,500	468
Interpublic Group of Cos., Inc. †‡	161	1
Jabil Circuit, Inc.	17,700	453
JP Morgan Chase & Co.	46,888	1,969
KLA-Tencor Corp. †	39,100	1,625
Kraft Foods, Inc.–Class A †	15,000	464
Leggett & Platt, Inc.	9,500	237
Lincare Holdings, Inc. ‡	21,800	825
Linear Technology Corp. †	13,800	462
Medtronic, Inc.	15,000	704
Microsoft Corp.	78,800	1,836
News Corp., Inc.–Class A	51,513	988
NiSource, Inc. †	20,600	450
Paychex, Inc.	11,300	440
Pepsi Bottling Group, Inc.	25,600	823
Pfizer, Inc.	29,400	690
Sandisk Corp. †‡	44,000	2,243
SLM Corp.	37,200	1,969
Sprint Nextel Corp.	115,750	2,314
Starwood Hotels & Resorts Worldwide, Inc.	13,700	827
SYSCO Corp.	63,000	1,925
Target Corp.	11,200	547
Tenet Healthcare Corp. †‡	97,700	682
Time Warner, Inc.	107,350	1,857
United Parcel Service, Inc.–Class B	10,700	881
United Technologies Corp.	28,600	1,814
UnitedHealth Group, Inc.	20,800	931
Verizon Communications, Inc.	17,400	583
Wachovia Corp.	14,900	806
Washington Mutual, Inc.	52,500	2,393
WellPoint, Inc. ‡	9,000	655
Wells Fargo & Co.	7,300	490
Xilinx, Inc.	84,700	1,918
Yahoo!, Inc. ‡	11,800	389
Total Common Stocks (cost: $179,578)		210,458

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SECURITY LENDING COLLATERAL (8.3%)
Debt (7.2%)
Bank Notes (0.2%)
Bank of America 5.27%, due 07/14/2006 *	$113	$113
5.31%, due 08/10/2006 *	259	259
Certificates of Deposit (0.1%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	281	281
Commercial Paper (1.4%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	112	112
5.27%, due 07/20/2006	225	225
Clipper Receivables Corp. 5.12%, due 07/05/2006	279	279
CRC Funding LLC–144A 5.28%, due 07/21/2006	281	281
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	336	336
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	335	335
Grampian Funding LLC–144A 5.32%, due 07/21/2006	167	167
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	234	234
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	281	281
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006	562	562
5.31%, due 07/13/2006	281	281
Euro Dollar Overnight (0.5%)
Fortis Bank 5.09%, due 07/05/2006	563	563
Harris NA 5.08%, due 07/05/2006	338	338
Svenska Handlesbanken 5.29%, due 07/03/2006	227	227
Euro Dollar Terms (1.3%)
Abbey National PLC 5.10%, due 07/10/2006	844	844
Barclays 5.15%, due 08/01/2006	563	563
Calyon 5.30%, due 08/08/2006	169	169
Dexia Group 5.30%, due 08/09/2006	281	281

	Principal	Value
Euro Dollar Terms (continued)
Toronto Dominion Bank 5.30%, due 07/26/2006	$338	$338
UBS AG 5.25%, due 07/21/2006	563	563
Repurchase Agreements (3.7%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $256 on 07/03/2006	256	256
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $3,297 on 07/03/2006	3,295	3,295
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $402 on 07/03/2006	402	402
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $2,552 on 07/03/2006	2,551	2,551
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $1,212 on 07/03/2006	1,211	1,211
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $316 on 07/03/2006	316	316
	Shares	Value
Investment Companies (1.1%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	953,144	$953
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	260,498	260
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	1,206,625	1,207
Total Security Lending Collateral (cost: $18,083)		18,083
Total Investment Securities (cost: $199,501) #		$230,541
FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Canadian Dollar	(1,716)	09/26/2006	$(1,529)	$(17)
Euro Dollar	(1,296)	07/21/2006	(1,675)	15
Swiss Franc	(3,835)	09/26/2006	(3,116)	(43)
			$(6,320)	$(45)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $17,315.

‡  Non-income producing.

(a)  Passive Foreign Investment Company.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $8,295, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $201,280. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $37,075 and $7,814, respectively. Net unrealized appreciation for tax purposes is $29,261.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $2,814 or 1.3% of the net assets of the Fund.

ADR  American Depositary Receipt

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	9.8%	$21,352
Pharmaceuticals	9.2%	20,067
Oil & Gas Extraction	7.1%	15,479
Telecommunications	5.2%	11,284
Electronic Components & Accessories	5.1%	11,039
Computer & Office Equipment	3.7%	8,163
Insurance	3.5%	7,533
Industrial Machinery & Equipment	3.3%	7,088
Automotive	3.2%	6,893
Business Services	2.9%	6,252
Chemicals & Allied Products	2.5%	5,541
Computer & Data Processing Services	2.5%	5,490
Electronic & Other Electric Equipment	2.3%	4,995
Business Credit Institutions	2.2%	4,725
Metal Mining	1.9%	4,175
Holding & Other Investment Offices	1.8%	3,977
Savings Institutions	1.6%	3,561
Food & Kindred Products	1.6%	3,508
Communications Equipment	1.5%	3,181
Instruments & Related Products	1.4%	3,082
Motion Pictures	1.3%	2,845
Petroleum Refining	1.3%	2,816
Primary Metal Industries	1.2%	2,722
Lumber & Other Building Materials	1.2%	2,650
Beverages	1.1%	2,485
Personal Credit Institutions	1.1%	2,447
Aerospace	1.1%	2,336
Retail Trade	1.0%	2,098
Wholesale Trade Nondurable Goods	0.9%	1,925
Medical Instruments & Supplies	0.9%	1,921
Stone, Clay & Glass Products	0.8%	1,747
Wholesale Trade Durable Goods	0.7%	1,626

	Percentage of Net Assets	Value
Trucking & Warehousing	0.7%	$1,520
Health Services	0.7%	1,507
Furniture & Fixtures	0.7%	1,462
Residential Building Construction	0.6%	1,408
Life Insurance	0.6%	1,368
Construction	0.6%	1,357
Security & Commodity Brokers	0.6%	1,297
Department Stores	0.6%	1,286
Paper & Allied Products	0.6%	1,242
Printing & Publishing	0.6%	1,239
Amusement & Recreation Services	0.5%	1,176
Electric Services	0.5%	1,098
Engineering & Management Services	0.5%	1,087
Mining	0.5%	1,057
Transportation & Public Utilities	0.5%	995
Real Estate	0.4%	913
Communication	0.4%	835
Apparel & Accessory Stores	0.4%	834
Hotels & Other Lodging Places	0.4%	827
Manufacturing Industries	0.4%	823
Radio & Television Broadcasting	0.3%	620
Transportation Equipment	0.3%	554
Water Transportation	0.2%	476
Radio, Television & Computer Stores	0.2%	470
Electric, Gas & Sanitary Services	0.2%	450
Management Services	0.2%	441
Railroads	0.2%	416
Restaurants	0.2%	358
Metal Cans & Shipping Containers	0.2%	339
Investment Securities, at value	97.7%	212,458
Short-Term Investments	8.3%	18,083
Total Investment Securities	106.0%	$230,541

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Capital Guardian Global

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $199,501) (including securities loaned of $17,315)	$230,541
Cash	4,865
Foreign currency (cost: $48)	49
Receivables:
Investment securities sold	89
Shares sold	32
Interest	9
Income from loaned securities	8
Dividends	433
Dividend reclaims receivable	61
Unrealized appreciation on forward foreign currency contracts	15
236,102
Liabilities:
Investment securities purchased	75
Accounts payable and accrued liabilities:
Shares redeemed	53
Management and advisory fees	181
Service fees	2
Administration fees	4
Payable for collateral for securities on loan	18,083
Unrealized depreciation on forward foreign currency contracts	60
Other	55
18,513
Net Assets	$217,589
Net Assets Consist of:
Capital stock ($.01 par value)	$153
Additional paid-in capital	99,774
Distributable net investment income (loss)	5,538
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	81,127
Net unrealized appreciation (depreciation) on:
Investment securities	31,040
Translation of assets and liabilities denominated in foreign currencies	(43)
Net Assets	$217,589
Net Assets by Class:
Initial Class	$207,374
Service Class	10,215
Shares Outstanding:
Initial Class	14,608
Service Class	722
Net Asset Value and Offering Price Per Share:
Initial Class	$14.20
Service Class	14.16

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $165)	$2,332
Interest	64
Income from loaned securities-net	53
2,449
Expenses:
Management and advisory fees	1,157
Printing and shareholder reports	18
Custody fees	93
Administration fees	22
Legal fees	3
Audit fees	8
Trustees fees	5
Service fees:
Service Class	13
Other	5
Total expenses	1,324
Net Investment Income (Loss)	1,125
Net Realized Gain (Loss) from:
Investment securities	12,719
Foreign currency transactions	(553)
12,166
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(5,116)
Translation of assets and liabilities denominated in foreign currencies	98
(5,018)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	7,148
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,273

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Capital Guardian Global

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,125	$3,347
Net realized gain (loss) from investment securities and foreign currency transactions	12,166	71,172
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	(5,018)	(38,031)
	8,273	36,488
Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,746)
Service Class	–	(26)
	–	(1,772)
From net realized gains:
Initial Class	–	(12,390)
Service Class	–	(240)
	–	(12,630)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	12,648	24,167
Service Class	1,354	4,872
	14,002	29,039
Dividends and distributions reinvested:
Initial Class	–	14,136
Service Class	–	266
	–	14,402
Cost of shares redeemed:
Initial Class	(23,632)	(259,203)
Service Class	(1,278)	(1,763)
	(24,910)	(260,966)
	(10,908)	(217,525)
Net increase (decrease) in net assets	(2,635)	(195,439)
Net Assets:
Beginning of period	220,224	415,663
End of period	$217,589	$220,224
Distributable Net Investment Income (Loss)	$5,538	$4,413

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	876	1,883
Service Class	95	380
	971	2,263
Shares issued–reinvested from distributions:
Initial Class	–	1,105
Service Class	–	21
	–	1,126
Shares redeemed:
Initial Class	(1,639)	(19,428)
Service Class	(88)	(139)
	(1,727)	(19,567)
Net increase (decrease) in shares outstanding:
Initial Class	(763)	(16,440)
Service Class	7	262
	(756)	(16,178)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Capital Guardian Global

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$13.69	$0.07	$0.44	$0.51	$–	$–	$–	$14.20
	12/31/2005	12.88	0.11	1.17	1.28	(0.06)	(0.41)	(0.47)	13.69
	12/31/2004	11.66	0.08	1.18	1.26	(0.04)	–	(0.04)	12.88
	12/31/2003	8.49	0.05	3.14	3.19	(0.02)	–	(0.02)	11.66
	12/31/2002	10.57	0.01	(2.07)	(2.06)	(0.02)	–	(0.02)	8.49
	12/31/2001	12.06	–	(1.22)	(1.22)	–	(0.27)	(0.27)	10.57
Service Class	6/30/2006	13.67	0.05	0.44	0.49	–	–	–	14.16
	12/31/2005	12.88	0.07	1.17	1.24	(0.04)	(0.41)	(0.45)	13.67
	12/31/2004	11.66	0.05	1.18	1.23	(0.01)	–	(0.01)	12.88
	12/31/2003	8.76	(0.01)	2.91	2.90	–	–	–	11.66

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	3.73%	$207,374	1.16%	1.16%	1.01%	19%
	12/31/2005	10.18	210,441	1.10	1.10	0.86	32
	12/31/2004	10.88	409,831	1.10	1.10	0.65	23
	12/31/2003	37.60	271,610	1.14	1.14	0.48	20
	12/31/2002	(19.52)	120,447	1.29	1.29	0.17	33
	12/31/2001	(10.36)	44,477	1.34	1.35	0.03	45
Service Class	6/30/2006	3.58	10,215	1.41	1.41	0.77	19
	12/31/2005	9.90	9,783	1.35	1.35	0.55	32
	12/31/2004	10.60	5,832	1.35	1.35	0.38	23
	12/31/2003	33.11	1,212	1.39	1.39	(0.14)	20

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Capital Guardian Global (the"Fund") share classes commenced operations as follows:

Initial Class – February 3, 1998

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies and annuity contracts.

(d)  For the period ended June 30, 2006 and for the years ended December 31, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Capital Guardian Global

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Capital Guardian Global (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $22 are included in net realized gains in the Statement of Operations.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Capital Guardian Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $23, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred.

Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2006, are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

1.05% of the first $125 million of ANA
1.00% of the next $125 million of ANA
0.90% of the next $150 million of ANA
0.825% of the next $350 million of ANA
0.80% of the next $250 million of ANA
0.75% of the next $1 billion of ANA
0.70% of ANA over $2 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.32% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

11

Capital Guardian Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds.

The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $11.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$42,013
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	55,007
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, passive foreign investment companies and post October loss deferrals.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

12

Capital Guardian Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,043.80	0.84%	$4.26
Hypothetical (b)	1,000.00	1,020.63	0.84	4.21
Service Class
Actual	1,000.00	1,042.60	1.09	5.52
Hypothetical (b)	1,000.00	1,019.39	1.09	5.46

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Capital Guardian Value

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.0%)
Automotive (0.7%)
General Motors Corp. †	168,700	$5,026
Automotive Dealers (0.3%)
AutoNation, Inc. ‡	88,150	1,890
Beverages (0.4%)
Anheuser-Busch Cos., Inc.	63,200	2,881
Business Services (1.4%)
Clear Channel Communications, Inc.	324,000	10,028
Chemicals & Allied Products (3.6%)
Air Products & Chemicals, Inc.	51,100	3,266
Avon Products, Inc.	201,200	6,237
Dow Chemical Co. (The)	178,600	6,971
du Pont (E.I.) de Nemours & Co.	44,000	1,830
Lyondell Chemical Co.	202,700	4,593
Methanex Corp. †	140,200	2,969
Commercial Banks (9.0%)
Fifth Third Bancorp †	290,000	10,715
JP Morgan Chase & Co.	637,240	26,764
Wachovia Corp.	170,500	9,221
Wells Fargo & Co.	266,600	17,884
Communications Equipment (0.6%)
Siemens AG, ADR	48,100	4,176
Computer & Data Processing Services (2.0%)
Affiliated Computer Services, Inc.–Class A ‡	99,500	5,135
Sun Microsystems, Inc. ‡	2,239,200	9,293
Computer & Office Equipment (1.5%)
Hewlett-Packard Co.	239,700	7,594
Jabil Circuit, Inc.	124,400	3,185
Electric Services (1.8%)
CMS Energy Corp. ‡	466,000	6,030
Duke Energy Corp.	118,600	3,483
Pinnacle West Capital Corp.	77,400	3,089
Electric, Gas & Sanitary Services (1.7%)
Exelon Corp. †	122,800	6,979
NiSource, Inc.	243,200	5,311
Electronic & Other Electric Equipment (4.0%)
Emerson Electric Co.	73,300	6,143
General Electric Co.	691,800	22,802
Electronic Components & Accessories (7.9%)
Fairchild Semiconductor International, Inc. †‡	666,100	12,103
Flextronics International, Ltd. †‡	1,199,700	12,741
Intel Corp.	1,149,300	21,779

	Shares	Value
Electronic Components & Accessories (continued)
International Rectifier Corp. †‡	141,900	$5,545
Tyco International, Ltd.	169,300	4,656
Food & Kindred Products (11.4%)
Altria Group, Inc.	350,800	25,759
Campbell Soup Co.	198,300	7,359
General Mills, Inc.	117,900	6,091
Kraft Foods, Inc.–Class A †	624,600	19,300
Sara Lee Corp.	742,700	11,898
Unilever NV–NY Shares	503,700	11,358
Furniture & Fixtures (0.6%)
Leggett & Platt, Inc.	182,500	4,559
Gas Production & Distribution (0.3%)
MDU Resources Group, Inc.	58,600	2,145
Health Services (1.2%)
Triad Hospitals, Inc. ‡	217,700	8,617
Holding & Other Investment Offices (3.0%)
Berkshire Hathaway, Inc.–Class A ‡	80	7,333
General Growth Properties, Inc. REIT †	277,090	12,486
Host Hotels & Resorts, Inc. REIT	89,400	1,955
Industrial Machinery & Equipment (0.4%)
American Standard Cos., Inc.	66,900	2,895
Instruments & Related Products (0.7%)
Raytheon Co.	120,400	5,366
Insurance (6.8%)
American International Group, Inc.	163,200	9,637
Chubb Corp.	139,200	6,946
Everest Re Group, Ltd.	12,400	1,073
RenaissanceRe Holdings, Ltd.	128,800	6,242
St. Paul Travelers Cos., Inc. (The)	64,107	2,858
WellPoint, Inc. ‡	204,200	14,860
XL Capital, Ltd.–Class A	124,200	7,613
Insurance Agents, Brokers & Service (2.9%)
Hartford Financial Services Group, Inc. (The)	57,200	4,839
Marsh & McLennan Cos., Inc.	597,700	16,072
Motion Pictures (0.0%)
Time Warner, Inc.	17,200	298
Oil & Gas Extraction (6.7%)
Anadarko Petroleum Corp.	131,800	6,286
Equitable Resources, Inc.	70,300	2,355
Royal Dutch Shell PLC–Class A, ADR	159,000	10,650
Royal Dutch Shell PLC–Class B, ADR †	202,565	14,153
Transocean, Inc. ‡	185,500	14,899

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Capital Guardian Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Paper & Allied Products (1.3%)
International Paper Co.	280,800	$9,070
Personal Credit Institutions (2.1%)
AmeriCredit Corp. †‡	166,200	4,640
Capital One Financial Corp.	122,500	10,468
Petroleum Refining (2.2%)
Chevron Corp.	154,816	9,608
Exxon Mobil Corp.	102,066	6,262
Pharmaceuticals (8.1%)
AstraZeneca PLC, ADR	216,100	12,927
Lilly (Eli) & Co.	27,500	1,520
Medco Health Solutions, Inc. ‡	273,600	15,672
Merck & Co., Inc.	463,200	16,874
Pfizer, Inc.	492,000	11,547
Primary Metal Industries (1.6%)
Alcoa, Inc.	251,300	8,132
Hubbell, Inc.–Class B	67,600	3,221
Railroads (0.2%)
Union Pacific Corp.	16,400	1,525
Restaurants (0.4%)
McDonald's Corp.	92,000	3,091
Retail Trade (0.4%)
Dollar Tree Stores, Inc. †‡	95,900	2,541
Rubber & Misc. Plastic Products (0.5%)
Jarden Corp. †‡	118,600	3,611
Savings Institutions (7.2%)
Golden West Financial Corp.	27,800	2,063
Hudson City Bancorp, Inc.	1,147,700	15,299
IndyMac Bancorp, Inc. †	171,200	7,850
Washington Mutual, Inc. †	583,000	26,573
Security & Commodity Brokers (0.3%)
Goldman Sachs Group, Inc. (The)	15,800	2,377
Telecommunications (5.4%)
AT&T, Inc.	524,400	14,625
Embarq Corp. ‡	14,055	576
Sprint Nextel Corp.	603,600	12,066
Verizon Communications, Inc.	335,000	11,219
Water Transportation (0.4%)
Carnival Corp.	72,200	3,014
Total Common Stocks (cost: $636,327)		712,592

	Principal	Value
SECURITY LENDING COLLATERAL (11.2%)
Debt (9.7%)
Bank Notes (0.2%)
Bank of America
5.27%, due 07/14/2006 * 5.31%, due 08/10/2006 *	$502 1,154	$502 1,154
Certificates Of Deposit (0.2%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	1,254	1,254
Commercial Paper (1.9%)
Barton Capital LLC–144A 5.26%, due 07/07/2006 5.27%, due 07/20/2006	498 1,003	498 1,003
Clipper Receivables Corp. 5.12%, due 07/05/2006	1,245	1,245
CRC Funding LLC–144A 5.28%, due 07/21/2006	1,254	1,254
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	1,500	1,500
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	1,494	1,494
Grampian Funding LLC–144A 5.32%, due 07/21/2006	744	744
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	1,042	1,042
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	1,254	1,254
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 5.31%, due 07/13/2006	2,506 1,254	2,506 1,254
Euro Dollar Overnight (0.7%)
Fortis Bank 5.09%, due 07/05/2006	2,509	2,509
Harris NA 5.08%, due 07/05/2006	1,505	1,505
Svenska Handlesbanken 5.29%, due 07/03/2006	1,011	1,011
Euro Dollar Terms (1.7%)
Abbey National PLC 5.10%, due 07/10/2006	3,763	3,763
Barclays 5.15%, due 08/01/2006	2,509	2,509
Calyon 5.30%, due 08/08/2006	753	753
Dexia Group 5.30%, due 08/09/2006	1,254	1,254

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Capital Guardian Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Toronto Dominion Bank 5.30%, due 07/26/2006	$1,505	$1,505
UBS AG 5.25%, due 07/21/2006	2,509	2,509
Repurchase Agreements (5.0%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $1,141 on 07/03/2006	1,140	1,140
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $14,698 on 07/03/2006	14,692	14,692
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $1,793 on 07/03/2006	1,792	1,792
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $11,380 on 07/03/2006	11,375	11,375
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $5,404 on 07/03/2006	5,402	5,402
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $1,408 on 07/03/2006	1,407	1,407

	Shares	Value
Investment Companies (1.5%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	4,249,537	$4,250
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	1,161,413	1,161
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	5,379,667	5,380
Total Security Lending Collateral (cost: $80,621)		80,621
Total Investment Securities (cost: $716,948) #		$793,213

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $78,536.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $36,982, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $716,776. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $99,690 and $23,253, respectively. Net unrealized appreciation for tax purposes is $76,437.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $12,549 or 1.7% of the net assets of the Fund.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Capital Guardian Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $716,948) (including securities loaned of $78,536)	$793,213
Cash	5,185
Receivables:
Investment securities sold	1,432
Shares sold	49
Interest	27
Income from loaned securities	5
Dividends	1,432
Dividend reclaims receivable	5
801,348
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	477
Management and advisory fees	465
Service fees	5
Administration fees	12
Payable for collateral for securities on loan	80,621
Other	53
81,633
Net Assets	$719,715
Net Assets Consist of:
Capital stock ($.01 par value)	$335
Additional paid-in capital	504,049
Distributable net investment income (loss)	17,170
Accumulated net realized gain (loss) from investment securities	121,896
Net unrealized appreciation (depreciation) on investment securities	76,265
Net Assets	$719,715
Net Assets by Class:
Initial Class	$693,126
Service Class	26,589
Shares Outstanding:
Initial Class	32,278
Service Class	1,235
Net Asset Value and Offering Price Per Share:
Initial Class	$21.47
Service Class	21.54

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $99)	$8,824
Interest	159
Income from loaned securities–net	56
9,039
Expenses:
Management and advisory fees	2,928
Printing and shareholder reports	33
Custody fees	39
Administration fees	74
Legal fees	8
Audit fees	8
Trustees fees	12
Service fees:
Service Class	31
Other	8
Total expenses	3,141
Net Investment Income (Loss)	5,898
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	50,847
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(24,463)
Net Realized and Unrealized Gain (Loss) on Investment Securities	26,384
Net Increase (Decrease) in Net Assets Resulting from Operations	$32,282

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Capital Guardian Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$5,898	$11,272
Net realized gain (loss) from investment securities	50,847	71,261
Change in unrealized appreciation (depreciation) on investment securities	(24,463)	(23,647)
	32,282	58,886
Distributions to Shareholders:
From net investment income:
Initial Class	–	(7,348)
Service Class	–	(179)
	–	(7,527)
From net realized gains:
Initial Class	–	(37,958)
Service Class	–	(1,044)
	–	(39,002)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	9,057	47,748
Service Class	4,021	10,376
	13,078	58,124
Dividends and distributions reinvested:
Initial Class	–	45,306
Service Class	–	1,223
	–	46,529
Cost of shares redeemed:
Initial Class	(68,354)	(158,024)
Service Class	(2,089)	(5,331)
	(70,443)	(163,355)
	(57,365)	(58,702)
Net increase (decrease) in net assets	(25,083)	(46,345)
Net Assets:
Beginning of period	744,798	791,143
End of period	$719,715	$744,798
Distributable Net Investment Income (Loss)	$17,170	$11,272

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	425	2,366
Service Class	188	512
	613	2,878
Shares issued–reinvested from distributions:
Initial Class	–	2,307
Service Class	–	62
	–	2,369
Shares redeemed:
Initial Class	(3,209)	(7,814)
Service Class	(97)	(263)
	(3,306)	(8,077)
Net increase (decrease) in shares outstanding:
Initial Class	(2,784)	(3,141)
Service Class	91	311
	(2,693)	(2,830)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Capital Guardian Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$20.57	$0.17	$0.73	$0.90	$–	$–	$–	$21.47
	12/31/2005	20.27	0.29	1.22	1.51	(0.20)	(1.01)	(1.21)	20.57
	12/31/2004	17.56	0.25	2.65	2.90	(0.19)	–	(0.19)	20.27
	12/31/2003	13.15	0.24	4.29	4.53	(0.12)	–	(0.12)	17.56
	12/31/2002	17.35	0.18	(3.75)	(3.57)	(0.11)	(0.52)	(0.63)	13.15
	12/31/2001	17.58	0.16	1.01	1.17	(0.14)	(1.26)	(1.40)	17.35
Service Class	6/30/2006	20.66	0.14	0.74	0.88	–	–	–	21.54
	12/31/2005	20.37	0.24	1.23	1.47	(0.17)	(1.01)	(1.18)	20.66
	12/31/2004	17.65	0.21	2.66	2.87	(0.15)	–	(0.15)	20.37
	12/31/2003	13.66	0.15	3.85	4.00	(0.01)	–	(0.01)	17.65

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	4.38%	$693,126	0.84%	0.84%	1.60%	21%
	12/31/2005	7.71	721,176	0.85	0.85	1.43	35
	12/31/2004	16.70	774,182	0.86	0.86	1.35	32
	12/31/2003	34.58	459,102	0.88	0.88	1.63	30
	12/31/2002	(20.70)	286,725	0.91	0.91	1.23	39
	12/31/2001	6.64	217,637	0.94	0.95	1.01	55
Service Class	6/30/2006	4.26	26,589	1.09	1.09	1.35	21
	12/31/2005	7.50	23,622	1.10	1.10	1.18	35
	12/31/2004	16.39	16,961	1.11	1.11	1.11	32
	12/31/2003	29.30	2,271	1.13	1.13	1.37	30

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Capital Guardian Value (the "Fund") share classes commenced operations as follows:

Initial Class – May 27, 1993
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2006 and for the years ended December 31, 2005, 2004, and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Capital Guardian Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Capital Guardian Value (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $57 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $24, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Capital Guardian Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation–Growth Portfolio	$72,475	10.07%
Asset Allocation–Moderate Growth Portfolio	128,237	17.82%
Total	$200,712	27.89%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.775% of the next $500 million of ANA
0.70% of the next $1 billion of ANA
0.65% of ANA over $2 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.87% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Capital Guardian Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $36.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$156,797
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	200,802
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, corporate actions.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Capital Guardian U.S. Equity

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,021.20	0.86%	$4.31
Hypothetical (b)	1,000.00	1,020.53	0.86	4.31
Service Class
Actual	1,000.00	1,019.50	1.11	5.56
Hypothetical (b)	1,000.00	1,019.29	1.11	5.56

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.1%)
Aerospace (1.4%)
United Technologies Corp.	57,800	$3,666
Amusement & Recreation Services (0.9%)
Disney (Walt) Co. (The)	74,500	2,235
Automotive (0.3%)
General Motors Corp. †	28,200	840
Beverages (2.0%)
Anheuser-Busch Cos., Inc.	13,900	634
Coca-Cola Co. (The)	25,100	1,080
PepsiCo, Inc.	54,900	3,296
Business Credit Institutions (1.0%)
Freddie Mac	43,400	2,474
Business Services (3.2%)
Clear Channel Communications, Inc.	42,900	1,328
eBay, Inc. ‡	40,700	1,192
Fannie Mae	60,700	2,920
Getty Images, Inc. †‡	32,700	2,077
Interpublic Group of Cos., Inc. †‡	253	2
Omnicom Group, Inc.	6,800	606
Chemicals & Allied Products (1.9%)
Avon Products, Inc.	26,500	821
Dow Chemical Co. (The)	30,900	1,206
du Pont (E.I.) de Nemours & Co.	7,000	291
Huntsman Corp. †‡	73,300	1,270
Methanex Corp. †	27,700	587
Rohm & Haas Co.	5,400	271
Scotts Miracle-Gro Co. (The)–Class A	6,100	258
Commercial Banks (4.5%)
Fifth Third Bancorp †	26,700	987
JP Morgan Chase & Co.	123,104	5,170
Wachovia Corp.	29,600	1,601
Wells Fargo & Co.	55,600	3,730
Communication (0.4%)
Cablevision Systems Corp.–Class A	22,373	480
Comcast Corp.–Class A ‡	19,700	645
Communications Equipment (1.2%)
Corning, Inc. ‡	76,600	1,853
QUALCOMM, Inc.	11,000	441
Rockwell Collins, Inc.	2,400	134
Siemens AG, ADR †	7,600	660
Computer & Data Processing Services (6.5%)
Affiliated Computer Services, Inc.–Class A †‡	31,200	1,610
Automatic Data Processing, Inc.	11,200	508

	Shares	Value
Computer & Data Processing Services (continued)
Compuware Corp. ‡	69,700	$467
Google, Inc.–Class A ‡	8,000	3,355
Microsoft Corp.	260,700	6,074
SAP AG, ADR †	40,500	2,127
Sun Microsystems, Inc. ‡	345,400	1,433
Yahoo!, Inc. ‡	26,300	868
Computer & Office Equipment (5.0%)
Cisco Systems, Inc. ‡	250,400	4,890
Dell, Inc. ‡	52,600	1,284
Hewlett-Packard Co.	22,057	699
Jabil Circuit, Inc.	34,600	886
Sandisk Corp. ‡	66,700	3,400
Seagate Technology †‡	66,500	1,506
Construction (1.7%)
Fluor Corp.	47,500	4,414
Electric Services (0.8%)
AES Corp. (The) ‡	73,200	1,351
CMS Energy Corp. ‡	43,000	556
Electric, Gas & Sanitary Services (0.5%)
Exelon Corp. †	10,500	597
NiSource, Inc.	27,300	596
Electronic & Other Electric Equipment (3.9%)
Cooper Industries, Ltd.–Class A	10,600	985
Emerson Electric Co.	8,800	738
Energizer Holdings, Inc. †‡	8,700	510
General Electric Co.	231,300	7,624
Electronic Components & Accessories (6.8%)
Altera Corp. ‡	161,500	2,834
ATI Technologies, Inc. †‡	107,700	1,572
Fairchild Semiconductor International, Inc. †‡	43,600	792
Flextronics International, Ltd. ‡	190,500	2,023
Freescale Semiconductor, Inc.–Class A ‡	31,200	905
Intel Corp.	200,900	3,807
International Rectifier Corp. ‡	57,300	2,239
Linear Technology Corp.	28,500	954
Xilinx, Inc.	86,400	1,957
Food & Kindred Products (3.8%)
Altria Group, Inc.	58,800	4,318
Campbell Soup Co.	45,000	1,670
Kraft Foods, Inc.–Class A †	52,000	1,607
Sara Lee Corp.	61,700	988
Unilever NV-NY Shares	42,200	952

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Furniture & Fixtures (0.3%)
Leggett & Platt, Inc.	32,500	$812
Furniture & Home Furnishings Stores (0.2%)
Williams-Sonoma, Inc. †	14,900	507
Gas Production & Distribution (0.4%)
Kinder Morgan, Inc.	11,114	1,110
Health Services (0.8%)
DaVita, Inc. ‡	22,300	1,108
Lincare Holdings, Inc. ‡	13,600	515
Triad Hospitals, Inc. ‡	11,800	467
Holding & Other Investment Offices (1.2%)
Berkshire Hathaway, Inc.–Class A ‡	25	2,291
General Growth Properties, Inc. REIT	13,800	622
Host Hotels & Resorts, Inc. REIT	8,754	191
Hotels & Other Lodging Places (1.0%)
Las Vegas Sands Corp. ‡	22,800	1,775
Starwood Hotels & Resorts Worldwide, Inc.	14,300	863
Industrial Machinery & Equipment (3.9%)
American Standard Cos., Inc.	58,500	2,531
Applied Materials, Inc.	202,400	3,295
Baker Hughes, Inc.	22,200	1,817
Illinois Tool Works, Inc. †	45,600	2,166
Instruments & Related Products (2.7%)
Agilent Technologies, Inc. ‡	11,355	358
Danaher Corp.	37,400	2,406
KLA-Tencor Corp. †	69,000	2,868
Raytheon Co.	10,200	455
Thermo Electron Corp. ‡	17,700	641
Insurance (3.5%)
American International Group, Inc.	32,000	1,890
Chubb Corp.	20,200	1,008
RenaissanceRe Holdings, Ltd.	11,500	557
UnitedHealth Group, Inc.	34,500	1,545
WellPoint, Inc. ‡	36,600	2,663
XL Capital, Ltd.–Class A †	18,200	1,116
Insurance Agents, Brokers & Service (0.5%)
Marsh & McLennan Cos., Inc.	51,300	1,379
Lumber & Other Building Materials (2.2%)
Home Depot, Inc. (The)	12,000	429
Lowe's Cos., Inc.	84,300	5,114
Management Services (0.2%)
Accenture, Ltd.–Class A	2,900	82
Paychex, Inc.	12,600	491

	Shares	Value
Medical Instruments & Supplies (1.3%)
Baxter International, Inc.	52,500	$1,930
Medtronic, Inc.	30,800	1,445
Metal Mining (0.8%)
Barrick Gold Corp.	36,700	1,086
Newmont Mining Corp.	18,200	963
Mining (0.2%)
Potash Corp. of Saskatchewan †	4,900	421
Motion Pictures (0.2%)
Time Warner, Inc.	26,250	454
Oil & Gas Extraction (5.8%)
Anadarko Petroleum Corp. †	18,200	868
BJ Services Co. †	22,800	850
Halliburton Co.	14,100	1,046
Plains Exploration & Production Co. ‡	14,000	568
Royal Dutch Shell PLC–Class A, ADR †	57,100	3,825
Royal Dutch Shell PLC–Class B, ADR	16,580	1,158
Schlumberger, Ltd.	56,400	3,672
Transocean, Inc. ‡	6,700	538
Weatherford International, Ltd. ‡	43,400	2,154
Paper & Allied Products (0.3%)
International Paper Co. †	20,500	662
Personal Credit Institutions (3.5%)
AmeriCredit Corp. ‡	23,900	667
Capital One Financial Corp.	9,500	812
SLM Corp.	141,600	7,493
Petroleum Refining (1.1%)
Chevron Corp.	20,719	1,286
Exxon Mobil Corp.	25,400	1,558
Pharmaceuticals (10.7%)
Allergan, Inc.	30,400	3,261
Amgen, Inc. ‡	5,900	385
AstraZeneca PLC, ADR	117,200	7,011
Endo Pharmaceuticals Holdings, Inc. ‡	17,800	587
Forest Laboratories, Inc. ‡	155,900	6,032
ImClone Systems, Inc. †‡	38,500	1,488
Lilly (Eli) & Co.	8,400	464
McKesson Corp.	25,600	1,210
Medco Health Solutions, Inc. ‡	30,700	1,758
Millennium Pharmaceuticals, Inc. ‡	67,900	677
Pfizer, Inc.	53,400	1,253
Sepracor, Inc. †‡	15,700	897
Teva Pharmaceutical Industries, Ltd., ADR	65,000	2,053

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Primary Metal Industries (1.2%)
Alcoa, Inc.	92,300	$2,987
Printing & Publishing (0.3%)
CBS Corp.–Class B	24,700	668
Radio & Television Broadcasting (0.2%)
Viacom, Inc.–Class B ‡	14,050	504
Restaurants (0.4%)
Cheesecake Factory (The) ‡	15,300	412
McDonald's Corp.	15,700	528
Retail Trade (1.5%)
Dollar Tree Stores, Inc. †‡	50,100	1,328
Target Corp.	48,800	2,385
Rubber & Misc. Plastic Products (0.2%)
Jarden Corp. †‡	14,500	442
Savings Institutions (3.0%)
Golden West Financial Corp.	14,000	1,039
Hudson City Bancorp, Inc.	117,300	1,564
Washington Mutual, Inc. †	111,700	5,091
Security & Commodity Brokers (0.2%)
Goldman Sachs Group, Inc. (The)	4,000	602
Telecommunications (2.5%)
AT&T, Inc.	19,900	555
Qwest Communications International †‡	96,300	779
Sprint Nextel Corp.	169,650	3,391
Verizon Communications, Inc.	48,400	1,621
Trucking & Warehousing (1.3%)
United Parcel Service, Inc.–Class B	38,500	3,170
Water Transportation (0.3%)
Carnival Corp.	16,200	676
Wholesale Trade Nondurable Goods (0.4%)
SYSCO Corp.	31,400	960
Total Common Stocks (cost: $211,852)		248,157
	Principal	Value
SECURITY LENDING COLLATERAL (12.0%)
Debt (10.4%)
Bank Notes (0.2%)
Bank of America 5.27%, due 07/14/2006 *	$189	$189
5.31%, due 08/10/2006 *	435	435
Certificates Of Deposit (0.2%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	473	473

	Principal	Value
Commercial Paper (2.1%)
Barton Capital LLC–144A
5.26%, due 07/07/2006	$188	$188
5.27%, due 07/20/2006	378	378
Clipper Receivables Corp. 5.12%, due 07/05/2006	469	469
CRC Funding LLC–144A 5.28%, due 07/21/2006	473	473
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	565	565
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	563	563
Grampian Funding LLC–144A 5.32%, due 07/21/2006	280	280
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	393	393
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	473	473
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006	944	944
5.31%, due 07/13/2006	473	473
Euro Dollar Overnight (0.8%)
Fortis Bank 5.09%, due 07/05/2006	945	945
Harris NA 5.08%, due 07/05/2006	567	567
Svenska Handlesbanken 5.29%, due 07/03/2006	381	381
Euro Dollar Terms (1.8%)
Abbey National PLC 5.10%, due 07/10/2006	1,418	1,418
Barclays 5.15%, due 08/01/2006	945	945
Calyon 5.30%, due 08/08/2006	284	284
Dexia Group 5.30%, due 08/09/2006	473	473
Toronto Dominion Bank 5.30%, due 07/26/2006	567	567
UBS AG 5.25%, due 07/21/2006	945	945

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (5.3%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $430 on 07/03/2006	$430	$430
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $5,539 on 07/03/2006	5,537	5,537
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $676 on 07/03/2006	675	675
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $4,288 on 07/03/2006	4,287	4,287
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $2,036 on 07/03/2006	2,036	2,036
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $530 on 07/03/2006	530	530

	Shares	Value
Investment Companies (1.6%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	1,601,421	$1,601
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	437,674	438
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	2,027,307	2,027
Total Security Lending Collateral (cost: $30,382)		30,382
Total Investment Securities (cost: $242,234) #		$278,539

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $29,688.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $13,937, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $242,728. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $43,989 and $8,178, respectively. Net unrealized appreciation for tax purposes is $35,811.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $4,730 or 1.9% of the net assets of the Fund.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Capital Guardian U.S. Equity

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $242,234) (including securities loaned of $29,688)	$278,539
Cash	1,667
Receivables:
Investment securities sold	2,781
Shares sold	540
Interest	13
Dividends	272
Dividend reclaims receivable	3
283,815
Liabilities:
Investment securities purchased	238
Accounts payable and accrued liabilities:
Shares redeemed	79
Management and advisory fees	165
Service fees	2
Administration fees	4
Payable for collateral for securities on loan	30,382
Other	28
30,898
Net Assets	$252,917
Net Assets Consist of:
Capital stock ($.01 par value)	$219
Additional paid-in capital	178,779
Distributable net investment income (loss)	2,434
Accumulated net realized gain (loss) from investment securities	35,180
Net unrealized appreciation (depreciation) on investment securities	36,305
Net Assets	$252,917
Net Assets by Class:
Initial Class	$242,794
Service Class	10,123
Shares Outstanding:
Initial Class	21,006
Service Class	878
Net Asset Value and Offering Price Per Share:
Initial Class	$11.56
Service Class	11.53

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $26)	$2,118
Interest	53
Income from loaned securities–net	17
2,188
Expenses:
Management and advisory fees	1,057
Printing and shareholder reports	16
Custody fees	20
Administration fees	26
Legal fees	3
Audit fees	8
Trustees fees	4
Service fees:
Service Class	13
Other	3
Total expenses	1,150
Net Investment Income (Loss)	1,038
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	12,782
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(8,071)
Net Realized and Unrealized Gain (Loss) on Investment Securities	4,711
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,749

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Capital Guardian U.S. Equity

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,038	$1,407
Net realized gain (loss) from investment securities	12,782	23,680
Change in unrealized appreciation (depreciation) on investment securities	(8,071)	(9,442)
	5,749	15,645
Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,383)
Service Class	–	(38)
	–	(1,421)
From net realized gains:
Initial Class	–	(7,104)
Service Class	–	(263)
	–	(7,367)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	13,319	17,783
Service Class	980	3,043
	14,299	20,826
Dividends and distributions reinvested:
Initial Class	–	8,487
Service Class	–	301
	–	8,788
Cost of shares redeemed:
Initial Class	(30,947)	(44,898)
Service Class	(797)	(1,995)
	(31,744)	(46,893)
	(17,445)	(17,279)
Net increase (decrease) in net assets	(11,696)	(10,422)
Net Assets:
Beginning of period	264,613	275,035
End of period	$252,917	$264,613
Distributable Net Investment Income (Loss)	$2,434	$1,396

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	1,131	1,628
Service Class	84	279
	1,215	1,907
Shares issued–reinvested from distributions:
Initial Class	–	784
Service Class	–	28
	–	812
Shares redeemed:
Initial Class	(2,639)	(4,126)
Service Class	(69)	(181)
	(2,708)	(4,307)
Net increase (decrease) in shares outstanding:
Initial Class	(1,508)	(1,714)
Service Class	15	126
	(1,493)	(1,588)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Capital Guardian U.S. Equity

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$11.32	$0.05	$0.19	$0.24	$–	$–	$–	$11.56
	12/31/2005	11.02	0.06	0.62	0.68	(0.06)	(0.32)	(0.38)	11.32
	12/31/2004	10.07	0.06	0.92	0.98	(0.03)	–	(0.03)	11.02
	12/31/2003	7.39	0.04	2.65	2.69	(0.01)	–	(0.01)	10.07
	12/31/2002	9.74	0.03	(2.35)	(2.32)	(0.01)	(0.02)	(0.03)	7.39
	12/31/2001	10.10	0.01	(0.35)	(0.34)	(0.01)	(0.01)	(0.02)	9.74
Service Class	6/30/2006	11.31	0.03	0.19	0.22	–	–	–	11.53
	12/31/2005	11.02	0.03	0.63	0.66	(0.05)	(0.32)	(0.37)	11.31
	12/31/2004	10.07	0.04	0.92	0.96	(0.01)	–	(0.01)	11.02
	12/31/2003	7.96	0.01	2.10	2.11	–	–	–	10.07

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	2.12%	$242,794	0.86%	0.86%	0.79%	15%
	12/31/2005	6.31	254,860	0.89	0.89	0.55	35
	12/31/2004	9.77	266,915	0.90	0.90	0.57	23
	12/31/2003	36.50	238,949	0.91	0.91	0.41	20
	12/31/2002	(23.80)	116,484	0.98	0.98	0.43	23
	12/31/2001	(3.38)	50,334	1.08	1.09	0.19	39
Service Class	6/30/2006	1.95	10,123	1.11	1.11	0.55	15
	12/31/2005	6.06	9,753	1.14	1.14	0.29	35
	12/31/2004	9.49	8,120	1.15	1.15	0.38	23
	12/31/2003	26.50	2,331	1.16	1.16	0.17	20

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Capital Guardian U.S. Equity (the "Fund") share classes commenced operations as follows:

Initial Class – October 9, 2000
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2006 and for the years ended December 31, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Capital Guardian U.S. Equity

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Capital Guardian U.S. Equity (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $9 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $7, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Capital Guardian U.S. Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.775% of the next $500 million of ANA
0.70% of the next $1 billion of ANA
0.65% of ANA over $2 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.01% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $13.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Capital Guardian U.S. Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$40,137
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	57,988
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and REIT reclassifications.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

11

Clarion Global Real Estate Securities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,138.10	0.83%	$4.40
Hypothetical (b)	1,000.00	1,020.68	0.83	4.16
Service Class
Actual	1,000.00	1,136.40	1.08	5.72
Hypothetical (b)	1,000.00	1,019.44	1.08	5.41

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b) 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At June 30, 2006

This chart shows the percentage breakdown by region of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.0%)
Australia (9.4%)
Centro Properties Group	2,032,707	$10,103
DB RREEF Trust	3,161,587	3,441
GPT Group (a)	3,741,697	12,065
Investa Property Group	2,314,400	3,766
Macquarie CountryWide Trust	2,370,553	3,205
Macquarie Goodman Group	1,443,076	6,433
Mirvac Group	1,113,417	3,598
Westfield Group (a)	1,835,393	23,631
Bermuda (1.8%)
Hongkong Land Holdings, Ltd.	2,093,600	7,663
Kerry Properties, Ltd.	1,468,100	5,000
Canada (2.6%)
Calloway Real Estate Investment Trust–144A	157,900	3,472
Dundee Real Estate Investment Trust	55,900	1,417
RioCan Real Estate Investment Trust	325,300	6,330
Summit Real Estate Investment Trust	310,700	7,152
Finland (0.5%)
Sponda Oyj	331,212	3,388
France (2.6%)
Klepierre	49,590	5,742
Societe de la Tour Eiffel	41,900	4,956
Unibail (a)†	42,920	7,480
Germany (1.8%)
Deutsche Wohnen AG ‡	14,861	4,503
Develica Deutschland, Ltd. ‡	2,739,400	3,529
IVG Immobilien AG	43,653	1,318
Patrizia Immobilien AG ‡	134,300	3,264
Hong Kong (5.9%)
Agile Property Holdings, Ltd.	4,180,000	2,503
Champion ‡	6,744,701	3,343
Cheung Kong Holdings, Ltd. (a)	770,500	8,348
Hang Lung Development Co.	952,552	2,060
Hysan Development Co., Ltd.	2,047,835	5,774
Link (The) (a)‡	1,250,200	2,503
Sun Hung Kai Properties, Ltd.	1,116,755	11,388
Swire Pacific, Ltd.–Class A	203,100	2,096
Wharf Holdings, Ltd.	934,958	3,322
Italy (0.2%)
Beni Stabili SpA (a)	1,333,000	1,363
Japan (12.7%)
Japan Logistics Fund, Inc.	478	3,575
Kenedix Realty Investment Corp.	360	1,845

	Shares	Value
Japan (continued)
Leopalace21 Corp.	94,900	$3,279
Mitsubishi Estate Co., Ltd.	1,438,900	30,587
Mitsui Fudosan Co., Ltd.	1,145,400	24,899
Nippon Building Fund, Inc. (a)	589	5,719
Sumitomo Realty & Development Co., Ltd.	772,300	19,052
Netherlands (2.2%)
Rodamco Europe NV	121,900	11,947
Vastned Retail NV	46,700	3,792
Singapore (1.9%)
Capitaland, Ltd.	3,418,900	9,729
City Developments, Ltd.	628,000	3,713
Spain (0.7%)
Parquesol Inmobiliaria y Proyectos SA ‡	204,400	4,817
Sweden (0.9%)
Castellum AB	633,600	6,487
United Kingdom (10.3%)
Atlas Estates, Ltd. ‡	562,700	2,729
British Land Co. PLC	753,200	17,595
Capital & Regional PLC	294,981	5,519
Derwent Valley Holdings PLC	243,693	7,067
Hammerson PLC	496,620	10,875
Land Securities Group PLC	634,360	21,049
Liberty International PLC	72,840	1,435
Mapeley, Ltd.	23,920	1,350
Slough Estates PLC	444,260	5,025
United States (45.5%)
AMB Property Corp.	140,200	7,087
Archstone-Smith Trust †	323,400	16,451
AvalonBay Communities, Inc.	122,100	13,507
BioMed Realty Trust, Inc.	126,100	3,775
Boston Properties, Inc. †	165,400	14,952
BRE Properties–Class A †	123,400	6,787
Camden Property Trust	114,100	8,392
Corporate Office Properties Trust †	86,250	3,629
Developers Diversified Realty Corp. †	138,800	7,243
Equity Office Properties Trust †	376,900	13,761
Equity Residential	350,200	15,664
Extra Space Storage, Inc.	35,200	572
Federal Realty Investment Trust	94,300	6,601
FelCor Lodging Trust, Inc.	130,700	2,841
General Growth Properties, Inc.	175,170	7,893
Heritage Property Investment Trust	90,000	3,143
Highwood Properties, Inc.	165,200	5,977
Host Hotels & Resorts, Inc.	576,023	12,598

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
United States (continued)
Kilroy Realty Corp. †	73,700	$5,325
Liberty Property Trust †	115,100	5,087
Macerich Co. (The)	170,600	11,976
Maguire Properties, Inc.	192,400	6,767
Omega Healthcare Investors, Inc.	348,000	4,601
Pan Pacific Retail Properties, Inc.	111,900	7,763
Post Properties, Inc. †	139,100	6,307
Prologis	294,400	15,344
Public Storage, Inc. †	103,800	7,878
Reckson Associates Realty Corp.	176,900	7,320
Regency Centers Corp.	112,700	7,004
Shurgard Storage Centers, Inc.–Class A	54,000	3,375
Simon Property Group, Inc.	214,900	17,824
SL Green Realty Corp. †	105,100	11,505
Starwood Hotels & Resorts Worldwide, Inc.	110,800	6,686
Strategic Hotels & Resorts, Inc.	227,600	4,720
Sunstone Hotel Investors, Inc.	116,400	3,383
Taubman Centers, Inc.	88,100	3,603
Trizec Properties, Inc. †	230,500	6,602
United Dominion Realty Trust, Inc. †	129,400	3,624
U-Store-It Trust	157,300	2,967
Ventas, Inc.	171,400	5,807
Vornado Realty Trust †	129,200	12,603
Washington Real Estate Investment Trust	23,000	844
Total Common Stocks (cost: $593,066)		696,029
	Principal	Value
SECURITY LENDING COLLATERAL ( 10.6%)
Debt (9.2%)
Bank Notes (0.2%)
Bank of America 5.27%, due 07/14/2006 * $465 $465 5.31%, due 08/10/2006 *	1,070	1,070
Certificates of Deposit (0.2%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	1,163	1,163
Commercial Paper (1.8%)
Barton Capital LLC–144A 5.26%, due 07/07/2006 462 462 5.27%, due 07/20/2006	930	930
Clipper Receivables Corp. 5.12%, due 07/05/2006	1,154	1,154
CRC Funding LLC–144A 5.28%, due 07/21/2006	1,163	1,163
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	1,390	1,390

	Principal	Value
Commercial Paper (continued)
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	$1,384	$1,384
Grampian Funding LLC–144A 5.32%, due 07/21/2006	689	689
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	966	966
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	1,163	1,163
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 2,323 2,323 5.31%, due 07/13/2006	1,163	1,163
Euro Dollar Overnight (0.7%)
Fortis Bank 5.09%, due 07/05/2006	2,325	2,325
Harris NA 5.08%, due 07/05/2006	1,395	1,395
Svenska Handlesbanken 5.29%, due 07/03/2006	937	937
Euro Dollar Terms (1.6%)
Abbey National PLC 5.10%, due 07/10/2006	3,488	3,488
Barclays 5.15%, due 08/01/2006	2,325	2,325
Calyon 5.30%, due 08/08/2006	698	698
Dexia Group 5.30%, due 08/09/2006	1,163	1,163
Toronto Dominion Bank 5.30%, due 07/26/2006	1,395	1,395
UBS AG 5.25%, due 07/21/2006	2,325	2,325
Repurchase Agreements (4.7%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $1,057 on 07/03/2006	1,057	1,057
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $13,624 on 07/03/2006	13,618	13,618
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $1,662 on 07/03/2006	1,661	1,661
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $10,548 on 07/03/2006	10,543	10,543

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $5,009 on 07/03/2006	$5,007	$5,007
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $1,305 on 07/03/2006	1,304	1,304
	Shares	Value
Investment Companies (1.4%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	3,938,912	$3,939
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	1,076,519	1,077
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	4,986,435	4,986
Total Security Lending Collateral (cost: $74,728)		74,728
Total Investment Securities (cost: $667,794) #		$770,757

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Passive Foreign Investment Company.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $72,725.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $34,279, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $672,690. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $101,722 and $3,655, respectively. Net unrealized appreciation for tax purposes is $98,067.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $15,105 or 2.1% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)
June 30, 2006
(all amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Office Property	16.1%	$113,032
Diversified	15.1%	105,869
Shopping Center	13.0%	91,743
Apartments	10.9%	76,507
Engineering & Management Services	10.2%	72,108
Regional Mall	9.9%	69,412
Residential Building Construction	6.8%	47,756
Hotels	6.0%	42,292
Industrial Property	3.9%	27,519
Storage	2.1%	14,792
Operating/ Development	1.8%	12,662
Health Care	1.5%	10,408
Investment Companies	0.9%	6,258
Warehouse	0.5%	3,575
Business Services	0.3%	2,096
Investment securities, at value	99.0%	696,029
Short-term investments	10.6%	74,728
Total investment securities	109.6%	$770,757

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Clarion Global Real Estate Securities

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $667,794) (including securities loaned of $72,725)	$770,757
Cash	4,114
Foreign currency (cost: $151)	153
Receivables:
Investment securities sold	896
Shares sold	444
Interest	28
Dividends	2,662
Dividend reclaims receivable	107
779,161
Liabilities:
Investment securities purchased	559
Accounts payable and accrued liabilities:
Shares redeemed	124
Management and advisory fees	426
Service fees	6
Administration fees	11
Payable for collateral for securities on loan	74,728
Other	34
75,888
Net Assets	$703,273
Net Assets Consist of:
Capital stock ($.01 par value)	$312
Additional paid-in capital	471,443
Distributable net investment income (loss)	14,088
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	114,448
Net unrealized appreciation (depreciation) on: Investment securities	102,963
Translation of assets and liabilities denominated in foreign currencies	19
Net Assets	$703,273
Net Assets by Class:
Initial Class	$671,928
Service Class	31,345
Shares Outstanding:
Initial Class	29,867
Service Class	1,368
Net Asset Value and Offering Price Per Share:
Initial Class	$22.50
Service Class	22.91

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $858)	$10,819
Interest	108
Income from loaned securities–net	39
10,966
Expenses:
Management and advisory fees	2,580
Printing and shareholder reports	38
Custody fees	100
Administration fees	67
Legal fees	6
Audit fees	8
Trustees fees	10
Service fees: Service Class	36
Other	6
Total expenses	2,851
Net Investment Income (Loss)	8,115
Net Realized Gain (Loss) from:
Investment securities	27,955
Foreign currency transactions	(524)
27,431
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	49,594
Translation of assets and liabilities denominated in foreign currencies	(18)
49,576
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	77,007
Net Increase (Decrease) in Net Assets Resulting from Operations	$85,122

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Clarion Global Real Estate Securities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$8,115	$6,096
Net realized gain (loss) from investment securities and foreign currency transactions	27,431	87,182
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	49,576	(34,502)
	85,122	58,776
Distributions to Shareholders:
From net investment income:
Initial Class	–	(6,791)
Service Class	–	(289)
	–	(7,080)
From net realized gains:
Initial Class	–	(32,693)
Service Class	–	(1,450)
	–	(34,143)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	28,562	211,719
Service Class	7,527	15,648
	36,089	227,367
Dividends and distributions reinvested:
Initial Class	–	39,484
Service Class	–	1,739
	–	41,223
Cost of shares redeemed:
Initial Class	(37,459)	(65,106)
Service Class	(4,231)	(5,280)
	(41,690)	(70,386)
	(5,601)	198,204
Net increase (decrease) in net assets	79,521	215,757
Net Assets:
Beginning of period	623,752	407,995
End of period	$703,273	$623,752
Distributable Net Investment Income (Loss)	$14,088	$5,973

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	1,297	11,014
Service Class	339	809
	1,636	11,823
Shares issued–reinvested from distributions:
Initial Class	–	2,119
Service Class	–	91
	–	2,210
Shares redeemed:
Initial Class	(1,733)	(3,516)
Service Class	(192)	(282)
	(1,925)	(3,798)
Net increase (decrease) in shares outstanding:
Initial Class	(436)	9,617
Service Class	147	618
	(289)	10,235

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Clarion Global Real Estate Securities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$19.77	$0.26	$2.47	$2.73	$–	$–	$–	$22.50
	12/31/2005	19.15	0.27	2.20	2.47	(0.32)	(1.53)	(1.85)	19.77
	12/31/2004	15.08	0.43	4.35	4.78	(0.36)	(0.35)	(0.71)	19.15
	12/31/2003	11.41	0.51	3.51	4.02	(0.29)	(0.06)	(0.35)	15.08
	12/31/2002	11.21	0.65	(0.25)	0.40	(0.13)	(0.07)	(0.20)	11.41
	12/31/2001	10.32	0.56	0.58	1.14	(0.25)	–	(0.25)	11.21
Service Class	6/30/2006	20.16	0.24	2.51	2.75	–	–	–	22.91
	12/31/2005	19.53	0.23	2.23	2.46	(0.30)	(1.53)	(1.83)	20.16
	12/31/2004	15.37	0.47	4.36	4.83	(0.32)	(0.35)	(0.67)	19.53
	12/31/2003	12.00	0.33	3.13	3.46	(0.03)	(0.06)	(0.09)	15.37

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	13.81%	$671,928	0.83%	0.83%	2.41%	26%
	12/31/2005	13.47	599,134	0.86	0.86	1.41	103
	12/31/2004	32.86	396,224	0.86	0.86	2.62	69
	12/31/2003	35.74	213,159	0.87	0.87	3.96	78
	12/31/2002	3.60	124,219	0.98	0.98	5.61	123
	12/31/2001	11.05	43,611	1.00	1.13	5.25	172
Service Class	6/30/2006	13.64	31,345	1.08	1.08	2.21	26
	12/31/2005	13.18	24,618	1.11	1.11	1.21	103
	12/31/2004	32.50	11,771	1.11	1.11	2.77	69
	12/31/2003	28.90	1,072	1.13	1.13	3.52	78

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Clarion Global Real Estate Securities (the"Fund") share classes commenced as follows:

Initial Class–May 1, 1998
    Service Class–May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Clarion Global Real Estate Securities

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Clarion Global Real Estate Securities (the "Fund") is part of ATST. The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $38 are included in net realized gains in the Statement of Operations.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Clarion Global Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $17, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since the Fund invests primarily in real estate securities, the net asset value per share may fluctuate more widely than the value of shares of a fund that invests in a broad range of industries.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$24,700	3.51%
Asset Allocation – Growth Portfolio	57,344	8.15%
Asset Allocation – Moderate Growth Portfolio	150,739	21.43%
Asset Allocation – Moderate Portfolio	96,127	13.67%
International Moderate Growth Fund	415	0.06%
Total	$329,325	46.82%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.775% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.65% of ANA over $1 billion

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Clarion Global Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $35.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$183,471
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	176,125
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, post October currency loss deferrals, passive foreign investment companies and REIT's.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

11

Clarion Global Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

12

Federated Growth & Income

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,052.10	0.82%	$4.17
Hypothetical (b)	1,000.00	1,020.73	0.82	4.11
Service Class
Actual	1,000.00	1,051.00	1.07	5.44
Hypothetical (b)	1,000.00	1,019.49	1.07	5.36

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2006

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Federated Growth & Income

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS (34.1%)
U.S. Treasury Note
2.38%, due 08/15/2006		$19,000	$18,942
4.00%, due 08/31/2007 †		15,000	14,788
4.25%, due 10/31/2007 †		20,000	19,751
3.00%, due 11/15/2007		15,000	14,563
4.38%, due 12/31/2007		20,000	19,762
5.13%, due 06/30/2008		35,000	34,978
4.88%, due 05/15/2009		32,000	31,783
4.00%, due 03/15/2010 †		15,000	14,444
4.88%, due 04/30/2011		14,900	14,748
4.25%, due 11/15/2014 †		15,000	14,107
Total U.S. Government Obligations (cost: $199,744)			197,866
FOREIGN GOVERNMENT OBLIGATIONS (5.7%)
Kingdom of Sweden Zero Coupon, due 09/20/2006 SEK112,000 15,473 5.00%, due 01/28/2009	SEK	68,500	9,853
4.00%, due 12/01/2009	SEK	55,000	7,715
Total Foreign Government Obligations (cost: $31,886)			33,041
	Shares		Value
COMMON STOCKS (29.0%)
Drug Stores & Proprietary Stores (1.2%)
Boots Group PLC		375,097	$5,338
Boots Group PLC, ADR		128,699	1,832
Food & Kindred Products (0.7%)
Ajinomoto Co., Inc.		367,000	4,068
Food Stores (0.7%)
Lawson, Inc.		115,600	4,217
Holding & Other Investment Offices (0.7%)
Daiichi Sanyko Co., Ltd.		139,800	3,852
Metal Mining (9.3%)
AngloGold Ashanti, Ltd., ADR †		208,000	10,009
Barrick Gold Corp.		413,282	12,233
Gold Fields, Ltd., Sponsored ADR		280,000	6,412
Goldcorp, Inc.		225,000	6,800
Newcrest Mining, Ltd.		400,000	6,265
Newmont Mining Corp.		231,000	12,227
Oil & Gas Extraction (7.3%)
EnCana Corp. †		134,600	7,085
Newfield Exploration Co. ‡		115,000	5,628
Pioneer Natural Resources Company		140,000	6,497
Pogo Producing Co. †		296,000	13,646
Royal Dutch Shell PLC–Class A, ADR		100,300	6,718
Santos, Ltd., ADR		73,000	2,637

	Shares	Value
Petroleum Refining (1.3%)
Chevron Corp.	121,600	$7,546
Pharmaceuticals (3.7%)
Ono Pharmaceutical Co., Ltd.	162,400	7,913
Serono SA–Class B	13,200	9,100
Taisho Pharmaceutical Co., Ltd.	230,900	4,535
Telecommunications (4.1%)
Belgacom SA	150,000	4,973
NTT DoCoMo, Inc.	5,100	7,495
Swisscom AG	26,000	8,543
Telstra Corp., Ltd., ADR	190,900	2,615
Total Common Stocks (cost: $155,048)		168,184
	Principal	Value
SHORT-TERM OBLIGATIONS (28.2%)
Repurchase Agreements (28.2%)
Investors Bank & Trust Co. 3.75%, dated 06/30/2006 to be repurchased at $163,389 on 07/03/2006 nl	$163,338	$163,338
Total Short-Term Obligations (cost: $163,338)		163,338
	Contracts t	Value
PURCHASED OPTIONS (3.5%)
Put Options (3.5%)
S&P 500	190,000	$13,357
Put Strike $1,350.00
Expires 09/16/2006
S&P 500 Put Strike $1,350.00 Expires 12/16/2006	90,000	6,552
Total Purchased Options (cost: $18,743)		19,909
	Principal	Value
SECURITY LENDING COLLATERAL (11.3%)
Debt (9.8%)
Bank Notes (0.2%)
Bank of America
5.27%, due 07/14/2006 *	$409	$409
5.31%, due 08/10/2006 *	940	940
Certificates Of Deposit (0.2%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	1,021	1,021
Commercial Paper (2.0%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	406	406
5.27%, due 07/20/2006	817	817
Clipper Receivables Corp. 5.12%, due 07/05/2006	1,014	1,014

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Federated Growth & Income

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
CRC Funding LLC–144A 5.28%, due 07/21/2006	$1,021	$1,021
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	1,221	1,221
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	1,216	1,216
Grampian Funding LLC–144A 5.32%, due 07/21/2006	606	606
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	848	848
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	1,021	1,021
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 5.31%, due 07/13/2006	2,040 1,021	2,040 1,021
Euro Dollar Overnight (0.7%)
Fortis Bank 5.09%, due 07/05/2006	2,042	2,042
Harris NA 5.08%, due 07/05/2006	1,225	1,225
Svenska Handlesbanken 5.29%, due 07/03/2006	823	823
Euro Dollar Terms (1.7%)
Abbey National PLC 5.10%, due 07/10/2006	3,064	3,064
Barclays 5.15%, due 08/01/2006	2,042	2,042
Calyon 5.30%, due 08/08/2006	613	613
Dexia Group 5.30%, due 08/09/2006	1,021	1,021
Toronto Dominion Bank 5.30%, due 07/26/2006	1,225	1,225
UBS AG 5.25%, due 07/21/2006	2,042	2,042

	Principal	Value
Repurchase Agreements (5.0%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $929 on 07/03/2006	$928	$928
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $11,966 on 07/03/2006	11,961	11,961
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $1,460 on 07/03/2006	1,459	1,459
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $9,265 on 07/03/2006	9,261	9,261
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $4,400 on 07/03/2006	4,398	4,398
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $1,146 on 07/03/2006	1,145	1,145
	Shares	Value
Investment Companies (1.5%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	3,459,694	$3,460
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	945,547	946
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	4,379,773	4,380
Total Security Lending Collateral (cost: $65,636)		65,636
Total Investment Securities (cost: $634,395) #		$647,974

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Federated Growth & Income

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $64,155.

‡  Non-income producing.

n  At June 30, 2006, repurchase agreements excluding collateral for securities on loan are collateralized by a U.S. Government Agency Obligations with interest rates and maturity dates ranging from 5.60%–8.63% and 10/25/2022–08/25/2034, respectively, and with a market value plus accrued interest of $171,505.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $30,109, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

t  Contract amounts are not in thousands.

l  Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $634,395. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $16,809 and $3,230, respectively. Net unrealized appreciation for tax purposes is $13,579.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $10,217 or 1.8% of the net assets of the Fund.

ADR  American Depositary Receipt

SEK  Swedish Krona

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Federated Growth & Income

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $471,057) (including securities loaned of $64,155)	$484,636
Repurchase agreements	163,338
Cash	50
Foreign currency (cost: $286)	291
Receivables:
Shares sold	71
Interest	1,566
Dividends	220
Dividend reclaims receivable	62
650,234
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	307
Management and advisory fees	349
Service fees	7
Administration fees	9
Payable for collateral for securities on loan	65,636
Premium on purchased options	4,123
Other	94
70,525
Net Assets	$579,709
Net Assets Consist of:
Capital stock ($.01 par value)	$333
Additional paid-in capital	479,987
Distributable net investment income (loss)	19,436
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	66,361
Net unrealized appreciation (depreciation) on: Investment securities	13,579
Translation of assets and liabilities denominated in foreign currencies	13
Net Assets	$579,709
Net Assets by Class:
Initial Class	$544,797
Service Class	34,912
Shares Outstanding:
Initial Class	31,334
Service Class	1,948
Net Asset Value and Offering Price Per Share:
Initial Class	$17.39
Service Class	17.92

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$7,654
Dividends (net of withholding taxes on foreign dividends of $201)	4,496
Income from loaned securities–net	115
12,265
Expenses:
Management and advisory fees	2,143
Printing and shareholder reports	68
Custody fees	58
Administration fees	58
Legal fees	6
Audit fees	8
Trustees fees	9
Service fees:
Service Class	41
Other	7
Total expenses	2,398
Net Investment Income (Loss)	9,867
Net Realized Gain (Loss) from:
Investment securities	22,972
Foreign currency transactions	(925)
22,047
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(2,967)
Translation of assets and liabilities denominated in foreign currencies	69
(2,898)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	19,149
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,016

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Federated Growth & Income

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$9,867	$9,466
Net realized gain (loss) from investment securities and foreign currency transactions	22,047	44,374
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	(2,898)	(26,052)
	29,016	27,788
Distributions to Shareholders:
From net investment income:
Initial Class	–	(11,867)
Service Class	–	(599)
	–	(12,466)
From net realized gains:
Initial Class	–	(43,671)
Service Class	–	(2,285)
	–	(45,956)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	21,406	188,259
Service Class	5,235	19,741
	26,641	208,000
Dividends and distributions reinvested:
Initial Class	–	55,538
Service Class	–	2,884
	–	58,422
Cost of shares redeemed:
Initial Class	(81,781)	(119,745)
Service Class	(4,803)	(4,939)
	(86,584)	(124,684)
	(59,943)	141,738
Net increase (decrease) in net assets	(30,927)	111,104
Net Assets:
Beginning of period	610,636	499,532
End of period	$579,709	$610,636
Distributable Net Investment Income (Loss)	$19,436	$9,569

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	1,259	11,159
Service Class	300	1,111
	1,559	12,270
Shares issued–reinvested from distributions:
Initial Class	–	3,445
Service Class	–	173
	–	3,618
Shares redeemed:
Initial Class	(4,892)	(7,082)
Service Class	(279)	(279)
	(5,171)	(7,361)
Net increase (decrease) in shares outstanding:
Initial Class	(3,633)	7,522
Service Class	21	1,005
	(3,612)	8,527

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Federated Growth & Income

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$16.52	$0.29	$0.58	$0.87	$–	$–	$–	$17.39
	12/31/2005	17.59	0.30	0.52	0.82	(0.40)	(1.49)	(1.89)	16.52
	12/31/2004	17.09	0.30	1.20	1.50	(0.48)	(0.52)	(1.00)	17.59
	12/31/2003	14.35	0.48	3.24	3.72	(0.49)	(0.49)	(0.98)	17.09
	12/31/2002	15.28	0.62	(0.48)	0.14	(0.35)	(0.72)	(1.07)	14.35
	12/31/2001	13.43	0.64	1.46	2.10	(0.25)	–	(0.25)	15.28
Service Class	6/30/2006	17.05	0.27	0.60	0.87	–	–	–	17.92
	12/31/2005	18.12	0.27	0.54	0.81	(0.39)	(1.49)	(1.88)	17.05
	12/31/2004	17.57	0.24	1.27	1.51	(0.44)	(0.52)	(0.96)	18.12
	12/31/2003	15.04	0.17	2.88	3.05	(0.03)	(0.49)	(0.52)	17.57

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2006	5.21%	$544,797	0.82%	3.44%	59%
	12/31/2005	4.96	577,785	0.83	1.76	55
	12/31/2004	9.21	482,823	0.82	1.74	93
	12/31/2003	26.84	453,361	0.81	3.14	128
	12/31/2002	0.96	389,120	0.81	4.11	146
	12/31/2001	15.70	281,943	0.86	4.39	117
Service Class	6/30/2006	5.10	34,912	1.07	3.17	59
	12/31/2005	4.72	32,851	1.08	1.54	55
	12/31/2004	8.97	16,709	1.07	1.37	93
	12/31/2003	20.79	2,807	1.08	1.55	128

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Federated Growth & Income (the "Fund") share classes commenced operations as follows:

Initial Class – March 1, 1994

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Federated Growth & Income

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Federated Growth & Income (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $28 are included in net realized gains in the Statement of Operations.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Federated Growth & Income

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $49, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$58,257	10.05%
Asset Allocation – Moderate Portfolio	74,781	12.90%
Total	$133,038	22.95%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Federated Growth & Income

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds.

The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $29.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$161,711
U.S. Government	101,508
Proceeds from maturities and sales of securities:
Long-Term	170,210
U.S. Government	158,891

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, foreign currency transactions, options and REIT's.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Great Companies – AmericaSM

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$987.20	0.85%	$4.19
Hypothetical (b)	1,000.00	1,020.58	0.85	4.26
Service Class
Actual	1,000.00	985.30	1.10	5.41
Hypothetical (b)	1,000.00	1,019.34	1.10	5.51

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses..

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Great Companies – AmericaSM

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.6%)
Aerospace (3.8%)
United Technologies Corp.	122,000	$7,737
Amusement & Recreation Services (2.8%)
Disney (Walt) Co. (The)	186,640	5,599
Beverages (4.1%)
PepsiCo, Inc.	137,942	8,282
Chemicals & Allied Products (4.6%)
Clorox Co.	84,600	5,158
Procter & Gamble Co.	74,000	4,114
Commercial Banks (2.7%)
JP Morgan Chase & Co.	131,000	5,502
Communications Equipment (4.3%)
Corning, Inc. ‡	196,000	4,741
QUALCOMM, Inc.	100,000	4,007
Computer & Data Processing Services (5.0%)
F5 Networks, Inc. ‡†	38,000	2,032
Sun Microsystems, Inc. ‡	875,000	3,631
Yahoo!, Inc. ‡	136,000	4,488
Computer & Office Equipment (1.8%)
Apple Computer, Inc. ‡	62,110	3,548
Electronic & Other Electric Equipment (5.5%)
Emerson Electric Co.	62,000	5,196
General Electric Co.	180,000	5,933
Electronic Components & Accessories (3.1%)
Intel Corp.	250,000	4,738
Trident Microsystems, Inc. ‡	86,000	1,632
Furniture & Fixtures (2.0%)
Johnson Controls, Inc.	50,000	4,111
Industrial Machinery & Equipment (1.1%)
National Oilwell Varco, Inc. ‡	35,000	2,216
Instruments & Related Products (2.2%)
Danaher Corp.	69,000	4,438
Insurance (3.9%)
AFLAC, Inc.	97,000	4,496
UnitedHealth Group, Inc.	78,000	3,493
Leather & Leather Products (2.8%)
Coach, Inc. ‡	187,000	5,591
Life Insurance (3.0%)
Prudential Financial, Inc.	78,000	6,061

	Shares	Value
Medical Instruments & Supplies (3.2%)
Bard, (C.R.) Inc. †	36,000	$2,637
Medtronic, Inc.	81,000	3,801
Mining (2.0%)
Vulcan Materials Co.	53,000	4,134
Motor Vehicles, Parts & Supplies (1.0%)
BorgWarner, Inc.	32,000	2,083
Oil & Gas Extraction (9.2%)
BJ Services Co. †	189,240	7,051
Chesapeake Energy Corp.	69,000	2,087
Hugoton Royalty Trust †	5,005	149
Nabors Industries, Ltd. ‡	57,480	1,942
Weatherford International, Ltd. ‡	77,000	3,821
XTO Energy, Inc.	83,980	3,718
Paper & Allied Products (2.1%)
3M Co.	52,000	4,200
Petroleum Refining (3.4%)
Marathon Oil Corp.	53,000	4,415
Valero Energy Corp.	38,000	2,528
Pharmaceuticals (7.2%)
Abbott Laboratories	98,000	4,274
Genzyme Corp. ‡	63,090	3,852
Gilead Sciences, Inc. ‡†	41,000	2,426
Wyeth	90,004	3,997
Radio & Television Broadcasting (1.2%)
Viacom, Inc.–Class B ‡	70,500	2,527
Rubber & Misc. Plastic Products (1.7%)
Newell Rubbermaid, Inc. †	135,000	3,487
Security & Commodity Brokers (10.0%)
American Express Co.	112,000	5,961
E*TRADE Financial Corp. ‡	180,000	4,108
Goldman Sachs Group, Inc. (The)	27,696	4,166
T. Rowe Price Group, Inc. †	162,000	6,125
Telecommunications (3.9%)
Embarq Corp. ‡	8,550	350
Sprint Nextel Corp.	171,000	3,418
Verizon Communications, Inc.	121,000	4,052
Total Common Stocks (cost: $194,118)		198,053

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Great Companies – AmericaSM

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SECURITY LENDING COLLATERAL (4.6%)
Debt (4.0%)
Bank Notes (0.1%)
Bank of America
5.27%, due 07/14/2006 *	$58	$58
5.31%, due 08/10/2006 *	135	135
Certificates Of Deposit (0.1%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	146	146
Commercial Paper (0.8%)
Barton Capital LLC–144A 5.26%, due 07/07/2006 5.27%, due 07/20/2006	58 117	58 117
Clipper Receivables Corp. 5.12%, due 07/05/2006	145	145
CRC Funding LLC–144A 5.28%, due 07/21/2006	146	146
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	175	175
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	174	174
Grampian Funding LLC–144A 5.32%, due 07/21/2006	87	87
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	122	122
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	146	146
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 5.31%, due 07/13/2006	292 146	292 146
Euro Dollar Overnight (0.3%)
Fortis Bank 5.09%, due 07/05/2006	293	293
Harris NA 5.08%, due 07/05/2006	176	176
Svenska Handlesbanken 5.29%, due 07/03/2006	118	118
Euro Dollar Terms (0.7%)
Abbey National PLC 5.10%, due 07/10/2006	439	439
Barclays 5.15%, due 08/01/2006	293	293
Calyon 5.30%, due 08/08/2006	88	88
Dexia Group 5.30%, due 08/09/2006	146	146

	Principal	Value
Euro Dollar Terms (continued)
Toronto Dominion Bank
5.30%, due 07/26/2006	$176	$176
UBS AG 5.25%, due 07/21/2006	293	293
Repurchase Agreements (2.0%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $133 on 07/03/2006	133	133
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $1,715 on 07/03/2006	1,714	1,714
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $209 on 07/03/2006	209	209
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $1,327 on 07/03/2006	1,327	1,327
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $630 on 07/03/2006	630	630
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $165 on 07/03/2006	164	164
	Shares	Value
Investment Companies (0.6%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	495,719	$496
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	135,482	135
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	627,552	628
Total Security Lending Collateral (cost: $9,405)		9,405
Total Investment Securities (cost: $203,523) #		$207,458

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Great Companies – AmericaSM

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $9,039.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $4,314, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $203,527. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $14,003 and $10,072, respectively. Net unrealized appreciation for tax purposes is $3,931.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $1,463 or 0.7% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Great Companies – AmericaSM

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $203,523) (including securities loaned of $9,039)	$207,458
Cash	5,008
Receivables:
Shares sold	76
Interest	11
Dividends	152
212,705
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	111
Management and advisory fees	125
Service fees	1
Administration fees	3
Payable for collateral for securities on loan	9,405
Other	67
9,712
Net Assets	$202,993
Net Assets Consist of:
Capital stock ($.01 par value)	$202
Additional paid-in capital	206,390
Distributable net investment income (loss)	1,807
Accumulated net realized gain (loss) from investment securities	(9,341)
Net unrealized appreciation (depreciation) on investment securities	3,935
Net Assets	$202,993
Net Assets by Class:
Initial Class	$199,236
Service Class	3,757
Shares Outstanding:
Initial Class	19,833
Service Class	374
Net Asset Value and Offering Price Per Share:
Initial Class	$10.05
Service Class	10.05

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$1,290
Interest	97
Income from loaned securities-net	3
1,390
Expenses:
Management and advisory fees	829
Printing and shareholder reports	54
Custody fees	14
Administration fees	22
Legal fees	2
Audit fees	8
Trustees fees	4
Service fees: Service Class	5
Other	2
Total expenses	940
Net Investment Income (Loss)	450
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	6,791
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(9,605)
Net Realized and Unrealized Gain (Loss) on Investment Securities	(2,814)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,364)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Great Companies – AmericaSM

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$450	$1,357
Net realized gain (loss) from investment securities	6,791	23,642
Change in unrealized appreciation (depreciation) on investment securities	(9,605)	(16,593)
	(2,364)	8,406
Distributions to Shareholders:
From net investment income:
Initial Class	–	(2,181)
Service Class	–	(32)
	–	(2,213)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	5,214	18,233
Service Class	498	1,614
	5,712	19,847
Dividends and distributions reinvested:
Initial Class	–	2,181
Service Class	–	32
	–	2,213
Cost of shares redeemed:
Initial Class	(34,980)	(89,390)
Service Class	(675)	(1,874)
	(35,655)	(91,264)
	(29,943)	(69,204)
Net increase (decrease) in net assets	(32,307)	(63,011)
Net Assets:
Beginning of period	235,300	298,311
End of period	$202,993	$235,300
Distributable Net Investment Income (Loss)	$1,807	$1,357

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	508	1,798
Service Class	49	162
	557	1,960
Shares issued–reinvested from distributions:
Initial Class	–	222
Service Class	–	3
	–	225
Shares redeemed:
Initial Class	(3,399)	(9,031)
Service Class	(65)	(188)
	(3,464)	(9,219)
Net increase (decrease) in shares outstanding:
Initial Class	(2,891)	(7,011)
Service Class	(16)	(23)
	(2,907)	(7,034)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Great Companies – AmericaSM

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$10.18	$0.02	$(0.15)	$(0.13)	$–	$–	$–	$10.05
	12/31/2005	9.89	0.05	0.33	0.38	(0.09)	–	(0.09)	10.18
	12/31/2004	9.78	0.07	0.09	0.16	(0.05)	–	(0.05)	9.89
	12/31/2003	7.88	0.06	1.88	1.94	(0.04)	–	(0.04)	9.78
	12/31/2002	9.96	0.05	(2.11)	(2.06)	(0.02)	–	(0.02)	7.88
	12/31/2001	11.38	0.04	(1.43)	(1.39)	(0.03)	–	(0.03)	9.96
Service Class	6/30/2006	10.20	0.01	(0.16)	(0.15)	–	–	–	10.05
	12/31/2005	9.92	0.03	0.33	0.36	(0.08)	–	(0.08)	10.20
	12/31/2004	9.81	0.06	0.08	0.14	(0.03)	–	(0.03)	9.92
	12/31/2003	8.37	0.03	1.41	1.44	–	–	–	9.81

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2006	(1.28)%	$199,236	0.85%	0.41%	54%
	12/31/2005	3.88	231,323	0.88	0.53	112
	12/31/2004	1.72	294,213	0.86	0.78	53
	12/31/2003	24.67	229,217	0.85	0.73	39
	12/31/2002	(20.69)	233,961	0.88	0.54	31
	12/31/2001	(12.20)	152,874	0.89	0.39	70
Service Class	6/30/2006	(1.47)	3,757	1.10	0.16	54
	12/31/2005	3.63	3,977	1.13	0.27	112
	12/31/2004	1.46	4,098	1.12	0.59	53
	12/31/2003	17.25	541	1.12	0.50	39

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Great Companies – AmericaSM (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 2000
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Great Companies – AmericaSM

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Great Companies – AmericaSM (the "Fund") is part of ATST. The Fund is "non-diversified" under 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $44 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $1, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Great Companies – AmericaSM

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Great Companies, L.L.C. is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of first $500 million of ANA
0.70% of the next $500 million of ANA
0.65% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.97% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $10.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Great Companies – AmericaSM

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$115,753
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	135,373
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, post October loss deferrals and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$4,743	December 31, 2010
9,588	December 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  SUBSEQUENT EVENT

The ATST Board of Trustees approved the appointment of Transamerica Investment Management, LLC ("TIM") to replace Great Companies, L.L.C. ("Great Companies") as the sub-adviser of Great Companies – AmericaSM. TIM replaced Great Companies as sub-adviser of the Fund on August 1, 2006 on an interim basis. At the same meeting, the Board approved an Agreement and Plan of Reorganization relating to the proposed reorganization of Great Companies – AmericaSM with and into Transamerica Equity, which currently is sub-advised by TIM. At a meeting currently scheduled to be held on or about October 18, 2006, shareholders of record as of August 4, 2006 will be asked to approve the proposed reorganization, as well as the appointment of TIM as sub-adviser to the Fund. A proxy statement/prospectus will be sent to shareholders to discuss these proposals in detail and to seek shareholder approval. If approved by shareholders, the reorganization is expected to take place on or about October 27, 2006.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Great Companies – TechnologySM

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$933.50	0.85%	$4.07
Hypothetical(b)	1,000.00	1,020.58	0.85	4.26
Service Class
Actual	1,000.00	933.20	1.10	5.27
Hypothetical(b)	1,000.00	1,019.34	1.10	5.51

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Industry
At June 30, 2006

This chart shows the percentage breakdown by industry of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Great Companies – TechnologySM

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.8%)
Business Services (3.3%)
Akamai Technologies, Inc. ‡	122,000	$4,415
Communication (2.4%)
American Tower Corp.–Class A ‡	104,000	3,237
Communications Equipment (16.2%)
Andrew Corp. ‡	270,000	2,392
Corning, Inc. ‡	216,000	5,225
Motorola, Inc.	140,000	2,821
Network Appliance, Inc. ‡	93,000	3,283
Nokia Corp., ADR	154,000	3,120
QUALCOMM, Inc.	124,160	4,975
Computer & Data Processing Services (25.5%)
Adobe Systems, Inc. ‡	84,000	2,550
Autodesk, Inc. ‡	73,000	2,516
Cerner Corp. ‡†	52,000	1,930
Electronic Arts, Inc. ‡	58,000	2,496
F5 Networks, Inc. ‡†	52,000	2,781
Juniper Networks, Inc. ‡	178,000	2,846
Microsoft Corp.	294,600	6,864
NAVTEQ Corp. ‡	72,000	3,217
Sun Microsystems, Inc. ‡	623,000	2,586
VeriSign, Inc. ‡	13,600	315
Yahoo!, Inc. ‡	187,000	6,171
Computer & Office Equipment (13.7%)
Apple Computer, Inc. ‡	67,250	3,841
EMC Corp. ‡	307,200	3,370
Logitech International SA, ADR ‡†	132,192	5,126
Nuance Communications, Inc. ‡	356,000	3,581
Sandisk Corp. ‡	51,000	2,600
Electronic Components & Accessories (15.6%)
Analog Devices, Inc.	61,200	1,967
ATI Technologies, Inc. ‡†	184,000	2,686
Broadcom Corp.–Class A ‡	99,000	2,975
Cypress Semiconductor Corp. ‡†	176,000	2,559
Dolby Laboratories, Inc.–Class A ‡	74,000	1,724
Intel Corp.	153,576	2,910
JDS Uniphase Corp. ‡	633,000	1,602
Linear Technology Corp. †	85,100	2,850
Trident Microsystems, Inc. ‡†	89,000	1,689
Entertainment (2.5%)
International Game Technology	89,400	3,392
Industrial Machinery & Equipment (4.3%)
Applied Materials, Inc.	170,500	2,776
Lam Research Corp. ‡†	65,800	3,068

	Shares	Value
Instruments & Related Products (5.4%)
Formfactor, Inc. ‡†	83,000	$3,704
Sirf Technology Holdings, Inc. ‡†	109,000	3,512
Pharmaceuticals (7.9%)
Alkermes, Inc. ‡	96,700	1,830
Biogen Idec, Inc. ‡†	34,000	1,575
Conor Medsystems, Inc. ‡	57,000	1,573
Genzyme Corp. ‡	66,677	4,071
MedImmune, Inc. ‡	200	5
Vertex Pharmaceuticals, Inc. ‡†	43,300	1,590
Total Common Stocks (cost: $133,176)		130,316
	Principal	Value
SECURITY LENDING COLLATERAL (19.2%)
Debt (16.6%)
Bank Notes (0.4%)
Bank of America 5.27%, due 07/14/2006 *	$161	$161
5.31%, due 08/10/2006 *	369	369
Certificates Of Deposit (0.3%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	402	402
Commercial Paper (3.3%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	159	159
5.27%, due 07/20/2006	321	321
Clipper Receivables Corp. 5.12%, due 07/05/2006	399	399
CRC Funding LLC–144A 5.28%, due 07/21/2006	401	401
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	480	480
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	478	478
Grampian Funding LLC–144A 5.32%, due 07/21/2006	238	238
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	334	334
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	401	401
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006	802	802
5.31%, due 07/13/2006	401	401
Euro Dollar Overnight (1.2%)
Fortis Bank 5.09%, due 07/05/2006	803	803

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Great Companies – TechnologySM

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Harris NA 5.08%, due 07/05/2006	$482	$482
Svenska Handlesbanken 5.29%, due 07/03/2006	324	324
Euro Dollar Terms (2.9%)
Abbey National PLC 5.10%, due 07/10/2006	1,204	1,204
Barclays 5.15%, due 08/01/2006	803	803
Calyon 5.30%, due 08/08/2006	241	241
Dexia Group 5.30%, due 08/09/2006	401	401
Toronto Dominion Bank 5.30%, due 07/26/2006	482	482
UBS AG 5.25%, due 07/21/2006	803	803
Repurchase Agreements (8.5%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $365 on 07/03/2006	365	365
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $4,705 on 07/03/2006	4,703	4,703

	Principal	Value
Repurchase Agreements (continued)
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $574 on 07/03/2006	$574	$574
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $3,642 on 07/03/2006	3,641	3,641
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $1,730 on 07/03/2006	1,729	1,729
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $451 on 07/03/2006	450	450
	Shares	Value
Investment Companies (2.6%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	1,360,199	$1,360
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	371,747	372
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	1,721,934	1,722
Total Security Lending Collateral (cost: $25,805)		25,805
Total Investment Securities (cost: $158,981) #		$156,121

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $24,923.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $11,837, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $159,040. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $7,920 and $10,839, respectively. Net unrealized depreciation for tax purposes is $2,919.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $4,015 or 3.0% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Great Companies – TechnologySM

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $158,981) (including securities loaned of $24,923)	$156,121
Cash	2,509
Foreign currency (cost: $27)	28
Receivables:
Investment securities sold	4,436
Shares sold	9
Interest	9
Dividends	18
163,130
Liabilities:
Investment securities purchased	2,614
Accounts payable and accrued liabilities:
Shares redeemed	6
Management and advisory fees	85
Administration fees	2
Payable for collateral for securities on loan	25,805
Other	35
28,547
Net Assets	$134,583
Net Assets Consist of:
Capital stock ($.01 par value)	$331
Additional paid-in capital	121,198
Distributable net investment income (loss)	(224)
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	16,137
Net unrealized appreciation (depreciation) on: Investment securities	(2,860)
Translation of assets and liabilities denominated in foreign currencies	1
Net Assets	$134,583
Net Assets by Class:
Initial Class	$132,521
Service Class	2,062
Shares Outstanding:
Initial Class	32,543
Service Class	509
Net Asset Value and Offering Price Per Share:
Initial Class	$4.07
Service Class	4.05

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $16)	$302
Interest	96
Income from loaned securities–net	24
422
Expenses:
Management and advisory fees	586
Printing and shareholder reports	15
Custody fees	11
Administration fees	15
Legal fees	2
Audit fees	8
Trustees fees	3
Service fees:
Service Class	3
Other	1
Total expenses	644
Net Investment Income (Loss)	(222)
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	6,198
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(15,270)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	(9,072)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,294)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Great Companies – TechnologySM

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(222)	$(416)
Net realized gain (loss) from investment securities and foreign currency transactions	6,198	24,909
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	(15,270)	(21,673)
	(9,294)	2,820
Distributions to Shareholders:
From net investment income:
Initial Class	–	(768)
Service Class	–	(5)
	–	(773)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	4,158	22,745
Service Class	563	1,360
	4,721	24,105
Dividends and distributions reinvested:
Initial Class	–	768
Service Class	–	5
	–	773
Cost of shares redeemed:
Initial Class	(15,741)	(81,334)
Service Class	(601)	(1,466)
	(16,342)	(82,800)
	(11,621)	(57,922)
Net increase (decrease) in net assets	(20,915)	(55,875)
Net Assets:
Beginning of period	155,498	211,373
End of period	$134,583	$155,498
Distributable Net Investment Income (Loss)	$(224)	$(2)

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	945	5,549
Service Class	130	334
	1,075	5,883
Shares issued–reinvested from distributions:
Initial Class	–	187
Service Class	–	1
	–	188
Shares redeemed:
Initial Class	(3,559)	(19,279)
Service Class	(140)	(360)
	(3,699)	(19,639)
Net increase (decrease) in shares outstanding:
Initial Class	(2,614)	(13,543)
Service Class	(10)	(25)
	(2,624)	(13,568)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Great Companies – TechnologySM

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$4.36	$(0.01)	$(0.28)	$(0.29)	$–	$–	$–	$4.07
	12/31/2005	4.29	(0.01)	0.10	0.09	(0.02)	–	(0.02)	4.36
	12/31/2004	3.97	0.02	0.30	0.32	–	–	–	4.29
	12/31/2003	2.63	(0.02)	1.36	1.34	–	–	–	3.97
	12/31/2002	4.25	(0.03)	(1.59)	(1.62)	–	–	–	2.63
	12/31/2001	6.74	(0.03)	(2.46)	(2.49)	–	–	–	4.25
Service Class	6/30/2006	4.34	(0.01)	(0.28)	(0.29)	–	–	–	4.05
	12/31/2005	4.28	(0.02)	0.09	0.07	(0.01)	–	(0.01)	4.34
	12/31/2004	3.97	0.02	0.29	0.31	–	–	–	4.28
	12/31/2003	3.00	(0.02)	0.99	0.97	–	–	–	3.97

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	(6.65)%	$132,521	0.85%	0.85%	(0.29)%	56%
	12/31/2005	2.06	153,247	0.88	0.88	(0.22)	91
	12/31/2004	8.06	209,049	0.85	0.85	0.38	35
	12/31/2003	50.95	213,164	0.87	0.87	(0.57)	40
	12/31/2002	(38.12)	53,434	1.00	1.01	(0.79)	86
	12/31/2001	(36.94)	56,885	0.99	0.99	(0.66)	75
Service Class	6/30/2006	(6.68)	2,062	1.10	1.10	(0.54)	56
	12/31/2005	1.86	2,251	1.13	1.13	(0.47)	91
	12/31/2004	7.56	2,324	1.15	1.15	0.48	35
	12/31/2003	32.33	740	1.12	1.12	(0.83)	40

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Great Companies – TechnologySM (the "Fund") commenced operations on:

Initial Class – May 1, 2000

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Great Companies – TechnologySM

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Great Companies – TechnologySM (the "Fund") is a part of ATST. The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $27 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $10, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Great Companies – TechnologySM

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Great Companies, L.L.C. is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation – Growth Portfolio	$1,950	1.45%
Asset Allocation – Moderate Growth Portfolio	42,670	31.71%
Asset Allocation – Moderate Portfolio	32,796	24.37%
Total	$77,416	57.53%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.78% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.98% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $7.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Great Companies – TechnologySM

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$80,176
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	79,750
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  SUBSEQUENT EVENT

The ATST Board of Trustees approved the appointment of Transamerica Investment Management, LLC ("TIM") to replace Great Companies, L.L.C. ("Great Companies") as the sub-adviser of Great Companies – TechnologySM. TIM replaced Great Companies as sub-adviser of the Fund on August 1, 2006 on an interim basis. A proxy statement will be sent to shareholders of record as of August 4, 2006 to discuss the transaction in detail and to seek shareholder approval of TIM as sub-adviser to the Fund.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

International Moderate Growth Fund

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at May 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at June 30, 2006, was 0.98%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$952.00	0.25%	$0.40
Hypothetical (b)	1,000.00	1,007.81	0.25	0.41
Service Class
Actual	1,000.00	951.00	0.50	0.80
Hypothetical (b)	1,000.00	1,007.40	0.50	0.82

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (60 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2006

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

International Moderate Growth Fund

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (97.1%)
Fixed-Income (29.2%)
PIMCO Total Return, Initial Class ø	119,619	$1,296
TA IDEX PIMCO Real Return TIPS, Class I @	57,332	569
TA IDEX Transamerica Short-Term Bond, Class I @	58,346	568
Specialty–Real Estate (5.0%)
Clarion Global Real Estate Securities, Initial Class ø	18,441	415

	Shares	Value
World Equity (62.9%)
TA IDEX AllianceBernstein International Value, Class I @	114,009	$1,302
TA IDEX Evergreen International Small Cap, Class I @	83,411	1,275
TA IDEX Marsico International Growth, Class I @	73,609	966
TA IDEX Neuberger Berman International, Class I @	115,482	1,293
TA IDEX Oppenheimer Developing Markets, Class I @	38,682	393
Total Investment Companies (cost: $8,091) #		$8,077

NOTES TO SCHEDULE OF INVESTMENTS:

Ø  This portfolio is part of AEGON/Transamerica Series Trust and is an affiliate of the Fund.

@  This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

#  Aggregate cost for Federal income tax purposes is $8,099. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $11 and $33, respectively. Net unrealized depreciation for tax purposes is $22.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

International Moderate Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $8,091)	$8,077
Receivables:
Shares sold	243
Due from investment advisor	6
8,326
Liabilities:
Accounts payable and accrued liabilities:
Service fees	1
Other	10
11
Net Assets	$8,315
Net Assets Consist of:
Capital stock ($.01 par value)	$9
Additional paid-in capital	8,327
Distributable net investment income (loss)	2
Accumulated net realized gain (loss) from investment in affiliated investment companies	(9)
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	(14)
Net Assets	$8,315
Net Assets by Class:
Initial Class	$1,751
Service Class	6,564
Shares Outstanding:
Initial Class	184
Service Class	690
Net Asset Value and Offering Price Per Share:
Initial Class	$9.51
Service Class	9.51

STATEMENT OF OPERATIONS
For the period ended June 30, 2006 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$5
Expenses:
Management and advisory fees	1
Printing and shareholder reports	2
Custody fees	2
Legal fees	1
Administration fees	– (b)
Audit fees	4
Trustees fees	2
Service fees:
Service Class	1
Other	2
Total expenses	15
Less:
Management and advisory fee waiver	(12)
Net expenses	3
Net Investment Income (Loss)	2
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	(9)
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	(14)
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	(23)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(21)

(a)  Commenced operations on May 1, 2006.

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

International Moderate Growth Fund

STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

June 30, 2006 (unaudited) (a)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2
Net realized gain (loss) from investment in affiliated investment companies	(9)
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	(14)
(21)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	2,315
Service Class	6,836
9,151
Cost of shares redeemed:
Initial Class	(501)
Service Class	(314)
(815)
8,336
Net increase (decrease) in net assets	8,315
Net Assets:
Beginning of period	–
End of period	$8,315
Distributable Net Investment Income (Loss)	$2

June 30, 2006 (unaudited) (a)
Share Activity:
Shares issued:
Initial Class	239
Service Class	723
962
Shares redeemed:
Initial Class	(55)
Service Class	(33)
(88)
Net increase (decrease) in shares outstanding:
Initial Class	184
Service Class	690
874

(a)  Commenced operations on May 1, 2006.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

International Moderate Growth Fund

FINANCIAL HIGHLIGHTS
(unaudited)

		For a share outstanding throughout the period (a)
		Net Asset	Investment Operations				Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$10.00	$0.01		$(0.50)	$(0.49)	$–	$–	$–	$9.51
Service Class	6/30/2006	10.00	–	(j)	(0.49)	(0.49)	–	–	–	9.51

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)(i)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)(h)	Rate (g)
Initial Class	6/30/2006	(4.80)%	$1,751	0.25%	2.12%	0.58%	1%
Service Class	6/30/2006	(4.90)	6,564	0.50	2.37	0.26	1

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  International Moderate Growth Fund (the "Fund") commenced operations on May 1, 2006.

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

(h)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(i)  Does not include expenses of the investment companies in which the Fund invests.

(j)  Rounds to less than $0.01.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

International Moderate Growth Fund

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. International Moderate Growth Fund (the "Fund"), part of ATST, began operations on May 1, 2006.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

TFAI has entered into an agreement with Morningstar Associates, LLC ("Morningstar") to provide investment services to the Fund. TFAI compensates Morningstar as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, L.L.C. are both affiliates of the Fund and are sub-advisers to other funds within ATST.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

International Moderate Growth Fund

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to less then $1.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$8,187
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	87
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

International Moderate Growth Fund

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS -

REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on November 2, 2005, the Board reviewed and considered the proposed Investment Advisory Agreement between International Moderate Growth Fund (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the proposed Asset Allocation Management Agreement of the Portfolio between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"), to determine whether the agreements should be approved for an initial two-year period. Following their review and consideration, the Trustees determined that the proposed Investment Advisory Agreement and the Asset Allocation Management Agreement will enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and the Asset Allocation Management Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Portfolio Construction Manager such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the anticipated fee and expense information and profitability data prepared by TFAI. In considering the approval of the proposed Investment Advisory Agreement and the Asset Allocation Management Agreement, the Board considered its prior discussion of the Portfolio during the September meeting, during which the Board reached a number of conclusions about the management program proposed by TFAI and the Portfolio Construction Manager. In addition, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by ATST counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services expected to be provided by TFAI and the Portfolio Construction Manager to the Portfolio. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Portfolio, as indicated by the nature and quality of services provided to other ATST portfolios in the past, TFAI's and the Portfolio Construction Manager's management capabilities demonstrated with respect to the portfolios they manage, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Portfolio Construction Manager, TFAI's management oversight process and the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team. The Trustees also concluded that TFAI and the Portfolio Construction Manager proposed to provide investment and related services that are appropriate in scope and extent in light of the Portfolio's operations and the competitive landscape of the investment company business and investor needs.

The investment performance of the Portfolio. The Board noted that no performance information is available for the Portfolio as it will not commence operations until May 1, 2006, but determined that most other portfolios managed by the Portfolio Construction Manager have generally performed well and generated considerable investor interest. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services expected to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager are capable of generating a level of investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Portfolio Construction Manager's performance records indicate that their management is likely to benefit the Portfolio and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed estimated profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Portfolio and to ATST as a whole by TFAI and its affiliates. Based on such information, the Trustees concluded that the proposed management fees of the Portfolio are competitive compared to other international large-cap mutual funds. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Portfolio, the estimated margin of the Portfolio Construction Manager, as well as the entirety of TFAI's and its affiliates' service relationship with ATST, the Board concluded that the anticipated investment management fees and other service fees, as well as TFAI's and the Portfolio Construction Manager's profitability, are appropriate in light of the nature and quality of services proposed to be provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Portfolio, TFAI and its affiliates, and the Portfolio Construction Manager.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

International Moderate Growth Fund (continued) (unaudited)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Board considered the anticipated levels of assets in the Portfolio and noted that the management fee of the Portfolio will not contain asset-based breakpoints. However, the Board also noted that, based on the information provided by TFAI, the Portfolio's investments in underlying funds likely will permit the realization of breakpoints (or lower breakpoints) at the underlying fund level which, indirectly, benefit the Portfolio and its shareholders, as well as the underlying funds. The Board concluded that the Portfolio's anticipated management fee appropriately reflects the Portfolio's anticipated size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable to the Portfolio Construction Manager, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Portfolio Construction Manager from their relationship with the Portfolio. The Board concluded that other benefits expected to be derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying funds in which the Portfolio will invest) or the Portfolio Construction Manager from its relationship with the Portfolio should be reasonable and fair, and consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that neither TFAI nor the Portfolio Construction Manager will realize "soft dollar" benefits from its relationship with the Portfolio. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees to be paid by the Portfolio to affiliates of TFAI will be reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Portfolio's overall operating expenses, and the necessity of the services for the Portfolio's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the ATST portfolios in a professional manner that is consistent with the best interests of the portfolios and their shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio Construction Manager. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the ATST portfolios, reflected by TFAI's expense limitation and fee waiver arrangements with the ATST portfolios, including the Portfolio, which may result in TFAI waiving advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Janus Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$965.30	0.84%	$4.09
Hypothetical (b)	1,000.00	1,020.63	0.84	4.21
Service Class
Actual	1,000.00	964.00	1.09	5.31
Hypothetical (b)	1,000.00	1,019.39	1.09	5.46

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Janus Growth

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (92.1%)
Amusement & Recreation Services (2.3%)
Harrah's Entertainment, Inc.	478,775	$34,079
Business Services (5.3%)
Akamai Technologies, Inc. ‡	249,495	9,029
eBay, Inc. ‡	1,000,550	29,306
Lamar Advertising Co. ‡	768,270	41,379
Chemicals & Allied Products (4.2%)
Procter & Gamble Co.	536,170	29,811
Reckitt Benckiser PLC	912,531	34,093
Commercial Banks (0.2%)
Commerce Bancorp, Inc. †	99,005	3,532
Communications Equipment (3.5%)
QUALCOMM, Inc.	941,650	37,732
Research In Motion, Ltd. ‡	212,635	14,836
Computer & Data Processing Services (15.8%)
Amdocs, Ltd. ‡	927,325	33,940
Ceridian Corp. ‡	969,780	23,701
Google, Inc.–Class A ‡	95,405	40,006
NAVTEQ Corp. ‡†	841,385	37,593
Yahoo!, Inc. ‡	3,084,030	101,773
Computer & Office Equipment (3.1%)
Apple Computer, Inc. ‡	537,360	30,694
EMC Corp. ‡	1,484,005	16,280
Electronic & Other Electric Equipment (3.2%)
General Electric Co. †	1,451,225	47,832
Electronic Components & Accessories (2.0%)
Advanced Micro Devices, Inc. ‡	1,210,300	29,556
Food Stores (1.4%)
Safeway, Inc. †	837,195	21,767
Health Services (2.8%)
Coventry Health Care, Inc. ‡	766,500	42,112
Hotels & Other Lodging Places (2.2%)
Starwood Hotels & Resorts Worldwide, Inc.	553,945	33,425
Instruments & Related Products (1.0%)
Alcon, Inc. †	158,690	15,639
Insurance (4.3%)
UnitedHealth Group, Inc.	1,434,095	64,219
Medical Instruments & Supplies (6.3%)
Synthes, Inc. †	427,829	51,514
Varian Medical Systems, Inc. ‡	903,025	42,758

	Shares	Value
Oil & Gas Extraction (0.9%)
Apache Corp.	123,430	$8,424
Schlumberger, Ltd.	69,475	4,524
Personal Credit Institutions (1.4%)
SLM Corp.	385,195	20,385
Petroleum Refining (1.6%)
Valero Energy Corp.	358,325	23,836
Pharmaceuticals (21.2%)
Celgene Corp. ‡	2,479,190	117,588
Dade Behring Holdings, Inc.	576,545	24,007
Elan Corp. PLC, ADR ‡†	514,430	8,591
Genentech, Inc. ‡	201,845	16,511
Gilead Sciences, Inc. ‡	538,395	31,851
Roche Holding AG–Genusschein	543,508	89,668
Teva Pharmaceutical Industries, Ltd., ADR	954,125	30,141
Retail Trade (3.1%)
Staples, Inc.	1,928,017	46,889
Security & Commodity Brokers (3.3%)
Chicago Mercantile Exchange †	70,390	34,572
Merrill Lynch & Co., Inc.	206,735	14,380
Trucking & Warehousing (1.1%)
United Parcel Service, Inc.–Class B	200,225	16,485
Wholesale Trade Nondurable Goods (1.9%)
SYSCO Corp.	935,845	28,599
Total Common Stocks (cost: $1,091,400)		1,383,057
	Principal	Value
SECURITY LENDING COLLATERAL (6.7%)
Debt (5.8%)
Bank Notes (0.1%)
Bank of America
5.27%, due 07/14/2006 *	$629	$629
5.31%, due 08/10/2006 *	1,448	1,448
Certificates Of Deposit (0.1%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	1,574	1,574
Commercial Paper (1.2%)
Barton Capital LLC–144A 5.26%, due 07/07/2006 5.27%, due 07/20/2006	625 1,259	625 1,259
Clipper Receivables Corp. 5.12%, due 07/05/2006	1,562	1,562
CRC Funding LLC–144A 5.28%, due 07/21/2006	1,574	1,574

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Janus Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	$1,881	$1,881
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	1,873	1,873
Grampian Funding LLC–144A 5.32%, due 07/21/2006	933	933
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	1,307	1,307
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	1,573	1,573
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 5.31%, due 07/13/2006	3,144 1,573	3,144 1,573
Euro Dollar Overnight (0.4%)
Fortis Bank 5.09%, due 07/05/2006	3,147	3,147
Harris NA 5.08%, due 07/05/2006	1,888	1,888
Svenska Handlesbanken 5.29%, due 07/03/2006	1,269	1,269
Euro Dollar Terms (1.0%)
Abbey National PLC 5.10%, due 07/10/2006	4,720	4,720
Barclays 5.15%, due 08/01/2006	3,147	3,147
Calyon 5.30%, due 08/08/2006	944	944
Dexia Group 5.30%, due 08/09/2006	1,573	1,573
Toronto Dominion Bank 5.30%, due 07/26/2006	1,888	1,888
UBS AG 5.25%, due 07/21/2006	3,147	3,147
Repurchase Agreements (3.0%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $1,431 on 07/03/2006	1,430	1,430
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $18,438 on 07/03/2006	18,430	18,430

	Principal	Value
Repurchase Agreements (continued)
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $2,249 on 07/03/2006	$2,248	$2,248
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $14,275 on 07/03/2006	14,269	14,269
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $6,779 on 07/03/2006	6,776	6,776
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $1,766 on 07/03/2006	1,765	1,765
	Shares	Value
Investment Companies (0.9%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	5,330,714	$5,331
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	1,456,903	1,457
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	6,748,376	6,748
Total Security Lending Collateral (cost: $101,132)		101,132
Total Investment Securities (cost: $1,192,532) #		$1,484,189
FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Swiss Franc	(66,900)	01/11/2007	$(54,948)	$(776)
			$(54,948)	$(776)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Janus Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $97,546.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $46,392, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $1,195,769. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $336,265 and $47,845, respectively. Net unrealized appreciation for tax purposes is $288,420.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $15,742 or 1.0% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Janus Growth

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $1,192,532) (including securities loaned of $97,546)	$1,484,189
Cash	113,032
Receivables:
Investment securities sold	8,767
Shares sold	2
Interest	344
Income from loaned securities	2
Dividends	438
Dividend reclaims receivable	8
1,606,782
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	870
Management and advisory fees	1,171
Service fees	1
Administration fees	24
Payable for collateral for securities on loan	101,132
Unrealized depreciation on forward foreign currency contracts	776
Other	222
104,196
Net Assets	$1,502,586
Net Assets Consist of:
Capital stock ($.01 par value)	$406
Additional paid-in capital	1,852,404
Distributable net investment income (loss)	2,334
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	(643,440)
Net unrealized appreciation (depreciation) on: Investment securities	291,657
Translation of assets and liabilities denominated in foreign currencies	(775)
Net Assets	$1,502,586
Net Assets by Class:
Initial Class	$1,497,995
Service Class	4,591
Shares Outstanding:
Initial Class	40,453
Service Class	125
Net Asset Value and Offering Price Per Share:
Initial Class	$37.03
Service Class	36.74

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $236)	$5,537
Interest	1,871
Income from loaned securities–net	118
7,526
Expenses:
Management and advisory fees	6,095
Printing and shareholder reports	235
Custody fees	114
Administration fees	160
Legal fees	16
Audit fees	8
Trustees fees	26
Service fees:
Service Class	6
Other	18
Total expenses before recapture of waived expenses	6,678
Recaptured expenses	60
Net expenses	6,738
Net Investment Income (Loss)	788
Net Realized Gain (Loss) from:
Investment securities	67,356
Foreign currency transactions	8
67,364
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(121,919)
Translation of assets and liabilities denominated in foreign currencies	(2,948)
(124,867)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	(57,503)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(56,715)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Janus Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$788	$(1,629)
Net realized gain (loss) from investment securities and foreign currency transactions	67,364	140,634
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	(124,867)	12,166
	(56,715)	151,171
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	17,082	140,106
Service Class	1,135	3,426
	18,217	143,532
Cost of shares redeemed:
Initial Class	(163,666)	(306,091)
Service Class	(1,438)	(1,609)
	(165,104)	(307,700)
	(146,887)	(164,168)
Net increase (decrease) in net assets	(203,602)	(12,997)
Net Assets:
Beginning of period	1,706,188	1,719,185
End of period	$1,502,586	$1,706,188
Distributable Net Investment Income (Loss)	$2,334	$1,546

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	450	3,792
Service Class	30	96
	480	3,888
Shares redeemed:
Initial Class	(4,341)	(8,641)
Service Class	(39)	(45)
	(4,380)	(8,686)
Net increase (decrease) in shares outstanding:
Initial Class	(3,891)	(4,849)
Service Class	(9)	51
	(3,900)	(4,798)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Janus Growth

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$38.36	$0.02	$(1.35)	$(1.33)	$–	$–	$–	$37.03
	12/31/2005	34.89	(0.03)	3.50	3.47	–	–	–	38.36
	12/31/2004	30.20	(0.07)	4.76	4.69	–	–	–	34.89
	12/31/2003	22.88	(0.08)	7.40	7.32	–	–	–	30.20
	12/31/2002	32.65	(0.09)	(9.68)	(9.77)	–	–	–	22.88
	12/31/2001	47.34	(0.12)	(13.24)	(13.36)	–	(1.33)	(1.33)	32.65
Service Class	6/30/2006	38.10	(0.03)	(1.33)	(1.36)	–	–	–	36.74
	12/31/2005	34.74	(0.12)	3.48	3.36	–	–	–	38.10
	12/31/2004	30.15	(0.14)	4.73	4.59	–	–	–	34.74
	12/31/2003	24.83	(0.08)	5.40	5.32	–	–	–	30.15

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)		Total (e)		Net Assets (f)	Rate (g)
Initial Class	6/30/2006	(3.47)%	$1,497,995	0.84	% (i)	0.84	% (i)	0.10%	29%
	12/31/2005	9.95	1,701,097	0.85	(h)	0.85	(h)	(0.10)	59
	12/31/2004	15.53	1,716,298	0.85		0.86		(0.22)	43
	12/31/2003	31.99	1,699,707	0.84		0.84		(0.30)	64
	12/31/2002	(29.92)	1,109,540	0.86		0.86		(0.33)	68
	12/31/2001	(28.20)	1,892,586	0.89		0.89		(0.33)	60
Service Class	6/30/2006	(3.60)	4,591	1.09	(i)	1.09	(i)	(0.15)	29
	12/31/2005	9.70	5,091	1.10	(h)	1.10	(h)	(0.35)	59
	12/31/2004	15.22	2,887	1.10		1.11		(0.43)	43
	12/31/2003	21.43	817	1.10		1.10		(0.56)	64

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Janus Growth (the "Fund") share classes commenced operations as follows:

Initial Class – October 2, 1986
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

(h)  Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment adviser, if any. The impact of recaptured expenses was 0.01% and 0.01% for Initial Class and Service Class, respectively (see Note 2).

(i)  Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment adviser, if any. The impact of recaptured expenses was 0.01% and 0.01% for Initial Class and Service Class, respectively (see note 2).

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Janus Growth

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Janus Growth (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $106 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $51, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward foreign currency contracts at June 30, 2006, are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$8,139	0.54%
Asset Allocation – Moderate Growth Portfolio	161,070	10.72%
Asset Allocation – Moderate Portfolio	44,822	2.98%
Total	$214,031	14.24%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.77% of the next $500 million of ANA
0.75% of the next $750 million of ANA
0.70% of the next $1.5 billion of ANA
0.675% over $3 billion of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.85% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2004	$60	12/31/2007

The sub-adviser, Janus Capital Management LLC, has agreed to a pricing discount based on the aggregate assets that they manage in the ATST and Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund for six months ended June 30, 2006 was $5.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $75.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$436,765
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	561,698
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$335,388	December 31, 2009
293,625	December 31, 2010
80,862	December 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser,

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  SUBSEQUENT EVENT

The ATST Board of Trustees approved an Agreement and Plan of Reorganization relating to the proposed reorganization of Janus Growth with and into Transamerica Equity. At a meeting currently scheduled to be held on or about October 18, 2006, shareholders of record as of August 4, 2006 will be asked to approve the proposed reorganization. A proxy statement/prospectus will be sent to shareholders to discuss the transaction in detail and to seek shareholder approval. If approved by shareholders, the reorganization is expected to take place on or about October 27, 2006.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

11

Jennison Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$933.30	0.86%	$4.12
Hypothetical (b)	1,000.00	1,020.53	0.86	4.31
Service Class
Actual	1,000.00	933.00	1.11	5.32
Hypothetical (b)	1,000.00	1,019.29	1.11	5.56

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Jennison Growth

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.6%)
Aerospace (3.2%)
Boeing Co. (The)	23,200	$1,900
United Technologies Corp.	38,800	2,461
Amusement & Recreation Services (2.4%)
Disney (Walt) Co. (The)	109,700	3,291
Apparel & Accessory Stores (1.4%)
Kohl's Corp. ‡	24,600	1,454
Urban Outfitters, Inc. ‡†	25,400	444
Beverages (2.5%)
PepsiCo, Inc.	58,100	3,488
Business Services (0.7%)
eBay, Inc. ‡	34,400	1,008
Chemicals & Allied Products (1.6%)
Procter & Gamble Co.	39,827	2,214
Commercial Banks (2.5%)
UBS AG-Registered	30,900	3,390
Communications Equipment (6.1%)
Corning, Inc. ‡	83,800	2,027
Motorola, Inc.	80,600	1,624
Nokia Corp., ADR	96,800	1,961
QUALCOMM, Inc.	70,600	2,829
Computer & Data Processing Services (12.7%)
Adobe Systems, Inc. ‡	107,500	3,264
Citrix Systems, Inc. ‡	300	12
Electronic Arts, Inc. ‡	46,400	1,997
Google, Inc.–Class A ‡	12,700	5,326
Microsoft Corp.	30,700	715
NAVTEQ Corp. ‡	17,300	773
SAP AG, ADR †	49,500	2,600
Yahoo!, Inc. ‡	85,300	2,815
Computer & Office Equipment (3.8%)
Apple Computer, Inc. ‡	42,200	2,410
Cisco Systems, Inc. ‡	145,900	2,849
Department Stores (2.0%)
Federated Department Stores, Inc.	74,300	2,719
Electronic & Other Electric Equipment (2.2%)
General Electric Co.	93,600	3,085
Electronic Components & Accessories (6.6%)
Broadcom Corp.–Class A ‡	85,800	2,578
Marvell Technology Group, Ltd. ‡†	56,300	2,496
Maxim Integrated Products, Inc.	62,600	2,010
Texas Instruments, Inc.	68,500	2,075

	Shares	Value
Food Stores (2.1%)
Whole Foods Market, Inc.	43,600	$2,818
Furniture & Home Furnishings Stores (0.6%)
Williams-Sonoma, Inc. †	25,500	868
Health Services (1.5%)
Caremark Rx, Inc.	40,700	2,030
Holding & Other Investment Offices (0.9%)
KPR Private Equity Inv, LP	55,700	1,220
Hotels & Other Lodging Places (1.9%)
Marriott International, Inc.–Class A	67,600	2,577
Instruments & Related Products (3.7%)
Agilent Technologies, Inc. ‡	71,900	2,269
Alcon, Inc. †	29,000	2,858
Insurance (2.6%)
American International Group, Inc.	33,100	1,955
WellPoint, Inc. ‡	21,600	1,572
Leather & Leather Products (1.4%)
Coach, Inc. ‡	66,500	1,988
Lumber & Other Building Materials (1.2%)
Home Depot, Inc. (The)	47,900	1,714
Medical Instruments & Supplies (1.1%)
St. Jude Medical, Inc. ‡†	45,700	1,482
Motion Pictures (1.0%)
News Corp., Inc.–Class A	74,600	1,431
Oil & Gas Extraction (4.2%)
Apache Corp.	13,200	901
Occidental Petroleum Corp.	17,800	1,825
Schlumberger, Ltd.	47,800	3,112
Paper & Allied Products (1.5%)
3M Co.	25,500	2,060
Petroleum Refining (1.1%)
Suncor Energy, Inc.	19,400	1,572
Pharmaceuticals (12.7%)
Amgen, Inc. ‡	48,900	3,190
Genentech, Inc. ‡	36,900	3,018
Gilead Sciences, Inc. ‡	48,300	2,857
Novartis AG, ADR	61,400	3,311
Roche Holding AG, ADR	41,100	3,390
Sanofi-Aventis, ADR	36,400	1,773

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Jennison Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Restaurants (1.8%)
Cheesecake Factory (The) ‡†	25,400	$685
Chipotle Mexican Grill, Inc.–Class A ‡	5,300	323
Starbucks Corp. ‡	40,100	1,514
Retail Trade (1.5%)
Target Corp.	41,200	2,013
Rubber & Misc. Plastic Products (1.6%)
NIKE, Inc.–Class B	27,100	2,195
Security & Commodity Brokers (8.1%)
American Express Co.	54,500	2,901
Charles Schwab Corp. (The)	139,900	2,236
Goldman Sachs Group, Inc. (The)	15,400	2,317
Merrill Lynch & Co., Inc.	32,000	2,226
NYSE Group, Inc. ‡†	22,400	1,534
Telecommunications (1.4%)
NII Holdings, Inc.–Class B ‡	33,400	1,883
Total Common Stocks (cost: $127,898)		137,433
	Principal	Value
SECURITY LENDING COLLATERAL (8.4%)
Debt (7.3%)
Bank Notes (0.2%)
Bank of America 5.27%, due 07/14/2006 *	$72	$72
5.31%, due 08/10/2006 *	165	165
Certificates Of Deposit (0.1%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	180	180
Commercial Paper (1.5%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	71	71
5.27%, due 07/20/2006	144	144
Clipper Receivables Corp. 5.12%, due 07/05/2006	178	178
CRC Funding LLC–144A 5.28%, due 07/21/2006	180	180
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	215	215
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	214	214
Grampian Funding LLC–144A 5.32%, due 07/21/2006	106	106
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	149	149
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	180	180

	Principal	Value
Commercial Paper (continued)
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006	$359	$359
5.31%, due 07/13/2006	180	180
Euro Dollar Overnight (0.5%)
Fortis Bank 5.09%, due 07/05/2006	359	359
Harris NA 5.08%, due 07/05/2006	215	215
Svenska Handlesbanken 5.29%, due 07/03/2006	145	145
Euro Dollar Terms (1.3%)
Abbey National PLC 5.10%, due 07/10/2006	539	539
Barclays 5.15%, due 08/01/2006	359	359
Calyon 5.30%, due 08/08/2006	108	108
Dexia Group 5.30%, due 08/09/2006	180	180
Toronto Dominion Bank 5.30%, due 07/26/2006	215	215
UBS AG 5.25%, due 07/21/2006	359	359
Repurchase Agreements (3.7%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $163 on 07/03/2006	163	163
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $2,104 on 07/03/2006	2,104	2,104
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $257 on 07/03/2006	257	257
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $1,629 on 07/03/2006	1,629	1,629
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $774 on 07/03/2006	773	773
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $202 on 07/03/2006	201	201

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Jennison Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Investment Companies (1.1%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	608,441	$608
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	166,289	166
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	770,252	770
Total Security Lending Collateral (cost: $11,543)		11,543
Total Investment Securities (cost: $139,441) #		$148,976

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $11,201.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $5,295, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $139,545. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $14,872 and $5,441, respectively. Net unrealized appreciation for tax purposes is $9,431.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $1,798 or 1.3% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Jennison Growth

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $139,441) (including securities loaned of $11,201)	$148,976
Cash	284
Receivables:
Investment securities sold	255
Shares sold	38
Interest	4
Dividends	113
149,670
Liabilities:
Investment securities purchased	73
Accounts payable and accrued liabilities:
Shares redeemed	1
Management and advisory fees	91
Administration fees	2
Payable for collateral for securities on loan	11,543
Other	14
11,724
Net Assets	$137,946
Net Assets Consist of:
Capital stock ($.01 par value)	$173
Additional paid-in capital	109,650
Distributable net investment income (loss)	155
Accumulated net realized gain (loss) from investment securities	18,433
Net unrealized appreciation (depreciation) on investment securities	9,535
Net Assets	$137,946
Net Assets by Class:
Initial Class	$137,325
Service Class	621
Shares Outstanding:
Initial Class	17,199
Service Class	78
Net Asset Value and Offering Price Per Share:
Initial Class	$7.98
Service Class	7.94

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $48)	$756
Interest	35
Income from loaned securities–net	18
809
Expenses:
Management and advisory fees	606
Printing and shareholder reports	4
Custody fees	15
Administration fees	15
Legal fees	2
Audit fees	8
Trustees fees	2
Service fees:
Service Class	1
Other	1
Total expenses	654
Net Investment Income (Loss)	155
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	6,203
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(16,696)
Net Realized and Unrealized Gain (Loss) on Investment Securities	(10,493)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,338)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Jennison Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$155	$(189)
Net realized gain (loss) from investment securities	6,203	13,156
Change in unrealized appreciation (depreciation) on investment securities	(16,696)	4,561
	(10,338)	17,528
Distributions to Shareholders:
From net investment income:
Initial Class	–	(282)
	–	(282)
From net realized gains:
Initial Class	–	(8,294)
Service Class	–	(27)
	–	(8,321)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	4,767	66,579
Service Class	312	349
	5,079	66,928
Dividends and distributions reinvested:
Initial Class	–	8,576
Service Class	–	27
	–	8,603
Cost of shares redeemed:
Initial Class	(9,776)	(59,679)
Service Class	(118)	(789)
	(9,894)	(60,468)
	(4,815)	15,063
Net increase (decrease) in net assets	(15,153)	23,988
Net Assets:
Beginning of period	153,099	129,111
End of period	$137,946	$153,099
Distributable Net Investment Income (Loss)	$155	$–

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	545	7,809
Service Class	37	43
	582	7,852
Shares issued–reinvested from distributions:
Initial Class	–	1,089
Service Class	–	3
	–	1,092
Shares redeemed:
Initial Class	(1,197)	(7,053)
Service Class	(14)	(101)
	(1,211)	(7,154)
Net increase (decrease) in shares outstanding:
Initial Class	(652)	1,845
Service Class	23	(55)
	(629)	1,790

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Jennison Growth

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$8.55	$0.01	$(0.58)	$(0.57)	$–	$–	$–	$7.98
	12/31/2005	8.01	(0.01)	1.07	1.06	(0.02)	(0.50)	(0.52)	8.55
	12/31/2004	7.34	0.01	0.66	0.67	–	–	–	8.01
	12/31/2003	5.70	–	1.64	1.64	–	–	–	7.34
	12/31/2002	8.23	(0.01)	(2.52)	(2.53)	–	–	–	5.70
	12/31/2001	10.30	(0.02)	(1.87)	(1.89)	(0.18)	–	(0.18)	8.23
Service Class	6/30/2006	8.51	– (h)	(0.57)	(0.57)	–	–	–	7.94
	12/31/2005	7.98	(0.03)	1.06	1.03	–	(0.50)	(0.50)	8.51
	12/31/2004	7.33	0.09	0.56	0.65	–	–	–	7.98
	12/31/2003	6.04	(0.02)	1.31	1.29	–	–	–	7.33

			Ratios/Supplemental Data
			Net Assets,	Ratio of Expenses		Net Investment
	For the Period	Total	End of Period	to Average Net Assets (f)		Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	(6.67)%	$137,325	0.86%	0.86%	0.21%	41%
	12/31/2005	13.79	152,630	0.87	0.87	(0.14)	67
	12/31/2004	9.13	128,235	0.90	0.90	0.19	68
	12/31/2003	28.77	160,265	0.90	0.90	(0.04)	132
	12/31/2002	(30.74)	115,138	0.99	1.04	(0.10)	68
	12/31/2001	(18.54)	34,245	1.01	1.01	(0.13)	78
Service Class	6/30/2006	(6.70)	621	1.11	1.11	(0.05)	41
	12/31/2005	13.52	469	1.12	1.12	(0.41)	67
	12/31/2004	8.87	876	1.17	1.17	1.23	68
	12/31/2003	21.36	121	1.17	1.17	(0.36)	132

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Jennison Growth (the "Fund") share classes commenced operations as follows:

Initial Class — November 18, 1996

Service Class — May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2006 and for the years ended December 31, 2005, 2004, and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

(h)  Rounds to less than $(0.01) per share.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Jennison Growth

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust, Inc. ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Jennison Growth (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $19 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $8, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation–Growth Portfolio	$89,799	65.10%
Asset Allocation–Moderate Growth Portfolio	8,275	6.00%
Total	$98,074	71.10%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.775% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.675% of the next $500 million of ANA
0.65% of ANA over $1.5 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.94% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the period ended June 30, 2006, were $1.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $7.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$62,648
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	61,416
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and net operating losses.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

J.P. Morgan Enhanced Index

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,019.50	0.81%	$4.06
Hypothetical (b)	1,000.00	1,020.78	0.81	4.06
Service Class
Actual	1,000.00	1,018.10	1.06	5.30
Hypothetical (b)	1,000.00	1,019.54	1.06	5.31

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.1%)
U.S. Treasury Note
3.38%, due 02/28/2007 d	$160	$158
Total U.S. Government Obligations (cost: $159)		158
	Shares	Value
COMMON STOCKS (99.3%)
Aerospace (1.9%)
Boeing Co. (The)	1,200	$98
Goodrich Corp.	2,900	117
Lockheed Martin Corp.	1,700	122
Northrop Grumman Corp.	18,800	1,204
United Technologies Corp.	29,400	1,865
Air Transportation (0.5%)
FedEx Corp.	8,400	982
Apparel & Accessory Stores (0.9%)
Abercrombie & Fitch Co.–Class A	8,500	471
Kohl's Corp. ‡	21,300	1,259
Beverages (2.0%)
Coca-Cola Co. (The)	68,500	2,947
Coca-Cola Enterprises, Inc. †	31,900	650
Business Credit Institutions (1.3%)
CIT Group, Inc.	14,800	774
Freddie Mac	27,900	1,591
Business Services (0.7%)
eBay, Inc. ‡	44,200	1,295
Fannie Mae	900	43
Chemicals & Allied Products (3.4%)
Air Products & Chemicals, Inc.	11,600	741
Dow Chemical Co. (The)	21,300	831
Praxair, Inc.	23,000	1,242
Procter & Gamble Co.	55,200	3,069
Rohm & Haas Co.	6,000	301
Commercial Banks (10.0%)
Bank of America Corp.	88,100	4,238
Bank of New York Co., Inc. (The)	4,600	148
BB&T Corp.	11,100	462
Citigroup, Inc.	115,600	5,577
Comerica, Inc.	10,200	530
Marshall & IIsley Corp.	13,100	599
Mellon Financial Corp.	2,700	93
State Street Corp.	17,500	1,017
TCF Financial Corp. †	20,700	547
US Bancorp	66,800	2,063
Wells Fargo & Co.	45,100	3,025
Zions Bancorp	700	55

	Shares	Value
Communication (0.1%)
EchoStar Communications Corp.–Class A ‡	3,200	$99
Communications Equipment (3.0%)
Corning, Inc. ‡	82,100	1,986
Motorola, Inc.	63,000	1,269
QUALCOMM, Inc.	50,100	2,007
Tellabs, Inc. ‡	24,500	326
Computer & Data Processing Services (4.0%)
Google, Inc.–Class A ‡	1,700	713
Juniper Networks, Inc. ‡†	21,800	349
Microsoft Corp.	158,800	3,700
NCR Corp. ‡	7,100	260
Oracle Corp. ‡†	125,200	1,814
Sun Microsystems, Inc. ‡	112,200	466
Computer & Office Equipment (3.9%)
Apple Computer, Inc. ‡	3,900	223
Cisco Systems, Inc. ‡	104,300	2,037
EMC Corp. ‡	36,400	399
Hewlett-Packard Co.	48,500	1,536
International Business Machines Corp.	39,700	3,050
Seagate Technology, Inc.–Escrow Shares ‡m	8,700	—	o
Construction (0.2%)
Centex Corp. †	6,000	302
Department Stores (0.7%)
Foot Locker, Inc.	1,100	27
JC Penney Co., Inc.	18,000	1,215
Drug Stores & Proprietary Stores (0.2%)
CVS Corp.	10,900	335
Electric Services (3.6%)
CMS Energy Corp. ‡	36,800	476
Consolidated Edison, Inc. †	4,200	187
Dominion Resources, Inc.	1,000	75
Duke Energy Corp.	28,600	840
Edison International	29,600	1,154
FPL Group, Inc. †	3,600	149
Northeast Utilities †	25,900	535
Pinnacle West Capital Corp.	3,800	152
PPL Corp.	22,300	720
SCANA Corp.	6,200	239
Sierra Pacific Resources ‡	39,900	559
TXU Corp.	9,100	544
Xcel Energy, Inc.	51,300	984
Electric, Gas & Sanitary Services (0.0%)
Wisconsin Energy Corp.	2,100	85

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Electronic & Other Electric Equipment (3.9%)
General Electric Co.	217,900	$7,182
Electronic Components & Accessories (3.1%)
Altera Corp. ‡	33,600	590
Broadcom Corp.–Class A ‡	22,600	679
Intel Corp.	24,100	457
Intersil Corp.–Class A	5,300	123
Linear Technology Corp. †	15,400	516
Maxim Integrated Products, Inc.	7,600	244
Texas Instruments, Inc.	25,600	775
Tyco International, Ltd.	63,100	1,735
Xilinx, Inc.	24,700	559
Fabricated Metal Products (0.0%)
Fortune Brands, Inc.	500	35
Food & Kindred Products (3.0%)
Altria Group, Inc.	59,200	4,347
Kellogg Co.	3,200	155
Kraft Foods, Inc.–Class A †	31,200	964
Food Stores (0.4%)
Safeway, Inc.	29,800	775
Furniture & Fixtures (0.7%)
Johnson Controls, Inc.	16,300	1,340
Gas Production & Distribution (0.0%)
Dynegy, Inc.–Class A ‡	1,400	8
Health Services (0.0%)
HCA, Inc.	1,500	65
Holding & Other Investment Offices (0.8%)
Apartment Investment & Management Co.–Class A †	6,300	274
Crescent Real Estate EQT Co. REIT	10,300	191
Hospitality Properties Trust REIT	5,800	255
Host Hotels & Resorts, Inc. REIT	37,000	809
Hotels & Other Lodging Places (0.3%)
Hilton Hotels Corp.	3,900	110
Starwood Hotels & Resorts Worldwide, Inc.	6,600	398
Industrial Machinery & Equipment (2.0%)
AGCO Corp. ‡	2,400	63
Baker Hughes, Inc.	4,700	385
Deere & Co.	6,200	518
Eaton Corp.	16,900	1,274
Illinois Tool Works, Inc.	7,600	361
Ingersoll-Rand Co.–Class A	15,200	650
SPX Corp.	6,100	341

	Shares	Value
Instruments & Related Products (0.7%)
Cooper Cos. (The), Inc.	3,800	$168
Danaher Corp.	10,100	650
KLA-Tencor Corp.	2,000	83
Raytheon Co.	10,000	446
Insurance (4.9%)
Aetna, Inc.	31,100	1,242
AFLAC, Inc.	2,600	120
Allstate Corp. (The)	3,000	164
AMBAC Financial Group, Inc.	21,500	1,744
American International Group, Inc.	11,000	650
Assurant, Inc.	11,200	542
Cigna Corp.	700	69
MBIA, Inc. †	13,300	779
UnitedHealth Group, Inc.	19,300	864
W.R. Berkley Corp.	19,300	659
WellPoint, Inc. ‡	30,100	2,190
Insurance Agents, Brokers & Service (1.0%)
Hartford Financial Services Group, Inc. (The)	21,400	1,810
Leather & Leather Products (0.4%)
Coach, Inc. ‡	22,600	676
Life Insurance (1.2%)
Genworth Financial, Inc.–Class A	39,900	1,390
Lincoln National Corp.	5,300	299
Metlife, Inc. †	3,200	164
Protective Life Corp.	6,800	317
Lumber & Other Building Materials (0.9%)
Home Depot, Inc. (The)	21,400	766
Lowe's Cos., Inc.	13,200	801
Medical Instruments & Supplies (1.2%)
Baxter International, Inc.	34,000	1,250
Boston Scientific Corp. ‡	12,000	202
Medtronic, Inc.	9,900	464
St. Jude Medical, Inc. ‡	2,400	78
Zimmer Holdings, Inc. ‡	4,000	227
Mortgage Bankers & Brokers (0.4%)
Countrywide Financial Corp.	21,100	803
Motion Pictures (1.0%)
News Corp., Inc.–Class A	99,000	1,899
Time Warner, Inc.	700	12
Oil & Gas Extraction (3.0%)
BJ Services Co.	9,500	354
EOG Resources, Inc. †	14,600	1,012
Halliburton Co.	9,000	668

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Oil & Gas Extraction (continued)
Kerr-McGee Corp.	5,800	$402
Occidental Petroleum Corp.	10,300	1,056
Schlumberger, Ltd.	15,400	1,003
Weatherford International, Ltd. ‡	10,700	531
XTO Energy, Inc.	10,300	456
Paper & Allied Products (0.6%)
Kimberly-Clark Corp.	11,300	697
Smurfit-Stone Container Corp. ‡	32,200	352
Personal Credit Institutions (0.1%)
Capital One Financial Corp.	2,200	188
Petroleum Refining (6.6%)
Chevron Corp.	38,300	2,377
ConocoPhillips	32,800	2,149
Exxon Mobil Corp.	103,200	6,331
Valero Energy Corp.	17,500	1,164
Pharmaceuticals (8.9%)
Abbott Laboratories	46,500	2,028
Amgen, Inc. ‡	36,100	2,355
Johnson & Johnson	26,800	1,606
Lilly (Eli) & Co.	13,100	724
McKesson Corp.	13,200	624
Medco Health Solutions, Inc. ‡	10,300	590
Medicis Pharmaceutical Corp.–Class A	3,000	72
MedImmune, Inc. ‡	1,800	49
Merck & Co., Inc.	49,100	1,789
OSI Pharmaceuticals, Inc. ‡†	8,400	277
Pfizer, Inc.	78,500	1,842
Schering-Plough Corp.	67,500	1,285
Sepracor, Inc. ‡†	14,800	846
Watson Pharmaceuticals, Inc. ‡	1,700	40
Wyeth	49,000	2,176
Primary Metal Industries (1.2%)
Alcoa, Inc.	31,000	1,003
United States Steel Corp.	16,300	1,143
Printing & Publishing (2.4%)
CBS Corp.–Class B	48,100	1,301
Gannett Co., Inc.	36,800	2,058
New York Times Co.–Class A †	2,900	71
Scripps (E.W.) Co. (The)	22,400	966
Radio & Television Broadcasting (0.9%)
Viacom, Inc.–Class B ‡	44,100	1,581
Radio, Television & Computer Stores (0.1%)
Best Buy Co., Inc.	2,700	148

	Shares	Value
Railroads (2.1%)
CSX Corp.	24,400	$1,719
Norfolk Southern Corp.	41,600	2,214
Regional Mall (0.1%)
Mills Corp. (The) REIT	1,000	27
Simon Property Group, Inc.	2,300	191
Residential Building Construction (0.2%)
Lennar Corp.–Class A	1,700	75
Toll Brothers, Inc. ‡†	12,800	327
Restaurants (0.1%)
McDonald's Corp.	4,400	148
Yum! Brands, Inc.	1,300	65
Retail Trade (2.0%)
Family Dollar Stores, Inc.	3,200	78
Staples, Inc.	42,500	1,034
Target Corp.	33,500	1,637
Wal-Mart Stores, Inc.	19,600	944
Rubber & Misc. Plastic Products (0.4%)
NIKE, Inc.–Class B	9,400	761
Savings Institutions (0.3%)
New York Community Bancorp, Inc.	16,700	276
Washington Mutual, Inc.	5,200	237
Security & Commodity Brokers (3.6%)
American Express Co.	29,400	1,565
Goldman Sachs Group, Inc. (The)	13,000	1,956
Merrill Lynch & Co., Inc.	7,500	522
Morgan Stanley	41,200	2,604
Telecommunications (3.4%)
AT&T, Inc.	80,600	2,248
Sprint Nextel Corp.	35,400	708
Verizon Communications, Inc.	95,700	3,205
Textile Mill Products (0.1%)
Mohawk Industries, Inc. ‡†	3,800	267
Warehouse (0.1%)
Prologis	1,900	99
Water Transportation (0.4%)
Carnival Corp. †	19,100	797
Wholesale Trade Nondurable Goods (0.4%)
SYSCO Corp.	23,500	718
Total Common Stocks (cost: $164,053)		182,210

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.3%)
U.S. Treasury Bill
4.84%, due 09/21/2006	$496	$491
Total Short-Term U.S. Government Obligations (cost: $491)		491
SECURITY LENDING COLLATERAL (5.5%)
Debt (4.8%)
Bank Notes (0.1%)
Bank of America 5.27%, due 07/14/2006 * 5.31%, due 08/10/2006 *	63 145	63 145
Certificates Of Deposit (0.1%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	157	157
Commercial Paper (1.0%)
Barton Capital LLC–144A 5.26%, due 07/07/2006 5.27%, due 07/20/2006	63 126	63 126
Clipper Receivables Corp. 5.12%, due 07/05/2006	156	156
CRC Funding LLC–144A 5.28%, due 07/21/2006	157	157
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	188	188
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	188	188
Grampian Funding LLC–144A 5.32%, due 07/21/2006	93	93
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	131	131
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	157	157
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 5.31%, due 07/13/2006	315 158	315 158
Euro Dollar Overnight (0.3%)
Fortis Bank 5.09%, due 07/05/2006	315	315
Harris NA 5.08%, due 07/05/2006	189	189
Svenska Handlesbanken 5.29%, due 07/03/2006	127	127
Euro Dollar Terms (0.8%)
Abbey National PLC 5.10%, due 07/10/2006	473	473

	Principal	Value
Euro Dollar Terms (continued)
Barclays
5.15%, due 08/01/2006	$315	$315
Calyon 5.30%, due 08/08/2006	94	94
Dexia Group 5.30%, due 08/09/2006	158	158
Toronto Dominion Bank 5.30%, due 07/26/2006	189	189
UBS AG 5.25%, due 07/21/2006	315	315
Repurchase Agreements (2.5%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $143 on 07/03/2006	143	143
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $1,846 on 07/03/2006	1,845	1,845
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $225 on 07/03/2006	225	225
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $1,429 on 07/03/2006	1,429	1,429
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $679 on 07/03/2006	678	678
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $177 on 07/03/2006	177	177
	Shares	Value
Investment Companies (0.7%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	533,701	$534
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	145,862	146
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	675,634	676
Total Security Lending Collateral (cost: $10,125)		10,125
Total Investment Securities (cost: $174,828) #		$192,984

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

FUTURES CONTRACTS:
	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
S&P 500 Index	4	09/14/2006	$1,279	$20
			$1,279	$20

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $9,748.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $4,645, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

o  Value is less than $1.

d  At June 30, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at June 30, 2006 is $158.

m  Securities valued as determined in good faith in accordance with procedure established by the Fund's Board of Trustees.

#  Aggregate cost for Federal income tax purposes is $177,322. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $21,840 and $6,178, respectively. Net unrealized appreciation for tax purposes is $15,662.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $1,576 or 0.9% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

J.P. Morgan Enhanced Index

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $174,828) (including securities loaned of $9,748)	$192,984
Cash	406
Receivables:
Investment securities sold	514
Interest	4
Dividends	325
194,233
Liabilities:
Investment securities purchased	518
Accounts payable and accrued liabilities:
Shares redeemed	33
Management and advisory fees	111
Service fees	1
Administration fees	3
Payable for collateral for securities on loan	10,125
Variation margin	3
Other	26
10,820
Net Assets	$183,413
Net Assets Consist of:
Capital stock ($.01 par value)	$125
Additional paid-in capital	166,246
Distributable net investment income (loss)	3,157
Accumulated net realized gain (loss) from investment securities and futures contracts	(4,291)
Net unrealized appreciation (depreciation) on: Investment securities	18,156
Futures contracts	20
Net Assets	$183,413
Net Assets by Class:
Initial Class	$177,340
Service Class	6,073
Shares Outstanding:
Initial Class	12,131
Service Class	416
Net Asset Value and Offering Price Per Share:
Initial Class	$14.62
Service Class	14.62

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$1,914
Interest	20
Income from loaned securities–net	6
1,940
Expenses:
Management and advisory fees	727
Printing and shareholder reports	13
Custody fees	21
Administration fees	20
Legal fees	2
Audit fees	8
Trustees fees	3
Service fees:
Service Class	8
Other	2
Total expenses	804
Net Investment Income (Loss)	1,136
Net Realized Gain (Loss) from:
Investment securities	10,449
Futures contracts	(85)
10,364
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(7,250)
Futures contracts	43
(7,207)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Futures Contracts	3,157
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,293

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

J.P. Morgan Enhanced Index

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,136	$2,031
Net realized gain (loss) from investment securities and futures contracts	10,364	12,946
Change in unrealized appreciation (depreciation) on investment securities and futures contracts	(7,207)	(8,675)
	4,293	6,302
Distributions to Shareholders:
From net investment income:
Initial Class	–	(2,630)
Service Class	–	(77)
	–	(2,707)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	3,138	30,891
Service Class	451	3,708
	3,589	34,599
Dividends and distributions reinvested:
Initial Class	–	2,630
Service Class	–	77
	–	2,707
Cost of shares redeemed:
Initial Class	(30,792)	(67,181)
Service Class	(1,996)	(2,795)
	(32,788)	(69,976)
	(29,199)	(32,670)
Net increase (decrease) in net assets	(24,906)	(29,075)
Net Assets:
Beginning of period	208,319	237,394
End of period	$183,413	$208,319
Distributable Net Investment Income (Loss)	$3,157	$2,021

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	213	2,216
Service Class	31	265
	244	2,481
Shares issued–reinvested from distributions:
Initial Class	–	189
Service Class	–	6
	–	195
Shares redeemed:
Initial Class	(2,090)	(4,849)
Service Class	(135)	(201)
	(2,225)	(5,050)
Net increase (decrease) in shares outstanding:
Initial Class	(1,877)	(2,444)
Service Class	(104)	70
	(1,981)	(2,374)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

J.P. Morgan Enhanced Index

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$14.34	$0.09	$0.19	$0.28	$–	$–	$–	$14.62
	12/31/2005	14.04	0.13	0.35	0.48	(0.18)	–	(0.18)	14.34
	12/31/2004	12.75	0.15	1.24	1.39	(0.10)	–	(0.10)	14.04
	12/31/2003	9.94	0.10	2.77	2.87	(0.06)	–	(0.06)	12.75
	12/31/2002	13.24	0.08	(3.33)	(3.25)	(0.05)	–	(0.05)	9.94
	12/31/2001	15.13	0.06	(1.86)	(1.80)	(0.09)	–	(0.09)	13.24
Service Class	6/30/2006	14.36	0.07	0.19	0.26	–	–	–	14.62
	12/31/2005	14.08	0.10	0.35	0.45	(0.17)	–	(0.17)	14.36
	12/31/2004	12.79	0.17	1.19	1.36	(0.07)	–	(0.07)	14.08
	12/31/2003	10.43	0.06	2.31	2.37	(0.01)	–	(0.01)	12.79

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2006	1.95%	$177,340	0.81%	1.17%	24%
	12/31/2005	3.46	200,857	0.83	0.95	42
	12/31/2004	11.02	231,055	0.80	1.18	48
	12/31/2003	28.94	233,744	0.82	0.91	52
	12/31/2002	(24.59)	159,257	0.85	0.72	56
	12/31/2001	(11.98)	150,777	0.87	0.43	56
Service Class	6/30/2006	1.81	6,073	1.06	0.91	24
	12/31/2005	3.20	7,462	1.08	0.71	42
	12/31/2004	10.71	6,339	1.06	1.33	48
	12/31/2003	22.71	922	1.06	0.74	52

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  J.P. Morgan Enhanced Index (the "Fund") share classes commenced operations as follows:

Initial Class–May 2, 1997
Service Class–May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

J.P. Morgan Enhanced Index

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. J.P. Morgan Enhanced Index (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $2, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

J.P. Morgan Enhanced Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amount of open futures contracts at June 30, 2006, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payments due or excess deposits made in order to maintain the equity account at the required margin level.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.74% of the first $750 million of ANA
0.69% of the next $250 million of ANA
0.65% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.84% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

11

J.P. Morgan Enhanced Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $9.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$47,304
U.S. Government	99
Proceeds from maturities and sales of securities:
Long-Term	76,036
U.S. Government	200

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, REITs and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$8,337	December 31, 2010
3,432	December 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

12

J.P. Morgan Mid Cap Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,066.10	0.88%	$4.51
Hypothetical (b)	1,000.00	1,020.43	0.88	4.41
Service Class
Actual	1,000.00	1,064.40	1.13	5.78
Hypothetical (b)	1,000.00	1,019.19	1.13	5.66

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.7%)
Apparel & Accessory Stores (1.3%)
Limited Brands, Inc.	167,100	$4,276
Apparel Products (3.4%)
Columbia Sportswear Co. ‡†	50,600	2,290
V.F. Corp.	132,000	8,965
Automotive (1.8%)
Genuine Parts Co.	108,900	4,537
Harsco Corp.	18,300	1,427
Automotive Dealers (2.2%)
AutoNation, Inc. ‡	98,919	2,121
AutoZone, Inc. ‡	58,400	5,151
Beverages (1.6%)
Brown-Forman Corp.–Class B	19,800	1,419
Constellation Brands, Inc.–Class A ‡†	160,400	4,010
Business Services (1.7%)
Clear Channel Communications, Inc.	125,700	3,890
Clear Channel Outdoor Holdings, Inc.–Class A ‡	84,600	1,773
Chemicals & Allied Products (4.5%)
Albemarle Corp. †	82,350	3,943
Clorox Co.	62,400	3,805
Lauder (Estee) Cos., Inc. (The)–Class A	78,000	3,016
PPG Industries, Inc.	65,000	4,290
Commercial Banks (8.0%)
Cullen/Frost Bankers, Inc.	55,400	3,174
M&T Bank Corp.	56,800	6,698
North Fork Bancorp, Inc.	190,550	5,749
Northern Trust Corp.	41,100	2,273
TCF Financial Corp. †	101,000	2,671
Wilmington Trust Corp.	78,500	3,311
Zions Bancorp	33,200	2,588
Communication (0.6%)
Cablevision Systems Corp.–Class A	86,500	1,855
Computer & Data Processing Services (2.7%)
Affiliated Computer Services, Inc.–Class A ‡	52,300	2,699
CA, Inc. †	110,900	2,279
Interactive Data Corp. ‡	63,500	1,276
NCR Corp. ‡	71,500	2,620
Computer & Office Equipment (0.3%)
Jabil Circuit, Inc.	37,600	963
Department Stores (2.0%)
Federated Department Stores, Inc.	93,422	3,419
TJX Cos., Inc. †	147,700	3,376

	Shares	Value
Electric Services (5.6%)
American Electric Power Co., Inc.	83,100	$2,846
DPL, Inc.	59,500	1,595
Energy East Corp.	100,500	2,405
FirstEnergy Corp.	43,700	2,369
PPL Corp.	100,400	3,243
SCANA Corp.	78,100	3,013
Westar Energy, Inc.	139,400	3,067
Electric, Gas & Sanitary Services (1.8%)
PG&E Corp.	73,900	2,903
Republic Services, Inc.	74,900	3,021
Electrical Goods (1.2%)
Carlisle Cos., Inc. †	49,100	3,894
Electronic & Other Electric Equipment (2.2%)
Ametek, Inc.	78,500	3,719
Cooper Industries, Ltd.–Class A	40,400	3,754
Electronic Components & Accessories (0.6%)
Amphenol Corp.–Class A	38,000	2,126
Fabricated Metal Products (2.2%)
Crane Co.	76,900	3,199
Fortune Brands, Inc.	57,400	4,076
Food & Kindred Products (0.7%)
Del Monte Foods Co.	194,900	2,189
Gas Production & Distribution (7.2%)
AGL Resources, Inc.	80,700	3,076
Energen Corp.	86,800	3,334
Kinder Morgan, Inc.	70,300	7,022
Questar Corp.	51,000	4,105
UGI Corp.	113,800	2,802
Williams Cos., Inc. (The)	156,700	3,661
Health Services (5.2%)
Community Health Systems, Inc. ‡	78,000	2,867
Coventry Health Care, Inc. ‡	135,450	7,442
Omnicare, Inc. †	61,200	2,902
Quest Diagnostics, Inc.	65,100	3,901
Holding & Other Investment Offices (2.8%)
Istar Financial Inc. REIT †	59,400	2,242
Rayonier, Inc.	77,143	2,924
Vornado Realty Trust REIT †	41,600	4,058
Hotels & Other Lodging Places (1.2%)
Hilton Hotels Corp.	145,100	4,103
Industrial Machinery & Equipment (1.0%)
American Standard Cos., Inc.	75,000	3,245

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Insurance (9.2%)
Assurant, Inc. †	159,400	$7,715
Cincinnati Financial Corp.	85,125	4,002
IPC Holdings, Ltd.	79,000	1,948
MGIC Investment Corp. †	56,000	3,640
Old Republic International Corp.	236,225	5,048
Principal Financial Group	59,500	3,311
SAFECO Corp.	85,500	4,818
Metal Cans & Shipping Containers (1.2%)
Ball Corp.	109,700	4,063
Mining (1.6%)
Vulcan Materials Co.	67,200	5,242
Oil & Gas Extraction (1.7%)
Devon Energy Corp.	95,400	5,763
Paper & Allied Products (0.3%)
MeadWestvaco Corp.	40,259	1,124
Petroleum Refining (1.4%)
Ashland, Inc.	48,700	3,248
Marathon Oil Corp.	16,360	1,363
Pharmaceuticals (2.2%)
Henry Schein, Inc. ‡†	58,559	2,736
Sigma-Aldrich Corp.	63,500	4,613
Printing & Publishing (1.9%)
Gannett Co., Inc.	29,100	1,628
McClatchy Co.–Class A †	35,700	1,432
Washington Post–Class B	4,320	3,370
Railroads (0.9%)
Norfolk Southern Corp.	54,300	2,890
Real Estate (2.0%)
Brookfield Properties Co. †	130,450	4,197
Forest City Enterprises, Inc.–Class A	49,800	2,486
Residential Building Construction (1.4%)
Walter Industries, Inc. †	78,200	4,508
Restaurants (1.7%)
Applebees International, Inc.	134,600	2,587
OSI Restaurant Partners, Inc.	92,700	3,207
Retail Trade (2.0%)
Family Dollar Stores, Inc.	97,500	2,382
Tiffany & Co.	125,400	4,141
Savings Institutions (2.4%)
Golden West Financial Corp.	72,400	5,372
Webster Financial Corp.	53,900	2,557

	Shares	Value
Security & Commodity Brokers (1.5%)
E*TRADE Financial Corp. ‡	115,800	$2,643
T. Rowe Price Group, Inc.	60,400	2,284
Telecommunications (4.3%)
ALLTEL Corp.	102,000	6,511
CenturyTel, Inc.	127,200	4,725
Telephone & Data Systems, Inc. †	76,800	2,988
Wholesale Trade Nondurable Goods (1.2%)
Dean Foods Co. ‡	105,100	3,909
Total Common Stocks (cost: $300,297)		327,418
	Principal	Value
SECURITY LENDING COLLATERAL (13.4%)
Debt (11.6%)
Bank Notes (0.3%)
Bank of America
5.27%, due 07/14/2006 *	$277	$277
5.31%, due 08/10/2006 *	637	637
Certificates Of Deposit (0.2%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	693	693
Commercial Paper (2.3%)
Barton Capital LLC–144A 5.26%, due 07/07/2006 5.27%, due 07/20/2006	275 554	275 554
Clipper Receivables Corp. 5.12%, due 07/05/2006	687	687
CRC Funding LLC–144A 5.28%, due 07/21/2006	693	693
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	828	828
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	825	825
Grampian Funding LLC–144A 5.32%, due 07/21/2006	411	411
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	575	575
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	693	693
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 5.31%, due 07/13/2006	1,384 693	1,384 693
Euro Dollar Overnight (0.8%)
Fortis Bank 5.09%, due 07/05/2006	1,385	1,385

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Harris NA 5.08%, due 07/05/2006	$831	$831
Svenska Handlesbanken 5.29%, due 07/03/2006	558	558
Euro Dollar Terms (2.0%)
Abbey National PLC 5.10%, due 07/10/2006	2,078	2,078
Barclays 5.15%, due 08/01/2006	1,385	1,385
Calyon 5.30%, due 08/08/2006	416	416
Dexia Group 5.30%, due 08/09/2006	693	693
Toronto Dominion Bank 5.30%, due 07/26/2006	831	831
UBS AG 5.25%, due 07/21/2006	1,385	1,385
Repurchase Agreements (6.0%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $630 on 07/03/2006	630	630
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $8,116 on 07/03/2006	8,112	8,112

	Principal	Value
Repurchase Agreements (continued)
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $990 on 07/03/2006	$989	$989
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $6,284 on 07/03/2006	6,281	6,281
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $2,984 on 07/03/2006	2,983	2,983
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $777 on 07/03/2006	777	777
	Shares	Value
Investment Companies (1.8%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	2,346,472	$2,346
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	641,299	641
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	2,970,498	2,970
Total Security Lending Collateral (cost: $44,516)		44,516
Total Investment Securities (cost: $344,813) #		$371,934

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $42,342.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $20,421, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $345,717. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $34,716 and $8,499, respectively. Net unrealized appreciation for tax purposes is $26,217.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $6,931 or 2.1% of the net assets of the Fund.

REIT  Real Estate Investment Trust

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

J.P. Morgan Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $344,813) (including securities loaned of $42,342)	$371,934
Cash	4,266
Receivables:
Shares sold	2
Interest	21
Income from loaned securities	5
Dividends	500
376,728
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	83
Management and advisory fees	284
Administration fees	5
Payable for collateral for securities on loan	44,516
Other	24
44,912
Net Assets	$331,816
Net Assets Consist of:
Capital stock ($.01 par value)	$196
Additional paid-in capital	254,244
Distributable net investment income (loss)	5,376
Accumulated net realized gain (loss) from investment securities	44,879
Net unrealized appreciation (depreciation) on investment securities	27,121
Net Assets	$331,816
Net Assets by Class:
Initial Class	$331,332
Service Class	484
Shares Outstanding:
Initial Class	19,563
Service Class	29
Net Asset Value and Offering Price Per Share:
Initial Class	$16.94
Service Class	16.85

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $4)	$3,842
Interest	100
Income from loaned securities–net	50
3,992
Expenses:
Management and advisory fees	1,383
Printing and shareholder reports	27
Custody fees	25
Administration fees	34
Legal fees	4
Audit fees	8
Trustees fees	6
Service fees:
Service Class	1
Other	3
Total expenses	1,491
Net Investment Income (Loss)	2,501
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	12,967
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	6,173
Net Realized and Unrealized Gain (Loss) on Investment Securities	19,140
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,641

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

J.P. Morgan Mid Cap Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,501	$2,875
Net realized gain (loss) from investment securities	12,967	32,081
Change in unrealized appreciation (depreciation) on investment securities	6,173	(3,532)
	21,641	31,424
Distributions to Shareholders:
From net investment income:
Initial Class	–	(804)
	–	(804)
From net realized gains:
Initial Class	–	(5,735)
Service Class	–	(10)
	–	(5,745)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	1,778	130,230
Service Class	7	455
	1,785	130,685
Dividends and distributions reinvested:
Initial Class	–	6,539
Service Class	–	10
	–	6,549
Cost of shares redeemed:
Initial Class	(30,428)	(119,133)
Service Class	(173)	(364)
	(30,601)	(119,497)
	(28,816)	17,737
Net increase (decrease) in net assets	(7,175)	42,612
Net Assets:
Beginning of period	338,991	296,379
End of period	$331,816	$338,991
Distributable Net Investment Income (Loss)	$5,376	$2,875

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	107	8,511
Service Class	1	30
	108	8,541
Shares issued–reinvested from distributions:
Initial Class	–	422
Service Class	–	1
	–	423
Shares redeemed:
Initial Class	(1,836)	(7,619)
Service Class	(11)	(24)
	(1,847)	(7,643)
Net increase (decrease) in shares outstanding:
Initial Class	(1,729)	1,314
Service Class	(10)	7
	(1,739)	1,321

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

J.P. Morgan Mid Cap Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$15.89	$0.12	$0.93	$1.05	$–	$–	$–	$16.94
	12/31/2005	14.81	0.13	1.22	1.35	(0.03)	(0.24)	(0.27)	15.89
	12/31/2004	12.93	0.08	1.81	1.89	(0.01)	–	(0.01)	14.81
	12/31/2003	9.85	0.01	3.08	3.09	(0.01)	–	(0.01)	12.93
	12/31/2002	11.29	0.01	(1.45)	(1.44)	–	–	–	9.85
	12/31/2001	11.90	0.01	(0.49)	(0.48)	(0.12)	(0.01)	(0.13)	11.29
Service Class	6/30/2006	15.83	0.10	0.92	1.02	–	–	–	16.85
	12/31/2005	14.77	0.09	1.22	1.31	(0.01)	(0.24)	(0.25)	15.83
	12/31/2004	12.92	0.04	1.82	1.86	(0.01)	–	(0.01)	14.77
	12/31/2003	10.21	(0.01)	2.72	2.71	–	–	–	12.92

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)		Total (e)		Net Assets (f)	Rate (g)
Initial Class	6/30/2006	6.61%	$331,332	0.88%		0.88%		1.47%	19%
	12/31/2005	9.15	338,377	0.89	(h)	0.89	(h)	0.82	68
	12/31/2004	14.58	295,909	1.00	(i)	1.00	(i)	0.58	109
	12/31/2003	31.42	74,375	1.00		1.02		0.10	73
	12/31/2002	(12.72)	50,204	1.00		1.14		0.13	85
	12/31/2001	(3.94)	30,215	1.00		1.34		0.09	78
Service Class	6/30/2006	6.44	484	1.13		1.13		1.18	19
	12/31/2005	8.86	614	1.14	(h)	1.14	(h)	0.59	68
	12/31/2004	14.36	470	1.25	(i)	1.25	(i)	0.27	109
	12/31/2003	26.54	310	1.25		1.28		(0.14)	73

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  J.P. Morgan Mid Cap Value (the "Fund") share classes commenced operations as follows:

Initial Class – May 3, 1999

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

(h)  Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.02% and 0.02% for Initial Class and Service Class, respectively (see Note 2).

(i)  Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.07% and 0.07% for Initial Class and Service Class, respectively (see Note 2).

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

J.P. Morgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. J.P. Morgan Mid Cap Value (the "Fund") is a part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $21, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

J.P. Morgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$18,206	5.49%
Asset Allocation–Growth Portfolio	42,954	12.95%
Asset Allocation–Moderate Growth Portfolio	163,759	49.35%
Asset Allocation–Moderate Portfolio	31,545	9.51%
Total	$256,464	77.30%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.85% of the first $100 million of ANA
0.80% of ANA over $100 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $16.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

J.P. Morgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$62,847
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	84,406
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Marsico Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$984.50	0.86%	$4.23
Hypothetical (b)	1,000.00	1,020.53	0.86	4.31
Service Class
Actual	1,000.00	983.50	1.11	5.46
Hypothetical (b)	1,000.00	1,019.29	1.11	5.56

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Marsico Growth

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (94.6%)
Aerospace (5.3%)
General Dynamics Corp.	76,204	$4,987
Lockheed Martin Corp.	34,015	2,440
United Technologies Corp.	46,091	2,923
Air Transportation (4.8%)
FedEx Corp.	81,810	9,560
Amusement & Recreation Services (0.4%)
Station Casinos, Inc.	12,524	853
Automotive (0.7%)
Toyota Motor Corp., ADR	12,756	1,334
Chemicals & Allied Products (4.7%)
Air Products & Chemicals, Inc. †	4,297	275
Monsanto Co.	8,340	702
Procter & Gamble Co.	148,876	8,278
Commercial Banks (4.6%)
UBS AG-Registered	67,692	7,426
Wells Fargo & Co.	24,715	1,658
Communication (2.7%)
Comcast Corp.–Class A †‡	161,837	5,299
Communications Equipment (4.0%)
Motorola, Inc.	168,694	3,399
QUALCOMM, Inc.	110,308	4,420
Computer & Office Equipment (0.9%)
Cisco Systems, Inc. ‡	88,100	1,721
Construction (1.1%)
KB Home	48,903	2,242
Electronic Components & Accessories (1.0%)
Texas Instruments, Inc.	63,463	1,922
Food & Kindred Products (1.7%)
Archer-Daniels-Midland Co.	82,064	3,388
Health Services (0.6%)
Quest Diagnostics, Inc. †	18,964	1,136
Hotels & Other Lodging Places (6.0%)
Las Vegas Sands Corp. †‡	59,509	4,633
MGM Mirage, Inc. ‡	133,331	5,440
Wynn Resorts, Ltd. †‡	24,319	1,783
Industrial Machinery & Equipment (4.3%)
Caterpillar, Inc.	79,237	5,902
Deere & Co.	30,462	2,543
Insurance (6.8%)
Progressive Corp. (The)	76,600	1,969
UnitedHealth Group, Inc.	256,436	11,483

	Shares	Value
Life Insurance (0.1%)
Genworth Financial, Inc.–Class A	4,479	$156
Lumber & Other Building Materials (4.2%)
Home Depot, Inc. (The)	59,403	2,126
Lowe's Cos., Inc.	102,118	6,195
Metal Mining (1.0%)
Cia Vale do Rio Doce, ADR	82,088	1,973
Mining (1.5%)
Peabody Energy Corp.	52,562	2,930
Oil & Gas Extraction (4.7%)
Halliburton Co.	65,872	4,888
Schlumberger, Ltd.	68,132	4,436
Personal Credit Institutions (2.0%)
SLM Corp.	74,645	3,950
Pharmaceuticals (7.9%)
Amylin Pharmaceuticals, Inc. †‡	68,955	3,404
Genentech, Inc. ‡	118,916	9,727
Genzyme Corp. ‡	39,820	2,431
Railroads (6.2%)
Burlington Northern Santa Fe Corp.	91,124	7,222
Union Pacific Corp.	52,982	4,925
Real Estate (0.9%)
CB Richard Ellis Group, Inc.–Class A ‡	28,296	705
St. Joe Co. (The) †	23,209	1,080
Residential Building Construction (1.6%)
Lennar Corp.–Class A †	48,697	2,161
Toll Brothers, Inc. ‡	36,629	937
Restaurants (3.7%)
Starbucks Corp. ‡	82,376	3,111
Yum! Brands, Inc.	83,235	4,184
Retail Trade (1.6%)
Target Corp.	66,331	3,242
Security & Commodity Brokers (8.2%)
Chicago Mercantile Exchange	8,068	3,963
Goldman Sachs Group, Inc. (The)	40,675	6,119
Lehman Brothers Holdings, Inc.	94,779	6,175
Telecommunications (1.4%)
America Movil SA de CV–Class L, ADR	83,526	2,778
Total Common Stocks (cost: $155,045)		186,534

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Marsico Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SHORT-TERM OBLIGATIONS (1.5%)
Repurchase Agreements (1.5%)
Investors Bank & Trust Co. 3.75%, dated 6/30/2006 to be repurchased at $2,873 on 07/03/2006 nl	$2,872	$2,872
Total Short-Term Obligations (cost: $2,872)		2,872
SECURITY LENDING COLLATERAL (9.7%)
Debt (8.4%)
Bank Notes (0.2%)
Bank of America 5.27%, due 07/14/2006 * 5.31%, due 08/10/2006 *	119 275	119 275
Certificates of Deposit (0.1%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	299	299
Commercial Paper (1.7%)
Barton Capital LLC–144A 5.26%, due 07/07/2006 5.27%, due 07/20/2006	119 239	119 239
Clipper Receivables Corp. 5.12%, due 07/05/2006	297	297
CRC Funding LLC–144A 5.28%, due 07/21/2006	299	299
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	357	357
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	356	356
Grampian Funding LLC–144A 5.32%, due 07/21/2006	177	177
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	248	248
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	299	299
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 5.31%, due 07/13/2006	597 299	597 299
Euro Dollar Overnight (0.6%)
Fortis Bank 5.09%, due 07/05/2006	598	598
Harris NA 5.08%, due 07/05/2006	359	359
Svenska Handlesbanken 5.29%, due 07/03/2006	241	241

	Principal	Value
Euro Dollar Terms (1.5%)
Abbey National PLC 5.10%, due 07/10/2006	$897	$897
Barclays 5.15%, due 08/01/2006	598	598
Calyon 5.30%, due 08/08/2006	179	179
Dexia Group 5.30%, due 08/09/2006	299	299
Toronto Dominion Bank 5.30%, due 07/26/2006	359	359
UBS AG 5.25%, due 07/21/2006	598	598
Repurchase Agreements (4.3%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $272 on 07/03/2006	272	272
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $3,502 on 07/03/2006	3,501	3,501
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $427 on 07/03/2006	427	427
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $2,712 on 07/03/2006	2,710	2,710
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $1,288 on 07/03/2006	1,287	1,287
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $335 on 07/03/2006	335	335
	Shares	Value
Investment Companies (1.3%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	1,012,600	$1,012
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	276,747	277
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	1,281,893	1,282
Total Security Lending Collateral (cost: $19,211)		19,211
Total Investment Securities (cost: $177,128) #		$208,617

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Marsico Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $18,679.

‡  Non-income producing.

n  At June 30, 2006, repurchase agreements excluding collateral for securities on loan are collateralized by a U.S. Government Agency Obligation with an interest rate and maturity date of 7.13% and 01/25/2027, respectively, and with a market value plus accrued interest of $3,015.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $8,812, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

l  Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $177,171. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $35,378 and $3,932, respectively. Net unrealized appreciation for tax purposes is $31,446.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $2,990 or 1.5% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Marsico Growth

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $177,128) (including securities loaned of $18,679)	$208,617
Cash	50
Receivables:
Investment securities sold	9,033
Shares sold	134
Interest	3
Dividends	92
Dividend reclaims receivable	37
217,966
Liabilities:
Investment securities purchased	1,235
Accounts payable and accrued liabilities:
Shares redeemed	209
Management and advisory fees	127
Service fees	2
Administration fees	3
Payable for collateral for securities on loan	19,211
Other	28
20,815
Net Assets	$197,151
Net Assets Consist of:
Capital stock ($.01 par value)	$194
Additional paid-in capital	158,781
Distributable net investment income (loss)	284
Accumulated net realized gain (loss) from investment securities	6,403
Net unrealized appreciation (depreciation) on investment securities	31,489
Net Assets	$197,151
Net Assets by Class:
Initial Class	$184,692
Service Class	12,459
Shares Outstanding:
Initial Class	18,138
Service Class	1,232
Net Asset Value and Offering Price Per Share:
Initial Class	$10.18
Service Class	10.11

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $29)	$885
Interest	36
Income from loaned securities–net	33
954
Expenses:
Management and advisory fees	824
Printing and shareholder reports	13
Custody fees	15
Administration fees	21
Legal fees	2
Audit fees	8
Trustees fees	3
Service fees:
Service Class	16
Other	2
Total expenses	904
Net Investment Income (Loss)	50
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	13,108
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(16,234)
Net Realized and Unrealized Gain (Loss) on Investment Securities	(3,126)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,076)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Marsico Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$50	$235
Net realized gain (loss) from investment securities	13,108	5,855
Change in unrealized appreciation (depreciation) on investment securities	(16,234)	9,629
	(3,076)	15,719
Distributions to Shareholders:
From net investment income:
Initial Class	–	(134)
	–	(134)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	12,540	65,780
Service Class	2,052	7,040
	14,592	72,820
Dividends and distributions reinvested:
Initial Class	–	134
	–	134
Cost of shares redeemed:
Initial Class	(19,771)	(28,989)
Service Class	(1,586)	(1,526)
	(21,357)	(30,515)
	(6,765)	42,439
Net increase (decrease) in net assets	(9,841)	58,024
Net Assets:
Beginning of period	206,992	148,968
End of period	$197,151	$206,992
Distributable Net Investment Income (Loss)	$284	$234

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	1,192	6,782
Service Class	199	735
	1,391	7,517
Shares issued–reinvested from distributions:
Initial Class	–	14
	–	14
Shares redeemed:
Initial Class	(1,890)	(2,975)
Service Class	(155)	(160)
	(2,045)	(3,135)
Net increase (decrease) in shares outstanding:
Initial Class	(698)	3,821
Service Class	44	575
	(654)	4,396

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Marsico Growth

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$10.34	$– (h)	$(0.16)	$(0.16)	$–	$–	$–	$10.18
	12/31/2005	9.53	0.01	0.81	0.82	(0.01)	–	(0.01)	10.34
	12/31/2004	8.49	0.01	1.03	1.04	–	–	–	9.53
	12/31/2003	6.72	(0.01)	1.78	1.77	–	–	–	8.49
	12/31/2002	9.09	–	(2.36)	(2.36)	(0.01)	–	(0.01)	6.72
	12/31/2001	10.67	0.02	(1.52)	(1.50)	(0.07)	(0.01)	(0.08)	9.09
Service Class	6/30/2006	10.28	(0.01)	(0.16)	(0.17)	–	–	–	10.11
	12/31/2005	9.50	(0.01)	0.79	0.78	–	–	–	10.28
	12/31/2004	8.48	(0.01)	1.03	1.02	–	–	–	9.50
	12/31/2003	7.06	(0.03)	1.45	1.42	–	–	–	8.48

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	(1.55)%	$184,692	0.86%	0.86%	0.06%	29%
	12/31/2005	8.58	194,775	0.88	0.88	0.15	66
	12/31/2004	12.25	143,150	0.87	0.87	0.15	80
	12/31/2003	26.34	135,376	0.98	0.98	(0.19)	111
	12/31/2002	(25.98)	102,574	1.00	1.06	(0.03)	103
	12/31/2001	(14.09)	45,382	1.00	1.21	0.16	17
Service Class	6/30/2006	(1.65)	12,459	1.11	1.11	(0.18)	29
	12/31/2005	8.21	12,217	1.13	1.13	(0.12)	66
	12/31/2004	12.03	5,818	1.10	1.10	(0.07)	80
	12/31/2003	20.11	759	1.25	1.25	(0.47)	111

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Marsico Growth (the "Fund") share classes commenced operations as follows:

Initial Class–May 3, 1999
    Service Class–May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

(h)  Rounds to less than $0.01.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Marsico Growth

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Marsico Growth (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $15 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $14, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$48	0.02%
Asset Allocation–Moderate Portfolio	81,060	41.12%
Total	$81,108	41.14%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.60% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $10.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$59,382
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	76,199
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, return of capital and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$1,379	December 31, 2010
5,283	December 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Mercury Large Cap Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,058.20	0.82%	$4.18
Hypothetical (b)	1,000.00	1,020.73	0.82	4.11
Service Class
Actual	1,000.00	1,056.90	1.07	5.46
Hypothetical (b)	1,000.00	1,019.49	1.07	5.36

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Mercury Large Cap Value

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.7%)
Aerospace (2.1%)
Lockheed Martin Corp.	111,000	$7,963
Northrop Grumman Corp.	202,000	12,940
Amusement & Recreation Services (1.7%)
Disney (Walt) Co. (The)	552,000	16,560
Apparel & Accessory Stores (0.8%)
Nordstrom, Inc.	205,000	7,483
Apparel Products (0.0%)
Jones Apparel Group, Inc.	7,000	223
Business Credit Institutions (0.9%)
CIT Group, Inc.	170,000	8,889
Chemicals & Allied Products (1.3%)
Eastman Chemical Co.	161,000	8,694
Lyondell Chemical Co.	90,000	2,039
Monsanto Co.	26,000	2,189
Tronox, Inc.–Class B	4	—	o
Commercial Banks (7.0%)
Bank of America Corp.	300,000	14,430
Citigroup, Inc.	391,000	18,862
JP Morgan Chase & Co.	755,000	31,710
State Street Corp.	58,000	3,369
Communication (0.2%)
DIRECTV Group (The), Inc. ‡	126,000	2,079
Communications Equipment (1.3%)
Avaya, Inc. ‡	138,000	1,576
Motorola, Inc.	547,000	11,022
Computer & Data Processing Services (5.2%)
BMC Software, Inc. ‡	349,000	8,341
Checkfree Corp. ‡†	143,000	7,087
Computer Sciences Corp. ‡	210,000	10,172
Compuware Corp. ‡	975,000	6,533
McAfee, Inc. ‡	242,000	5,873
NCR Corp. ‡	163,000	5,972
Sabre Holdings Corp. †	237,000	5,214
Sybase, Inc. ‡	70,000	1,358
Computer & Office Equipment (3.2%)
Hewlett-Packard Co.	720,000	22,810
International Business Machines Corp.	110,000	8,450
Department Stores (1.2%)
JC Penney Co., Inc.	167,000	11,274

	Shares	Value
Electronic Components & Accessories (3.3%)
Advanced Micro Devices, Inc. ‡	310,000	$7,570
Intersil Corp.–Class A	108,000	2,511
Micron Technology, Inc. ‡	657,000	9,894
Novellus Systems, Inc. ‡	55,000	1,359
QLogic Corp. ‡	380,000	6,551
Solectron Corp. ‡	1,255,000	4,292
Food & Kindred Products (1.7%)
Archer-Daniels-Midland Co.	340,000	14,035
Campbell Soup Co.	62,000	2,301
Del Monte Foods Co.	36,000	404
Health Services (1.1%)
Caremark Rx, Inc.	208,000	10,373
Industrial Machinery & Equipment (0.4%)
Illinois Tool Works, Inc.	80,000	3,800
SPX Corp.	8,000	448
Instruments & Related Products (3.1%)
Agilent Technologies, Inc. ‡	264,000	8,332
PerkinElmer, Inc.	72,000	1,505
Raytheon Co.	272,000	12,123
Rockwell Automation, Inc.	111,000	7,993
Insurance (8.5%)
Aetna, Inc.	244,000	9,743
AMBAC Financial Group, Inc.	50,000	4,055
Health Net, Inc. ‡	60,000	2,710
MGIC Investment Corp.	163,000	10,595
PMI Group, Inc. (The) †	103,000	4,592
Principal Financial Group	217,000	12,076
SAFECO Corp. †	157,000	8,847
St. Paul Travelers Cos., Inc. (The)	152,000	6,776
UnumProvident Corp.	423,000	7,669
W.R. Berkley Corp.	90,000	3,072
WellPoint, Inc. ‡	175,000	12,735
Insurance Agents, Brokers & Service (2.7%)
AON Corp.	126,000	4,387
Hartford Financial Services Group, Inc. (The)	134,000	11,336
Humana, Inc. ‡	188,000	10,096
Iron & Steel Foundries (0.2%)
Precision Castparts Corp.	30,000	1,793
Life Insurance (4.0%)
Lincoln National Corp.	204,000	11,514
Metlife, Inc. †	217,000	11,113
Nationwide Financial Services–Class A	26,000	1,146
Prudential Financial, Inc.	192,000	14,918

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Mercury Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Medical Instruments & Supplies (0.5%)
Becton Dickinson & Co.	71,000	$4,340
Metal Mining (1.1%)
Phelps Dodge Corp.	134,000	11,009
Mortgage Bankers & Brokers (1.1%)
Countrywide Financial Corp.	282,000	10,739
Oil & Gas Extraction (7.2%)
Anadarko Petroleum Corp.	269,000	12,829
Apache Corp.	162,000	11,057
Devon Energy Corp.	244,000	14,740
Kerr-McGee Corp.	214,000	14,841
Occidental Petroleum Corp.	167,000	17,126
Paper & Allied Products (0.3%)
MeadWestvaco Corp.	114,000	3,184
Petroleum Refining (17.7%)
Chevron Corp.	208,000	12,908
ConocoPhillips	400,000	26,212
Exxon Mobil Corp.	1,116,000	68,467
Hess Corp. †	242,000	12,790
Marathon Oil Corp.	183,000	15,244
Sunoco, Inc.	143,000	9,908
Tesoro Corp. †	137,000	10,187
Valero Energy Corp.	252,000	16,763
Pharmaceuticals (6.7%)
AmerisourceBergen Corp.	234,000	9,809
Biogen Idec, Inc. ‡†	89,000	4,123
Cardinal Health, Inc.	31,000	1,994
Merck & Co., Inc.	522,000	19,016
Pfizer, Inc.	1,288,000	30,229
Primary Metal Industries (3.3%)
Alcoa, Inc.	207,000	6,699
Nucor Corp.	239,000	12,966
United States Steel Corp.	173,000	12,131
Radio & Television Broadcasting (1.0%)
Univision Communications, Inc.–Class A ‡	287,000	9,615
Radio, Television & Computer Stores (1.0%)
Circuit City Stores, Inc.	340,000	9,255
Railroads (1.3%)
Norfolk Southern Corp.	246,000	13,092
Retail Trade (0.2%)
Dollar Tree Stores, Inc. ‡†	85,000	2,253
Rubber & Misc. Plastic Products (0.4%)
Newell Rubbermaid, Inc.	155,000	4,004

	Shares	Value
Security & Commodity Brokers (6.1%)
E*TRADE Financial Corp. ‡	360,000	$8,215
Goldman Sachs Group, Inc. (The)	115,000	17,299
Lehman Brothers Holdings, Inc.	230,000	14,985
Morgan Stanley	303,000	19,153
Telecommunications (1.9%)
Citizens Communications Co.	441,000	5,755
Qwest Communications International ‡†	1,549,000	12,531
Total Common Stocks (cost: $815,160)		971,244
	Principal	Value
SHORT-TERM OBLIGATIONS (0.3%)
Short-Term Invesments (0.3%)
Merrill Lynch Money Market Mutual Fund 5.05%, due 06/15/2007	$3,022	$3,022
Total Short-Term Obligations (cost: $3,022)		3,022
SECURITY LENDING COLLATERAL (4.8%)
Debt (4.2%)
Bank Notes (0.1%)
Bank of America 5.27%, due 07/14/2006 * 5.31%, due 08/10/2006 *	292 673	292 673
Certificates Of Deposit (0.1%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	731	731
Commercial Paper (0.8%)
Barton Capital LLC–144A 5.26%, due 07/07/2006 5.27%, due 07/20/2006	290 585	290 585
Clipper Receivables Corp. 5.12%, due 07/05/2006	726	726
CRC Funding LLC–144A 5.28%, due 07/21/2006	731	731
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	874	874
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	870	870
Grampian Funding LLC–144A 5.32%, due 07/21/2006	433	433
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	607	607
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	731	731
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 5.31%, due 07/13/2006	1,460 731	1,460 731

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Mercury Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (0.3%)
Fortis Bank 5.09%, due 07/05/2006	$1,462	$1,462
Harris NA 5.08%, due 07/05/2006	877	877
Svenska Handlesbanken 5.29%, due 07/03/2006	589	589
Euro Dollar Terms (0.7%)
Abbey National PLC 5.10%, due 07/10/2006	2,193	2,193
Barclays 5.15%, due 08/01/2006	1,462	1,462
Calyon 5.30%, due 08/08/2006	439	439
Dexia Group 5.30%, due 08/09/2006	731	731
Toronto Dominion Bank 5.30%, due 07/26/2006	877	877
UBS AG 5.25%, due 07/21/2006	1,462	1,462
Repurchase Agreements (2.2%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $665 on 07/03/2006	664	664
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $8,565 on 07/03/2006	8,561	8,561

	Principal	Value
Repurchase Agreements (continued)
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $1,045 on 07/03/2006	$1,044	$1,044
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $6,631 on 07/03/2006	6,628	6,628
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $3,149 on 07/03/2006	3,148	3,148
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $820 on 07/03/2006	820	820
	Shares	Value
Investment Companies (0.6%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	2,476,277	$2,476
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	676,775	677
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	3,134,823	3,135
Total Security Lending Collateral (cost: $46,979)		46,979
Total Investment Securities (cost: $865,161) #		$1,021,245

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $44,548.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $21,550, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

o  Value is less than $1.

#  Aggregate cost for Federal income tax purposes is $865,597. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $171,565 and $15,917, respectively. Net unrealized appreciation for tax purposes is $155,648.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $7,312 or 0.8% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Mercury Large Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $865,161) (including securities loaned of $44,548)	$1,021,245
Receivables:
Shares sold	140
Interest	5
Dividends	953
1,022,343
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	116
Management and advisory fees	605
Service fees	4
Administration fees	16
Payable for collateral for securities on loan	46,979
Other	45
47,765
Net Assets	$974,578
Net Assets Consist of:
Capital stock ($.01 par value)	$492
Additional paid-in capital	727,784
Distributable net investment income (loss)	8,222
Accumulated net realized gain (loss) from investment securities	81,996
Net unrealized appreciation (depreciation) on investment securities	156,084
Net Assets	$974,578
Net Assets by Class:
Initial Class	$955,220
Service Class	19,358
Shares Outstanding:
Initial Class	48,207
Service Class	974
Net Asset Value and Offering Price Per Share:
Initial Class	$19.81
Service Class	19.88

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$7,054
Interest	49
Income from loaned securities–net	27
7,130
Expenses:
Management and advisory fees	3,671
Printing and shareholder reports	38
Custody fees	45
Administration fees	95
Legal fees	9
Audit fees	8
Trustees fees	14
Service fees:
Service Class	22
Other	9
Total expenses	3,911
Net Investment Income (Loss)	3,219
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	37,674
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	10,196
Net Realized and Unrealized Gain (Loss) on Investment Securities	47,870
Net Increase (Decrease) in Net Assets Resulting from Operations	$51,089

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust
Semi-Annual Report 2006

5

Mercury Large Cap Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$3,219	$5,003
Net realized gain (loss) from investment securities	37,674	44,685
Change in unrealized appreciation (depreciation) on investment securities	10,196	57,741
	51,089	107,429
Distributions to Shareholders:
From net investment income:
Initial Class	–	(4,945)
Service Class	–	(58)
	–	(5,003)
From net realized gains:
Initial Class	–	(39,831)
Service Class	–	(500)
	–	(40,331)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	87,759	208,155
Service Class	6,178	13,262
	93,937	221,417
Dividends and distributions reinvested:
Initial Class	–	44,776
Service Class	–	558
	–	45,334
Cost of shares redeemed:
Initial Class	(43,563)	(37,979)
Service Class	(2,619)	(2,748)
	(46,182)	(40,727)
	47,755	226,024
Net increase (decrease) in net assets	98,844	288,119
Net Assets:
Beginning of period	875,734	587,615
End of period	$974,578	$875,734
Distributable Net Investment Income (Loss)	$8,222	$5,003

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	4,451	11,511
Service Class	313	727
	4,764	12,238
Shares issued–reinvested from distributions:
Initial Class	–	2,533
Service Class	–	31
	–	2,564
Shares redeemed:
Initial Class	(2,222)	(2,113)
Service Class	(132)	(150)
	(2,354)	(2,263)
Net increase (decrease) in shares outstanding:
Initial Class	2,229	11,931
Service Class	181	608
	2,410	12,539

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Mercury Large Cap Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$18.72	$0.07	$1.02	$1.09	$–	$–	$–	$19.81
	12/31/2005	17.17	0.13	2.54	2.67	(0.12)	(1.00)	(1.12)	18.72
	12/31/2004	14.97	0.18	2.47	2.65	(0.16)	(0.29)	(0.45)	17.17
	12/31/2003	11.63	0.17	3.28	3.45	(0.11)	–	(0.11)	14.97
	12/31/2002	14.09	0.18	(2.17)	(1.99)	(0.12)	(0.35)	(0.47)	11.63
	12/31/2001	14.37	0.15	(0.41)	(0.26)	(0.02)	–	(0.02)	14.09
Service Class	6/30/2006	18.81	0.04	1.03	1.07	–	–	–	19.88
	12/31/2005	17.27	0.09	2.57	2.66	(0.12)	(1.00)	(1.12)	18.81
	12/31/2004	15.06	0.15	2.48	2.63	(0.13)	(0.29)	(0.42)	17.27
	12/31/2003	11.77	0.11	3.19	3.30	(0.01)	–	(0.01)	15.06

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2006	5.82%	$955,220	0.82%	0.68%	27%
	12/31/2005	15.94	860,826	0.84	0.70	69
	12/31/2004	18.34	584,426	0.85	1.19	132
	12/31/2003	29.78	383,372	0.84	1.33	145
	12/31/2002	(14.21)	242,152	0.89	1.40	200
	12/31/2001	(1.81)	165,683	0.94	1.07	31
Service Class	6/30/2006	5.69	19,358	1.07	0.44	27
	12/31/2005	15.73	14,908	1.09	0.49	69
	12/31/2004	18.00	3,189	1.10	0.97	132
	12/31/2003	28.03	918	1.10	1.19	145

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Mercury Large Cap Value (the "Fund") share classes commenced operation as follows:

Initial Class – May 1, 1996
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Mercury Large Cap Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Mercury Large Cap Value (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $11, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Mercury Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation – Growth Portfolio	$215,744	22.14%
Asset Allocation – Moderate Growth Portfolio	288,436	29.60%
Asset Allocation – Moderate Portfolio	127,225	13.05%
Total	$631,405	64.79%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of first $250 million of ANA
0.775% of the next $500 million of ANA
0.75% of ANA over $750 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $48.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$302,142
U.S. Government
Proceeds from maturities and sales of securities:
Long-Term	258,264
U.S. Government	–

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Mercury Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$74	December 31, 2009
88	December 31, 2010

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

MFS High Yield

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,022.90	0.82%	$4.11
Hypothetical (b)	1,000.00	1,020.73	0.82	4.11
Service Class
Actual	1,000.00	1,022.70	1.07	5.37
Hypothetical (b)	1,000.00	1,019.49	1.07	5.36

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Credit Quality (Moody Ratings)
At June 30, 2006

This chart shows the percentage breakdown by bond credit quality (Moody ratings) of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

MFS High Yield

UNDERSTANDING YOUR FUND'S EXPENSES (continued)
(unaudited)

Credit Rating Description

Aaa Prime grade obligations. Exceptional financial security and ability to meet senior financial obligations.

B1 Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B2 More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B3 Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Ba1 Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba2 Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba3 More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Baa1 Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa2 Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa3 Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Ca Extremely speculative, may be in default on their policyholder obligations or have other marked shortcomings.

Caa1 Highly vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

Caa2 Extremely vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

Caa3 Speculative, may be in default on their policyholder obligations or have other marked shortcomings.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

MFS High Yield

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (3.1%)
Argentine Republic 4.89%, due 08/03/2012 *	$1,030	$852
8.28%, due 12/31/2033	445	397
0.00%, due 12/15/2035 *	11,425	1,007
Brazil Credit Linked Note (JP Morgan Chase Bank)–144A 6.00%, due 05/15/2009 (a) §	2,594	1,081
Republic of Brazil 8.00%, due 01/15/2018	388	409
8.88%, due 10/14/2019	187	208
11.00%, due 08/17/2040	1,480	1,835
Republic of Colombia 6.97%, due 11/16/2015 *	410	418
8.13%, due 05/21/2024	325	329
Republic of El Salvador, Reg S 8.25%, due 04/10/2032	950	986
Republic of Indonesia, Reg S 7.25%, due 04/20/2015	405	403
8.50%, due 10/12/2035	450	474
Republic of the Philippines 9.38%, due 01/18/2017	810	899
9.50%, due 02/02/2030	211	242
Republic of Turkey 11.50%, due 01/23/2012	850	971
Republic of Uruguay 9.25%, due 05/17/2017	750	806
Republic of Venezuela, Reg S 7.00%, due 12/01/2018	500	470
Russian Federation 12.75%, due 06/24/2028	190	321
United Mexican States 8.00%, due 09/24/2022	350	390
Total Foreign Government Obligations (cost: $12,644)		12,498
MORTGAGE-BACKED SECURITIES (2.5%)
Arcap REIT, Inc., Series 2004-RR3, Class H–144A 6.10%, due 09/21/2045	1,515	1,323
Asset Securitization Corp., Series 1996-MD6, Class A7 8.01%, due 11/13/2029 *	3,570	3,675
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class F–144A 6.75%, due 11/11/2030	1,115	1,158
Falcon Franchise Loan LLC, Series 2003-1, Class IO–144A 3.91%, due 01/05/2025 *(b) §	3,689	616

	Principal	Value
First Union National Bank Commercial Mortgage, Series 2000-C2, Class H 6.75%, due 10/15/2032	$1,305	$1,311
GMAC Commercial Mortgage Securities, Inc.–144A 7.66%, due 04/15/2034 *	1,278	1,366
Morgan Stanley Capital I, Series 2004-RR, Class FX–144A 1.47%, due 04/28/2039 *	10,481	733
Total Mortgage-Backed Securities (cost: $9,838)		10,182
ASSET-BACKED SECURITIES (1.0%)
Babson CLO, Ltd. 2003-I, Series 2006-1A, Class D–144A 6.85%, due 07/15/2018 *	785	785
Crest, Ltd., Series 2004-1A, Class G2 7.00%, due 01/28/2040	1,422	1,273
CW Capital Cobalt, Ltd., Series 2005-1A, Class F2–144A 6.23%, due 05/25/2045	1,112	1,044
CW Capital Cobalt, Ltd., Series 2006-2A, Class F–144A 6.44%, due 04/26/2050 *§	500	500
CW Capital Cobalt, Ltd., Series 2006-2A, Class G–144A 6.64%, due 04/26/2050 *§	500	500
Total Asset-Backed Securities (cost: $4,236)		4,102
CORPORATE DEBT SECURITIES (86.2%)
Aerospace (1.0%)
Argo-Tech Corp. 9.25%, due 06/01/2011	1,505	1,550
DRS Technologies, Inc. 7.63%, due 02/01/2018	2,495	2,483
Agriculture (0.4%)
Michael Foods, Inc. 8.00%, due 11/15/2013 †	1,630	1,601
Air Transportation (0.8%)
Continental Airlines, Inc. 6.90%, due 01/02/2017	583	546
6.75%, due 03/15/2017	476	450
6.80%, due 08/02/2018	897	846
7.57%, due 03/15/2020	1,591	1,549

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Amusement & Recreation Services (2.2%)
Boyd Gaming Corp. 6.75%, due 04/15/2014	$1,255	$1,191
Caesars Entertainment, Inc. 8.13%, due 05/15/2011	1,225	1,291
Greektown Holdings–144A 10.75%, due 12/01/2013	1,465	1,546
Pinnacle Entertainment, Inc. 8.25%, due 03/15/2012	250	251
Pokagon Gaming Authority, Senior Note–144A 10.38%, due 06/15/2014 §	1,235	1,277
Six Flags, Inc. 9.75%, due 04/15/2013 †	2,345	2,154
Six Flags, Inc., Senior Note 8.88%, due 02/01/2010 †	1,250	1,187
Apparel & Accessory Stores (0.3%)
Payless Shoesource, Inc. 8.25%, due 08/01/2013	1,260	1,303
Apparel Products (0.3%)
Levi Strauss & Co. 12.25%, due 12/15/2012	855	945
9.75%, due 01/15/2015	260	260
Automotive (3.9%)
American Axle & Manufacturing, Inc., Senior Note 5.25%, due 02/11/2014 †	1,250	1,037
General Motors Acceptance Corp. 6.75%, due 12/01/2014 †	8,919	8,284
8.00%, due 11/01/2031	5,362	5,154
General Motors Corp. 8.38%, due 07/15/2033 †	1,019	820
Lear Corp., Series B 5.75%, due 08/01/2014	590	481
Business Credit Institutions (0.6%)
Ford Motor Credit Co. 7.00%, due 10/01/2013	2,484	2,138
Wachovia Bank Commercial Mortgage Trust, Series 2006-1A, Class G–144A 6.52%, due 07/01/2026 §	432	432
Business Services (2.1%)
Amsted Industries, Inc.–144A 10.25%, due 10/15/2011 §	2,015	2,156
Hertz Corp.–144A 8.88%, due 01/01/2014	2,435	2,496

	Principal	Value
Business Services (continued)
Iron Mountain, Inc. 8.63%, due 04/01/2013	$740	$740
7.75%, due 01/15/2015	480	458
KI Holdings, Inc. 0.00%, due 11/15/2014 (c)	2,279	1,629
Samsonite Corp. 8.88%, due 06/01/2011	1,075	1,115
Chemicals & Allied Products (4.3%)
Equistar Chemicals, LP/Equistar Funding Corp. 10.13%, due 09/01/2008	815	858
10.63%, due 05/01/2011	475	510
Huntsman International LLC 10.13%, due 07/01/2009	1,118	1,135
Huntsman International LLC–144A 8.13%, due 01/01/2015	1,675	1,570
JohnsonDiversey Holdings, Inc. 0.00%, due 05/15/2013 (d)	2,036	1,731
JohnsonDiversey, Inc. 9.63%, due 05/15/2012	3,020	3,005
Lyondell Chemical Co. 9.50%, due 12/15/2008	207	213
11.13%, due 07/15/2012	1,985	2,154
Nalco Co. 7.75%, due 11/15/2011	1,335	1,332
8.88%, due 11/15/2013	3,010	3,033
Revlon Consumer Products Corp. 9.50%, due 04/01/2011 †	2,205	1,929
Rockwood Specialties Group, Inc. 10.63%, due 05/15/2011	2	2
Commercial Banks (0.3%)
ATF Bank, Note–144A 9.00%, due 05/11/2016	650	624
HSBK Europe BV–144A 7.75%, due 05/13/2013	400	400
Communication (4.9%)
Cablevision Systems Corp., Series B 8.00%, due 04/15/2012 †	930	917
CCH I Holdings LLC 9.92%, due 04/01/2014 †	1,234	740
CCH I LLC 11.00%, due 10/01/2015	6,045	5,289
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75%, due 11/15/2013	950	926

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Communication (continued)
Charter Communications Holdings II LLC/ Charter Communications Holdings II Capital Corp., Senior Note 10.25%, due 09/15/2010	$1,230	$1,233
CSC Holdings, Inc. 8.13%, due 07/15/2009	750	763
8.13%, due 08/15/2009	1,045	1,063
CSC Holdings, Inc.–144A 7.25%, due 04/15/2012	1,150	1,110
Echostar DBS Corp. 6.38%, due 10/01/2011	1,370	1,312
Intelsat Subsidiary Holding Co., Ltd. 8.63%, due 01/15/2015	645	647
MediaCom LLC / Capital Corp. 9.50%, due 01/15/2013	1,575	1,567
PanAmSat Holding Corp. 0.00%, due 11/01/2014 (e)	3,400	2,513
XM Satellite Radio, Inc., Senior Note–144A 9.75%, due 05/01/2014 †	1,870	1,711
Communications Equipment (2.0%)
Intelsat Bermuda, Ltd., Senior Note–144A 9.25%, due 06/15/2016 §	1,170	1,208
11.25%, due 06/15/2016 §	415	425
L-3 Communications Corp. 6.13%, due 01/15/2014	1,335	1,268
5.88%, due 01/15/2015	1,835	1,711
Nortel Networks Corp. 6.88%, due 09/01/2023	1,040	832
Nortel Networks, Ltd., Senior Note–144A 10.75%, due 07/15/2016 §	855	870
Zeus Special Subsidiary, Ltd.–144A 0.00%, due 02/01/2015 †(f)	2,485	1,715
Construction (0.5%)
WCI Communities, Inc. 7.88%, due 10/01/2013 †	2,000	1,755
6.63%, due 03/15/2015 †	460	382
Department Stores (0.7%)
Dollar General Corp. 8.63%, due 06/15/2010	670	705
Neiman-Marcus Group, Inc.–144A 9.00%, due 10/15/2015 †	1,250	1,306
10.38%, due 10/15/2015 †	745	792
Drug Stores & Proprietary Stores (0.5%)
Jean Coutu Group, Inc. 7.63%, due 08/01/2012 †	1,070	1,038
8.50%, due 08/01/2014 †	1,195	1,099

	Principal	Value
Educational Services (0.3%)
Education Management LLC/Education Management Corp., Senior Note–144A 8.75%, due 06/01/2014	$845	$837
10.25%, due 06/01/2016	545	542
Electric Services (4.5%)
Edison Mission Energy, Senior Note–144A 7.75%, due 06/15/2016	1,200	1,179
Empresa Nacional de Electricidad SA 8.35%, due 08/01/2013	1,188	1,279
Enersis SA 7.38%, due 01/15/2014	511	517
Midwest Generation LLC 8.75%, due 05/01/2034	2,190	2,321
Mirant North America LLC–144A 7.38%, due 12/31/2013	3,395	3,276
Mission Energy Holding Co. 13.50%, due 07/15/2008	935	1,043
NRG Energy, Inc. 7.38%, due 02/01/2016	5,175	5,046
Reliant Energy, Inc. 9.25%, due 07/15/2010	900	900
9.50%, due 07/15/2013	225	226
6.75%, due 12/15/2014	340	313
TXU Corp., Series P 5.55%, due 11/15/2014 †	2,245	2,036
Electronic Components & Accessories (0.7%)
Flextronics International, Ltd. 6.50%, due 05/15/2013	840	798
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.00%, due 12/15/2014 †	245	203
Sensata Technologies BV, Senior Note–144A 8.00%, due 05/01/2014 †	1,960	1,891
Food & Kindred Products (0.3%)
B&G Foods, Inc. 8.00%, due 10/01/2011	1,105	1,105
Food Stores (0.1%)
Jitney-Jungle Stores Of America 10.38%, due 09/15/2007	10	—	o
Pathmark Stores, Inc. 8.75%, due 02/01/2012	580	551
Furniture & Fixtures (0.1%)
Simmons Bedding Co., Senior Subordinated Note 7.88%, due 01/15/2014 †	360	337

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Gas Production & Distribution (2.8%)
ANR Pipeline Co. 9.63%, due 11/01/2021	$960	$1,120
Atlas Pipeline Partners, LP–144A 8.13%, due 12/15/2015	1,260	1,255
Colorado Interstate Gas Co. 5.95%, due 03/15/2015	1,075	977
El Paso Corp. 7.00%, due 05/15/2011 †	2,250	2,219
EL Paso Production Holding Co. 7.75%, due 06/01/2013	1,200	1,209
Gaz Capital for Gazprom–144A 8.63%, due 04/28/2034	340	390
Morgan Stanley Bank AG for OAO Gazprom, Reg S 9.63%, due 03/01/2013	1,410	1,611
Morgan Stanley Bank AG for OAO Gazprom–144A 9.63%, due 03/01/2013	920	1,055
Transcontinental Gas Pipe Line Corp., Series B 7.00%, due 08/15/2011	715	722
Williams Cos., Inc. 7.13%, due 09/01/2011	858	858
Health Services (4.2%)
Davita Inc. 6.63%, due 03/15/2013	1,140	1,083
7.25%, due 03/15/2015	1,710	1,642
Extendicare Health Services, Inc. 6.88%, due 05/01/2014	1,955	2,043
HCA, Inc. 7.88%, due 02/01/2011	2,130	2,176
6.38%, due 01/15/2015	2,935	2,719
Healthsouth Corp., Senior Note–144A 10.75%, due 06/15/2016 §	2,665	2,612
Select Medical Corp. 7.63%, due 02/01/2015	1,835	1,596
Tenet Healthcare Corp. 9.88%, due 07/01/2014	1,390	1,390
Triad Hospitals, Inc. 7.00%, due 11/15/2013	1,625	1,580
Holding & Other Investment Offices (1.6%)
JSG Funding PLC, Senior Subordinated Note 7.75%, due 04/01/2015	170	154
Nell AF Sarl–144A 8.38%, due 08/15/2015 †	3,731	3,586
Sungard Data Systems Inc.–144A 10.25%, due 08/15/2015	2,545	2,631

	Principal	Value
Hotels & Other Lodging Places (4.6%)
Host Marriott, LP 7.13%, due 11/01/2013	$760	$757
Host Marriott, LP REIT 6.38%, due 03/15/2015	1,110	1,043
Majestic Star Casino LLC/ Majestic Star Casino Capital Corp. II–144A 9.75%, due 01/15/2011 †	1,175	1,178
Mandalay Resort Group 9.38%, due 02/15/2010	1,050	1,105
MGM Mirage 8.50%, due 09/15/2010	765	795
8.38%, due 02/01/2011	2,225	2,281
5.88%, due 02/27/2014	1,020	914
MGM Mirage–144A 6.75%, due 04/01/2013	1,320	1,259
6.88%, due 04/01/2016	1,185	1,106
Starwood Hotels & Resorts Worldwide, Inc. 7.88%, due 05/01/2012	2,660	2,776
Station Casinos, Inc. 6.50%, due 02/01/2014	835	777
6.88%, due 03/01/2016	150	140
Trump Entertainment Resorts, Inc. 8.50%, due 06/01/2015 †	2,550	2,451
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.63%, due 12/01/2014	2,145	2,022
Industrial Machinery & Equipment (2.2%)
Blount, Inc., Senior Subordinated Note 8.88%, due 08/01/2012	350	348
Case Corp. 7.25%, due 01/15/2016	1,330	1,257
Case New Holland, Inc. 9.25%, due 08/01/2011	605	637
Case New Holland, Inc.–144A 7.13%, due 03/01/2014	3,175	3,032
Goodman Global Holding Co., Inc. 7.88%, due 12/15/2012 †	3,125	2,984
Terex Corp. 10.38%, due 04/01/2011	788	833
Instruments & Related Products (0.6%)
Xerox Corp. 7.63%, due 06/15/2013	2,370	2,388
Insurance (0.2%)
UnumProvident Corp. 7.63%, due 03/01/2011	875	912

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Life Insurance (0.3%)
UnumProvident Finance Co. Plc, Guaranteed Senior Note–144A 6.85%, due 11/15/2015	$1,309	$1,287
Lumber & Other Building Materials (0.3%)
Nortek, Inc. 8.50%, due 09/01/2014	1,325	1,282
Management Services (0.5%)
US Oncology, Inc. 10.75%, due 08/15/2014	1,780	1,931
Manufacturing Industries (0.4%)
Steinway Musical Instruments–144A 7.00%, due 03/01/2014	1,765	1,708
Medical Instruments & Supplies (0.5%)
CDRV Investors, Inc. 0.00%, due 01/01/2015 (g)	3,180	2,146
Metal Cans & Shipping Containers (0.3%)
Crown Americas, Inc.–144A 7.75%, due 11/15/2015	1,245	1,226
Mining (1.3%)
Arch Western Finance LLC, Guaranteed Senior Note 6.75%, due 07/01/2013	1,085	1,039
Massey Energy Co.–144A 6.88%, due 12/15/2013	3,025	2,813
Peabody Energy Corp. 5.88%, due 04/15/2016	1,530	1,400
Mortgage Bankers & Brokers (2.7%)
Borden US Finance Corp./Nova Scotia Finance ULC 9.00%, due 07/15/2014	1,430	1,448
Corsair Netherlands No 3 BV 11.12%, due 03/03/2016 *	400	400
Couche-Tard US LP/Couche-Tard Finance Corp. 7.50%, due 12/15/2013	1,250	1,244
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp. 9.63%, due 06/15/2014	661	717
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series A 0.00%, due 10/01/2014 (h)	1,302	1,032

	Principal	Value
Mortgage Bankers & Brokers (continued)
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series B 0.00%, due 10/01/2014 (i)	$3,426	$2,681
Da-Lite Screen Co., Inc. 9.50%, due 05/15/2011	935	991
Hughes Network Systems LLC/HNS Finance Corp., Senior Note, 144A 9.50%, due 04/15/2014	1,110	1,088
Milacron Escrow Corp. 11.50%, due 05/15/2011 †	1,395	1,294
Motion Pictures (0.5%)
AMC Entertainment, Inc. 9.50%, due 02/01/2011 †	1,026	1,008
AMC Entertainment, Inc., Senior Subordinated Note 11.00%, due 02/01/2016	980	1,049
Oil & Gas Extraction (4.1%)
Basic Energy Services, Inc., Senior Note–144A 7.13%, due 04/15/2016	1,575	1,465
Chesapeake Energy Corp. 7.00%, due 08/15/2014	2,037	1,971
6.38%, due 06/15/2015	2,555	2,370
6.88%, due 01/15/2016	2,705	2,556
Hanover Compressor Co. 9.00%, due 06/01/2014	970	1,014
Hilcorp Energy I, LP/Hilcorp Finance Co., Senior Note–144A 9.00%, due 06/01/2016 §	705	710
Newfield Exploration Co. 6.63%, due 09/01/2014	2,580	2,457
Pemex Project Funding Master Trust 8.63%, due 02/01/2022	353	395
6.63%, due 06/15/2035	450	407
Quicksilver Resources, Inc. 7.13%, due 04/01/2016	1,930	1,809
Whiting Petroleum Corp. 7.00%, due 02/01/2014	1,310	1,238
Paper & Allied Products (3.2%)
Buckeye Technologies, Inc. 8.50%, due 10/01/2013	2,525	2,399
Buckeye Technologies, Inc., Senior Subordinated Note 8.00%, due 10/15/2010	430	393

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
Paper & Allied Products (continued)
Graphic Packaging International Corp. 9.50%, due 08/15/2013 †		$3,105	$3,074
Jefferson Smurfit Group PLC, (PIK)–144A 11.50%, due 10/01/2015	EUR	1,581	2,072
MDP Acquisitions PLC 9.63%, due 10/01/2012		1,875	1,931
Millar Western Forest Products, Ltd. 7.75%, due 11/15/2013		870	661
Playtex Products, Inc. 9.38%, due 06/01/2011 †		1,210	1,260
Stone Container Finance 7.38%, due 07/15/2014 †		1,270	1,124
Paperboard Containers & Boxes (1.7%)
Graham Packaging Co., Inc. 9.88%, due 10/15/2014 †		2,510	2,485
Jefferson Smurfit-Stone Container Corp. 8.25%, due 10/01/2012		4,675	4,383
Personal Credit Institutions (2.0%)
Ford Motor Credit Co. 6.63%, due 06/16/2008		2,505	2,384
5.63%, due 10/01/2008		1,685	1,559
5.80%, due 01/12/2009		3,248	2,967
8.63%, due 11/01/2010		1,275	1,193
Personal Services (0.3%)
Service Corp. International/US–144A 8.00%, due 06/15/2017		1,230	1,150
Pharmaceuticals (0.3%)
Warner Chilcott Corp., Senior Subordinated Note 8.75%, due 02/01/2015		1,335	1,375
Primary Metal Industries (0.4%)
Chaparral Steel Co. 10.00%, due 07/15/2013		1,500	1,635
Printing & Publishing (2.9%)
American Media Operations, Inc. 8.88%, due 01/15/2011 †		1,250	1,106
Dex Media, Inc. 0.00%, due 11/15/2013 (j)		3,650	3,075
0.00%, due 11/15/2013 †(j)		2,000	1,685
Medianews Group, Inc. 6.88%, due 10/01/2013		2,215	2,016
Primedia, Inc. 8.88%, due 05/15/2011 †		205	197
8.00%, due 05/15/2013 †		1,820	1,629

	Principal	Value
Printing & Publishing (continued)
RH Donnelley Corp.–144A 8.88%, due 01/15/2016	$2,010	$2,028
Public Administration (0.5%)
Geo Group (The), Inc. 8.25%, due 07/15/2013	1,870	1,870
Radio & Television Broadcasting (1.8%)
Allbritton Communications Co. 7.75%, due 12/15/2012	2,138	2,117
Granite Broadcasting Corp. 9.75%, due 12/01/2010 †	1,460	1,336
Grupo Televisa SA de CV, Senior Note 8.50%, due 03/11/2032	890	980
Paxson Communications Corp.–144A 11.32%, due 01/15/2013 *†	2,090	2,095
Young Broadcasting, Inc., Senior Subordinated Note 10.00%, due 03/01/2011 †	940	837
Radio, Television & Computer Stores (0.6%)
GSC Holdings Corp., Senior Note 8.00%, due 10/01/2012 †	2,230	2,230
Railroads (0.5%)
Grupo Transportacion Ferroviaria Mexicana SA de CV 12.50%, due 06/15/2012	470	518
Grupo Transportacion Ferroviaria Mexicana SA DE CV, Senior Note 9.38%, due 05/01/2012	1,221	1,301
Residential Building Construction (0.6%)
Beazer Homes USA, Inc. 6.88%, due 07/15/2015 †	1,280	1,165
Technical Olympic USA, Inc. 7.50%, due 01/15/2015 †	1,375	1,145
Restaurants (0.2%)
Denny's Corp./Denny's Holdings, Inc. 10.00%, due 10/01/2012 †	985	980
Retail Trade (0.5%)
Amerigas Partners, LP 7.25%, due 05/20/2015	1,010	954
AmeriGas Partners, LP/AmeriGas Eagle Finance Corp. 7.13%, due 05/20/2016	1,125	1,055

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Rubber & Misc. Plastic Products (2.2%)
Cooper-Standard Automotive, Inc. 8.38%, due 12/15/2014 †	$2,370	$1,869
Goodyear Tire & Rubber Co. (The) 9.00%, due 07/01/2015 †	3,040	2,903
Jarden Corp. 9.75%, due 05/01/2012 †	975	994
NTK Holdings, Inc. 0.00%, due 03/01/2014 (k)	4,139	2,996
Social Services (0.3%)
Knowledge Learning Corp., Inc.–144A 7.75%, due 02/01/2015 §	1,110	1,016
Sovereign Government (0.1%)
Republic of Brazil 8.25%, due 01/20/2034	450	473
Stone, Clay & Glass Products (1.0%)
Owens-Brockway 8.25%, due 05/15/2013	4,170	4,180
Telecommunications (6.3%)
Alamosa Delaware, Inc. 12.00%, due 07/31/2009	932	990
Centennial Cellular Operating Co./ Centennial Communications Corp. 10.13%, due 06/15/2013	1,055	1,110
Centennial Communications Corp. 10.00%, due 01/01/2013	395	391
Cincinnati Bell, Inc. 8.38%, due 01/15/2014	1,740	1,714
Citizens Communications Co. 9.25%, due 05/15/2011	1,884	2,025
9.00%, due 08/15/2031	2,305	2,334
Hawaiian Telcom Communications, Inc. 12.50%, due 05/01/2015 †	400	419
Hawaiian Telcom Communications, Inc., Senior Note 9.75%, due 05/01/2013 †	1,125	1,145
Nordic Telephone Co. Holdings ApS, Senior Note–144A 8.88%, due 05/01/2016	1,005	1,033
Qwest Corp. 7.88%, due 09/01/2011	1,295	1,311
8.88%, due 03/15/2012	2,350	2,479
Rogers Wireless Communications, Inc. 6.38%, due 03/01/2014	1,840	1,753
7.50%, due 03/15/2015	1,095	1,106

	Principal	Value
Telecommunications (continued)
Rural Cellular Corp. 9.88%, due 02/01/2010	$1,840	$1,893
Time Warner Telecom Holdings, Inc. 9.25%, due 02/15/2014	585	600
Verizon New York, Inc.–Class A 7.38%, due 04/01/2032	933	920
WDAC Subsidiary Corp.–144A 8.38%, due 12/01/2014 †	2,150	2,112
Wind Acquisition Finance SA–144A 10.75%, due 12/01/2015 §	1,190	1,264
Windstream Corp., Note–144A 8.63%, due 08/01/2016	875	895
Textile Mill Products (0.5%)
Interface, Inc. 10.38%, due 02/01/2010	1,550	1,695
Interface, Inc., Series B 9.50%, due 02/01/2014	200	207
Tobacco Products (0.5%)
Reynolds American, Inc., Senior Note–144A 7.25%, due 06/01/2012 §	980	960
7.30%, due 07/15/2015 §	900	872
Transportation Equipment (0.0%)
Westinghouse Air Brake Co. 6.88%, due 07/31/2013	10	10
Water Transportation (0.7%)
Gulfmark Offshore, Inc. 7.75%, due 07/15/2014	1,075	1,048
Stena AB 9.63%, due 12/01/2012	395	420
7.00%, due 12/01/2016	1,533	1,410
Wholesale Trade Durable Goods (1.2%)
Buhrmann US, Inc. 7.88%, due 03/01/2015	1,805	1,782
Interline Brands, Inc., Senior Subordinated Note 8.13%, due 06/15/2014 §	590	589
Omnicare, Inc. 6.88%, due 12/15/2015	2,485	2,361
Visant Holding Corp., Note–144A 8.75%, due 12/01/2013 §	285	275
Total Corporate Debt Securities (cost: $357,510)		348,880
LOAN PARTICIPATIONS (1.4%)
Amusement & Recreation Services (0.6%)
Gulfside Casino 9.66%, due 06/30/2012	2,651	2,651

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Automotive (0.4%)
Lear Corp. 7.60%, due 04/30/2012	$1,535	$1,521
Paperboard Containers & Boxes (0.4%)
Bluegrass Container Co. LLC 10.00%, due 06/30/2013	1,470	1,470
Total Loan Participations (cost: $5,655)		5,642
	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.4%)
Holding & Other Investment Offices (0.4%)
Mills Corp. (The)	700	$594
Mills Corp. (The)–144A §	1,400	1,187
Total Convertible Preferred Stocks (cost: $1,648)		1,781
PREFERRED STOCKS (0.8%)
Automotive (0.6%)
General Motors Corp.–Class B †	134,725	2,492
Holding & Other Investment Offices (0.0%)
HRPT Properties Trust REIT ‡	2,025	53
Radio & Television Broadcasting (0.2%)
Ion Media Networks, Inc. (PIK) ‡	57	490
Telecommunications (0.0%)
PTV, Inc. ‡	2	—	o
Total Preferred Stocks (cost: $2,727)		3,035
COMMON STOCKS (1.4%)
Automotive (0.4%)
Magna International, Inc.–Class A †	25,225	1,816
Chemicals & Allied Products (0.3%)
Huntsman Corp. †‡	60,000	1,039
Communication (0.0%)
Completel Europe NV ‡	42	1
XM Satellite Radio Holdings, Inc. Warrants, Expires 3/15/2010 ‡	57	—	o
Holding & Other Investment Offices (0.1%)
NTL, Inc. †	16,659	415
Metal Cans & Shipping Containers (0.3%)
Crown Holdings, Inc. †‡	76,400	1,190
Mining (0.2%)
Foundation Coal Holdings, Inc.	19,780	928

	Shares	Value
Telecommunications (0.1%)
Jazztel PLC ‡	554	$—	o
Vodafone Group PLC, ADR †	16,996	362
Total Common Stocks (cost: $5,688)		5,751
	Principal	Value
SECURITY LENDING COLLATERAL (18.3%)
Debt (15.8%)
Bank Notes (0.4%)
Bank of America 5.27%, due 07/14/2006 *	$461	$461
5.31%, due 08/10/2006 *	1,059	1,059
Certificates Of Deposit (0.3%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	1,151	1,151
Commercial Paper (3.1%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	457	457
5.27%, due 07/20/2006	921	921
Clipper Receivables Corp. 5.12%, due 07/05/2006	1,143	1,143
CRC Funding LLC–144A 5.28%, due 07/21/2006	1,151	1,151
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	1,377	1,377
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	1,371	1,371
Grampian Funding LLC–144A 5.32%, due 07/21/2006	683	683
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	956	956
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	1,151	1,151
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006	2,300	2,300
5.31%, due 07/13/2006	1,151	1,151
Euro Dollar Overnight (1.1%)
Fortis Bank 5.09%, due 07/05/2006	2,303	2,303
Harris NA 5.08%, due 07/05/2006	1,382	1,382
Svenska Handlesbanken 5.29%, due 07/03/2006	928	928
Euro Dollar Terms (2.8%)
Abbey National PLC 5.10%, due 07/10/2006	3,454	3,454

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Barclays 5.15%, due 08/01/2006	$2,303	$2,303
Calyon 5.30%, due 08/08/2006	691	691
Dexia Group 5.30%, due 08/09/2006	1,151	1,151
Toronto Dominion Bank 5.30%, due 07/26/2006	1,382	1,382
UBS AG 5.25%, due 07/21/2006	2,303	2,303
Repurchase Agreements (8.1%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $1,047 on 07/03/2006	1,046	1,046
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $13,491 on 07/03/2006	13,485	13,485
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $1,646 on 07/03/2006	1,645	1,645
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $10,445 on 07/03/2006	10,441	10,441
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $4,960 on 07/03/2006	4,958	4,958

	Principal	Value
Repurchase Agreements (continued)
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $1,292 on 07/03/2006	$1,291	$1,291
	Shares	Value
Investment Companies (2.5%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	3,900,543	$3,901
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	1,066,032	1,066
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	4,937,862	4,938
Total Security Lending Collateral (cost: $74,000)		74,000
Total Investment Securities (cost: $473,946) #		$465,871
FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	(195)	08/21/2006	$(248)	$(3)
			$(248)	$(3)

NOTES TO SCHEDULE OF INVESTMENTS:

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

(a)  Redemption linked to Federative Republic of Brazil NTN-B Bonds due 5/15/2009.

(b)  Interest only security. Holder is entitled to interest payments on the underlying pool.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $72,069.

§  Security is deemed to be illiquid.

(c)  KI Holdings, Inc. has a coupon rate of 0.00% until 11/15/2009, thereafter the coupon rate will be 9.88%.

(d)  JohnsonDiversey Holdings, Inc. has a coupon rate of 0.00% until 05/15/2007, thereafter the coupon rate will be 10.67%.

(e)  PanAmSat Holding Corp. has a coupon rate of 0.00% until 11/01/2009, thereafter the coupon rate will be 10.38%.

(f)  Zeus Special Subsidiary, Ltd.–144A has a coupon rate of 0.00% until 02/01/2010, thereafter the coupon rate will be 9.25%.

(g)  CDRV Investors, Inc. has a coupon rate of 0.00% until 01/01/2010, thereafter the coupon rate will be 9.63%.

(h)  Crystal US Holdings LLC/Crystal US Sub 3 Corp., Series A has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.00%.

(i)  Crystal US Holdings LLC/Crystal US Sub 3 Corp., Series B has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.50%.

(j)  Dex Media, Inc. has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 9.00%.

(k)  NTK Holding, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.

‡  Non-income producing.

††  Cash collateral for the Repurchase Agreements, valued at $33,945, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

11

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

o  Value is less than $1.

#  Aggregate cost for Federal income tax purposes is $474,143. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,366 and $12,638, respectively. Net unrealized depreciation for tax purposes is $8,272.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $93,347 or 23.1% of the net assets of the Fund.

ADR  American Depositary Receipt

EUR  Euro

PIK  Payment In-Kind

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

12

MFS High Yield

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $473,946) (including securities loaned of $72,069)	$465,871
Cash	6,444
Receivables:
Investment securities sold	6,345
Shares sold	596
Interest	7,497
Income from loaned securities	10
Dividends	13
Other	3
486,779
Liabilities:
Investment securities purchased	7,574
Accounts payable and accrued liabilities:
Shares redeemed	18
Management and advisory fees	250
Service fees	1
Administration fees	7
Payable for collateral for securities on loan	74,000
Unrealized depreciation on forward foreign currency contracts	3
Other	47
81,900
Net Assets	$404,879
Net Assets Consist of:
Capital stock ($.01 par value)	$411
Additional paid-in capital	350,869
Distributable net investment income (loss)	57,427
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	4,250
Net unrealized appreciation (depreciation) on:
Investment securities	(8,075)
Translation of assets and liabilities denominated in foreign currencies	(3)
Net Assets	$404,879
Net Assets by Class:
Initial Class	$398,300
Service Class	6,579
Shares Outstanding:
Initial Class	40,459
Service Class	664
Net Asset Value and Offering Price Per Share:
Initial Class	$9.84
Service Class	9.92

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$16,369
Dividends (net of withholding taxes on foreign dividends of $2)	182
Income from loaned securities-net	109
16,660
Expenses:
Management and advisory fees	1,577
Printing and shareholder reports	21
Custody fees	51
Administration fees	42
Legal fees	5
Audit fees	8
Trustees fees	8
Service fees:
Service Class	9
Other	5
Total expenses	1,726
Net Investment Income (Loss)	14,934
Net Realized Gain (Loss) from:
Investment securities	510
Foreign currency transactions	(61)
449
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(5,413)
Translation of assets and liabilities denominated in foreign currencies	9
(5,404)
Net Realized and Unrealized Gain (Loss) on:
Investment Securities and Foreign
Currency Transactions	(4,955)
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,979

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

13

MFS High Yield

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$14,934	$42,231
Net realized gain (loss) from investment securities and foreign currency transactions	449	4,225
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	(5,404)	(36,990)
	9,979	9,466
Distributions to Shareholders:
From net investment income:
Initial Class	–	(49,691)
Service Class	–	(658)
	–	(50,349)
From net realized gains:
Initial Class	–	(15,092)
Service Class	–	(202)
	–	(15,294)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	12,897	65,269
Service Class	2,427	8,784
	15,324	74,053
Dividends and distributions reinvested:
Initial Class	–	64,783
Service Class	–	860
	–	65,643
Cost of shares redeemed:
Initial Class	(45,411)	(300,879)
Service Class	(3,848)	(6,091)
	(49,259)	(306,970)
	(33,935)	(167,274)
Net increase (decrease) in net assets	(23,956)	(223,451)
Net Assets:
Beginning of period	428,835	652,286
End of period	$404,879	$428,835
Distributable Net Investment Income (Loss)	$57,427	$42,493

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	1,310	6,456
Service Class	244	849
	1,554	7,305
Shares issued–reinvested from distributions:
Initial Class	–	6,713
Service Class	–	88
	–	6,801
Shares redeemed:
Initial Class	(4,615)	(30,813)
Service Class	(387)	(601)
	(5,002)	(31,414)
Net increase (decrease) in shares outstanding:
Initial Class	(3,305)	(17,644)
Service Class	(143)	336
	(3,448)	(17,308)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

14

MFS High Yield

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$9.62	$0.35	$(0.13)	$0.22	$–	$–	$–	$9.84
	12/31/2005	10.54	0.70	(0.51)	0.19	(0.85)	(0.26)	(1.11)	9.62
	12/31/2004	10.28	0.77	0.18	0.95	(0.65)	(0.04)	(0.69)	10.54
	12/31/2003	8.83	0.72	0.83	1.55	(0.10)	–	(0.10)	10.28
	12/31/2002	8.90	0.60	(0.43)	0.17	(0.24)	–	(0.24)	8.83
	12/31/2001	9.06	0.69	(0.34)	0.35	(0.51)	–	(0.51)	8.90
Service Class	6/30/2006	9.70	0.34	(0.12)	0.22	–	–	–	9.92
	12/31/2005	10.64	0.68	(0.52)	0.16	(0.84)	(0.26)	(1.10)	9.70
	12/31/2004	10.37	0.75	0.18	0.93	(0.62)	(0.04)	(0.66)	10.64
	12/31/2003	9.48	0.50	0.42	0.92	(0.03)	–	(0.03)	10.37

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	2.29%	$398,300	0.82%	0.82%	7.11%	50%
	12/31/2005	1.81	421,010	0.83	0.83	6.92	51
	12/31/2004	9.77	647,277	0.82	0.82	7.51	71
	12/31/2003	17.74	661,026	0.81	0.81	7.58	64
	12/31/2002	2.07	256,371	0.91	0.91	6.85	38
	12/31/2001	3.78	32,831	1.10	1.12	7.57	50
Service Class	6/30/2006	2.27	6,579	1.07	1.07	6.83	50
	12/31/2005	1.50	7,825	1.08	1.08	6.66	51
	12/31/2004	9.50	5,009	1.07	1.07	7.25	71
	12/31/2003	9.74	1,270	1.03	1.03	7.45	64

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  MFS High Yield (the "Fund") share classes commenced operations as follows:

Initial Class – June 1, 1998

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2006 and for the years ended December 31, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

15

MFS High Yield

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. MFS High Yield (the "Fund) is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $47, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

16

MFS High Yield

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Loan participations: The Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the portfolio has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower. As such, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward currency contracts at June 30, 2006 are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$27,065	6.68%
Asset Allocation – Moderate Growth Portfolio	90,868	22.44%
Asset Allocation – Moderate Portfolio	132,800	32.80%
Total	$250,733	61.92%

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

17

MFS High Yield

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.735% of the next $500 million of ANA
0.72% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.05% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $20.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$203,981
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	216,933
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, defaulted bonds and post October loss deferrals.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

18

MFS High Yield

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

19

Munder Net50

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$928.30	1.00%	$4.78
Hypothetical (b)	1,000.00	1,019.84	1.00	5.01
Service Class
Actual	1,000.00	926.90	1.25	5.97
Hypothetical (b)	1,000.00	1,018.60	1.25	6.26

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Munder Net50

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.8%)
Amusement & Recreation Services (0.2%)
Digital Music Group, Inc. ‡	35,000	$192
Business Services (20.7%)
24/7 Real Media, Inc. ‡	144,800	1,271
51job, Inc., ADR ‡	22,000	478
Akamai Technologies, Inc. ‡†	42,900	1,553
aQuantive, Inc. ‡†	99,200	2,513
Ctrip.com International, Ltd., ADR †	27,500	1,404
eBay, Inc. ‡	103,800	3,040
FTD Group, Inc. ‡	25,000	337
Getty Images, Inc. ‡	35,100	2,229
Marchex, Inc.–Class B ‡†	25,000	411
Monster Worldwide, Inc. ‡	98,400	4,198
NetEase.com, ADR ‡†	134,200	2,997
Valueclick, Inc. ‡†	98,392	1,510
Communication (1.3%)
j2 Global Communications, Inc. ‡†	44,000	1,374
Communications Equipment (1.7%)
KongZhong Corp., ADR ‡	46,900	413
QUALCOMM, Inc.	34,200	1,370
Computer & Data Processing Services (50.2%)
Adobe Systems, Inc. ‡	32,186	977
Bankrate, Inc. ‡†	101,100	3,818
Blackboard, Inc. ‡	25,000	724
Checkfree Corp. ‡	66,300	3,286
CNET Networks, Inc. ‡	276,400	2,206
Digital River, Inc. ‡	33,000	1,333
Google, Inc.–Class A ‡	18,400	7,716
Hurray! Holding Co., Ltd., ADR ‡	80,800	443
Knot (The), Inc. ‡	125,600	2,629
Linktone, Ltd., ADR ‡	82,600	491
Liquidity Services, Inc. ‡†	58,700	914
Microsoft Corp.	77,700	1,810
Move, Inc. ‡	637,830	3,495
NetFlix, Inc. ‡†	118,500	3,224
NIC, Inc. ‡	95,000	687
Red Hat, Inc. ‡	49,700	1,163
Rediff.Com India, Ltd., ADR ‡†	32,000	474
salesforce.com, Inc. ‡	36,000	960
Shanda Interactive Entertainment, Ltd., ADR ‡†	55,300	717
Sify, Ltd., ADR ‡†	68,000	679
SINA Corp. ‡†	147,700	3,690
Sohu.com, Inc. ‡	85,700	2,210
TheStreet.com, Inc.	54,000	692
TOM Online, Inc., ADR ‡†	66,100	1,276
Websense, Inc. ‡	59,400	1,220
Yahoo!, Inc. ‡	191,100	6,306

	Shares	Value
Computer & Office Equipment (5.3%)
Apple Computer, Inc. ‡	51,300	$2,930
Cisco Systems, Inc. ‡	86,100	1,682
EMC Corp. ‡	91,200	1,000
Drug Stores & Proprietary Stores (0.5%)
Drugstore.Com, Inc. ‡	175,000	507
Management Services (1.7%)
Digitas, Inc. ‡	154,500	1,795
Pharmaceuticals (0.6%)
PetMed Express, Inc. ‡	55,000	603
Printing & Publishing (0.3%)
VistaPrint, Ltd. ‡	13,000	348
Radio & Television Broadcasting (1.9%)
IAC/InterActiveCorp. ‡†	77,041	2,041
Retail Trade (10.0%)
Amazon.com, Inc. ‡	29,500	1,141
Autobytel, Inc. ‡	192,400	679
Celebrate Express, Inc. ‡	49,700	647
GSI Commerce, Inc. ‡†	93,900	1,270
priceline.com, Inc. ‡†	132,950	3,970
Stamps.com, Inc. ‡	105,500	2,935
Security & Commodity Brokers (4.4%)
Ameritrade Holding Corp.	152,400	2,257
E*TRADE Financial Corp. ‡	106,700	2,435
Total Common Stocks (cost: $90,938)		104,670
	Principal	Value
SHORT-TERM OBLIGATIONS (1.0%)
Repurchase Agreements (1.0%)
Investors Bank & Trust Co. 3.75%, dated 06/30/2006 to be repurchased at $1,073 on 07/03/2006 nl	$1,073	$1,073
Total Short-Term Obligations (cost: $1,073)		1,073
SECURITY LENDING COLLATERAL (25.2%)
Debt (21.8%)
Bank Notes (0.5%)
Bank of America 5.27%, due 07/14/2006 * 5.31%, due 08/10/2006 *	166 382	166 382
Certificates Of Deposit (0.4%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	415	415

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Munder Net50

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (4.3%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	$165	$165
5.27%, due 07/20/2006	332	332
Clipper Receivables Corp. 5.12%, due 07/05/2006	412	412
CRC Funding LLC–144A 5.28%, due 07/21/2006	415	415
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	496	496
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	494	494
Grampian Funding LLC–144A 5.32%, due 07/21/2006	246	246
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	345	345
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	415	415
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 5.31%, due 07/13/2006	829 415	829 415
Euro Dollar Overnight (1.6%)
Fortis Bank 5.09%, due 07/05/2006	830	830
Harris NA 5.08%, due 07/05/2006	498	498
Svenska Handlesbanken 5.29%, due 07/03/2006	334	334
Euro Dollar Terms (3.8%)
Abbey National PLC 5.10%, due 07/10/2006	1,245	1,245
Barclays 5.15%, due 08/01/2006	830	830
Calyon 5.30%, due 08/08/2006	249	249
Dexia Group 5.30%, due 08/09/2006	415	415

	Principal	Value
Euro Dollar Terms (continued)
Toronto Dominion Bank 5.30%, due 07/26/2006	$498	$498
UBS AG 5.25%, due 07/21/2006	830	830
Repurchase Agreements (11.2%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $377 on 07/03/2006	377	377
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $4,863 on 07/03/2006	4,860	4,860
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $593 on 07/03/2006	593	593
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $3,765 on 07/03/2006	3,763	3,763
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $1,788 on 07/03/2006	1,787	1,787
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $466 on 07/03/2006	465	465
	Shares	Value
Investment Companies (3.4%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	1,405,859	$1,406
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	384,226	384
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	1,779,736	1,780
Total Security Lending Collateral (cost: $26,671)		26,671
Total Investment Securities (cost: $118,682) #		$132,414

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Munder Net50

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $25,509.

n  At June 30, 2006, repurchase agreements excluding collateral for securities on loan are collateralized by U.S Government Agency Obligation with an interest rate and maturity date of 5.13% and 12/20/2023, respectively, and with a market value plus accrued interest of $1,126

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $12,235, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

l  Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $119,305. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,863 and $5,754, respectively. Net unrealized appreciation for tax purposes is $13,109.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $4,152 or 3.9% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Munder Net50

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $118,682)
(including securities loaned of $25,509)	$132,414
Cash	50
Receivables:
Investment securities sold	745
Shares sold	4
Interest	4
Income from loaned securities	20
Dividends	8
133,245
Liabilities:
Investment securities purchased	482
Accounts payable and accrued liabilities:
Shares redeemed	2
Management and advisory fees	90
Service fees	1
Administration fees	2
Payable for collateral for securities on loan	26,671
Other	27
27,275
Net Assets	$105,970
Net Assets Consist of:
Capital stock ($.01 par value)	$111
Additional paid-in capital	93,635
Distributable net investment income (loss)	404
Accumulated net realized gain (loss) from investment securities	(1,912)
Net unrealized appreciation (depreciation) on investment securities	13,732
Net Assets	$105,970
Net Assets by Class:
Initial Class	$103,091
Service Class	2,879
Shares Outstanding:
Initial Class	10,761
Service Class	303
Net Asset Value and Offering Price Per Share:
Initial Class	$9.58
Service Class	9.51

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$816
Interest	22
Income from loaned securities–net	149
987
Expenses:
Management and advisory fees	521
Printing and shareholder reports	10
Custody fees	12
Administration fees	12
Legal fees	1
Audit fees	8
Trustees fees	2
Service fees:
Service Class	4
Other	1
Total expenses before recapture of waived expenses	571
Recaptured expenses	12
Net expenses	583
Net Investment Income (Loss)	404
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	656
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(9,377)
Net Realized and Unrealized Gain (Loss) on Investment Securities	(8,721)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,317)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Munder Net50

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$404	$(570)
Net realized gain (loss) from investment securities	656	5,055
Change in unrealized appreciation (depreciation) on investment securities	(9,377)	1,205
	(8,317)	5,690
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	6,163	30,511
Service Class	885	1,683
	7,048	32,194
Cost of shares redeemed:
Initial Class	(8,459)	(22,605)
Service Class	(933)	(1,558)
	(9,392)	(24,163)
	(2,344)	8,031
Net increase (decrease) in net assets	(10,661)	13,721
Net Assets:
Beginning of period	116,631	102,910
End of period	$105,970	$116,631
Distributable Net Investment Income (Loss)	$404	$–

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	590	3,028
Service Class	86	189
	676	3,217
Shares redeemed:
Initial Class	(820)	(2,520)
Service Class	(93)	(170)
	(913)	(2,690)
Net increase (decrease) in shares outstanding:
Initial Class	(230)	508
Service Class	(7)	19
	(237)	527

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Munder Net50

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$10.32	$0.04	$(0.78)	$(0.74)	$–	$–	$–	$9.58
	12/31/2005	9.55	(0.06)	0.83	0.77	–	–	–	10.32
	12/31/2004	8.28	(0.05)	1.32	1.27	–	–	–	9.55
	12/31/2003	4.97	(0.06)	3.37	3.31	–	–	–	8.28
	12/31/2002	8.07	(0.05)	(3.05)	(3.10)	–	–	–	4.97
	12/31/2001	10.88	–	(2.76)	(2.76)	(0.05)	–	(0.05)	8.07
Service Class	6/30/2006	10.26	0.02	(0.77)	(0.75)	–	–	–	9.51
	12/31/2005	9.52	(0.08)	0.82	0.74	–	–	–	10.26
	12/31/2004	8.28	(0.06)	1.30	1.24	–	–	–	9.52
	12/31/2003	5.94	(0.06)	2.40	2.34	–	–	–	8.28

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)		Total (e)		Net Assets (f)	Rate (g)
Initial Class	6/30/2006	(7.17)%	$103,091	1.00	% (i)	1.00	% (i)	0.71%	43%
	12/31/2005	8.06	113,452	1.00		1.02		(0.62)	96
	12/31/2004	15.34	100,139	1.00	(h)	1.00	(h)	(0.55)	34
	12/31/2003	66.60	74,941	1.00		1.08		(0.88)	29
	12/31/2002	(38.41)	13,596	1.00		1.77		(0.92)	52
	12/31/2001	(25.42)	11,245	1.00		1.72		0.05	208
Service Class	6/30/2006	(7.31)	2,879	1.25	(i)	1.25	(i)	0.39	43
	12/31/2005	7.77	3,179	1.25		1.27		(0.87)	96
	12/31/2004	14.98	2,771	1.25	(h)	1.25	(h)	(0.68)	34
	12/31/2003	39.39	750	1.25		1.38		(1.14)	29

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Munder Net50 (the "Fund") share classes commenced operations as follows:

Initial Class – May 3, 1999
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers and includes the recovery of waived expenses, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

(h)  Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment adviser, if any. The impact of recaptured expenses was 0.01% and 0.01% for Initial Class and Service Class, respectively (see Note 2).

(i)  Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment adviser, if any. The impact of recaptured expenses was 0.02% and 0.02% for Initial Class and Service Class, respectively (see note 2).

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Munder Net50

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Munder Net50 (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $35 are included in net realized gains in the Statement of Operations.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Munder Net50

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $64, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation – Growth Portfolio	$35,868	33.85%
Asset Allocation – Moderate Growth Portfolio	25,583	24.14%
Asset Allocation – Moderate Portfolio	7,836	7.39%
Total	$69,287	65.38%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.90% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$27	12/31/2006
Fiscal Year 2005	16	12/31/2008

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Munder Net50

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $5.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$49,521
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	48,852
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, net operating losses, post October capital loss deferrals and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$1,761	December 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

PIMCO Total Return

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$992.70	0.73%	$3.61
Hypothetical (b)	1,000.00	1,021.17	0.73	3.66
Service Class
Actual	1,000.00	991.80	0.98	4.84
Hypothetical (b)	1,000.00	1,019.93	0.98	4.91

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2006

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

PIMCO Total Return

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (5.5%)
U.S. Treasury Bond 7.88%, due 02/15/2021 †	$9,000	$11,325
8.13%, due 05/15/2021	2,400	3,087
6.63%, due 02/15/2027 †	12,400	14,438
U.S. Treasury Inflation Indexed Bond 3.00%, due 07/15/2012	1,255	1,292
2.38%, due 01/15/2025	898	874
U.S. Treasury Note 2.75%, due 07/31/2006	985	983
3.50%, due 02/15/2010 †	7,800	7,388
3.88%, due 02/15/2013	1,400	1,303
Total U.S. Government Obligations (cost: $42,516)		40,690
U.S. GOVERNMENT AGENCY OBLIGATIONS (45.8%)
Fannie Mae 3.00%, due 08/25/2009	124	124
5.50%, due 03/01/2016	277	273
5.50%, due 07/01/2016	302	297
5.50%, due 11/01/2016	110	108
5.50%, due 12/01/2016	252	247
6.00%, due 01/01/2017	6	6
5.50%, due 04/01/2017	124	122
6.00%, due 05/01/2017	5	5
5.50%, due 06/01/2017	67	66
5.50%, due 08/01/2017	197	194
5.50%, due 09/01/2017	211	208
5.50%, due 11/01/2017	26	26
5.00%, due 02/01/2018	24	23
5.00%, due 05/01/2018	563	543
5.00%, due 06/01/2018	576	556
5.00%, due 08/01/2018	474	458
5.00%, due 10/01/2018	178	172
5.00%, due 12/01/2018	687	663
5.00%, due 02/01/2019	28	27
5.00%, due 03/01/2019	168	162
5.00%, due 04/01/2019	760	733
5.00%, due 07/01/2019	436	421
5.00%, due 08/01/2019	331	320
5.00%, due 11/01/2019	3,417	3,296
5.00%, due 12/01/2019	1,061	1,023
5.00%, due 01/01/2020	143	138
5.00%, due 02/01/2020	234	226
5.00%, due 08/01/2020	30,353	29,242
5.00%, due 09/01/2020	19,356	18,648
6.25%, due 01/01/2028 *	172	176
6.50%, due 05/01/2032	107	108

	Principal	Value
5.50%, due 01/01/2033	$132	$127
5.50%, due 02/01/2033	634	612
5.50%, due 03/01/2033	10,944	10,559
5.50%, due 04/01/2033	2,828	2,728
5.50%, due 07/01/2033	2,187	2,110
5.50%, due 08/01/2033	100	96
5.50%, due 11/01/2033	6,843	6,602
5.50%, due 12/01/2033	327	315
5.50%, due 01/01/2034	2,695	2,600
5.50%, due 02/01/2034	942	907
5.50%, due 04/01/2034	15,854	15,291
5.50%, due 05/01/2034	13,314	12,840
6.50%, due 05/01/2034	134	136
5.50%, due 06/01/2034	24	23
5.50%, due 09/01/2034	1,215	1,170
5.50%, due 10/01/2034	675	650
5.50%, due 11/01/2034	5,744	5,531
5.50%, due 12/01/2034	3,620	3,487
5.50%, due 01/01/2035	21,080	20,301
5.50%, due 02/01/2035	43,003	41,437
5.50%, due 03/01/2035	11,432	10,991
5.50%, due 04/01/2035	15,106	14,523
5.50%, due 05/01/2035	11,609	11,158
5.50%, due 06/01/2035	5,866	5,639
5.50%, due 07/01/2035	3,009	2,892
5.50%, due 08/01/2035	7,563	7,269
5.50%, due 09/01/2035	722	693
5.50%, due 10/01/2035	1,374	1,321
5.00%, due 11/01/2035	178	166
Fannie Mae TBA 5.00%, due 07/01/2021	39,000	37,550
5.00%, due 07/01/2036	4,100	3,832
5.50%, due 07/01/2036	32,600	31,306
Freddie Mac 5.00%, due 06/15/2013	45	45
6.33%, due 08/01/2023 *	181	185
6.50%, due 03/15/2029	2	2
5.55%, due 12/15/2029 *	198	199
6.50%, due 07/25/2043	251	253
5.21%, due 10/25/2044 *	7,256	7,302
Ginnie Mae 6.50%, due 02/15/2029	97	99
6.50%, due 03/15/2029	179	182
6.50%, due 04/15/2029	7	7
6.50%, due 05/15/2029	11	11
6.50%, due 07/15/2029	7	7
6.50%, due 09/15/2029	96	97

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
6.50%, due 06/20/2032		$13	$13
5.50%, due 11/15/2032		798	774
5.50%, due 12/15/2032		1,256	1,219
5.50%, due 05/15/2033		262	254
5.50%, due 11/15/2033		1,023	993
5.50%, due 12/15/2033		1,460	1,417
5.50%, due 01/15/2034		460	447
5.50%, due 02/15/2034		1,004	974
5.50%, due 11/15/2035		587	569
5.50%, due 02/15/2036		10,692	10,365
Total U.S. Government Agency Obligations (cost: $349,248)			338,887
FOREIGN GOVERNMENT OBLIGATIONS (12.1%)
French Republic Zero Coupon, due 07/06/2006	EUR	210	268
Zero Coupon, due 07/20/2006	EUR	7,000	8,939
Zero Coupon, due 12/21/2006	EUR	7,360	9,279
Hong Kong Government–144A 5.13%, due 08/01/2014		2,700	2,581
Italian Republic 0.38%, due 10/10/2006	JPY	1,028,000	8,997
Kingdom of Belgium Zero Coupon, due 07/13/2006	EUR	12,970	16,573
Kingdom of Spain 3.10%, due 09/20/2006	JPY	260,000	2,288
Korea Highway Corp.–144A 5.13%, due 05/20/2015		850	789
Republic of Brazil 11.00%, due 01/11/2012		350	417
7.88%, due 03/07/2015		75	79
8.88%, due 10/14/2019		25	28
Republic of Finland 2.75%, due 07/04/2006	EUR	9,600	12,275
Republic of Germany Zero Coupon, due 07/12/2006	EUR	4,400	5,622
Zero Coupon, due 10/18/2006	EUR	16,700	21,175
Republic of South Africa 5.25%, due 05/16/2013	EUR	65	84
Total Foreign Government Obligations (cost: $87,386)			89,394
MORTGAGE-BACKED SECURITIES (6.6%)
Bank of America Mortgage Securities, Series 2002-K, Class 2A1 5.38%, due 10/20/2032 *		93	92
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1 4.20%, due 01/25/2034 *		745	740

	Principal	Value
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1 4.81%, due 01/25/2034 *	$392	$385
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1 4.66%, due 01/25/2034 *	564	555
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1 4.63%, due 10/25/2035 *	3,460	3,340
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class IA1 4.90%, due 10/25/2035 *	7,192	7,036
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1 6.00%, due 10/25/2032	104	100
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8 4.50%, due 06/25/2035	1,161	1,137
Countrywide Alternative Loan Trust, Series 2005-81, Class A1 5.60%, due 02/25/2037 *	3,594	3,602
Countrywide Alternative Loan Trust, Series 2006-OA1, Class 2A1 5.48%, due 03/20/2046 *	3,546	3,550
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M 3.86%, due 10/19/2032 *	515	513
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2 5.59%, due 05/25/2034 *	74	74
Credit Suisse First Boston Mortgage Securities Corp., Series 2002, Class P-3–144A 5.87%, due 08/25/2033 *m	256	256
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P2A, Class A2 5.65%, due 03/25/2032 m	63	63
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 4.54%, due 09/25/2035 *	1,322	1,287
Lehman XS Trust, Series 2006-10N, Class 1A1A 5.40%, due 06/25/2036 *m	2,900	2,905
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1 6.50%, due 03/25/2032	107	106

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Sequoia Mortgage Trust, Series 10, Class 2A1 5.65%, due 10/20/2027 *	$424	$424
Small Business Administration Participation, Series 2003-201 5.13%, due 09/01/2023	550	531
Small Business Administration, Series 2004-20C 4.34%, due 03/01/2024	3,083	2,816
Small Business Administration, Series 2004-P10, Class A 4.50%, due 02/10/2014	1,516	1,427
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1 5.58%, due 09/19/2032 *	155	155
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1 5.60%, due 02/25/2036 *	681	681
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 2A1 5.54%, due 05/25/2036 *	3,697	3,702
Washington Mutual, Inc., Series 2006-AR7, Class 3A 5.26%, due 07/25/2046 *m	3,700	3,697
Washington Mutual, Series 2002-AR10, Class A6 4.82%, due 10/25/2032 *	98	97
Washington Mutual, Series 2002-AR2, Class A 5.01%, due 02/27/2034 *	277	273
Washington Mutual, Series 2003-R1, Class A1 5.59%, due 12/25/2027 *	9,197	9,192
Total Mortgage-Backed Securities (cost: $49,299)		48,736
ASSET-BACKED SECURITIES (2.3%)
Ameriquest Mortgage Securities, Inc., Series 2006-R1, Class A2A 5.40%, due 03/25/2036 *	1,104	1,104
Amortizing Residential Collateral Trust, Series 2002-BC4, Class A 5.61%, due 07/25/2032 *	6	6
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1 5.65%, due 10/25/2032 *	66	66
Countrywide Asset–Backed Certificates, Series 2005-SD1, Class A1A–144A

	Principal	Value
5.47%, due 05/25/2035 *	$57	$57
Countrywide Asset–Backed Certificates, Series 2006-8, Class 2A1 5.37%, due 12/31/2049 *m	3,700	3,705
Countrywide Asset–Backed Certificates, Series 2006-SD1, Class A1 5.48%, due 02/25/2036 *	2,965	2,967
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FFH1, Class A1 5.39%, due 01/25/2036 *	253	253
Home Equity Asset Trust, Series 2002-1, Class A4 5.62%, due 11/25/2032 *	1	1
Morgan Stanley ABS Capital I, Series 2006-WMC2, Class A2A 5.38%, due 06/25/2036 *m	2,900	2,899
Park Place Securities, Inc., Series 2005-WHQ4, Class A2A 5.43%, due 09/25/2035 *	642	642
Quest Trust, Series 2004-X2, Class A–144A 5.88%, due 06/25/2034 *	242	242
RACERS Series 1997-R-8-3–144A 5.47%, due 08/15/2007 *§m	1,100	1,095
Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI1 5.40%, due 01/25/2036 *	2,888	2,888
SLM Student Loan Trust, Series 2004-8, Class A2 5.12%, due 07/25/2013 *	170	170
Soundview Home Equity Loan Trust, Series 2005-B, Class A1 5.43%, due 05/25/2035 *	891	891
Structured Asset Securities Corp., Series 2002-HF1, Class A 5.61%, due 01/25/2033 *	2	2
Total Asset-Backed Securities (cost: $16,981)		16,988
MUNICIPAL BONDS (0.8%)
Revenue-Building Authority (0.1%)
Liberty, NY, Development Corp. 5.25%, due 10/01/2035	600	638
Revenue-Education (0.1%)
Michigan State Building Authority 5.25%, due 10/15/2013	$950	$1,017

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
Revenue-Tobacco (0.4%)
Golden State Tobacco Securitization Corp. 6.75%, due 06/01/2039		460	514
Tobacco Settlement Financing Corp., LA 5.88%, due 05/15/2039		100	105
Tobacco Settlement Financing Corp., NJ 6.38%, due 06/01/2032 6.75%, due 06/01/2039		2,175 260	2,356 289
Revenue-Utilities (0.2%)
New York, NY, City Municipal Water Finance Authority 5.00%, due 06/15/2035 5.00%, due 06/15/2035		1,000 340	1,014 344
Total Municipal Bonds (cost: $5,884)			6,277
CORPORATE DEBT SECURITIES (6.2%)
Air Transportation (0.2%)
Continental Airlines, Inc. 7.06%, due 09/15/2009		1,000	1,020
UAL Corp. 6.20%, due 09/01/2008 6.60%, due 09/01/2013		550 158	550 159
Automotive (0.2%)
Toyota Credit Canada, Inc. 0.56%, due 05/24/2007	JPY	200,000	1,748
Commercial Banks (1.6%)
China Development Bank 5.00%, due 10/15/2015		300	280
Compagnie de Financement Foncier 0.40%, due 09/22/2006	JPY	140,000	1,225
HSBC Capital Funding LP–144A 10.18%, due 06/30/2030 (a)(b)		100	137
Rabobank Capital Funding II–144A 5.26%, due 12/31/2013 (a)(b)		1,000	938
Rabobank Capital Funding Trust III–144A 5.25%, due 10/21/2016 (a)(b)		1,480	1,356
Rabobank Nederland–144A 5.09%, due 01/15/2009 *		3,800	3,799
Santander US Debt SA Unipersonal–144A 5.22%, due 02/06/2009 *		3,800	3,800
Sumitomo Mitsui Banking–144A 5.63%, due 10/15/2015 (a)(b)		550	513
Communication (0.1%)
Comcast Cable Communications 6.75%, due 01/30/2011		$210	$217

	Principal		Value
Comcast Corp. 6.50%, due 01/15/2015		200	202
Electric Services (0.5%)
Columbus Southern Power Co., Series C 5.50%, due 03/01/2013		100	97
Florida Power Corp. 4.80%, due 03/01/2013		1,960	1,842
Ohio Power Co., Series F 5.50%, due 02/15/2013		100	97
Progress Energy, Inc. 7.10%, due 03/01/2011 6.85%, due 04/15/2012		600 440	626 456
PSEG Power LLC 6.95%, due 06/01/2012		921	956
Electric, Gas & Sanitary Services (0.4%)
Entergy Gulf States, Inc. 5.70%, due 06/01/2015		750	706
Niagara Mohawk Power Corp. 7.75%, due 10/01/2008		825	858
Waste Management, Inc. 7.38%, due 08/01/2010 6.38%, due 11/15/2012		700 375	738 382
Food & Kindred Products (0.1%)
Reynolds American, Inc., Senior Secured Note–144A 7.63%, due 06/01/2016		800	782
Gas Production & Distribution (0.4%)
El Paso Energy Corp. 7.80%, due 08/01/2031 7.75%, due 01/15/2032 †		450 425	437 414
Sonat, Inc. 7.63%, due 07/15/2011		1,000	1,010
Southern Natural Gas Co. 8.00%, due 03/01/2032		820	847
Holding & Other Investment Offices (0.2%)
Weather Investments SARL Zero Coupon, due 06/17/2012 m	EUR	1,000	1,272
Hotels & Other Lodging Places (0.2%)
Park Place Entertainment Corp. 7.50%, due 09/01/2009		800	831
Starwood Hotels & Resorts Worldwide, Inc. 7.88%, due 05/01/2012		350	365
Manufacturing Industries (0.2%)
Tyco International Group SA 6.38%, due 10/15/2011		$1,510	$1,541

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
Mortgage Bankers & Brokers (0.1%)
Petroleum Export/Cayman–144A 5.27%, due 06/15/2011		693	672
Motion Pictures (0.1%)
Time Warner, Inc. 8.11%, due 08/15/2006 6.88%, due 05/01/2012		150 410	150 424
Oil & Gas Extraction (0.3%)
Gaz Capital for Gazprom 8.63%, due 04/28/2034		2,300	2,627
Personal Credit Institutions (0.3%)
General Electric Capital Corp. 1.40%, due 11/02/2006	JPY	80,000	702
General Motors Acceptance Corp. 5.97%, due 01/16/2007 *		180	179
Household Finance Corp. 6.38%, due 11/27/2012		800	819
SLM Corp., Series A 5.53%, due 09/15/2006 *		230	230
Petroleum Refining (0.1%)
Enterprise Products Operating, LP 4.95%, due 06/01/2010		500	479
Radio & Television Broadcasting (0.0%)
Clear Channel Communications, Inc. 7.25%, due 10/15/2027		300	282
Railroads (0.1%)
Norfolk Southern Corp. 6.75%, due 02/15/2011		550	571
Security & Commodity Brokers (0.1%)
Bear Stearns Cos. (The), Inc. 7.63%, due 12/07/2009		560	594
Telecommunications (1.0%)
Cingular Wireless LLC 6.50%, due 12/15/2011		560	574
France Telecom SA 6.75%, due 03/14/2008 (c)	EUR	1,569	2,099
KT Corp.–144A 4.88%, due 07/15/2015		900	813
SBC Communications, Inc. 4.13%, due 09/15/2009		3,025	2,874
Verizon Global Funding Corp. 7.60%, due 03/15/2007		25	25
Wind Acquisition Finance, Series B 5.63%, due 06/17/2013 §m	EUR	500	642

	Principal		Value
Telecommunications (continued)
Wind Acquisition Finance, Series C 6.13%, due 06/17/2014 §m	EUR	500	645
Total Corporate Debt Securities (cost: $44,832)			45,602
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.3%)
U.S. Treasury Bill 4.81%, due 09/14/2006 v		2,345	2,322
Total Short-Term U.S. Government Obligations (cost: $2,322)			2,322
COMMERCIAL PAPER (26.8%)
Commercial Banks (21.3%)
BNP Paribas Finance, Inc. 4.93%, due 07/13/2006		20,500	20,466
Danske Corp. 5.28%, due 07/17/2006 4.96%, due 07/20/2006		8,600 13,600	8,580 13,564
Dexia Delaware LLC 5.28%, due 07/05/2006 5.28%, due 07/06/2006		1,900 20,200	1,899 20,185
General Electric Capital Corp. 4.98%, due 07/24/2006		20,600	20,535
HBOS Treasury Services 4.99%, due 07/28/2006		20,600	20,523
Skandinaviska Enskilda Banken AB–144A 5.00%, due 07/26/2006		7,600	7,574
Societe Generale North America, Inc. 4.94%, due 07/11/2006 5.00%, due 08/24/2006		20,500 2,200	20,472 2,183
UBS Finance Delaware LLC 4.79%, due 07/07/2006 4.93%, due 07/10/2006 5.10%, due 09/22/2006		1,300 3,100 17,600	1,299 3,096 17,393
Mortgage Bankers & Brokers (3.0%)
Barclays U.S. Funding Corp. 4.89%, due 07/05/2006 5.06%, due 07/18/2006		20,300 2,300	20,289 2,295
Oil & Gas Extraction (2.5%)
Total Capital SA–144A 5.27%, due 07/03/2006		18,400	18,395
Total Commercial Paper (cost: $198,748)			198,748

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SHORT-TERM OBLIGATIONS (1.0%)
Commercial Banks (1.0%)
Countrywide Bank NA Certificate of Deposit 5.26%, due 10/18/2006	$7,500	$7,500
Total Short-Term Obligations (cost: $7,500)		7,500
	Contracts u	Value
PURCHASED OPTIONS (0.0%)
Covered Call Options (0.0%)
U.S. Treasury Long Bond Futures	104	$62
Call Strike $108.00
Expires 08/25/2006
Put Options (0.0%)
90-Day Euro Dollar Futures Put Strike $91.75 Expires 12/18/2006	413	3
90-Day Euro Dollar Futures Put Strike $91.25 Expires 06/18/2007	373	2
U.S. Treasury Long Bond Futures Put Strike $103.00 Expires 08/25/2006	104	19
Total Purchased Options (cost: $177)		86
	Notional Amount	Value
PURCHASED SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
LIBOR Rate Swaption §m	$107,000,000	$—	o
Call Strike $4.50
Expires 10/04/2006
LIBOR Rate Swaption §m Call Strike $4.73 Expires 02/01/2007	26,700,000	5
LIBOR Rate Swaption §m Call Strike $5.25 Expires 06/07/2007	42,000,000	115
Total Purchased Swaptions (cost: $822)		120
	Principal	Value
SECURITY LENDING COLLATERAL (4.8%)
Debt (4.1%)
Bank Notes (0.1%)
Bank of America
5.27%, due 07/14/2006 *	$220	$219
5.31%, due 08/10/2006 *	505	505
Certificates Of Deposit (0.1%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	549	549

	Principal	Value
Commercial Paper (0.8%)
Barton Capital LLC–144A
5.26%, due 07/07/2006	$218	$218
5.27%, due 07/20/2006	439	439
Clipper Receivables Corp. 5.12%, due 07/05/2006	545	545
CRC Funding LLC–144A 5.28%, due 07/21/2006	549	549
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	656	656
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	654	653
Grampian Funding LLC–144A 5.32%, due 07/21/2006	325	325
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	456	456
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	549	549
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 5.31%, due 07/13/2006	1,097 549	1,097 549
Euro Dollar Overnight (0.3%)
Fortis Bank 5.09%, due 07/05/2006	1,098	1,098
Harris NA 5.08%, due 07/05/2006	659	659
Svenska Handlesbanken 5.29%, due 07/03/2006	443	442
Euro Dollar Terms (0.7%)
Abbey National PLC 5.10%, due 07/10/2006	1,647	1,647
Barclays 5.15%, due 08/01/2006	1,098	1,098
Calyon 5.30%, due 08/08/2006	329	329
Dexia Group 5.30%, due 08/09/2006	549	549
Toronto Dominion Bank 5.30%, due 07/26/2006	659	659
UBS AG 5.25%, due 07/21/2006	1,098	1,098

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (2.1%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $499 on 07/03/2006	$499	$499
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $6,432 on 07/03/2006	6,429	6,429
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $785 on 07/03/2006	784	784
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $4,980 on 07/03/2006	4,978	4,978
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $2,365 on 07/03/2006	2,364	2,364
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $616 on 07/03/2006	616	616
	Shares	Value
Investment Companies (0.7%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	1,859,625	$1,860
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	508,242	508
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	2,354,177	2,354
Total Security Lending Collateral (cost: $35,280)		35,280
Total Investment Securities (cost: $840,995) #		$830,630
	Contracts u	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
10 Year U.S. Treasury Note Futures	177	$(47)
Call Strike $106.00
Expires 08/25/2006
Put Options (0.0%)
10 Year U.S. Treasury Note Futures Put Strike $103.00 Expires 08/25/2006	177	(25)
Total Written Options (premiums: $164)		(72)

	Notional Amount	Value
WRITTEN SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
LIBOR Rate Swaption m	$45,000,000	$—	o
Call Strike $4.54
Expires 10/04/2006
LIBOR Rate Swaption m Call Strike $4.78 Expires 02/01/2007	11,500,000	(6)
LIBOR Rate Swaption m Call Strike $5.34 Expires 06/07/2007	18,000,000	(123)
Total Written Swaptions (premiums: $805)		(129)
SWAP AGREEMENTS:

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 0.77% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 2.25%, due 03/31/2030. Counterparty: JP Morgan Chase §	5/20/07	$400	$1
Receive a fixed rate equal to 0.61% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: Goldman Sachs International §	3/20/07	1,775	2
Receive a fixed rate equal to 0.70% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: Goldman Sachs International §	3/20/07	725	1
Receive a fixed rate equal to 3.20% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp., 6.875%, due 08/28/2012. Counterparty: Lehman Securities, Inc. §	6/20/07	1,200	14

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 2.15% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty:UBS AG m	10/15/10	$6,300	$(18)
Receive a fixed rate equal to 2.10% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC m	10/15/10	2,500	(10)
Receive a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index and the Fund will pay a fixed rate equal to 2.09%. Counterparty: BNP Paribas m	10/15/10	5,000	(16)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Deutsche Bank AG	12/15/35	20,100	(807)
Receive a floating rate based on 6-month Great British Pound–LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	12/15/35	1,600	116
Receive a floating rate based on 6-month Great British Pound–LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Deutsche Bank AG §	12/15/35	6,400	234
Receive a floating rate based on 6-month Japanese Yen–LIBOR and pay a fixed rate equal to 2.00%. Counterparty: Morgan Stanley Capital Services, Inc.	12/20/13	1,080,000	190
Receive a floating rate based on 3-month United States Dollar–LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Goldman Sachs Capital Markets, LP §	12/20/16	10,200	126
Receive a floating rate based on 3-month United States Dollar–LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Services, Inc. §	12/20/16	36,200	447

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	12/20/11	$32,700	$(292)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Deutsche Bank AG	12/20/11	15,900	(142)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Citibank NA	12/20/11	26,700	(208)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Lehman Securities, Inc.	12/20/11	24,700	(221)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty:Royal Bank of Scotland PLC	12/20/11	2,100	(18)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Deutsche Bank AG	12/20/13	6,900	(82)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	12/20/36	3,700	(34)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Citibank NA	12/20/36	2,900	(26)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month Great British Pound–LIBOR. Counterparty: Deutsche Bank AG	9/15/15	3,300	(40)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a floating rate based on 6-month Great British Pound–LIBOR and pay a fixed rate equal to 4.25%. Counterparty: Goldman Sachs Capital Markets, LP §	6/12/36	$1,500	$—	o
Receive a floating rate based on 6-month EURIBOR and pay a fixed rate equal to 4.00%. Counterparty: Deutsche Bank AG §	12/15/11	5,700	43
Total Swap Agreements (premium $1,413)			$(740)
FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
British Pound Sterling	105	07/27/2006	$194	$—	o
British Pound Sterling	(314)	07/27/2006	(577)	(4)
Euro Dollar	10,065	07/20/2006	12,661	222
Euro Dollar	(68,624)	07/31/2006	(86,440)	(1,460)
$(74,162)	$(1,242)
FUTURES CONTRACTS:
Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10 Year Japan	8	09/20/2006	$9,213	$(48)
10 Year U.S. Treasury Note	1,155	09/29/2006	121,113	(739)
2 Year U.S. Treasury Note	(61)	10/04/2006	(12,370)	45
5 Year U.S. Treasury Note	489	10/04/2006	50,566	(308)
90-Day Euro Dollar	524	12/18/2006	123,671	(851)
90-Day Euro Dollar	287	03/19/2007	67,761	11
90-Day Euro Dollar	343	06/18/2007	81,025	(146)
90-Day Euro Dollar	343	09/17/2007	81,059	(116)
90-Day Euro Dollar	343	12/17/2007	81,072	(95)
90-Day Euro Dollar	343	03/17/2008	81,077	(81)
U.S. Treasury Long Bond	(141)	09/29/2006	(15,039)	70
$669,148	$(2,258)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $34,037.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

§  Security is deemed to be illiquid.

(a)  The security has a perpetual maturity. The date shown is the next call date.

(b)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of June 30, 2006.

(c)  Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor's or Moody's for each notch above or below A-/A3.

v  At June 30, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts and open futures contracts. The values of all securities segregated at June 30, 2006, are $109 and $2,213, respectively.

††  Cash collateral for the Repurchase Agreements, valued at $16,184, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

u  Contract amounts are not in thousands.

o  Value is less than $1.

m  Securities valued as determined in good faith in accordance with procedure established by the Fund's Board of Trustees.

#  Aggregate cost for Federal income tax purposes is $841,083. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $0 and $10,453, respectively. Net unrealized depreciation for tax purposes is $10,453.

DEFINITIONS:

144A    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $49,290 or 6.7% of the net assets of the Fund.

EUR    Euro

EURIBOR  Euro Interbank Offer Rate

JPY    Japanese Yen

LIBOR  London Interbank Offer Rate

RACERS  Restructured Asset Certificates with Enhanced Returns

TBA    Mortgage-backed securities traded under delayed delivery commitments. Income on TBAs are not earned until settlement date.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

11

PIMCO Total Return

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $840,995) (including securities loaned of $34,037)	$830,630
Cash	15,182
Foreign currency (cost: $5,746)	5,721
Receivables:
Investment securities sold	30,065
Shares sold	118
Interest	3,455
Variation margin	770
Unrealized appreciation on forward foreign currency contracts	222
886,163
Liabilities:
Investment securities purchased	105,889
Accounts payable and accrued liabilities:
Shares redeemed	505
Management and advisory fees	407
Service fees	5
Administration fees	12
Payable for collateral for securities on loan	35,280
Unrealized depreciation on forward foreign currency contracts	1,464
Written options and swaptions (premiums $969)	201
Swap agreements at value (premium $1,413)	2,153
Other	65
145,981
Net Assets	$740,182
Net Assets Consist of:
Capital stock ($.01 par value)	$684
Additional paid-in capital	722,068
Distributable net investment income (loss)	41,215
Accumulated net realized gain (loss) from investment securities , futures contracts, written option and swaption contracts, swaps and foreign currency transactions	(9,932)
Net unrealized appreciation (depreciation) on:
Investment securities	(10,365)
Futures contracts	(2,258)
Written option and swaption contracts	768
Swap agreements	(740)
Translation of assets and liabilities denominated in foreign currencies	(1,258)
Net Assets	$740,182
Net Assets by Class:
Initial Class	$716,250
Service Class	23,932
Shares Outstanding:
Initial Class	66,143
Service Class	2,208
Net Asset Value and Offering Price Per Share:
Initial Class	$10.83
Service Class	10.84

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$17,478
Income from loaned securities–net	14
17,492
Expenses:
Management and advisory fees	2,475
Printing and shareholder reports	40
Custody fees	87
Administration fees	74
Legal fees	7
Audit fees	8
Trustees fees	12
Service fees:
Service Class	29
Other	8
Total expenses	2,740
Net Investment Income (Loss)	14,752
Net Realized Gain (Loss) from:
Investment securities	(1,441)
Futures contracts	(3,695)
Written option and swaption contracts	514
Swap agreements	(2,682)
Foreign currency transactions	(2,032)
(9,336)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(8,694)
Futures contracts	(1,911)
Written option and swaption contracts	341
Swap agreements	83
Translation of assets and liabilities denominated in foreign currencies	(867)
(11,048)
Net Realized and Unrealized Gain (Loss) on Investment Securities, Futures Contracts, Written Option and Swaption Contracts, Swaps and Foreign Currency Transactions	(20,384)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,632)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

12

PIMCO Total Return

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$14,752	$22,327
Net realized gain (loss) from investment securities, futures contracts, written option and swaption contracts, swaps and foreign currency transactions	(9,336)	4,071
Change in unrealized appreciation (depreciation) on investment securities, futures contracts, written option and swaption contracts, swaps and foreign currency translation	(11,048)	(10,639)
	(5,632)	15,759
Distributions to Shareholders:
From net investment income:
Initial Class	–	(12,145)
Service Class	–	(378)
	–	(12,523)
From net realized gains:
Initial Class	–	(15,740)
Service Class	–	(520)
	–	(16,260)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	38,609	158,964
Service Class	4,336	13,778
	42,945	172,742
Dividends and distributions reinvested:
Initial Class	–	27,884
Service Class	–	899
	–	28,783
Cost of shares redeemed:
Initial Class	(42,968)	(81,796)
Service Class	(3,862)	(5,089)
	(46,830)	(86,885)
	(3,885)	114,640
Net increase (decrease) in net assets	(9,517)	101,616
Net Assets:
Beginning of period	749,699	648,083
End of period	$740,182	$749,699
Distributable Net Investment Income (Loss)	$41,215	$26,463

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	3,549	14,449
Service Class	398	1,235
	3,947	15,684
Shares issued–reinvested from distributions:
Initial Class	–	2,558
Service Class	–	82
	–	2,640
Shares redeemed:
Initial Class	(3,955)	(7,424)
Service Class	(354)	(461)
	(4,309)	(7,885)
Net increase (decrease) in shares outstanding:
Initial Class	(406)	9,583
Service Class	44	856
	(362)	10,439

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

13

PIMCO Total Return

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$10.91	$0.21	$(0.29)	$(0.08)	$–	$–	$–	$10.83
	12/31/2005	11.12	0.36	(0.10)	0.26	(0.20)	(0.27)	(0.47)	10.91
	12/31/2004	10.98	0.19	0.29	0.48	(0.17)	(0.17)	(0.34)	11.12
	12/31/2003	10.62	0.22	0.29	0.51	(0.06)	(0.09)	(0.15)	10.98
	12/31/2002	10.00	0.20	0.42	0.62	–	–	–	10.62
Service Class	6/30/2006	10.93	0.20	(0.29)	(0.09)	–	–	–	10.84
	12/31/2005	11.16	0.34	(0.11)	0.23	(0.19)	(0.27)	(0.46)	10.93
	12/31/2004	11.02	0.17	0.29	0.46	(0.15)	(0.17)	(0.32)	11.16
	12/31/2003	10.89	0.12	0.11	0.23	(0.01)	(0.09)	(0.10)	11.02

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2006	(0.73)%	$716,250	0.73%	3.98%	252%
	12/31/2005	2.33	726,038	0.74	3.28	387
	12/31/2004	4.50	633,493	0.75	1.75	393
	12/31/2003	4.90	552,494	0.75	2.06	430
	12/31/2002	6.20	385,405	0.78	2.86	302
Service Class	6/30/2006	(0.82)	23,932	0.98	3.73	252
	12/31/2005	2.03	23,661	0.99	3.10	387
	12/31/2004	4.22	14,590	1.01	1.54	393
	12/31/2003	2.14	3,044	0.99	1.67	430

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  PIMCO Total Return (the "Fund") share classes commenced operations on:

     Initial Class–May 1, 2002
     Service Class–May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

14

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. PIMCO Total Return (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

TBA purchase commitments: The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

15

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $6, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2006 are listed in the Schedule of Investments.

Swap agreements: The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve commitments to pay/receive interest in exchange for a market-linked return, both based on notional amounts. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Entering into these agreements involves elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Swaps are marked-to-market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain or loss on the Statement of Operations.

Open swaps agreements at June 30, 2006 are listed in the Schedule of Investments.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of open futures contracts at June 30, 2006 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payment due or excess deposits made in order to maintain the equity account at the required margin level.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

16

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option.

Transactions in written options were as follows:

	Premium	Contractsu
Beginning Balance December 31, 2005	$34	146
Sales	258	482
Closing Buys	(94)	(128)
Expirations	(34)	(146)
Exercised	–	–
Balance at June 30, 2006	$164	354

u  Contracts not in thousands

Swaptions contracts: The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance fund yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a variable rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as Unrealized gains or losses in written options in the Statement of Assets and Liabilities. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from written options. The difference between the premium and the amount paid on affecting a closing purchase transaction is treated as a realized gain or loss.

Transactions in written swaptions were as follows:

	Premium	Notional Amount
Beginning Balance December 31, 2005	$803	82,000
Sales	388	59,500
Closing Buys	(386)	(67,000)
Expirations	–	–
Exercised	–	–
Balance at June 30, 2006	$805	74,500

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$56,327	7.61%
Asset Allocation–Moderate Growth Portfolio	78,428	10.60%
Asset Allocation–Moderate Portfolio	208,521	28.17%
International Moderate Growth Fund	1,296	0.18%
Total	$344,572	46.56%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.70% of the first $250 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $750 million

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

17

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $37.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$77,475
U.S. Government	1,350,977
Proceeds from maturities and sales of securities:
Long-Term	97,960
U.S. Government	1,472,612

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, swaps, option contracts, futures contracts and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$571	December 31, 2013

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

18

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

19

Salomon All Cap

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,050.30	0.88%	$4.47
Hypothetical (b)	1,000.00	1,020.43	0.88	4.41
Service Class
Actual	1,000.00	1,049.00	1.13	5.74
Hypothetical (b)	1,000.00	1,019.19	1.13	5.66

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Salomon All Cap

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.8%)
Aerospace (1.5%)
Boeing Co. (The)	66,700	$5,463
Air Transportation (1.7%)
Southwest Airlines Co.	373,400	6,113
Amusement & Recreation Services (2.2%)
Disney (Walt) Co. (The)	273,600	8,208
Automotive (0.8%)
Lear Corp. †	134,300	2,983
Beverages (0.6%)
Molson Coors Brewing Co.–Class B	32,900	2,233
Business Services (1.9%)
eBay, Inc. ‡	82,200	2,408
Interpublic Group of Cos., Inc. †‡	531,800	4,441
Chemicals & Allied Products (2.6%)
Dow Chemical Co. (The)	106,800	4,168
du Pont (E.I.) de Nemours & Co.	130,900	5,445
Commercial Banks (8.1%)
Bank of America Corp.	168,552	8,107
JP Morgan Chase & Co.	220,600	9,265
Mitsubishi UFJ Financial Group, Inc., ADR	555,400	7,748
State Street Corp.	82,000	4,763
Communications Equipment (2.5%)
Motorola, Inc.	233,500	4,705
Nokia Corp., ADR	226,300	4,585
Computer & Data Processing Services (2.2%)
Microsoft Corp.	286,700	6,680
VeriSign, Inc. ‡	41,900	971
Wave Systems Corp.–Class A ‡	74,400	50
Yahoo!, Inc. ‡	11,400	376
Computer & Office Equipment (3.8%)
Cisco Systems, Inc. ‡	430,900	8,415
International Business Machines Corp.	59,000	4,532
Lexmark International, Inc. ‡	19,200	1,072
Diversified (2.2%)
Honeywell International, Inc.	198,600	8,004
Electronic Components & Accessories (3.4%)
Intel Corp.	51,000	966
International DisplayWorks, Inc. †‡	24,700	128
Novellus Systems, Inc. ‡	112,700	2,784
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	521,898	4,791
Texas Instruments, Inc.	121,100	3,668

	Shares	Value
Food & Kindred Products (3.2%)
Kraft Foods, Inc.–Class A †	123,900	$3,829
Unilever PLC	159,930	3,597
Unilever PLC, Sponsored ADR	194,940	4,394
Food Stores (1.5%)
Safeway, Inc. †	217,700	5,660
Gas Production & Distribution (0.9%)
Williams Cos., Inc. (The) †	144,800	3,383
Health Services (0.9%)
Enzo Biochemical, Inc. †‡	211,014	3,182
Industrial Machinery & Equipment (4.5%)
Applied Materials, Inc.	242,700	3,951
Baker Hughes, Inc.	38,700	3,168
Caterpillar, Inc.	98,300	7,321
Deere & Co.	24,600	2,054
Instruments & Related Products (3.5%)
Agilent Technologies, Inc. ‡	149,800	4,728
Raytheon Co.	181,700	8,098
Insurance (7.5%)
American International Group, Inc.	71,700	4,234
Chubb Corp.	135,000	6,736
CNA Surety Corp. ‡	205,800	3,556
MGIC Investment Corp.	71,300	4,635
PMI Group, Inc. (The)	189,300	8,439
Insurance Agents, Brokers & Service (0.7%)
Hartford Financial Services Group, Inc. (The)	29,000	2,453
Lumber & Other Building Materials (1.9%)
Home Depot, Inc. (The)	194,100	6,947
Lumber & Wood Products (1.2%)
Weyerhaeuser Co.	73,100	4,550
Medical Instruments & Supplies (0.1%)
Medtronic, Inc.	3,900	183
Mining (0.0%)
WGI Heavy Minerals, Inc. ‡	159,200	129
Motion Pictures (5.1%)
News Corp., Inc.–Class A	334,800	6,421
News Corp., Inc.–Class B †	287,800	5,808
Time Warner, Inc.	380,300	6,579
Oil & Gas Extraction (4.1%)
Anadarko Petroleum Corp.	74,200	3,539
GlobalSantaFe Corp.	66,600	3,846
Halliburton Co.	59,600	4,423
Schlumberger, Ltd.	52,400	3,412

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Salomon All Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Paper & Allied Products (0.4%)
Kimberly-Clark Corp.	23,900	$1,475
Petroleum Refining (3.7%)
BP PLC, ADR	10,600	738
Chevron Corp.	51,400	3,190
ConocoPhillips	29,300	1,920
Exxon Mobil Corp.	47,600	2,920
Murphy Oil Corp. †	87,900	4,910
Pharmaceuticals (13.4%)
Abbott Laboratories	182,700	7,968
Amgen, Inc. ‡	38,500	2,511
GlaxoSmithKline PLC, ADR	114,600	6,395
Johnson & Johnson	115,300	6,909
Lilly (Eli) & Co.	67,800	3,747
Novartis AG, ADR	131,600	7,096
Pfizer, Inc.	305,800	7,177
Wyeth	171,200	7,603
Primary Metal Industries (2.2%)
Alcoa, Inc.	160,900	5,207
RTI International Metals, Inc. †‡	52,500	2,932
Radio & Television Broadcasting (2.1%)
Pearson PLC	567,000	7,724
Retail Trade (1.6%)
Wal-Mart Stores, Inc.	125,400	6,041
Security & Commodity Brokers (4.2%)
American Express Co.	99,200	5,279
Franklin Resources, Inc.	12,300	1,068
Goldman Sachs Group, Inc. (The)	7,700	1,158
Merrill Lynch & Co., Inc.	111,300	7,742
Telecommunications (2.0%)
Sprint Nextel Corp.	17,100	342
Vodafone Group PLC, ADR	326,800	6,961
Toys, Games & Hobbies (0.6%)
Hasbro, Inc.	118,800	2,151
Total Common Stocks (cost: $303,022)		363,491
	Principal	Value
SHORT-TERM OBLIGATIONS (1.2%)
Repurchase Agreements (1.2%)
Investors Bank & Trust Co. 3.75%, dated 06/30/2006 to be repurchased at $4,254 on 07/03/2006 n l	$4,253	$4,253
Total Short-Term Obligations (cost: $4,253)		4,253

	Principal	Value
SECURITY LENDING COLLATERAL (6.2%)
Debt (5.4%)
Bank Notes (0.1%)
Bank of America 5.27%, due 07/14/2006 *	$141	$141
5.31%, due 08/10/2006 *	324	324
Certificates Of Deposit (0.1%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	352	352
Commercial Paper (1.1%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	140	140
5.27%, due 07/20/2006	282	282
Clipper Receivables Corp. 5.12%, due 07/05/2006	350	350
CRC Funding LLC–144A 5.28%, due 07/21/2006	352	352
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	421	421
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	419	419
Grampian Funding LLC–144A 5.32%, due 07/21/2006	209	209
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	293	293
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	352	352
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006	704	704
5.31%, due 07/13/2006	352	352
Euro Dollar Overnight (0.4%)
Fortis Bank 5.09%, due 07/05/2006	704	704
Harris NA 5.08%, due 07/05/2006	423	423
Svenska Handlesbanken 5.29%, due 07/03/2006	284	284
Euro Dollar Terms (1.0%)
Abbey National PLC 5.10%, due 07/10/2006	1,057	1,057
Barclays 5.15%, due 08/01/2006	704	704
Calyon 5.30%, due 08/08/2006	211	211
Dexia Group 5.30%, due 08/09/2006	352	352
Toronto Dominion Bank 5.30%, due 07/26/2006	423	423
UBS AG 5.25%, due 07/21/2006	704	704

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Salomon All Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (2.7%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $320 on 07/03/2006	$320	$320
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $4,127 on 07/03/2006	4,125	4,125
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $503 on 07/03/2006	503	503
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $3,195 on 07/03/2006	3,194	3,194
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $1,517 on 07/03/2006	1,517	1,517
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $395 on 07/03/2006	395	395

	Shares	Value
Investment Companies (0.8%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	1,193,214	$1,193
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	326,110	326
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	1,510,539	1,511
Total Security Lending Collateral (cost: $22,637)		22,637
Total Investment Securities (cost: $329,912) #		$390,381

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $21,597.

‡  Non-income producing.

n  At June 30, 2006, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with an interest rate and maturity date of 7.88% and 09/25/2016, respectively, and with a market value plus accrued interest of $4,666.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $10,384, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

l  Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $330,570. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $67,317 and $7,506, respectively. Net unrealized appreciation for tax purposes is $59,811.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $3,524 or 1.0% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Salomon All Cap

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $329,912) (including securities loaned of $21,597)	$390,381
Cash	50
Receivables:
Shares sold	123
Interest	4
Income from loaned securities	8
Dividends	666
391,232
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	532
Management and advisory fees	240
Service fees	2
Administration fees	6
Payable for collateral for securities on loan	22,637
Other	83
23,500
Net Assets	$367,732
Net Assets Consist of:
Capital stock ($.01 par value)	$238
Additional paid-in capital	241,328
Distributable net investment income (loss)	5,666
Accumulated net realized gain (loss) from investment securities	60,031
Net unrealized appreciation (depreciation) on investment securities	60,469
Net Assets	$367,732
Net Assets by Class:
Initial Class	$357,584
Service Class	10,148
Shares Outstanding:
Initial Class	23,145
Service Class	659
Net Asset Value and Offering Price Per Share:
Initial Class	$15.45
Service Class	15.40

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $75)	$3,434
Interest	174
Income from loaned securities-net	64
3,672
Expenses:
Management and advisory fees	1,520
Printing and shareholder reports	56
Custody fees	28
Administration fees	38
Legal fees	4
Audit fees	8
Trustees fees	7
Service fees:
Service Class	12
Other	4
Total expenses	1,677
Net Investment Income (Loss)	1,995
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	9,475
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	7,913
Net Realized and Unrealized Gain (Loss) on Investment Securities	17,388
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,383

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Salomon All Cap

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,995	$3,704
Net realized gain (loss) from investment securities	9,475	59,197
Change in unrealized appreciation (depreciation) on investment securities	7,913	(42,305)
	19,383	20,596
Distributions to Shareholders:
From net investment income:
Initial Class	–	(3,288)
Service Class	–	(39)
	–	(3,327)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	12,960	19,785
Service Class	1,975	3,665
	14,935	23,450
Dividends and distributions reinvested:
Initial Class	–	3,288
Service Class	–	39
	–	3,327
Cost of shares redeemed:
Initial Class	(53,694)	(272,070)
Service Class	(945)	(2,829)
	(54,639)	(274,899)
	(39,704)	(248,122)
Net increase (decrease) in net assets	(20,321)	(230,853)
Net Assets:
Beginning of period	388,053	618,906
End of period	$367,732	$388,053
Distributable Net Investment Income (Loss)	$5,666	$3,671

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	831	1,392
Service Class	129	261
	960	1,653
Shares issued–reinvested from distributions:
Initial Class	–	230
Service Class	–	2
	–	232
Shares redeemed:
Initial Class	(3,482)	(18,830)
Service Class	(61)	(200)
	(3,543)	(19,030)
Net increase (decrease) in shares outstanding:
Initial Class	(2,651)	(17,208)
Service Class	68	63
	(2,583)	(17,145)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Salomon All Cap

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
			Investment Operations			Distributions
		Net Asset							Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$14.71	$0.08	$0.66	$0.74	$–	$–	$–	$15.45
	12/31/2005	14.22	0.10	0.48	0.58	(0.09)	–	(0.09)	14.71
	12/31/2004	13.06	0.07	1.12	1.19	(0.03)	–	(0.03)	14.22
	12/31/2003	9.70	0.04	3.36	3.40	(0.04)	–	(0.04)	13.06
	12/31/2002	13.06	0.06	(3.28)	(3.22)	(0.10)	(0.04)	(0.14)	9.70
	12/31/2001	12.99	0.19	0.09	0.28	(0.20)	(0.01)	(0.21)	13.06
Service Class	6/30/2006	14.68	0.06	0.66	0.72	–	–	–	15.40
	12/31/2005	14.21	0.06	0.48	0.54	(0.07)	–	(0.07)	14.68
	12/31/2004	13.08	0.06	1.10	1.16	(0.03)	–	(0.03)	14.21
	12/31/2003	10.13	0.01	2.94	2.95	–	–	–	13.08

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2006	5.03%	$357,584	0.88%	1.06%	11%
	12/31/2005	4.08	379,373	0.86	0.68	33
	12/31/2004	9.14	611,410	0.87	0.53	36
	12/31/2003	35.15	599,732	0.86	0.32	17
	12/31/2002	(24.71)	308,823	0.91	0.56	134
	12/31/2001	2.09	287,881	1.00	1.43	83
Service Class	6/30/2006	4.90	10,148	1.13	0.83	11
	12/31/2005	3.81	8,680	1.11	0.44	33
	12/31/2004	8.90	7,496	1.13	0.42	36
	12/31/2003	29.12	1,239	1.12	0.14	17

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Salomon All Cap (the "Fund") share classes commenced operations as follows:

Initial Class – May 3, 1999

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Salomon All Cap

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Salomon All Cap (the "Fund") is part of ATST. The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $31 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $28, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Salomon All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.90% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $18.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$39,048
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	72,085
U.S. Government	–

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Salomon All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, capital loss carryforwards and foreign currency transactions.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

T. Rowe Price Equity Income

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,049.70	0.79%	$4.01
Hypothetical (b)	1,000.00	1,020.88	0.79	3.96
Service Class
Actual	1,000.00	1,048.50	1.04	5.28
Hypothetical (b)	1,000.00	1,019.64	1.04	5.21

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BOND (0.2%)
Communications Equipment (0.2%)
Lucent Technologies, Inc. 8.00%, due 08/01/2031	$1,965	$1,970
Total Convertible Bond (cost: $1,498)		1,970
	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.1%)
Insurance (0.1%)
UnumProvident Corp.	36,100	$1,025
Total Convertible Preferred Stocks (cost: $902)		1,025
COMMON STOCKS (96.3%)
Aerospace (0.6%)
Lockheed Martin Corp.	67,700	4,857
Amusement & Recreation Services (1.0%)
Disney (Walt) Co. (The)	254,400	7,632
Automotive (0.8%)
Ford Motor Co. †	200,600	1,390
Genuine Parts Co.	109,650	4,568
Beverages (2.3%)
Anheuser-Busch Cos., Inc.	201,000	9,164
Coca-Cola Co. (The)	209,300	9,004
Business Services (0.5%)
Fannie Mae	78,400	3,771
Chemicals & Allied Products (4.1%)
Avon Products, Inc.	217,300	6,736
Chemtura Corp. †	148,618	1,388
Colgate-Palmolive Co.	174,200	10,435
du Pont (E.I.) de Nemours & Co.	180,100	7,492
International Flavors & Fragrances, Inc.	162,000	5,709
Commercial Banks (9.5%)
Bank of America Corp.	131,538	6,327
Bank of Ireland	132,900	2,371
Citigroup, Inc.	87,859	4,238
Fifth Third Bancorp †	218,100	8,059
JP Morgan Chase & Co.	459,422	19,296
Mellon Financial Corp.	249,680	8,596
Mercantile Bankshares Corp.	76,400	2,725
National City Corp.	89,600	3,243
Northern Trust Corp.	36,600	2,024
State Street Corp.	128,800	7,482
SunTrust Banks, Inc.	84,600	6,452
Wells Fargo & Co.	52,020	3,489

	Shares	Value
Communication (1.2%)
Comcast Corp.–Class A † ‡	208,838	$6,837
EchoStar Communications Corp.–Class A ‡	92,100	2,838
Communications Equipment (1.6%)
Lucent Technologies, Inc. ‡	573,300	1,387
Motorola, Inc.	241,300	4,862
Nokia Corp., ADR	320,300	6,489
Computer & Data Processing Services (1.5%)
Microsoft Corp.	505,700	11,783
Computer & Office Equipment (2.5%)
Cisco Systems, Inc. ‡	295,600	5,773
Dell, Inc. ‡	187,400	4,574
International Business Machines Corp.	117,400	9,019
Diversified (1.4%)
Honeywell International, Inc.	274,000	11,042
Electric Services (3.4%)
Duke Energy Corp.	276,800	8,130
FirstEnergy Corp.	94,050	5,098
Pinnacle West Capital Corp.	46,700	1,864
Progress Energy, Inc. †	131,000	5,616
TECO Energy, Inc.	96,700	1,445
Xcel Energy, Inc. †	242,300	4,647
Electric, Gas & Sanitary Services (2.7%)
Entergy Corp.	81,600	5,773
NiSource, Inc. †	366,800	8,011
Waste Management, Inc.	196,962	7,067
Electronic & Other Electric Equipment (4.2%)
Cooper Industries, Ltd.–Class A	58,207	5,409
General Electric Co.	664,450	21,900
Sony Corp.	127,000	5,610
Electronic Components & Accessories (1.6%)
Analog Devices, Inc.	147,000	4,725
Intel Corp.	198,000	3,752
Tyco International, Ltd.	143,700	3,952
Fabricated Metal Products (0.6%)
Fortune Brands, Inc.	66,100	4,694
Food & Kindred Products (2.4%)
Campbell Soup Co.	170,100	6,312
General Mills, Inc.	138,700	7,165
Hercules, Inc. ‡	76,200	1,163
McCormick & Co., Inc.	93,900	3,150
Sara Lee Corp.	39,400	631

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Industrial Machinery & Equipment (1.8%)
Deere & Co.	66,000	$5,510
Eaton Corp.	48,800	3,680
Pall Corp. †	167,700	4,696
Instruments & Related Products (1.5%)
Eastman Kodak Co. †	210,400	5,003
Raytheon Co.	147,200	6,561
Insurance (3.1%)
American International Group, Inc.	146,000	8,621
Chubb Corp.	81,200	4,052
St. Paul Travelers Cos., Inc. (The)	151,410	6,750
UnumProvident Corp.	260,900	4,730
Insurance Agents, Brokers & Service (1.5%)
Marsh & McLennan Cos., Inc.	421,200	11,326
Life Insurance (0.9%)
Lincoln National Corp.	123,666	6,980
Lumber & Other Building Materials (0.5%)
Home Depot, Inc. (The)	97,800	3,500
Medical Instruments & Supplies (0.9%)
Baxter International, Inc.	127,400	4,683
Boston Scientific Corp. ‡	157,200	2,647
Mining (0.7%)
Vulcan Materials Co.	65,400	5,101
Motion Pictures (1.3%)
Time Warner, Inc.	578,400	10,006
Oil & Gas Extraction (3.2%)
Anadarko Petroleum Corp.	133,600	6,371
Royal Dutch Shell PLC–Class A, ADR †	182,800	12,244
Schlumberger, Ltd.	98,000	6,381
Paper & Allied Products (3.5%)
Avery Dennison Corp.	113,600	6,596
International Paper Co.	385,093	12,438
Kimberly-Clark Corp.	82,200	5,072
MeadWestvaco Corp.	124,900	3,488
Personal Services (0.4%)
H&R Block, Inc.	130,400	3,111
Petroleum Refining (6.6%)
BP PLC, ADR	106,974	7,446
Chevron Corp.	237,750	14,755
Exxon Mobil Corp.	238,638	14,640
Hess Corp. †	190,890	10,089
Murphy Oil Corp. †	88,100	4,921

	Shares	Value
Pharmaceuticals (8.2%)
Abbott Laboratories	138,100	$6,023
Bristol-Myers Squibb Co.	216,700	5,604
Johnson & Johnson	141,900	8,503
Lilly (Eli) & Co.	152,900	8,451
MedImmune, Inc. ‡	118,900	3,222
Merck & Co., Inc.	325,400	11,854
Pfizer, Inc.	356,500	8,367
Schering-Plough Corp.	172,400	3,281
Wyeth	192,100	8,531
Primary Metal Industries (0.7%)
Alcoa, Inc.	167,400	5,417
Printing & Publishing (3.8%)
CBS Corp.–Class B	195,000	5,275
Dow Jones & Co., Inc. †	170,800	5,980
McClatchy Co.–Class A †	29,224	1,172
New York Times Co.–Class A †	305,300	7,492
Tribune Co.	305,300	9,901
Radio & Television Broadcasting (0.7%)
Viacom, Inc.–Class B ‡	155,300	5,566
Radio, Television & Computer Stores (0.3%)
RadioShack Corp. †	141,800	1,985
Railroads (2.1%)
Norfolk Southern Corp.	89,000	4,737
Union Pacific Corp.	127,900	11,890
Regional Mall (0.4%)
Simon Property Group, Inc.	39,932	3,312
Retail Trade (1.1%)
Wal-Mart Stores, Inc. †	181,900	8,762
Rubber & Misc. Plastic Products (1.0%)
Newell Rubbermaid, Inc.	297,100	7,674
Security & Commodity Brokers (2.5%)
Charles Schwab Corp. (The)	467,500	7,471
Morgan Stanley	187,200	11,833
Telecommunications (6.1%)
ALLTEL Corp.	123,000	7,851
AT&T, Inc.	455,640	12,708
Qwest Communications International †‡	1,174,000	9,498
Sprint Nextel Corp.	345,700	6,911
TELUS Corp.	41,300	1,703
TELUS Corp. Non Voting Shares	39,200	1,583
Verizon Communications, Inc.	217,642	7,289

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Tobacco Products (0.5%)
UST, Inc.	81,000	$3,660
Toys, Games & Hobbies (0.9%)
Mattel, Inc.	410,300	6,774
Wholesale Trade Nondurable Goods (0.2%)
SYSCO Corp.	61,100	1,867
Total Common Stocks (cost: $622,699)		750,711
	Principal	Value
SECURITY LENDING COLLATERAL (6.6%)
Debt (5.7%)
Bank Notes (0.2%)
Bank of America 5.27%, due 07/14/2006 *	$320	$320
5.31%, due 08/10/2006 *	737	737
Certificates Of Deposit (0.1%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	801	801
Commercial Paper (1.1%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	318	318
5.27%, due 07/20/2006	641	641
Clipper Receivables Corp. 5.12%, due 07/05/2006	795	795
CRC Funding LLC–144A 5.28%, due 07/21/2006	801	801
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	958	958
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	954	954
Grampian Funding LLC–144A 5.32%, due 07/21/2006	475	475
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	666	666
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	801	801
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006	1,601	1,601
5.31%, due 07/13/2006	801	801
Euro Dollar Overnight (0.4%)
Fortis Bank 5.09%, due 07/05/2006	1,602	1,602
Harris NA 5.08%, due 07/05/2006	961	961
Svenska Handlesbanken 5.29%, due 07/03/2006	646	646

	Principal	Value
Euro Dollar Terms (1.0%)
Abbey National PLC 5.10%, due 07/10/2006	$2,403	$2,403
Barclays 5.15%, due 08/01/2006	1,602	1,602
Calyon 5.30%, due 08/08/2006	481	481
Dexia Group 5.30%, due 08/09/2006	801	801
Toronto Dominion Bank 5.30%, due 07/26/2006	961	961
UBS AG 5.25%, due 07/21/2006	1,602	1,602
Repurchase Agreements (2.9%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $728 on 07/03/2006	728	728
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $9,387 on 07/03/2006	9,383	9,383
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $1,145 on 07/03/2006	1,145	1,145
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $7,268 on 07/03/2006	7,265	7,265
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $3,451 on 07/03/2006	3,450	3,450
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $899 on 07/03/2006	899	899
	Shares	Value
Investment Companies (0.9%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	2,714,059	$2,714
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	741,762	742
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	3,435,841	3,436
Total Security Lending Collateral (cost: $51,490)		51,490
Total Investment Securities (cost: $676,589) #		$805,196

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $46,962.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $23,620, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $677,574. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $154,205 and $26,583, respectively. Net unrealized appreciation for tax purposes is $127,622.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $8,016 or 1.0% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

T. Rowe Price Equity Income

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $676,589) (including securities loaned of $46,962)	$805,196
Cash	25,047
Receivables:
Investment securities sold	1,030
Shares sold	18
Interest	135
Income from loaned securities	1
Dividends	1,166
Dividend reclaims receivable	37
832,630
Liabilities:
Investment securities purchased	370
Accounts payable and accrued liabilities:
Shares redeemed	378
Management and advisory fees	470
Service fees	4
Administration fees	13
Payable for collateral for securities on loan	51,490
Other	42
52,767
Net Assets	$779,863
Net Assets Consist of:
Capital stock ($.01 par value)	$369
Additional paid-in capital	515,186
Distributable net investment income (loss)	21,654
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	114,046
Net unrealized appreciation (depreciation) on:
Investment securities	128,607
Translation of assets and liabilities denominated in foreign currencies	1
Net Assets	$779,863
Net Assets by Class:
Initial Class	$757,962
Service Class	21,901
Shares Outstanding:
Initial Class	35,888
Service Class	1,034
Net Asset Value and Offering Price Per Share:
Initial Class	$21.12
Service Class	21.17

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $64)	$9,577
Interest	470
Income from loaned securities–net	62
10,109
Expenses:
Management and advisory fees	2,998
Printing and shareholder reports	44
Custody fees	49
Administration fees	81
Legal fees	9
Audit fees	8
Trustees fees	14
Service fees:
Service Class	28
Other	9
Total expenses	3,240
Net Investment Income (Loss)	6,869
Net Realized Gain (Loss) from:
Investment securities	27,843
Foreign currency transactions	(4)
27,839
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	5,801
Translation of assets and liabilities denominated in foreign currencies	4
5,805
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	33,644
Net Increase (Decrease) in Net Assets Resulting from Operations	$40,513

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

T. Rowe Price Equity Income

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$6,869	$14,861
Net realized gain (loss) from investment securities and foreign currency transactions	27,839	87,375
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	5,805	(63,844)
	40,513	38,392
Distributions to Shareholders:
From net investment income:
Initial Class	–	(16,467)
Service Class	–	(324)
	–	(16,791)
From net realized gains:
Initial Class	–	(69,908)
Service Class	–	(1,440)
	–	(71,348)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	8,796	56,389
Service Class	3,135	12,856
	11,931	69,245
Dividends and distributions reinvested:
Initial Class	–	86,376
Service Class	–	1,763
	–	88,139
Cost of shares redeemed:
Initial Class	(92,368)	(211,932)
Service Class	(3,841)	(3,824)
	(96,209)	(215,756)
	(84,278)	(58,372)
Net increase (decrease) in net assets	(43,765)	(108,119)
Net Assets:
Beginning of period	823,628	931,747
End of period	$779,863	$823,628
Distributable Net Investment Income (Loss)	$21,654	$14,785

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	421	2,686
Service Class	149	615
	570	3,301
Shares issued–reinvested from distributions:
Initial Class	–	4,396
Service Class	–	89
	–	4,485
Shares redeemed:
Initial Class	(4,403)	(10,358)
Service Class	(183)	(185)
	(4,586)	(10,543)
Net increase (decrease) in shares outstanding:
Initial Class	(3,982)	(3,276)
Service Class	(34)	519
	(4,016)	(2,757)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

T. Rowe Price Equity Income

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$20.12	$0.18	$0.82	$1.00	$–	$–	$–	$21.12
	12/31/2005	21.32	0.33	0.50	0.83	(0.39)	(1.64)	(2.03)	20.12
	12/31/2004	18.96	0.31	2.45	2.76	(0.26)	(0.14)	(0.40)	21.32
	12/31/2003	15.29	0.30	3.59	3.89	(0.12)	(0.10)	(0.22)	18.96
	12/31/2002	18.09	0.28	(2.58)	(2.30)	(0.18)	(0.32)	(0.50)	15.29
	12/31/2001	19.52	0.24	0.24	0.48	(0.35)	(1.56)	(1.91)	18.09
Service Class	6/30/2006	20.19	0.15	0.83	0.98	–	–	–	21.17
	12/31/2005	21.42	0.28	0.50	0.78	(0.37)	(1.64)	(2.01)	20.19
	12/31/2004	19.05	0.29	2.43	2.72	(0.21)	(0.14)	(0.35)	21.42
	12/31/2003	15.62	0.19	3.35	3.54	(0.01)	(0.10)	(0.11)	19.05

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2006	4.97%	$757,962	0.79%	1.70%	5%
	12/31/2005	4.11	802,067	0.79	1.60	22
	12/31/2004	14.81	919,982	0.78	1.57	22
	12/31/2003	25.59	1,058,801	0.78	1.80	14
	12/31/2002	(12.81)	520,204	0.85	1.72	12
	12/31/2001	2.17	289,420	0.90	1.48	19
Service Class	6/30/2006	4.85	21,901	1.04	1.46	5
	12/31/2005	3.81	21,561	1.04	1.37	22
	12/31/2004	14.56	11,765	1.04	1.45	22
	12/31/2003	22.74	1,476	1.03	1.64	14

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  T. Rowe Price Equity Income (the "Fund") share classes commenced operations as follows:

Initial Class – January 3, 1995
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

T. Rowe Price Equity Income

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. T. Rowe Price Equity Income (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $5 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

T. Rowe Price Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $27, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$17,974	2.30%
Asset Allocation – Growth Portfolio	85	0.01%
Asset Allocation – Moderate Growth Portfolio	89,582	11.49%
Asset Allocation – Moderate Portfolio	71,305	9.14%
Total	$178,946	22.94%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $250 million of ANA
0.74% of the next $250 million of ANA
0.75% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.88% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

The sub-adviser, T. Rowe Price Associates, Inc., has agreed to a pricing discount based on aggregate assets that it manages in ATST. The amount of the discount received by the Fund at June 30, 2006 was $23.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

T. Rowe Price Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $39.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$40,160
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	119,096
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, REITs, foreign currency transactions and post October currency loss deferral.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

11

T. Rowe Price Growth Stock

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,005.30	0.86%	$4.28
Hypothetical (b)	1,000.00	1,020.53	0.86	4.31
Service Class
Actual	1,000.00	1,004.04	1.11	5.52
Hypothetical (b)	1,000.00	1,019.29	1.11	5.56

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.5%)
Aerospace (0.5%)
General Dynamics Corp.	22,100	$1,447
Air Transportation (0.7%)
Southwest Airlines Co.	119,100	1,950
Apparel & Accessory Stores (1.8%)
Kohl's Corp. ‡	86,200	5,096
Beverages (1.0%)
PepsiCo, Inc.	47,500	2,852
Business Services (1.1%)
eBay, Inc. ‡	42,200	1,236
First Data Corp.	40,200	1,811
Chemicals & Allied Products (2.2%)
Monsanto Co.	24,500	2,063
Procter & Gamble Co.	53,157	2,956
Reckitt Benckiser PLC	36,400	1,360
Commercial Banks (7.9%)
Anglo Irish Bank Corp. PLC	145,100	2,256
Citigroup, Inc.	108,808	5,249
Erste Bank der Oesterreichischen Sparkassen AG	34,400	1,935
Northern Trust Corp.	40,900	2,262
State Street Corp.	50,500	2,934
UBS AG	58,500	6,399
UniCredito Italiano SpA (a)†	235,100	1,838
Communication (1.3%)
Crown Castle International Corp. ‡†	96,500	3,333
EchoStar Communications Corp.–Class A ‡	15,900	490
Communications Equipment (2.9%)
Corning, Inc. ‡	109,200	2,642
Nokia Oyj †	130,400	2,661
QUALCOMM, Inc.	15,900	637
Telefonaktiebolaget LM Ericsson–Class B	744,000	2,458
Computer & Data Processing Services (9.4%)
Adobe Systems, Inc. ‡	34,700	1,054
Affiliated Computer Services, Inc.–Class A ‡†	23,400	1,208
Amdocs, Ltd. ‡	60,300	2,207
Automatic Data Processing, Inc.	80,500	3,651
Google, Inc.–Class A ‡	6,900	2,893
Infosys Technologies, Ltd.	10,600	709
Intuit, Inc. ‡	33,800	2,041
Juniper Networks, Inc. ‡†	93,400	1,493
Microsoft Corp.	262,000	6,105

	Shares	Value
Computer & Data Processing Services (continued)
Oracle Corp. ‡†	158,100	$2,291
Yahoo!, Inc. ‡	107,100	3,534
Computer & Office Equipment (2.5%)
Apple Computer, Inc. ‡	19,000	1,085
Cisco Systems, Inc. ‡	109,600	2,140
Dell, Inc. ‡	70,600	1,723
EMC Corp. ‡	198,500	2,178
Department Stores (0.2%)
Wal-Mart de Mexico SA, Sponsored ADR †	23,900	671
Drug Stores & Proprietary Stores (0.9%)
Walgreen Co.	57,300	2,569
Electronic & Other Electric Equipment (4.9%)
General Electric Co.	335,600	11,061
Harman International Industries, Inc.	20,300	1,733
Samsung Electronics Co., Ltd.	2,280	1,449
Electronic Components & Accessories (4.4%)
Analog Devices, Inc.	66,900	2,150
Intel Corp.	85,400	1,618
Marvell Technology Group, Ltd. ‡†	56,900	2,522
Maxim Integrated Products, Inc.	98,800	3,172
Texas Instruments, Inc.	39,100	1,184
Xilinx, Inc.	86,600	1,962
Entertainment (0.4%)
International Game Technology	33,300	1,263
Health Services (2.7%)
Caremark Rx, Inc.	108,700	5,421
Quest Diagnostics, Inc. †	37,300	2,235
Hotels & Other Lodging Places (1.0%)
MGM Mirage, Inc. ‡†	20,600	840
Wynn Resorts, Ltd. ‡†	28,200	2,067
Industrial Machinery & Equipment (2.3%)
Applied Materials, Inc.	95,800	1,560
Baker Hughes, Inc.	43,800	3,585
Deere & Co.	16,500	1,378
Instruments & Related Products (2.5%)
Alcon, Inc.	4,900	483
Danaher Corp.	81,600	5,249
Garmin, Ltd. †	13,500	1,423
Insurance (5.0%)
American International Group, Inc.	86,800	5,126
UnitedHealth Group, Inc.	147,500	6,605
WellPoint, Inc. ‡	38,200	2,780

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Insurance Agents, Brokers & Service (1.9%)
Hartford Financial Services Group, Inc. (The)	21,900	$1,853
Humana, Inc. ‡	52,700	2,830
Marsh & McLennan Cos., Inc.	30,700	826
Life Insurance (0.6%)
Prudential Financial, Inc.	21,200	1,647
Lumber & Other Building Materials (1.1%)
Home Depot, Inc. (The)	91,800	3,286
Management Services (1.7%)
Accenture, Ltd.–Class A	169,800	4,809
Medical Instruments & Supplies (2.7%)
Medtronic, Inc.	73,000	3,425
St. Jude Medical, Inc. ‡†	41,600	1,349
Stryker Corp.	26,000	1,095
Zimmer Holdings, Inc. ‡	33,700	1,911
Metal Mining (1.2%)
BHP Billiton, Ltd.	156,800	3,378
Mortgage Bankers & Brokers (0.8%)
Countrywide Financial Corp.	57,700	2,197
Motion Pictures (0.2%)
Time Warner, Inc.	29,900	517
Oil & Gas Extraction (3.2%)
Schlumberger, Ltd.	83,500	5,437
Total SA	57,200	3,763
Personal Credit Institutions (1.6%)
SLM Corp.	85,600	4,530
Petroleum Refining (1.8%)
Exxon Mobil Corp.	51,690	3,171
Murphy Oil Corp. †	36,000	2,011
Pharmaceuticals (7.4%)
Amgen, Inc. ‡	65,900	4,299
Genentech, Inc. ‡	30,700	2,511
Gilead Sciences, Inc. ‡	33,200	1,964
Johnson & Johnson	21,200	1,270
Medco Health Solutions, Inc. ‡	28,600	1,638
Novartis AG	60,000	3,242
Pfizer, Inc.	45,695	1,072
Roche Holding AG-Genusschein	15,100	2,491
Sepracor, Inc. ‡†	24,400	1,394
Wyeth	34,900	1,550
Radio & Television Broadcasting (2.9%)
Grupo Televisa SA, Sponsored ADR	75,700	1,462
Liberty Media Holding Corp.– Capital–Class A ‡	19,087	1,599

	Shares	Value
Radio & Television Broadcasting (continued)
Liberty Media Holding Corp.– Interactive–Class A ‡	107,939	$1,863
Univision Communications, Inc.–Class A ‡	33,600	1,126
Viacom, Inc.–Class B ‡	66,800	2,394
Radio, Television & Computer Stores (0.4%)
Best Buy Co., Inc.	18,550	1,017
Residential Building Construction (0.7%)
Lennar Corp.–Class A †	45,400	2,014
Retail Trade (4.1%)
Amazon.com, Inc. ‡†	31,600	1,222
Petsmart, Inc.	85,100	2,179
Target Corp.	48,400	2,365
Wal-Mart Stores, Inc.	125,400	6,041
Rubber & Misc. Plastic Products (0.9%)
NIKE, Inc.–Class B	32,400	2,624
Security & Commodity Brokers (6.4%)
American Express Co.	92,000	4,896
Ameritrade Holding Corp.	49,400	732
Charles Schwab Corp. (The)	141,000	2,253
E*TRADE Financial Corp. ‡	66,900	1,527
Franklin Resources, Inc.	16,700	1,450
Goldman Sachs Group, Inc. (The)	12,900	1,941
Housing Development Finance Corp.	20,000	491
Legg Mason, Inc.	24,600	2,448
Merrill Lynch & Co., Inc.	37,400	2,602
Telecommunications (3.0%)
America Movil SA de CV–Class L, ADR	85,600	2,847
Bharti Televentures ‡	212,100	1,705
Rogers Communications, Inc.–Class B †	47,700	1,927
TELUS Corp.	23,700	977
TELUS Corp. Non Voting Shares	27,100	1,094
Water Transportation (0.9%)
Carnival Corp.	61,000	2,546
Wholesale Trade Nondurable Goods (0.4%)
SYSCO Corp.	35,800	1,094
Total Common Stocks (cost: $246,961)		286,185
	Principal	Value
SECURITY LENDING COLLATERAL (8.6%)
Debt (7.5%)
Bank Notes (0.2%)
Bank of America 5.27%, due 07/14/2006 *	$154	$154
5.31%, due 08/10/2006 *	354	354

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Certificates Of Deposit (0.1%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	$385	$385
Commercial Paper (1.5%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	153	153
5.27%, due 07/20/2006	308	308
Clipper Receivables Corp. 5.12%, due 07/05/2006	382	382
CRC Funding LLC–144A 5.28%, due 07/21/2006	385	385
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	460	460
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	459	459
Grampian Funding LLC–144A 5.32%, due 07/21/2006	228	228
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	320	320
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	385	385
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006	769	769
5.31%, due 07/13/2006	385	385
Euro Dollar Overnight (0.6%)
Fortis Bank 5.09%, due 07/05/2006	770	770
Harris NA 5.08%, due 07/05/2006	462	462
Svenska Handlesbanken 5.29%, due 07/03/2006	310	310
Euro Dollar Terms (1.3%)
Abbey National PLC 5.10%, due 07/10/2006	1,155	1,155
Barclays 5.15%, due 08/01/2006	770	770
Calyon 5.30%, due 08/08/2006	231	231
Dexia Group 5.30%, due 08/09/2006	385	385
Toronto Dominion Bank 5.30%, due 07/26/2006	462	462
UBS AG 5.25%, due 07/21/2006	770	770

	Principal	Value
Repurchase Agreements (3.8%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $350 on 07/03/2006	$350	$350
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $4,512 on 07/03/2006	4,510	4,510
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $550 on 07/03/2006	550	550
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $3,493 on 07/03/2006	3,492	3,492
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $1,659 on 07/03/2006	1,658	1,658
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $432 on 07/03/2006	432	432
	Shares	Value
Investment Companies (1.1%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	1,304,389	$1,304
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	356,494	357
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	1,651,281	1,651
Total Security Lending Collateral (cost: $24,746)		24,746
Total Investment Securities (cost: $271,707) #		$310,931

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

(a)  Passive Foreign Investment Company.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $23,824.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $11,352, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $272,535. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $47,256 and $8,860, respectively. Net unrealized appreciation for tax purposes is $38,396.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $3,852 or 1.3% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

T. Rowe Price Growth Stock

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $271,707) (including securities loaned of $23,824)	$310,931
Cash	1,575
Receivables:
Investment securities sold	245
Shares sold	1
Interest	9
Income from loaned securities	5
Dividends	282
Dividend reclaims receivable	29
313,077
Liabilities:
Investment securities purchased	282
Accounts payable and accrued liabilities:
Shares redeemed	248
Management and advisory fees	184
Service fees	1
Administration fees	5
Payable for collateral for securities on loan	24,746
Other	26
25,492
Net Assets	$287,585
Net Assets Consist of:
Capital stock ($.01 par value)	$125
Additional paid-in capital	222,608
Distributable net investment income (loss)	1,644
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	23,983
Net unrealized appreciation (depreciation) on:
Investment securities	39,224
Translation of assets and liabilities denominated in foreign currencies	1
Net Assets	$287,585
Net Assets by Class:
Initial Class	$282,997
Service Class	4,588
Shares Outstanding:
Initial Class	12,323
Service Class	201
Net Asset Value and Offering Price Per Share:
Initial Class	$22.97
Service Class	22.82

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $82)	$2,102
Interest	117
Income from loaned securities–net	85
2,304
Expenses:
Management and advisory fees	1,208
Printing and shareholder reports	20
Custody fees	35
Administration fees	31
Legal fees	3
Audit fees	8
Trustees fees	5
Service fees:
Service Class	6
Other	3
Total expenses	1,319
Net Investment Income (Loss)	985
Net Realized Gain (Loss) from:
Investment securities	13,855
Foreign currency transactions	(66)
13,789
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(12,673)
Translation of assets and liabilities denominated in foreign currencies	(1)
(12,674)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	1,115
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,100

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

T. Rowe Price Growth Stock

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$985	$811
Net realized gain (loss) from investment securities and foreign currency transactions	13,789	28,596
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	(12,674)	(10,929)
	2,100	18,478
Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,558)
Service Class	–	(20)
	–	(1,578)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	3,158	18,296
Service Class	787	2,738
	3,945	21,034
Dividends and distributions reinvested:
Initial Class	–	1,558
Service Class	–	20
	–	1,578
Cost of shares redeemed:
Initial Class	(34,172)	(58,107)
Service Class	(432)	(1,760)
	(34,604)	(59,867)
	(30,659)	(37,255)
Net increase (decrease) in net assets	(28,559)	(20,355)
Net Assets:
Beginning of period	316,144	336,499
End of period	$287,585	$316,144
Distributable Net Investment Income (Loss)	$1,644	$659

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	134	852
Service Class	34	129
	168	981
Shares issued–reinvested from distributions:
Initial Class	–	72
Service Class	–	1
	–	73
Shares redeemed:
Initial Class	(1,462)	(2,693)
Service Class	(19)	(82)
	(1,481)	(2,775)
Net increase (decrease) in shares outstanding:
Initial Class	(1,328)	(1,769)
Service Class	15	48
	(1,313)	(1,721)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

T. Rowe Price Growth Stock

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations				Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$22.85	$0.08		$0.04	$0.12	$–	$–	$–	$22.97
	12/31/2005	21.63	0.06		1.27	1.33	(0.11)	–	(0.11)	22.85
	12/31/2004	19.72	0.11		1.83	1.94	(0.03)	–	(0.03)	21.63
	12/31/2003	15.09	0.03		4.61	4.64	(0.01)	–	(0.01)	19.72
	12/31/2002	19.56	0.02		(4.48)	(4.46)	(0.01)	–	(0.01)	15.09
	12/31/2001	25.62	0.02		(2.37)	(2.35)	–	(3.71)	(3.71)	19.56
Service Class	6/30/2006	22.73	0.05		0.04	0.09	–	–	–	22.82
	12/31/2005	21.55	–	(h)	1.27	1.27	(0.09)	–	(0.09)	22.73
	12/31/2004	19.70	0.09		1.79	1.88	(0.03)	–	(0.03)	21.55
	12/31/2003	16.08	–	(h)	3.62	3.62	–	–	–	19.70

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (f)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	0.53%	$282,997	0.86%	0.86%	0.65%	21%
	12/31/2005	6.16	311,913	0.86	0.86	0.26	38
	12/31/2004	9.86	333,533	0.84	0.84	0.53	38
	12/31/2003	30.76	325,035	0.84	0.84	0.20	38
	12/31/2002	(22.81)	222,912	0.87	0.92	0.12	48
	12/31/2001	(10.04)	229,751	0.91	0.93	0.11	67
Service Class	6/30/2006	0.40	4,588	1.11	1.11	0.39	21
	12/31/2005	5.90	4,231	1.11	1.11	– (h)	38
	12/31/2004	9.56	2,966	1.10	1.10	0.47	38
	12/31/2003	22.51	678	1.12	1.12	0.01	38

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  T. Rowe Price Growth Stock (the "Fund") share classes commenced operations as follows:

Initial Class – January 3, 1995
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2006 and the years ended December 31, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

(h)  Rounds to less than $0.01 or 0.01%.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

T. Rowe Price Growth Stock

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. T. Rowe Price Growth Stock (the "Fund") is a part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $11 are included in net realized gains in the Statement of Operations.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

T. Rowe Price Growth Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $36, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.   RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.775% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.89% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

The sub-adviser, T. Rowe Price Associates, Inc., has agreed to a pricing discount based on aggregate assets that it manages in ATST. The amount of the discount received by the Fund at June 30, 2006 was $9.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

T. Rowe Price Growth Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $14.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$63,161
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	85,566
U.S. Government	–

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions and post October loss deferrals.

NOTE 5.   REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

11

T. Rowe Price Small Cap

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,000.90	0.82%	$4.07
Hypothetical (b)	1,000.00	1,020.73	0.82	4.11
Service Class
Actual	1,000.00	999.10	1.07	5.30
Hypothetical (b)	1,000.00	1,019.49	1.07	5.36

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.3%)
Air Transportation (1.9%)
Airtran Holdings, Inc. ‡†	21,500	$319
Republic Airways Holdings, Inc. ‡	119,300	2,030
Skywest, Inc.	123,900	3,073
Amusement & Recreation Services (1.0%)
International Speedway Corp.–Class A	3,500	162
Station Casinos, Inc.	25,400	1,729
WMS Industries, Inc. ‡†	35,800	981
Apparel & Accessory Stores (1.8%)
Charlotte Russe Holding, Inc. ‡	22,400	536
Christopher & Banks Corp.	38,900	1,128
Citi Trends, Inc. ‡†	27,800	1,187
Pacific Sunwear of California, Inc. ‡†	49,093	880
Ross Stores, Inc.	20,100	564
Urban Outfitters, Inc. ‡†	44,200	773
Apparel Products (1.0%)
Gymboree Corp. ‡	43,200	1,502
Quiksilver, Inc. ‡	102,500	1,248
Auto Repair, Services & Parking (0.3%)
Dollar Thrifty Automotive Group ‡	20,100	906
Automotive (0.9%)
LKQ Corp. ‡	15,500	294
Oshkosh Truck Corp.	51,022	2,425
Automotive Dealers (1.1%)
MarineMax, Inc. ‡†	44,300	1,162
O'Reilly Automotive, Inc. ‡	66,600	2,077
Beverages (0.2%)
Boston Beer Co., Inc.–Class A ‡	19,900	583
Business Services (3.4%)
Administaff, Inc.	14,400	516
ChoicePoint, Inc. ‡†	33,500	1,399
Computer Programs & Systems, Inc.	81,100	3,241
Getty Images, Inc. ‡†	17,600	1,118
Heartland Payment Systems, Inc. ‡†	5,700	159
Iron Mountain, Inc. ‡	24,450	914
Jupitermedia Corp. ‡†	22,100	287
MoneyGram International, Inc.	50,300	1,708
WebSideStory, Inc. ‡	37,100	453
Chemicals & Allied Products (0.2%)
Parlux Fragrances, Inc. ‡†	35,200	341
VeraSun Energy Corp. ‡†	6,000	157

	Shares	Value
Commercial Banks (2.4%)
Boston Private Financial Holdings, Inc.	30,000	$837
CapitalSource, Inc. †	14,361	337
East-West Bancorp, Inc.	47,700	1,808
Investors Financial Services Corp.l	13,800	620
Pinnacle Financial Partners, Inc. ‡	18,900	575
PrivateBancorp, Inc. †	12,400	513
SVB Financial Group ‡†	12,400	564
UCBH Holdings, Inc.	79,100	1,308
Virginia Commerce Bancorp ‡	14,700	351
Communication (0.7%)
Global Payments, Inc.	30,620	1,487
Syniverse Holdings, Inc. ‡	28,700	422
Communications Equipment (0.8%)
Inter-Tel, Inc.	57,400	1,209
Plantronics, Inc.	34,200	760
Polycom, Inc. ‡	15,312	336
Computer & Data Processing Services (11.8%)
Activision, Inc. ‡	67,010	763
Actuate Corp. ‡	141,500	572
Agile Software Corp. ‡	71,800	455
Ansys, Inc. ‡	8,600	411
Avocent Corp. ‡	14,050	369
CACI International, Inc.–Class A ‡	22,800	1,330
CNET Networks, Inc. ‡†	94,500	754
Cognex Corp.	46,000	1,197
Cognizant Technology Solutions Corp. ‡	22,600	1,523
Cybersource Corp. ‡	100,400	1,175
Digital Insight Corp. ‡	35,600	1,221
Digital River, Inc. ‡†	18,700	755
Epicor Software Corp. ‡	36,700	386
F5 Networks, Inc. ‡†	28,100	1,503
Factset Research Systems, Inc.	23,750	1,123
Fair Isaac Corp. †	28,634	1,040
Filenet Corp. ‡	19,700	530
Global Cash Access, Inc. ‡	31,800	497
Hyperion Solutions Corp. ‡	53,750	1,483
Informatica Corp. ‡	125,300	1,649
Inforte Corp. ‡	201,900	957
Jack Henry & Associates, Inc.	27,300	537
Kenexa Corp. ‡	81,000	2,580
MTC Technologies, Inc. ‡	39,900	943
NAVTEQ Corp. ‡	20,100	898
NCI, Inc.–Class A ‡	103,300	1,353
Ninetowns Digital World Trade Holdings, Ltd., ADR ‡	63,400	319

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Computer & Data Processing Services (continued)
Open Solutions, Inc. ‡†	22,300	$593
Quest Software, Inc. ‡	36,000	505
Radiant Systems, Inc. ‡	105,250	1,112
Red Hat, Inc. ‡†	37,200	870
RightNow Technologies, Inc. ‡†	63,900	1,066
SI International, Inc. ‡	3,600	110
SRA International, Inc.–Class A ‡	48,700	1,297
Taleo Corp.–Class A ‡	67,200	792
Websense, Inc. ‡	55,600	1,142
Witness Systems, Inc. ‡†	6,300	127
Computer & Office Equipment (1.3%)
Rackable Systems, Inc. ‡	15,400	608
ScanSource, Inc. ‡	41,400	1,214
Scientific Games Corp.–Class A ‡	4,300	153
Symbol Technologies, Inc.	48,000	518
Zebra Technologies Corp.–Class A ‡	37,725	1,289
Construction (0.4%)
Insituform Technologies, Inc.–Class A ‡†	17,800	407
MDC Holdings, Inc. †	14,695	763
Drug Stores & Proprietary Stores (0.2%)
Drugstore.Com, Inc. ‡	179,400	520
Educational Services (0.8%)
ITT Educational Services, Inc. ‡	37,000	2,435
Electric, Gas & Sanitary Services (0.9%)
Stericycle, Inc. ‡	23,600	1,536
Waste Connections, Inc. ‡	26,950	981
Electronic & Other Electric Equipment (0.7%)
Aeroflex, Inc. ‡	134,800	1,573
Harman International Industries, Inc.	5,700	487
Electronic Components & Accessories (8.4%)
Advanced Energy Industries, Inc. ‡	110,200	1,459
ATMI, Inc. ‡†	31,200	768
Ceradyne, Inc. ‡†	58,400	2,890
Color Kinetics, Inc. ‡†	91,900	1,738
Cymer, Inc. ‡†	39,600	1,840
Dolby Laboratories, Inc.–Class A ‡	35,100	818
Exar Corp. ‡	34,700	460
Integrated Device Technology, Inc. ‡	69,520	986
Intersil Corp.–Class A	54,860	1,275
Micrel, Inc. ‡	64,300	644
Microchip Technology, Inc.	6,637	223
Microsemi Corp. ‡†	55,200	1,346
Omnivision Technologies, Inc. ‡†	26,500	560
ON Semiconductor Corp. ‡†	252,300	1,484

	Shares	Value
Electronic Components & Accessories (continued)
Pericom Semiconductor Corp. ‡	32,100	$266
Semtech Corp. ‡	68,100	984
Spansion LLC–Class A ‡†	32,300	515
Triquint Semiconductor, Inc. ‡	58,361	260
TTM Technologies, Inc. ‡	130,400	1,887
Varian Semiconductor Equipment Associates, Inc. ‡	56,450	1,841
Virage Logic Corp. ‡	62,900	591
Zoran Corp. ‡	60,382	1,470
Fabricated Metal Products (0.3%)
Simpson Manufacturing Co., Inc. †	22,600	815
Furniture & Home Furnishings Stores (0.2%)
Williams-Sonoma, Inc. †	19,100	650
Health Services (4.2%)
Amedisys, Inc. ‡†	13,700	519
Amsurg Corp. ‡†	22,100	503
Community Health Systems, Inc. ‡	17,600	647
Coventry Health Care, Inc. ‡	28,650	1,574
DaVita, Inc. ‡	39,400	1,958
Gentiva Health Services, Inc. ‡	34,000	545
Human Genome Sciences, Inc. ‡†	32,500	348
LCA-Vision, Inc. †	4,000	212
LifePoint Hospitals, Inc. ‡	19,800	636
Manor Care, Inc. †	17,500	821
Matria Healthcare, Inc. ‡†	29,150	624
Omnicare, Inc. †	28,600	1,356
Option Care, Inc.	19,400	232
Symbion, Inc. ‡†	40,600	843
Triad Hospitals, Inc. ‡	11,200	443
United Surgical Partners International, Inc. ‡	26,800	806
Holding & Other Investment Offices (0.9%)
Affiliated Managers Group ‡†	26,900	2,337
Harris & Harris Group, Inc. ‡†	24,800	274
Hotels & Other Lodging Places (0.2%)
Orient-Express Hotels, Ltd.	16,900	656
Industrial Machinery & Equipment (2.7%)
Actuant Corp.–Class A †	43,900	2,193
Bucyrus International, Inc.–Class A	3,400	172
Entegris, Inc. ‡	64,700	617
FMC Technologies, Inc. ‡	15,900	1,073
Kaydon Corp.	25,500	951
Kennametal, Inc.	8,200	510
Manitowoc Co.	12,600	561
Oil States International, Inc. ‡	48,900	1,676

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Instruments & Related Products (3.4%)
Anaren, Inc. ‡	14,800	$303
Cohu, Inc.	35,100	616
Dionex Corp. ‡	6,150	336
DRS Technologies, Inc. †	10,910	532
FLIR Systems, Inc. ‡†	63,100	1,392
Fossil, Inc. ‡	22,812	411
Herley Industries, Inc. ‡	10,400	117
II-VI, Inc. ‡	30,500	558
Input/Output, Inc. ‡†	42,300	400
Itron, Inc. ‡†	28,700	1,701
Mine Safety Appliances Co. †	33,400	1,343
Sonic Solutions, Inc. ‡†	29,400	485
Teledyne Technologies, Inc. ‡	23,900	783
United Industrial Corp./New York	11,100	502
Varian, Inc. ‡	10,200	423
Insurance (0.7%)
Healthspring, Inc. ‡	5,900	111
Max Reinsurance Capital, Ltd.	22,600	494
Stancorp Financial Group, Inc.	27,600	1,405
Insurance Agents, Brokers & Service (0.2%)
Brown & Brown, Inc.	21,100	617
Leather & Leather Products (0.1%)
Timberland Co.–Class A ‡	12,400	324
Lumber & Other Building Materials (0.2%)
Beacon Roofing Supply, Inc. ‡	21,900	482
Drew Industries, Inc. ‡	4,700	152
Management Services (2.7%)
Corporate Executive Board Co.	38,400	3,848
Digitas, Inc. ‡	58,600	681
Navigant Consulting, Inc. ‡	58,300	1,320
Resources Connection, Inc. ‡	77,000	1,927
Manufacturing Industries (0.5%)
Shuffle Master, Inc. ‡†	46,850	1,536
Medical Instruments & Supplies (6.8%)
American Medical Systems Holdings, Inc. ‡†	52,800	879
Armor Holdings, Inc. ‡†	26,400	1,447
Arthocare Corp. ‡†	27,500	1,155
Aspect Medical Systems, Inc. ‡†	65,300	1,139
Cyberoptics Corp. ‡	160,500	2,077
DENTSPLY International, Inc.	14,500	879
Hologic, Inc. ‡	57,400	2,833
ICU Medical, Inc. ‡	24,700	1,043
Integra LifeSciences Holdings Corp. ‡†	8,000	310
Kyphon, Inc. ‡†	46,600	1,788

	Shares	Value
Medical Instruments & Supplies (continued)
Mentor Corp.	9,400	$409
Orbotech, Ltd. ‡	27,200	624
Respironics, Inc. ‡	57,600	1,971
SonoSite, Inc. ‡†	4,200	164
Steris Corp.	50,600	1,157
Techne Corp. ‡	18,300	932
Thoratec Corp. ‡	51,500	714
Mining (0.4%)
Florida Rock Industries, Inc. †	6,800	338
Foundation Coal Holdings, Inc.	17,200	807
Motion Pictures (0.9%)
Avid Technology, Inc. ‡†	59,479	1,982
Macrovision Corp. ‡	34,500	742
Oil & Gas Extraction (8.2%)
Acergy SA, Sponsored ADR ‡	26,100	399
Atwood Oceanics, Inc. ‡†	11,000	546
Bill Barrett Corp. ‡†	58,600	1,735
Bois d'Arc Energy, Inc. ‡†	70,000	1,153
Bronco Drilling Co., Inc. ‡	56,100	1,172
Cabot Oil & Gas Corp.	40,800	1,999
Comstock Resources, Inc. ‡	80,100	2,392
Forest Oil Corp. ‡	22,100	733
Global Industries, Ltd. ‡	77,400	1,293
Grey Wolf, Inc. ‡†	51,800	399
Helix Energy Solutions Group, Inc. ‡†	58,200	2,349
Helmerich & Payne, Inc.	10,400	627
KCS Energy, Inc. ‡	24,600	731
Mariner Energy, Inc. ‡	27,718	509
Patterson-UTI Energy, Inc. †	39,900	1,130
Petroleum Development Corp. ‡	15,200	573
SEACOR Holdings, Inc. ‡	5,200	427
Stone Energy Corp. ‡	14,400	670
Tetra Technologies, Inc. ‡	67,400	2,042
Todco–Class A	21,300	870
Unit Corp. ‡	33,000	1,877
Personal Services (0.6%)
Jackson Hewitt Tax Service, Inc.	57,000	1,787
Pharmaceuticals (6.2%)
Alkermes, Inc. ‡†	33,000	624
BioMarin Pharmaceuticals, Inc. ‡†	45,800	658
Cephalon, Inc. ‡†	8,014	482
Charles River Laboratories International, Inc. ‡	10,300	379
Digene Corp. ‡	48,400	1,875
Henry Schein, Inc. ‡†	10,600	495
Idexx Laboratories, Inc. ‡	8,000	601

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Pharmaceuticals (continued)
Immucor, Inc. ‡	53,100	$1,021
Invitrogen Corp. ‡	19,000	1,255
Martek Biosciences Corp. ‡†	10,300	298
Medicines Co. ‡†	74,000	1,447
Medicis Pharmaceutical Corp.–Class A †	47,500	1,140
Meridian Bioscience, Inc.	36,000	898
Myogen, Inc. ‡	46,600	1,351
Neurocrine Biosciences, Inc. ‡†	9,700	103
Noven Pharmaceuticals, Inc. ‡	64,000	1,146
Onyx Pharmaceuticals, Inc. ‡†	20,800	350
Panacos Pharmaceuticals, Inc. ‡	170,800	943
PDL BioPharma, Inc. ‡†	57,600	1,060
Rigel Pharmaceuticals, Inc. ‡†	1,600	16
Salix Pharmaceuticals, Ltd. ‡	68,123	838
Valeant Pharmaceuticals International †	20,300	343
Vertex Pharmaceuticals, Inc. ‡†	13,350	490
Primary Metal Industries (0.6%)
Lone Star Technologies, Inc. ‡	6,300	340
NS Group, Inc. ‡	7,500	413
Steel Dynamics, Inc.	16,500	1,085
Radio & Television Broadcasting (0.1%)
Gray Television, Inc.	38,700	224
Triple Crown Media, Inc. ‡	3,870	34
Radio, Television & Computer Stores (0.1%)
GameStop Corp.–Class A ‡†	9,600	403
Research & Testing Services (2.8%)
Advisory Board Co. (The) ‡	66,000	3,174
DeCODE Genetics, Inc. ‡†	42,500	263
Exelixis, Inc. ‡	42,700	429
Gen-Probe, Inc. ‡	29,600	1,598
iRobot Corp. ‡†	19,000	473
Pharmaceutical Product Development, Inc. †	44,700	1,570
Senomyx, Inc. ‡†	39,900	576
Residential Building Construction (0.1%)
Toll Brothers, Inc. ‡†	13,100	335
Restaurants (1.7%)
BJ's Restaurants, Inc. ‡	50,500	1,128
CEC Entertainment, Inc. ‡	13,400	430
Cheesecake Factory (The) ‡†	21,900	590
PF Chang's China Bistro, Inc. ‡†	11,000	418
Rare Hospitality International, Inc. ‡	46,775	1,345
Sonic Corp. ‡	53,843	1,119
Retail Trade (3.2%)
AC Moore Arts & Crafts, Inc. ‡†	89,500	1,460

	Shares	Value
Retail Trade (continued)
Coldwater Creek, Inc. ‡	93,150	$2,493
Fred's, Inc. †	26,250	350
Hibbett Sporting Goods, Inc. ‡	58,900	1,408
Michaels Stores, Inc.	9,600	396
Nutri/System, Inc. ‡†	13,000	808
Zumiez, Inc. ‡†	59,400	2,232
Rubber & Misc. Plastic Products (0.3%)
Applied Films Corp. ‡	10,200	291
Trex Co., Inc. ‡†	21,500	557
Security & Commodity Brokers (2.1%)
Eaton Vance Corp.	32,200	804
Greenhill & Co., Inc. †	24,500	1,489
IntercontinentalExchange, Inc. ‡	20,100	1,165
International Securities Exchange, Inc.	15,900	605
Nasdaq Stock Market Inc/The ‡	5,100	152
optionsXpress Holdings, Inc.	17,000	396
Raymond James Financial, Inc.	48,349	1,464
Social Services (0.5%)
Bright Horizons Family Solutions, Inc. ‡	40,500	1,526
Stone, Clay & Glass Products (0.3%)
Gentex Corp.	62,500	875
Telecommunications (0.9%)
Adtran, Inc.	32,900	738
NII Holdings, Inc.–Class B ‡	22,900	1,291
NTELOS Holdings Corp. ‡	9,400	136
Wireless Facilities, Inc. ‡	186,200	512
Transportation & Public Utilities (0.8%)
UTI Worldwide, Inc.	94,800	2,392
Transportation Equipment (0.5%)
Thor Industries, Inc. †	27,100	1,313
Trucking & Warehousing (2.1%)
Forward Air Corp.	34,300	1,397
Old Dominion Freight Line, Inc. ‡	76,375	2,871
US Xpress Enterprises, Inc.–Class A ‡	55,100	1,489
Werner Enterprises, Inc.	18,200	369
Wholesale Trade Durable Goods (1.9%)
Cytyc Corp. ‡	49,400	1,253
Insight Enterprises, Inc. ‡	29,700	566
Interline Brands, Inc. ‡	7,300	171
Patterson Cos., Inc. ‡†	12,200	426
Pool Corp. †	34,987	1,526
Reliance Steel & Aluminum Co.	3,600	299
Symyx Technologies, Inc. ‡	45,100	1,089

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Wholesale Trade Nondurable Goods (1.7%)
SunOpta, Inc. ‡†	138,100	$1,282
Tractor Supply Co. ‡†	30,800	1,702
United Natural Foods, Inc. ‡†	61,000	2,014
Total Common Stocks (cost: $246,536)		286,926
	Principal	Value
SECURITY LENDING COLLATERAL (24.4%)
Debt (21.1%)
Bank Notes (0.5%)
Bank of America 5.27%, due 07/14/2006 *	$438	$438
5.31%, due 08/10/2006 *	1,009	1,009
Certificates Of Deposit (0.4%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	1,096	1,096
Commercial Paper (4.2%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	435	435
5.27%, due 07/20/2006	877	877
Clipper Receivables Corp. 5.12%, due 07/05/2006	1,088	1,088
CRC Funding LLC–144A 5.28%, due 07/21/2006	1,096	1,096
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	1,311	1,311
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	1,305	1,305
Grampian Funding LLC–144A 5.32%, due 07/21/2006	650	650
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	911	911
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	1,096	1,096
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006	2,190	2,190
5.31%, due 07/13/2006	1,096	1,096
Euro Dollar Overnight (1.5%)
Fortis Bank 5.09%, due 07/05/2006	2,193	2,193
Harris NA 5.08%, due 07/05/2006	1,315	1,315
Svenska Handlesbanken 5.29%, due 07/03/2006	884	884

	Principal	Value
Euro Dollar Terms (3.7%)
Abbey National PLC 5.10%, due 07/10/2006	$3,289	$3,289
Barclays 5.15%, due 08/01/2006	2,193	2,193
Calyon 5.30%, due 08/08/2006	658	658
Dexia Group 5.30%, due 08/09/2006	1,096	1,096
Toronto Dominion Bank 5.30%, due 07/26/2006	1,316	1,316
UBS AG 5.25%, due 07/21/2006	2,193	2,193
Repurchase Agreements (10.8%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $997 on 07/03/2006	996	996
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $12,846 on 07/03/2006	12,840	12,840
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $1,567 on 07/03/2006	1,566	1,566
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $9,946 on 07/03/2006	9,941	9,941
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $4,723 on 07/03/2006	4,721	4,721
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $1,230 on 07/03/2006	1,230	1,230
	Shares	Value
Investment Companies (3.3%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	3,713,982	$3,714
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	1,015,044	1,015
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	4,701,686	4,702
Total Security Lending Collateral (cost: $70,460)		70,460
Total Investment Securities (cost: $316,996) #		$357,386

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $67,709.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $32,322, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

l  Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $319,165. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $51,284 and $13,063, respectively. Net unrealized appreciation for tax purposes is $38,221.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $10,967 or 3.8% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

T. Rowe Price Small Cap

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $316,996) (including securities loaned of $67,709)	$357,386
Cash	2,184
Receivables:
Shares sold	85
Interest	16
Income from loaned securities	5
Dividends	70
359,746
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	78
Management and advisory fees	174
Service fees	3
Administration fees	5
Payable for collateral for securities on loan	70,460
Other	38
70,758
Net Assets	$288,988
Net Assets Consist of:
Capital stock ($.01 par value)	$261
Additional paid-in capital	207,575
Distributable net investment income (loss)	(799)
Accumulated net realized gain (loss) from investment securities	41,561
Net unrealized appreciation (depreciation) on investment securities	40,390
Net Assets	$288,988
Net Assets by Class:
Initial Class	$273,869
Service Class	15,119
Shares Outstanding:
Initial Class	24,705
Service Class	1,376
Net Asset Value and Offering Price Per Share:
Initial Class	$11.09
Service Class	10.99

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$399
Interest	80
Income from loaned securities–net	77
556
Expenses:
Management and advisory fees	1,214
Printing and shareholder reports	41
Custody fees	27
Administration fees	33
Legal fees	3
Audit fees	8
Trustees fees	5
Service fees:
Service Class	21
Other	3
Total expenses	1,355
Net Investment Income (Loss)	(799)
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	18,417
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(16,145)
Net Realized and Unrealized Gain (Loss) on Investment Securities	2,272
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,473

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

T. Rowe Price Small Cap

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(799)	$(1,134)
Net realized gain (loss) from investment securities	18,417	24,649
Change in unrealized appreciation (depreciation) on investment securities	(16,145)	6,157
	1,473	29,672
Distributions to Shareholders:
From net realized gains:
Initial Class	–	(58,492)
Service Class	–	(2,362)
	–	(60,854)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	24,501	95,597
Service Class	6,044	14,298
	30,545	109,895
Dividends and distributions reinvested:
Initial Class	–	58,492
Service Class	–	2,362
	–	60,854
Cost of shares redeemed:
Initial Class	(78,885)	(105,737)
Service Class	(7,703)	(6,049)
	(86,588)	(111,786)
	(56,043)	58,963
Net increase (decrease) in net assets	(54,570)	27,781
Net Assets:
Beginning of period	343,558	315,777
End of period	$288,988	$343,558
Distributable Net Investment Income (Loss)	$(799)	$–

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	2,078	8,435
Service Class	517	1,252
	2,595	9,687
Shares issued–reinvested from distributions:
Initial Class	–	5,587
Service Class	–	227
	–	5,814
Shares redeemed:
Initial Class	(6,859)	(9,498)
Service Class	(676)	(556)
	(7,535)	(10,054)
		Net increase (decrease) in shares outstanding:
Initial Class	(4,781)	4,524
Service Class	(159)	923
	(4,940)	5,447

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

T. Rowe Price Small Cap

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$11.08	$(0.03)	$0.04	$0.01	$–	$–	$–	$11.09
	12/31/2005	12.35	(0.04)	1.21	1.17	–	(2.44)	(2.44)	11.08
	12/31/2004	11.19	(0.06)	1.22	1.16	–	–	–	12.35
	12/31/2003	7.97	(0.05)	3.27	3.22	–	–	–	11.19
	12/31/2002	10.97	(0.07)	(2.93)	(3.00)	–	–	–	7.97
	12/31/2001	12.15	(0.08)	(1.10)	(1.18)	–	–	–	10.97
Service Class	6/30/2006	11.00	(0.04)	0.03	(0.01)	–	–	–	10.99
	12/31/2005	12.30	(0.07)	1.21	1.14	–	(2.44)	(2.44)	11.00
	12/31/2004	11.17	(0.08)	1.21	1.13	–	–	–	12.30
	12/31/2003	8.31	(0.05)	2.91	2.86	–	–	–	11.17

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	0.09%	$273,869	0.82%	0.82%	(0.48)%	20%
	12/31/2005	10.61	326,681	0.81	0.81	(0.36)	49
	12/31/2004	10.37	308,252	0.79	0.79	(0.51)	27
	12/31/2003	40.40	543,942	0.80	0.80	(0.54)	17
	12/31/2002	(27.35)	115,309	0.96	0.96	(0.75)	39
	12/31/2001	(9.71)	58,099	1.00	1.05	(0.73)	42
Service Class	6/30/2006	(0.09)	15,119	1.07	1.07	(0.72)	20
	12/31/2005	10.40	16,877	1.06	1.06	(0.63)	49
	12/31/2004	10.12	7,525	1.05	1.05	(0.74)	27
	12/31/2003	34.42	1,538	1.05	1.05	(0.74)	17

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  T. Rowe Price Small Cap (the "Fund") share classes commenced operations as follows:

Initial Class – May 3, 1999

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust, Inc. ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. T. Rowe Price Small Cap (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $8 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $33, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

11

T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$5,059	1.75%
Asset Allocation – Moderate Portfolio	30,199	10.45%
Total	$35,258	12.20%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.75% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

The sub-adviser, T. Rowe Price Associates, Inc., has agreed to a pricing discount based on aggregate assets that it manages in ATST. The amount of the discount received by the Fund for the year ended June 30, 2006 was $9.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $14.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

12

T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$63,908
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	117,292
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and net operating loss.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

13

Templeton Great Companies Global

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,046.80	0.87%	$4.42
Hypothetical (b)	1,000.00	1,020.48	0.87	4.36
Service Class
Actual	1,000.00	1,045.40	1.12	5.68
Hypothetical (b)	1,000.00	1,019.24	1.12	5.61

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At June 30, 2006

This chart shows the percentage breakdown by region of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS ( 98.1%)
Australia (0.6%)
National Australia Bank, Ltd.	131,727	$3,441
Bermuda (0.5%)
Weatherford International, Ltd. ‡	55,000	2,729
Brazil (0.8%)
Cia Vale do Rio Doce, ADR	59,360	1,427
Empresa Brasileira de Aeronautica SA, ADR †	40,580	1,480
Tele Norte Leste Participacoes SA, ADR †	121,300	1,547
Canada (0.7%)
Alcan, Inc.	28,170	1,325
BCE, Inc. †	116,990	2,767
Cayman Islands (0.9%)
ACE, Ltd.	61,040	3,088
XL Capital, Ltd.–Class A †	37,560	2,302
Denmark (0.5%)
Vestas Wind Systems A/S ‡†	105,820	2,893
Finland (1.2%)
Stora Enso Oyj–Class R	249,470	3,483
UPM-Kymmene Oyj	161,840	3,487
France (4.5%)
Accor SA	47,690	2,902
Arkema ‡	1,063	41
AXA	116,760	3,831
France Telecom SA	127,800	2,747
Michelin (C.G.D.E.)–Class B	52,884	3,178
Sanofi-Aventis	40,625	3,963
Suez SA, ADR	67,680	2,826
Thomson Multimedia SA ‡†	108,470	1,793
Total SA	42,548	2,799
Valeo SA	42,693	1,520
Germany (3.5%)
BASF AG, ADR †	28,960	2,325
Bayerische Motoren Werke AG	69,360	3,464
Deutsche Post AG †	179,890	4,821
E.ON AG, ADR †	77,460	2,971
Infineon Technologies AG ‡	134,600	1,499
Muenchener Rueckversicherungs AG	12,400	1,693
Siemens AG	33,390	2,904
Hong Kong (0.8%)
Cheung Kong Holdings, Ltd. (a)	256,000	2,774
Hutchison Whampoa, Ltd.	186,000	1,698
Israel (0.3%)
Check Point Software Technologies, Ltd. ‡	101,635	1,787

	Shares	Value
Italy (1.4%)
ENI SpA, ADR †	65,505	$3,848
UniCredito Italiano SpA †(a)	491,147	3,840
Japan (5.4%)
East Japan Railway Co.	286	2,127
Fuji Photo Film Co., Ltd.	54,300	1,824
Hitachi, Ltd.	205,000	1,356
KDDI Corp.	384	2,361
Konica Minolta Holdings, Inc. ‡	222,500	2,812
Mabuchi Motor Co., Ltd. †	37,100	2,220
Nintendo Co., Ltd.	14,200	2,385
Nippon Telegraph & Telephone Corp.	591	2,900
Nomura Holdings, Inc.	100,400	1,884
Olympus Corp.	91,300	2,444
Sompo Japan Insurance, Inc.	201,000	2,813
Sony Corp., ADR	49,120	2,163
Takeda Pharmaceutical Co., Ltd.	53,400	3,326
Mexico (0.4%)
Telefonos de Mexico SA de CV–Class L, ADR †	120,290	2,506
Netherlands (2.4%)
Akzo Nobel NV, ADR	43,220	2,324
ING Groep NV	93,580	3,677
ING Groep NV, ADR	10,730	422
Koninklijke Philips Electronics NV	106,200	3,317
Reed Elsevier NV	242,170	3,641
Norway (0.9%)
Telenor ASA	418,250	5,058
Portugal (0.7%)
Portugal Telecom SGPS SA	312,630	3,774
Singapore (0.6%)
DBS Group Holdings, Ltd.	300,000	3,434
DBS Group Holdings, Ltd., ADR	5,190	238
South Korea (2.4%)
Kookmin Bank, ADR	25,790	2,142
Korea Electric Power Corp., ADR †	73,030	1,385
KT Corp., ADR	125,545	2,693
Samsung Electronics Co., Ltd., GDR–144A †	19,150	6,018
SK Telecom Co., Ltd., ADR †	55,925	1,310
Spain (2.0%)
Banco Santander Central Hispano SA	262,021	3,826
Iberdrola SA	52,135	1,795
Repsol YPF SA	113,591	3,252
Telefonica SA	158,316	2,636

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Sweden (2.9%)
Atlas Copco AB–Class A	157,660	$4,377
Electrolux AB–Class B	84,540	1,221
Husqvarna AB ‡	84,540	1,018
Nordic Baltic Holding, FDR	316,590	3,765
Securitas AB–Class B	109,010	2,088
Svenska Cellulosa AB–Class B	59,860	2,472
Volvo AB–Class B	30,480	1,498
Switzerland (2.9%)
Lonza Group AG †	47,580	3,257
Nestle SA, ADR	38,840	3,044
Novartis AG, ADR	69,520	3,748
Swiss Reinsurance † (a)	46,590	3,250
UBS AG	28,800	3,150
UBS AG-Registered	3,110	341
Taiwan (0.4%)
Chunghwa Telecom Co., Ltd., ADR	130,290	2,406
United Kingdom (11.8%)
Alliance Unichem PLC	165,290	3,124
BAE Systems PLC	634,180	4,337
Boots Group PLC	161,560	2,299
BP PLC, ADR	57,330	3,991
British Sky Broadcasting PLC	302,790	3,212
Cadbury Schweppes PLC	313,830	3,027
Compass Group PLC	929,970	4,511
GlaxoSmithKline PLC	147,677	4,127
Group 4 Securicor PLC	907,990	2,817
HSBC Holdings PLC	143,692	2,529
HSBC Holdings PLC, ADR †	8,440	746
Kingfisher PLC	328,470	1,449
Kingfisher PLC, Sponsored ADR †	63,000	556
National Grid PLC	223,239	2,415
Pearson PLC	194,220	2,646
Rentokil Initial PLC	856,290	2,471
Rolls-Royce Group PLC ‡	474,870	3,636
Royal Bank of Scotland Group PLC	121,080	3,982
Royal Dutch Shell PLC–Class B	112,472	3,934
Smiths Group PLC	157,630	2,598
Standard Chartered PLC	80,540	1,966
Unilever PLC	107,594	2,420
Vodafone Group PLC	2,085,030	4,444
United States (49.6%)
3M Co.	83,000	6,704
Abbott Laboratories	135,000	5,887
Adobe Systems, Inc. ‡	108,950	3,308
Akamai Technologies, Inc. ‡†	47,000	1,701

	Shares	Value
United States (continued)
American Tower Corp.–Class A ‡†	200,000	$6,224
Apple Computer, Inc. ‡	89,270	5,099
Applebees International, Inc.	128,000	2,460
BJ Services Co.	178,250	6,642
Chesapeake Energy Corp. †	86,000	2,601
Clorox Co.	96,000	5,853
Coach, Inc. ‡	220,000	6,578
Corning, Inc. ‡	331,000	8,007
Danaher Corp.	92,790	5,968
Disney (Walt) Co. (The)	143,000	4,290
E*TRADE Financial Corp. ‡	247,000	5,637
Embarq Corp. ‡	6,750	277
Emerson Electric Co.	43,760	3,668
Fortune Brands, Inc.	58,000	4,119
General Electric Co.	165,000	5,438
Genzyme Corp. ‡	86,000	5,250
Goldman Sachs Group, Inc. (The)	38,060	5,725
Harman International Industries, Inc.	29,000	2,476
IMS Health, Inc.	183,000	4,914
Intel Corp.	256,190	4,855
International Game Technology	240,000	9,106
Interpublic Group of Cos., Inc. ‡†	1,660	14
ITT Industries, Inc.	59,480	2,944
Johnson Controls, Inc.	53,590	4,406
JP Morgan Chase & Co.	268,000	11,256
Kellogg Co.	135,390	6,557
Linear Technology Corp. †	186,000	6,229
Marathon Oil Corp.	138,000	11,495
Medtronic, Inc. †	112,290	5,269
Microsoft Corp.	255,410	5,951
National Oilwell Varco, Inc. ‡	112,000	7,092
Newell Rubbermaid, Inc.	225,000	5,812
PepsiCo, Inc.	107,000	6,424
Procter & Gamble Co.	142,900	7,945
Prudential Financial, Inc.	61,900	4,810
Quest Diagnostics, Inc.	55,000	3,296
Sirf Technology Holdings, Inc. ‡†	50,000	1,611
Sprint Nextel Corp.	135,000	2,699
Sun Microsystems, Inc. ‡	1,100,000	4,565
T. Rowe Price Group, Inc.	190,060	7,186
United Technologies Corp.	165,000	10,464
UnitedHealth Group, Inc.	81,000	3,627
Valero Energy Corp.	49,000	3,259
Verizon Communications, Inc.	95,000	3,182
Vertex Pharmaceuticals, Inc. ‡†	66,800	2,452
Viacom, Inc.–Class B ‡	137,615	4,932
Vulcan Materials Co.	47,000	3,666

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
United States (continued)
W.R. Berkley Corp.	240,000	$8,191
WM Wrigley Jr. Co.	55,000	2,495
Wyeth	136,930	6,081
Yahoo!, Inc. ‡	186,140	6,143
Total Common Stocks (cost: $489,744)		558,968
	Principal	Value
SECURITY LENDING COLLATERAL ( 10.8%)
Debt (9.4%)
Bank Notes (0.2%)
Bank of America 5.27%, due 07/14/2006 *	$383	$383
5.31%, due 08/10/2006 *	881	881
Certificates of Deposit (0.2%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	958	958
Commercial Paper (1.9%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	380	380
5.27%, due 07/20/2006	766	766
Clipper Receivables Corp. 5.12%, due 07/05/2006	951	951
CRC Funding LLC–144A 5.28%, due 07/21/2006	958	958
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	1,145	1,145
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	1,141	1,141
Grampian Funding LLC–144A 5.32%, due 07/21/2006	568	568
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	796	796
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	958	958
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006	1,914	1,914
5.31%, due 07/13/2006	958	958
Euro Dollar Overnight (0.7%)
Fortis Bank 5.09%, due 07/05/2006	1,916	1,916
Harris NA 5.08%, due 07/05/2006	1,149	1,149
Svenska Handlesbanken 5.29%, due 07/03/2006	772	772

	Principal	Value
Euro Dollar Terms (1.6%)
Abbey National PLC 5.10%, due 07/10/2006	$2,874	$2,874
Barclays 5.15%, due 08/01/2006	1,916	1,916
Calyon 5.30%, due 08/08/2006	575	575
Dexia Group 5.30%, due 08/09/2006	958	958
Toronto Dominion Bank 5.30%, due 07/26/2006	1,149	1,149
UBS AG 5.25%, due 07/21/2006	1,916	1,916
Repurchase Agreements (4.8%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $871 on 07/03/2006	871	871
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $11,225 on 07/03/2006	11,220	11,220
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $1,369 on 07/03/2006	1,369	1,369
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $8,690 on 07/03/2006	8,687	8,687
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $4,127 on 07/03/2006	4,125	4,125
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $1,075 on 07/03/2006	1,074	1,074
	Shares	Value
Investment Companies (1.4%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	3,245,270	$3,245
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	886,944	887
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	4,108,323	4,108
Total Security Lending Collateral (cost: $61,568)		61,568
Total Investment Securities (cost: $551,312) #		$620,536

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $59,018.

(a)  Passive Foreign Investment Company.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $28,243, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $553,258. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $83,120 and $15,842, respectively. Net unrealized appreciation for tax purposes is $67,278.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $15,602 or 2.7% of the net assets of the Fund.

ADR  American Depositary Receipt

FDR  Finnish Depositary Receipt

GDR  Global Depositary Receipt

SGPS  Sociedade Gestora de Participações Socialis (Holding Enterprise)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	7.8%	$44,655
Telecommunications	6.9%	39,532
Pharmaceuticals	6.7%	37,960
Computer & Data Processing Services	4.7%	26,667
Insurance	4.4%	24,965
Petroleum Refining	4.0%	22,679
Oil & Gas Extraction	3.8%	21,872
Chemicals & Allied Products	3.8%	21,704
Security & Commodity Brokers	3.6%	20,432
Aerospace	3.5%	19,917
Electronic Components & Accessories	3.2%	18,120
Food & Kindred Products	3.1%	17,584
Electronic & Other Electric Equipment	3.1%	17,489
Paper & Allied Products	2.8%	16,146
Instruments & Related Products	2.6%	14,660
Business Services	2.6%	14,593
Communications Equipment	2.4%	13,944
Life Insurance	2.2%	12,739
Industrial Machinery & Equipment	2.0%	11,469
Communication	1.7%	9,436
Entertainment	1.6%	9,106
Rubber & Misc. Plastic Products	1.6%	8,990
Electric Services	1.5%	8,566
Automotive	1.4%	7,906
Radio & Television Broadcasting	1.3%	7,578
Restaurants	1.2%	6,971
Leather & Leather Products	1.2%	6,578
Computer & Office Equipment	1.1%	6,455
Beverages	1.1%	6,424
Electrical Goods	1.1%	6,018
Medical Instruments & Supplies	0.9%	5,269
Transportation & Public Utilities	0.8%	4,821
Furniture & Fixtures	0.8%	4,406
Amusement & Recreation Services	0.8%	4,290
Fabricated Metal Products	0.7%	4,119
Mining	0.6%	3,666
Printing & Publishing	0.6%	3,641
Health Services	0.6%	3,296
Hotels & Other Lodging Places	0.5%	2,902
Electric, Gas & Sanitary Services	0.5%	2,826
Specialty- Real Estate	0.5%	2,774
Manufacturing Industries	0.4%	2,385
Drug Stores & Proprietary Stores	0.4%	2,299
Railroads	0.4%	2,127
Lumber & Other Building Materials	0.4%	2,005
Holding & Other Investment Offices	0.3%	1,698

	Percentage of Net Assets	Value
Motor Vehicles, Parts & Supplies	0.3%	$1,520
Metal Mining	0.2%	1,427
Primary Metal Industries	0.2%	1,324
Wholesale Trade Durable Goods	0.2%	1,018
Investment securities, at value	98.1%	558,968
Short-term investments	10.8%	61,568
Total investment securities	108.9%	$620,536

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Templeton Great Companies Global

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $551,312) (including securities loaned of $59,018)	$620,536
Cash	10,206
Foreign currency (cost: $114)	116
Receivables:
Shares sold	80
Interest	43
Income from loaned securities	10
Dividends	987
Dividend reclaims receivable	85
Other	206
632,269
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	385
Management and advisory fees	344
Service fees	2
Administration fees	9
Payable for collateral for securities on loan	61,568
Other	189
62,497
Net Assets	$569,772
Net Assets Consist of:
Capital stock ($.01 par value)	$289
Additional paid-in capital	792,884
Distributable net investment income (loss)	11,257
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	(303,885)
Net unrealized appreciation (depreciation) on:
Investment securities	69,224
Translation of assets and liabilities denominated in foreign currencies	3
Net Assets	$569,772
Net Assets by Class:
Initial Class	$559,062
Service Class	10,710
Shares Outstanding:
Initial Class	28,388
Service Class	547
Net Asset Value and Offering Price Per Share:
Initial Class	$19.69
Service Class	19.59

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $567)	$7,661
Interest	252
Income from loaned securities-net	187
8,100
Expenses:
Management and advisory fees	2,198
Printing and shareholder reports	171
Custody fees	97
Administration fees	59
Legal fees	6
Audit fees	9
Trustees fees	10
Service fees:
Service Class	12
Other	7
Total expenses	2,569
Net Investment Income (Loss)	5,531
Net Realized Gain (Loss) from:
Investment securities	17,768
Foreign currency transactions	(140)
17,628
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	4,433
Translation of assets and liabilities denominated in foreign currencies	10
4,443
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	22,071
Net Increase (Decrease) in Net Assets Resulting from Operations	$27,602

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Templeton Great Companies Global

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$5,531	$7,144
Net realized gain (loss) from investment securities and foreign currency transactions	17,628	31,720
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	4,443	2,278
	27,602	41,142
Distributions to Shareholders:
From net investment income:
Initial Class	–	(6,140)
Service Class	–	(59)
	–	(6,199)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	15,051	18,297
Service Class	3,222	5,539
	18,273	23,836
Dividends and distributions reinvested:
Initial Class	–	6,140
Service Class	–	59
	–	6,199
Cost of shares redeemed:
Initial Class	(64,895)	(119,738)
Service Class	(807)	(2,012)
	(65,702)	(121,750)
	(47,429)	(91,715)
Net increase (decrease) in net assets	(19,827)	(56,772)
Net Assets:
Beginning of period	589,599	646,371
End of period	$569,772	$589,599
Distributable Net Investment Income (Loss)	$11,257	$5,726

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	763	1,032
Service Class	165	313
	928	1,345
Shares issued–reinvested from distributions:
Initial Class	–	347
Service Class	–	3
	–	350
Shares redeemed:
Initial Class	(3,292)	(6,772)
Service Class	(41)	(115)
	(3,333)	(6,887)
Net increase (decrease) in shares outstanding:
Initial Class	(2,529)	(5,393)
Service Class	124	201
	(2,405)	(5,192)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Templeton Great Companies Global

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$18.81	$0.18	$0.70	$0.88	$–	$–	$–	$19.69
	12/31/2005	17.69	0.21	1.10	1.31	(0.19)	–	(0.19)	18.81
	12/31/2004	16.15	0.14	1.40	1.54	–	–	–	17.69
	12/31/2003	13.16	0.11	2.88	2.99	–	–	–	16.15
	12/31/2002	18.32	0.09	(4.82)	(4.73)	(0.43)	–	(0.43)	13.16
	12/31/2001	23.97	0.10	(5.57)	(5.47)	(0.18)	–	(0.18)	18.32
Service Class	6/30/2006	18.73	0.16	0.70	0.86	–	–	–	19.59
	12/31/2005	17.65	0.16	1.10	1.26	(0.18)	–	(0.18)	18.73
	12/31/2004	16.15	0.12	1.38	1.50	–	–	–	17.65
	12/31/2003	12.97	(0.04)	3.22	3.18	–	–	–	16.15

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2006	4.68%	$559,062	0.87%	1.88%	21%
	12/31/2005	7.47	581,669	0.90	1.20	61
	12/31/2004	9.54	642,460	0.95	0.84	139
	12/31/2003	22.72	634,110	0.94	0.81	131
	12/31/2002	(26.02)	635,357	0.92	0.60	67
	12/31/2001	(22.84)	1,082,192	0.95	0.50	83
Service Class	6/30/2006	4.54	10,710	1.12	1.68	21
	12/31/2005	7.23	7,930	1.15	0.88	61
	12/31/2004	9.29	3,911	1.19	0.73	139
	12/31/2003	24.52	234	1.19	(0.39)	131

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Templeton Great Companies Global (the "Fund") share classes commenced operations as follows:

Initial Class – December 3, 1992

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Templeton Great Companies Global (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the
1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $59 are included in net realized gains in the Statement of Operations.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $80, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no open forward foreign currency contracts at June 30, 2006.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Great Companies, L.L.C. is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of first $500 million of ANA
0.725% of the next $1 billion of ANA
0.70% of ANA over $1.5 billion

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

11

Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $28.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$119,113
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	152,098
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, passive foreign investment companies, post October loss deferrals, foreign currency transactions and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$78,098	December 31, 2009
198,150	December 31, 2010
45,010	December 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

12

Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  SUBSEQUENT EVENT

The ATST Board of Trustees approved the appointment of Transamerica Investment Management, LLC ("TIM") to replace Great Companies, L.L.C. ("Great Companies") as the sub-adviser of the portion of Templeton Great Companies Global that was sub-advised by Great Companies. TIM replaced Great Companies as co-sub-adviser of the Fund on August 1, 2006 on an interim basis. A proxy statement will be sent to shareholders of record as of August 4, 2006 to discuss the transaction in detail and to seek shareholder approval of TIM as co-sub-adviser to the Fund. Templeton Great Companies Global was previously co-sub-advised by Great Companies and Templeton Investment Counsel, LLC ("Templeton"). The portion of the Fund managed by Templeton will not be affected by the proposed change and Templeton will continue to sub-advise this portion.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

13

Third Avenue Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,066.50	0.85%	$4.36
Hypothetical (b)	1,000.00	1,020.58	0.85	4.26
Service Class
Actual	1,000.00	1,065.30	1.10	5.63
Hypothetical (b)	1,000.00	1,019.34	1.10	5.51

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Third Avenue Value

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (86.7%)
Automotive (5.0%)
American Axle & Manufacturing Holdings, Inc. †	713,100	$12,201
Superior Industries International, Inc. †	864,960	15,820
Toyota Industries Corp.	690,000	27,283
Business Credit Institutions (0.7%)
CIT Group, Inc.	138,100	7,221
Chemicals & Allied Products (1.3%)
Agrium, Inc.	600,000	13,932
Commercial Banks (3.0%)
Liu Chong Hing Bank, Ltd.	2,494,550	4,834
Mellon Financial Corp.	830,240	28,585
Communications Equipment (1.9%)
Comverse Technology, Inc. †‡	463,200	9,157
Tellabs, Inc. ‡	918,300	12,223
Computer & Data Processing Services (0.8%)
Borland Software Corp. ‡	1,596,621	8,430
Computer & Office Equipment (1.3%)
Lexmark International, Inc. ‡	258,400	14,426
Electrical Goods (0.7%)
Sycamore Networks, Inc. ‡	1,996,751	8,107
Electronic & Other Electric Equipment (0.6%)
Electro Scientific Industries, Inc. ‡	379,900	6,834
Electronic Components & Accessories (4.2%)
American Power Conversion Corp. †	479,300	9,342
AVX Corp. †	1,224,700	19,338
Bel Fuse, Inc.–Class A	121,800	3,307
Bel Fuse, Inc.–Class B	69,300	2,274
Intel Corp.	650,000	12,317
Health Services (0.7%)
Cross Country Healthcare, Inc. ‡	397,900	7,238
Holding & Other Investment Offices (7.8%)
BIL International, Ltd.	1,663,000	1,472
Brookfield Asset Management, Inc.	897,075	36,439
Capital Southwest Corp.	30,941	3,232
Daiichi Sanyko Co., Ltd.	780,000	21,493
Hutchison Whampoa, Ltd.	2,495,800	22,783
Industrial Machinery & Equipment (1.5%)
Alamo Group, Inc.	386,900	8,144
Applied Materials, Inc.	294,000	4,786
Lindsay Manufacturing Co.	113,900	3,089

	Shares	Value
Instruments & Related Products (0.3%)
Credence Systems Corp. ‡	826,464	$2,893
Insurance (10.4%)
Aioi Insurance Co., Ltd.	761,400	5,715
AMBAC Financial Group, Inc.	143,350	11,626
Arch Capital Group, Ltd. ‡	285,900	17,000
Brit Insurance Holdings Plc	666,666	3,249
E-L Financial Corp., Ltd.	8,582	4,823
First American Corp. †	48,800	2,063
Leucadia National Corp.	198,200	5,785
MBIA, Inc. †	298,900	17,501
Millea Holdings, Inc., ADR	251,092	23,359
Mitsui Sumitomo Insurance Co., Ltd.	757,000	9,516
Montpelier Re Holdings, Ltd. †	403,200	6,971
Radian Group, Inc.	103,464	6,392
Investment Companies (0.2%)
JZ Equity Partners PLC	612,100	1,984
Life Insurance (0.4%)
Phoenix Cos. (The), Inc.	342,500	4,822
Manufacturing Industries (2.4%)
Jakks Pacific, Inc. †‡	574,253	11,537
Leapfrog Enterprises, Inc. †‡	1,197,140	12,091
Russ Berrie & Co., Inc. ‡	256,700	3,147
Medical Instruments & Supplies (0.6%)
Coherent, Inc. †‡	189,219	6,382
Mining (0.7%)
Fording Canadian Coal Trust †	242,500	7,687
Oil & Gas Extraction (11.4%)
Canadian Natural Resources, Ltd.	514,600	28,499
Cimarex Energy Co. †	298,800	12,848
EnCana Corp. †	631,000	33,216
Nabors Industries, Ltd. ‡	313,000	10,576
Pogo Producing Co. †	301,100	13,881
St. Mary Land & Exploration Co.	222,700	8,964
Whiting Petroleum Corp. †‡	248,800	10,417
Willbros Group, Inc. †‡	385,700	7,305
Paper & Allied Products (1.6%)
Canfor Corp. ‡	785,700	9,185
Timberwest Forest Corp.	650,000	8,381
Pharmaceuticals (2.6%)
Parexel International Corp. ‡	368,800	10,640
Pfizer, Inc.	770,000	18,072

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Third Avenue Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Primary Metal Industries (5.8%)
Maverick Tube Corp. †‡	455,475	$28,781
POSCO, ADR †	517,600	34,627
Printing & Publishing (1.6%)
Tribune Co. m	567,950	18,157
Radio & Television Broadcasting (0.7%)
Liberty Media Holding Corp.–Capital–Class A ‡	45,000	3,770
Liberty Media Holding Corp.–Interactive–Class A ‡	225,000	3,884
Real Estate (6.1%)
Forest City Enterprises, Inc.–Class A	478,000	23,857
Henderson Land Development	2,436,000	12,655
St. Joe Co. (The) †	309,900	14,423
Trammell Crow Co. ‡	465,300	16,365
Research & Testing Services (0.5%)
Tejon Ranch Co. †‡	137,305	5,651
Residential Building Construction (1.6%)
Hang Lung Properties, Ltd.	10,083,000	18,045
Savings Institutions (1.9%)
Brookline Bancorp, Inc.	647,056	8,910
Investors Bancorp, Inc. †‡	98,888	1,340
NewAlliance Bancshares, Inc. †	757,650	10,842
Security & Commodity Brokers (2.9%)
Investor AB–Class A (a)	640,400	11,691
Legg Mason, Inc.	152,400	15,167
Westwood Holdings Group, Inc.	286,275	5,382
Specialty–Real Estate (1.7%)
Cheung Kong Holdings, Ltd. (a)	1,684,000	18,245
Telecommunications (0.8%)
IDT Corp.–Class B ‡	602,100	8,303
Transportation Equipment (1.1%)
Trinity Industries, Inc. †	306,900	12,399
Warehouse (1.0%)
Prologis	222,219	11,582
Water Transportation (0.5%)
Alexander & Baldwin, Inc. †	120,353	5,328
Wholesale Trade Nondurable Goods (0.4%)
Handleman Co. †	484,800	3,951
Total Common Stocks (cost: $647,375)		954,189

	Principal	Value
SHORT-TERM OBLIGATIONS (13.1%)
Repurchase Agreements (13.1%)
Investors Bank & Trust Co. 3.75%, dated 06/30/2006 to be repurchased at $144,389 on 07/03/2006 ?,	$144,344	$144,344
Total Short-Term Obligations (cost: $144,344)		144,344
SECURITY LENDING COLLATERAL (19.1%)
Debt (16.5%)
Bank Notes (0.4%)
Bank of America 5.27%, due 07/14/2006 * 5.31%, due 08/10/2006 *	1,305 3,002	1,305 3,002
Certificates Of Deposit (0.3%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	3,264	3,264
Commercial Paper (3.2%)
Barton Capital LLC–144A 5.26%, due 07/07/2006 5.27%, due 07/20/2006	1,296 2,611	1,296 2,611
Clipper Receivables Corp. 5.12%, due 07/05/2006	3,240	3,240
CRC Funding LLC–144A 5.28%, due 07/21/2006	3,264	3,264
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	3,902	3,902
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	3,886	3,886
Grampian Funding LLC–144A 5.32%, due 07/21/2006	1,935	1,935
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	2,711	2,711
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	3,264	3,264
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 5.31%, due 07/13/2006	6,520 3,264	6,520 3,264
Euro Dollar Overnight (1.2%)
Fortis Bank 5.09%, due 07/05/2006	6,527	6,527
Harris NA 5.08%, due 07/05/2006	3,916	3,916
Svenska Handlesbanken 5.29%, due 07/03/2006	2,631	2,631

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Third Avenue Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (2.9%)
Abbey National PLC 5.10%, due 07/10/2006	$9,791	$9,791
Barclays 5.15%, due 08/01/2006	6,527	6,527
Calyon 5.30%, due 08/08/2006	1,958	1,958
Dexia Group 5.30%, due 08/09/2006	3,264	3,264
Toronto Dominion Bank 5.30%, due 07/26/2006	3,916	3,916
UBS AG 5.25%, due 07/21/2006	6,527	6,527
Repurchase Agreements (8.5%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $2,968 on 07/03/2006	2,966	2,966
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $38,242 on 07/03/2006	38,225	38,225
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $4,665 on 07/03/2006	4,663	4,663

	Principal	Value
Repurchase Agreements (continued)
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $29,608 on 07/03/2006	$29,595	$29,595
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $14,060 on 07/03/2006	14,054	14,054
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $3,662 on 07/03/2006	3,661	3,661
	Shares	Value
Investment Companies (2.6%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	11,056,489	$11,056
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	3,021,777	3,022
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	13,996,875	13,997
Total Security Lending Collateral (cost: $209,760)		209,760
Total Investment Securities (cost: $1,001,479) #		$1,308,293

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $202,109.

‡  Non-income producing.

(a)  Passive Foreign Investment Company.

?  At June 30, 2006, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates ranging from 3.91%–5.92% and 11/15/2032–04/01/2036, respectively, and with a market value plus accrued interest of $151,561.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $96,221, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

m  Securities valued as determined in good faith in accordance with procedure established by the Fund's Board of Trustees.

,  Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $1,007,244. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $318,602 and $17,553, respectively. Net unrealized appreciation for tax purposes is $301,049.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $32,653 or 3.0% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Third Avenue Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY COUNTRY:
Bermuda	3.3%	$36,019
Canada	12.9%	142,163
Hong Kong	7.0%	76,561
Japan	7.9%	87,366
Panama	0.7%	7,305
South Korea	3.1%	34,627
Sweden	1.1%	11,691
United Kingdom	0.5%	5,233
United States	50.2%	553,224
Investment securities, at value	86.7%	954,189
Short-term investments	32.2%	354,104
Total investment securities	118.9%	$1,308,293

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Third Avenue Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $1,001,479) (including securities loaned of $202,109)	$1,308,293
Cash	50
Foreign currency (cost: $156)	159
Receivables:
Investment securities sold	793
Shares sold	542
Interest	45
Income from loaned securities	111
Dividends	1,038
1,311,031
Liabilities:
Investment securities purchased	325
Accounts payable and accrued liabilities:
Shares redeemed	246
Management and advisory fees	700
Service fees	9
Administration fees	18
Payable for collateral for securities on loan	209,760
Other	67
211,125
Net Assets	$1,099,906
Net Assets Consist of:
Capital stock ($.01 par value)	$426
Additional paid-in capital	715,896
Distributable net investment income (loss)	8,118
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	68,647
Net unrealized appreciation (depreciation) on:
Investment securities	306,814
Translation of assets and liabilities denominated in foreign currencies	5
Net Assets	$1,099,906
Net Assets by Class:
Initial Class	$1,056,800
Service Class	43,106
Shares Outstanding:
Initial Class	40,921
Service Class	1,672
Net Asset Value and Offering Price Per Share:
Initial Class	$25.83
Service Class	25.79

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $350)	$6,536
Interest	3,134
Income from loaned securities–net	805
10,475
Expenses:
Management and advisory fees	4,294
Printing and shareholder reports	51
Custody fees	88
Administration fees	107
Legal fees	10
Audit fees	8
Trustees fees	15
Service fees:
Service Class	51
Other	11
Total expenses	4,635
Net Investment Income (Loss)	5,840
Net Realized Gain (Loss) from:
Investment securities	8,746
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	51,922
Translation of assets and liabilities denominated in foreign currencies	8
51,930
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	60,676
Net Increase (Decrease) in Net Assets Resulting from Operations	$66,516

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Third Avenue Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$5,840	$5,135
Net realized gain (loss) from investment securities and foreign currency transactions	8,746	59,667
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	51,930	57,594
	66,516	122,396
Distributions to Shareholders:
From net investment income:
Initial Class	–	(3,660)
Service Class	–	(133)
	–	(3,793)
From net realized gains:
Initial Class	–	(16,528)
Service Class	–	(669)
	–	(17,197)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	68,004	321,894
Service Class	9,506	21,942
	77,510	343,836
Dividends and distributions reinvested:
Initial Class	–	20,188
Service Class	–	802
	–	20,990
Cost of shares redeemed:
Initial Class	(46,744)	(43,392)
Service Class	(4,784)	(3,393)
	(51,528)	(46,785)
	25,982	318,041
Net increase (decrease) in net assets	92,498	419,447
Net Assets:
Beginning of period	1,007,408	587,961
End of period	$1,099,906	$1,007,408
Distributable Net Investment Income (Loss)	$8,118	$2,278

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	2,647	13,777
Service Class	371	974
	3,018	14,751
Shares issued–reinvested from distributions:
Initial Class	–	882
Service Class	–	35
	–	917
Shares redeemed:
Initial Class	(1,833)	(1,941)
Service Class	(189)	(149)
	(2,022)	(2,090)
Net increase (decrease) in shares outstanding:
Initial Class	814	12,718
Service Class	182	860
	996	13,578

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Third Avenue Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$24.22	$0.14	$1.47	$1.61	$–	$–	$–	$25.83
	12/31/2005	20.98	0.17	3.74	3.91	(0.12)	(0.55)	(0.67)	24.22
	12/31/2004	16.93	0.09	4.08	4.17	(0.12)	–	(0.12)	20.98
	12/31/2003	12.39	0.11	4.50	4.61	(0.05)	(0.02)	(0.07)	16.93
	12/31/2002	14.52	0.06	(1.78)	(1.72)	(0.07)	(0.34)	(0.41)	12.39
	12/31/2001	13.71	0.11	0.73	0.84	(0.01)	(0.02)	(0.03)	14.52
Service Class	6/30/2006	24.21	0.11	1.47	1.58	–	–	–	25.79
	12/31/2005	21.02	0.12	3.73	3.85	(0.11)	(0.55)	(0.66)	24.21
	12/31/2004	16.96	0.05	4.09	4.14	(0.08)	–	(0.08)	21.02
	12/31/2003	12.50	0.10	4.38	4.48	–	(0.02)	(0.02)	16.96

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2006	6.65%	$1,056,800	0.85%	1.10%	4%
	12/31/2005	18.81	971,322	0.87	0.74	19
	12/31/2004	24.81	574,721	0.86	0.47	19
	12/31/2003	37.26	468,411	0.85	0.75	20
	12/31/2002	(11.87)	251,993	0.89	0.47	5
	12/31/2001	6.17	163,895	0.92	0.76	18
Service Class	6/30/2006	6.53	43,106	1.10	0.86	4
	12/31/2005	18.47	36,086	1.12	0.53	19
	12/31/2004	24.51	13,240	1.12	0.29	19
	12/31/2003	35.85	1,098	1.11	0.93	20

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Third Avenue Value (the "Fund") share classes commenced operations as follows:

Initial Class – January 2, 1998
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies of annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Third Avenue Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Third Avenue Value (the "Fund") is part of ATST. The Fund is "non-diversified" under 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Third Avenue Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Recaptured commissions during the six months ended June 30, 2006, of $26 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $345, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no outstanding forward foreign currency contracts at June 30, 2006.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Third Avenue Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$39,707	3.61%
Asset Allocation – Growth Portfolio	154,296	14.03%
Asset Allocation – Moderate Growth Portfolio	282,909	25.72%
Asset Allocation – Moderate Portfolio	157,218	14.29%
Total	$634,130	57.65%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.80% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the period ended June 30, 2006, were $279.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $55.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$167,973
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	31,828
U.S. Government	–

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

11

Third Avenue Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, foreign currency transactions, passive foreign investment companies and post October loss deferrals.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

12

Transamerica Balanced

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,031.00	0.90%	$4.53
Hypothetical (b)	1,000.00	1,020.33	0.90	4.51
Service Class
Actual	1,000.00	1,028.40	1.15	5.78
Hypothetical (b)	1,000.00	1,019.09	1.15	5.76

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2006

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Transamerica Balanced

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (7.8%)
U.S. Treasury Bond 8.00%, due 11/15/2021 †	$335	$428
5.38%, due 02/15/2031 †	1,083	1,102
U.S. Treasury Inflation Indexed Bond 2.00%, due 01/15/2016	330	315
U.S. Treasury Note 6.50%, due 10/15/2006 †	425	426
5.13%, due 06/30/2008	725	724
4.88%, due 04/30/2011	400	396
4.88%, due 05/31/2011 †	185	183
3.88%, due 02/15/2013 †	1,232	1,147
4.50%, due 02/15/2016 †	1,388	1,321
Total U.S. Government Obligations (cost: $6,137)		6,042
CORPORATE DEBT SECURITIES (19.3%)
Aerospace (0.5%)
Textron Financial Corp.
6.00%, due 11/20/2009	400	404
Agriculture (0.6%)
Cargill, Inc.–144A
5.00%, due 11/15/2013	290	275
Dole Food Co., Inc.
8.63%, due 05/01/2009	100	96
Michael Foods, Inc.
8.00%, due 11/15/2013	100	98
Air Transportation (0.3%)
FedEx Corp.
9.65%, due 06/15/2012	175	206
Amusement & Recreation Services (0.4%)
Harrah's Operating Co., Inc.
5.50%, due 07/01/2010	310	302
Business Credit Institutions (1.1%)
General Electric Capital Corp.
5.50%, due 04/28/2011	250	248
John Deere Capital Corp., Series D
4.40%, due 07/15/2009	300	290
Pemex Finance, Ltd.
9.03%, due 02/15/2011	285	302
Business Services (0.1%)
Hertz Corp.–144A
8.88%, due 01/01/2014	100	103
Chemicals & Allied Products (1.3%)
Cytec Industries, Inc.
6.00%, due 10/01/2015	90	85

	Principal	Value
Chemicals & Allied Products (continued)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	$430	$415
Lubrizol Corp.
4.63%, due 10/01/2009	360	347
Monsanto Co.
5.50%, due 07/30/2035	185	163
Commercial Banks (2.0%)
Bank of America Corp.
7.80%, due 02/15/2010	95	101
Citigroup, Inc., Global Note
3.63%, due 02/09/2009	360	343
HBOS PLC–144A
5.92%, due 10/01/2015 (a)(b)	200	184
Popular North America, Inc.
5.20%, due 12/12/2007	105	104
Sumitomo Mitsui Banking–144A
5.63%, due 10/15/2015 (a)(b)	150	140
US Bank NA
3.75%, due 02/06/2009	400	382
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a)(b)	305	296
Communication (0.1%)
Comcast Corp.
7.05%, due 03/15/2033	110	112
Computer & Office Equipment (0.2%)
Hewlett-Packard Co.
3.63%, due 03/15/2008	133	129
Department Stores (0.6%)
Meyer (Fred) Stores, Inc.
7.45%, due 03/01/2008	290	297
Neiman-Marcus Group, Inc.–144A
9.00%, due 10/15/2015	150	157
Electric Services (1.2%)
Dominion Resources, Inc.
5.69%, due 05/15/2008	300	299
FPL Group Capital, Inc., Series B
5.55%, due 02/16/2008	350	349
PSEG Funding Trust
5.38%, due 11/16/2007	300	298
Electric, Gas & Sanitary Services (0.3%)
NiSource Finance Corp.
7.88%, due 11/15/2010	190	203

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Food & Kindred Products (0.6%)
Bunge Ltd. Finance Corp.
4.38%, due 12/15/2008	$325	$314
Tyson Foods, Inc.
6.60%, due 04/01/2016	165	161
Food Stores (0.1%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	100	99
Gas Production & Distribution (0.7%)
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	115	124
Oneok, Inc.
5.51%, due 02/16/2008	390	387
Holding & Other Investment Offices (1.9%)
BRE Properties, Inc.
5.75%, due 09/01/2009	380	380
ERP Operating, LP
5.13%, due 03/15/2016	175	162
Hutchison Whampoa International, Ltd.–144A
7.45%, due 11/24/2033	200	211
iStar Financial, Inc.
4.88%, due 01/15/2009	300	292
Plum Creek Timberlands, LP
5.88%, due 11/15/2015	120	115
Tanger Factory Outlet Centers REIT
6.15%, due 11/15/2015	165	160
Weingarten Realty Investors REIT, Series A
5.26%, due 05/15/2012	130	126
Hotels & Other Lodging Places (0.1%)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	100	94
Industrial Machinery & Equipment (0.1%)
Cummins, Inc.
7.13%, due 03/01/2028	55	54
Instruments & Related Products (0.1%)
Xerox Corp., Subordinated Note
6.40%, due 03/15/2016	100	94
Insurance (0.1%)
Reinsurance Group of America
6.75%, due 12/15/2065 (b)	115	106
Metal Mining (0.3%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	124	154
Teck Cominco, Ltd.
6.13%, due 10/01/2035	105	94

	Principal	Value
Mortgage Bankers & Brokers (0.3%)
ILFC E-Capital Trust II–144A
6.25%, due 12/21/2065 (b)	$100	$94
Kinder Morgan Finance Co., ULC
6.40%, due 01/05/2036	52	43
MUFG Capital Finance 1, Ltd.
6.35%, due 07/25/2016 (a)(b)	105	101
Oil & Gas Extraction (0.3%)
Chesapeake Energy Corp., Senior Note
7.63%, due 07/15/2013	100	101
Husky Oil, Ltd.
8.90%, due 08/15/2028 (b)	105	110
Personal Credit Institutions (0.5%)
Capital One Bank
5.75%, due 09/15/2010	370	369
Petroleum Refining (0.9%)
Enterprise Products Operating, LP, Series B
4.00%, due 10/15/2007	310	302
Valero Energy Corp.
3.50%, due 04/01/2009	385	363
Primary Metal Industries (0.6%)
Alcoa, Inc.
4.25%, due 08/15/2007	500	491
Printing & Publishing (0.4%)
Media General, Inc.
6.95%, due 09/01/2006	180	180
News America Holdings, Inc.
7.75%, due 12/01/2045	100	105
Radio & Television Broadcasting (0.6%)
Chancellor Media Corp.
8.00%, due 11/01/2008	225	234
Univision Communications, Inc.
7.85%, due 07/15/2011	260	262
Real Estate (1.0%)
Colonial Realty, LP
7.00%, due 07/14/2007	285	288
Post Apartment Homes, LP
6.30%, due 06/01/2013	213	212
Westfield Capital Corp., Ltd./WT Finance Aust Pty, Ltd./WEA Finance LLC–144A
4.38%, due 11/15/2010	330	311
Security & Commodity Brokers (0.5%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	100	102

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Security & Commodity Brokers (continued)
Goldman Sachs Group, Inc., Subordinated Note
6.45%, due 05/01/2036	$100	$96
Residential Capital Corp.
6.38%, due 06/30/2010	212	209
Telecommunications (1.0%)
Nextel Communications, Inc., Series D
7.38%, due 08/01/2015	95	97
SBC Communications, Inc.
4.13%, due 09/15/2009	332	315
Verizon Global Funding Corp.
4.00%, due 01/15/2008	265	258
7.75%, due 12/01/2030	100	108
Water Transportation (0.4%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	270	290
Wholesale Trade Nondurable Goods (0.1%)
Domino's, Inc.
8.25%, due 07/01/2011	85	88
Total Corporate Debt Securities (cost: $15,380)		14,984
	Shares	Value
COMMON STOCKS (70.5%)
Air Transportation (1.5%)
FedEx Corp.	10,000	$1,169
Automotive (3.1%)
Harley-Davidson, Inc.	20,000	1,098
PACCAR, Inc. †	16,000	1,318
Business Services (0.8%)
eBay, Inc. ‡	20,000	586
Chemicals & Allied Products (1.4%)
Procter & Gamble Co.	20,000	1,112
Communications Equipment (3.1%)
QUALCOMM, Inc.	60,000	2,404
Computer & Data Processing Services (3.7%)
Intuit, Inc. ‡	14,000	845
Microsoft Corp.	60,000	1,398
Yahoo!, Inc. ‡	20,000	660
Computer & Office Equipment (2.9%)
Apple Computer, Inc. ‡	22,000	1,257
Sandisk Corp. †‡	20,000	1,020
Drug Stores & Proprietary Stores (1.7%)
Walgreen Co.	30,000	1,345

	Shares	Value
Electronic & Other Electric Equipment (0.9%)
General Electric Co.	20,880	$688
Engineering & Management Services (5.1%)
Jacobs Engineering Group, Inc. ‡	50,000	3,982
Hotels & Other Lodging Places (5.4%)
Marriott International, Inc.–Class A	83,110	3,168
MGM Mirage, Inc. †‡	25,000	1,020
Industrial Machinery & Equipment (8.6%)
Caterpillar, Inc.	53,000	3,947
Donaldson Co., Inc.	25,000	847
Kennametal, Inc.	30,000	1,867
Insurance (1.9%)
WellPoint, Inc. ‡	20,000	1,455
Medical Instruments & Supplies (1.1%)
Zimmer Holdings, Inc. ‡	15,000	851
Oil & Gas Extraction (6.2%)
Anadarko Petroleum Corp. †	40,000	1,908
Apache Corp.	20,000	1,365
Schlumberger, Ltd.	24,000	1,563
Petroleum Refining (2.1%)
Suncor Energy, Inc.	20,000	1,620
Pharmaceuticals (5.4%)
Amgen, Inc. ‡	20,885	1,362
Genentech, Inc. ‡	10,000	818
Roche Holding AG-Genusschein	12,241	2,020
Printing & Publishing (3.2%)
McGraw-Hill Cos., Inc. (The)	50,000	2,511
Security & Commodity Brokers (5.4%)
American Express Co.	30,000	1,597
Ameriprise Financial, Inc.	25,000	1,117
Chicago Mercantile Exchange	3,000	1,473
Telecommunications (2.2%)
Verizon Communications, Inc.	50,000	1,675
Transportation & Public Utilities (2.9%)
Expeditors International of Washington, Inc.	40,000	2,240
Wholesale Trade Durable Goods (1.9%)
Grainger (W.W.), Inc.	20,000	1,505
Total Common Stocks (cost: $42,309)		54,811

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SECURITY LENDING COLLATERAL (11.2%)
Debt (9.7%)
Bank Notes (0.2%)
Bank of America
5.27%, due 07/14/2006 *	$54	$54
5.31%, due 08/10/2006 *	125	125
Certificates Of Deposit (0.2%)
Halifax Bank of Scotland
5.11%, due 07/10/2006 *	136	136
Commercial Paper (1.9%)
Barton Capital LLC–144A
5.26%, due 07/07/2006	54	54
5.27%, due 07/20/2006	109	109
Clipper Receivables Corp.
5.12%, due 07/05/2006	135	135
CRC Funding LLC–144A
5.28%, due 07/21/2006	136	136
Fairway Finance Corp.–144A
5.25%, due 07/07/2006	162	162
Falcon Asset Securitization Corp.–144A
5.29%, due 07/24/2006	162	162
Grampian Funding LLC–144A
5.32%, due 07/21/2006	81	81
Jupiter Securitization Corp.–144A
5.09%, due 07/05/2006	113	113
Preferred Receivables Corp.–144A
5.27%, due 07/18/2006	136	136
Sheffield Receivables Corp.–144A
5.31%, due 07/06/2006	271	271
5.31%, due 07/13/2006	136	136
Euro Dollar Overnight (0.7%)
Fortis Bank
5.09%, due 07/05/2006	272	272
Harris NA
5.08%, due 07/05/2006	163	163
Svenska Handlesbanken
5.29%, due 07/03/2006	109	109
Euro Dollar Terms (1.7%)
Abbey National PLC
5.10%, due 07/10/2006	407	407
Barclays
5.15%, due 08/01/2006	272	272
Calyon
5.30%, due 08/08/2006	81	81

	Principal	Value
Euro Dollar Terms (continued)
Dexia Group
5.30%, due 08/09/2006	$136	$136
Toronto Dominion Bank
5.30%, due 07/26/2006	163	163
UBS AG
5.25%, due 07/21/2006	272	272
Repurchase Agreements (5.0%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $124 on 07/03/2006	123	123
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $1,592 on 07/03/2006	1,591	1,591
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $194 on 07/03/2006	194	194
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $1,232 on 07/03/2006	1,232	1,232
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $585 on 07/03/2006	585	585
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $152 on 07/03/2006	152	152
	Shares	Value
Investment Companies (1.5%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	460,215	$460
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	125,778	126
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	582,606	583
Total Security Lending Collateral (cost: $8,731)		8,731
Total Investment Securities (cost: $72,557) #		$84,568

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $8,531.

(a)  The security has a perpetual maturity. The date shown is the next call date.

(b)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of June 30, 2006.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $4,005, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $72,635. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $13,306 and $1,373, respectively. Net unrealized appreciation for tax purposes is $11,933.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $2,835 or 3.6% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Transamerica Balanced

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $72,557) (including securities loaned of $8,531)	$84,568
Cash	1,546
Receivables:
Investment securities sold	20
Shares sold	108
Interest	311
Dividends	14
Dividend reclaims receivable	1
86,568
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	3
Management and advisory fees	50
Service fees	1
Administration fees	1
Payable for collateral for securities on loan	8,731
Other	23
8,809
Net Assets	$77,759
Net Assets Consist of:
Capital stock ($.01 par value)	$65
Additional paid-in capital	63,077
Distributable net investment income (loss)	1,189
Accumulated net realized gain (loss) from investment securities	1,417
Net unrealized appreciation (depreciation) on investment securities	12,011
Net Assets	$77,759
Net Assets by Class:
Initial Class	$72,012
Service Class	5,747
Shares Outstanding:
Initial Class	6,008
Service Class	481
Net Asset Value and Offering Price Per Share:
Initial Class	$11.99
Service Class	11.95

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$532
Dividends (net of withholding taxes on foreign dividends of $4)	225
Income from loaned securities–net	10
767
Expenses:
Management and advisory fees	294
Printing and shareholder reports	7
Custody fees	10
Administration fees	7
Legal fees	1
Audit fees	8
Trustees fees	1
Service fees:
Service Class	6
Total expenses	334
Net Investment Income (Loss)	433
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	(519)
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	2,071
Net Realized and Unrealized Gain (Loss) on Investment Securities	1,552
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,985

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Transamerica Balanced

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$433	$756
Net realized gain (loss) from investment securities	(519)	1,948
Change in unrealized appreciation (depreciation) on investment securities	2,071	2,379
	1,985	5,083
Distributions to Shareholders:
From net investment income:
Initial Class	–	(838)
Service Class	–	(45)
	–	(883)
From net realized gains:
Initial Class	–	(4,485)
Service Class	–	(255)
	–	(4,740)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	16,337	11,102
Service Class	2,551	2,501
	18,888	13,603
Dividends and distributions reinvested:
Initial Class	–	5,323
Service Class	–	300
	–	5,623
Cost of shares redeemed:
Initial Class	(7,906)	(17,151)
Service Class	(697)	(1,437)
	(8,603)	(18,588)
	10,285	638
Net increase (decrease) in net assets	12,270	98
Net Assets:
Beginning of period	65,489	65,391
End of period	$77,759	$65,489
Distributable Net Investment Income (Loss)	$1,189	$756

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	1,363	958
Service Class	213	215
	1,576	1,173
Shares issued–reinvested from distributions:
Initial Class	–	481
Service Class	–	27
	–	508
Shares redeemed:
Initial Class	(658)	(1,483)
Service Class	(58)	(125)
	(716)	(1,608)
Net increase (decrease) in shares outstanding:
Initial Class	705	(44)
Service Class	155	117
	860	73

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Transamerica Balanced

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$11.63	$0.07	$0.29	$0.36	$–	$–	$–	$11.99
	12/31/2005	11.77	0.14	0.74	0.88	(0.16)	(0.86)	(1.02)	11.63
	12/31/2004	10.79	0.16	1.02	1.18	(0.13)	(0.07)	(0.20)	11.77
	12/31/2003	9.49	0.13	1.19	1.32	(0.02)	–	(0.02)	10.79
	12/31/2002	10.00	0.07	(0.58)	(0.51)	–	–	–	9.49
Service Class	6/30/2006	11.61	0.06	0.28	0.34	–	–	–	11.95
	12/31/2005	11.77	0.11	0.74	0.85	(0.15)	(0.86)	(1.01)	11.61
	12/31/2004	10.79	0.14	1.01	1.15	(0.10)	(0.07)	(0.17)	11.77
	12/31/2003	9.73	0.08	0.98	1.06	–	–	–	10.79

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	3.10%	$72,012	0.90%	0.90%	1.20%	28%
	12/31/2005	7.96	61,698	0.94	0.94	1.17	50
	12/31/2004	11.16	62,934	0.96	0.96	1.45	128
	12/31/2003	13.90	61,419	1.15	1.15	1.31	65
	12/31/2002	(5.10)	37,233	1.40	1.59	1.08	42
Service Class	6/30/2006	2.84	5,747	1.15	1.15	0.96	28
	12/31/2005	7.79	3,791	1.19	1.19	0.91	50
	12/31/2004	10.88	2,457	1.19	1.19	1.31	128
	12/31/2003	10.93	591	1.38	1.38	1.14	65

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Balanced (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 2002
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Balanced (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of less than $1 are included in net realized gains in the Statement of Operations.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $4, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of the next $1 billion of ANA
0.625% of ANA over $1.5 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

11

Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $4.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$20,336
U.S. Government	11,099
Proceeds from maturities and sales of securities:
Long-Term	9,423
U.S. Government	10,333

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

12

Transamerica Convertible Securities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,069.60	0.78%	$4.00
Hypothetical (b)	1,000.00	1,020.93	0.78	3.91
Service Class
Actual	1,000.00	1,068.90	1.03	5.28
Hypothetical (b)	1,000.00	1,019.69	1.03	5.16

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BOND (86.5%)
Amusement & Recreation Services (0.9%)
Virgin River Casino Corp./ RBG LLC/B&BB, Inc. 0.00%, due 01/15/2013 (a)	$6,000	$3,982
Automotive (0.2%)
ArvinMeritor, Inc., Senior Note–144A 4.63%, due 03/01/2026 (b)	1,000	1,056
Automotive Dealers (2.3%)
United Auto Group, Inc., Subordinated Note–144A 3.50%, due 04/01/2026	9,150	9,836
Commercial Banks (15.8%)
Deutsche Bank AG London 0.25%, due 04/11/2013	17,000	20,074
Euronet Worldwide, Inc., Senior Note 3.50%, due 10/15/2025	11,500	13,613
SG Structured Products, Inc. 0.25%, due 11/07/2012	12,000	10,676
Wachovia Corp.–144A 0.25%, due 03/01/2013	12,000	15,040
Wells Fargo & Co. 0.25%, due 04/29/2014	8,000	9,640
Communication (5.1%)
American Tower Corp. 3.00%, due 08/15/2012	4,160	6,786
XM Satellite Radio Holdings, Inc. 1.75%, due 12/01/2009	14,000	10,832
XM Satellite Radio, Inc.–144A 1.75%, due 12/01/2009	6,000	4,642
Computer & Data Processing Services (4.0%)
Openwave Systems, Inc. 2.75%, due 09/09/2008	5,150	5,195
Yahoo! Inc. Zero Coupon, due 04/01/2008	7,500	12,225
Computer & Office Equipment (6.5%)
SanDisk Corp., Senior Note 1.00%, due 05/15/2013 †	22,000	19,415
Scientific Games Corp. 0.75%, due 12/01/2024	7,000	9,091
Electrical Goods (0.6%)
Barnes Group, Inc., Senior Subordinated Note 3.75%, due 08/01/2025	2,300	2,559

	Principal	Value
Electronic Components & Accessories (3.3%)
Cypress Semiconductor Corp. 1.25%, due 06/15/2008	$4,100	$4,659
Intel Corp., Junior Subordinated Note 2.95%, due 12/15/2035 †	1,300	1,094
Intel Corp.–144A 2.95%, due 12/15/2035	10,000	8,413
Hotels & Other Lodging Places (2.0%)
Hilton Hotels Corp., Senior Note 3.38%, due 04/15/2023	6,500	8,531
Industrial Machinery & Equipment (2.2%)
Cooper Cameron Corp., Senior Note 1.50%, due 05/15/2024	6,450	9,522
Instruments & Related Products (1.9%)
Allergan, Inc.–144A 1.50%, due 04/01/2026	8,050	8,080
Management Services (2.7%)
Fluor Corp. 1.50%, due 02/15/2024	6,900	11,652
Manufacturing Industries (4.2%)
Shuffle Master, Inc. 1.25%, due 04/15/2024	9,500	11,875
Tyco International Group SA, Series B 3.13%, due 01/15/2023 †	5,000	6,500
Medical Instruments & Supplies (0.7%)
St. Jude Medical, Inc., Senior Note 2.80%, due 12/15/2035	3,000	2,955
Mortgage Bankers & Brokers (3.7%)
WMT Debt Exchangeable Trust–144A 0.25%, due 05/02/2013 §	1,300	16,281
Motion Pictures (2.0%)
Lions Gate Entertainment Corp. 4.88%, due 12/15/2010 2.94%, due 10/15/2024 †	1,150 7,550	1,872 7,012
Oil & Gas Extraction (7.2%)
Halliburton Co. 3.13%, due 07/15/2023	5,000	10,025
Quicksilver Resources, Inc., Senior Note 1.88%, due 11/01/2024	4,500	6,339
Schlumberger, Ltd., Series B 2.13%, due 06/01/2023	8,900	14,963
Personal Credit Institutions (1.5%)
American Express Co. 1.85%, due 12/01/2033 (c)	6,550	6,706

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Pharmaceuticals (1.7%)
Cubist Pharmaceuticals, Inc., Subordinated Note 2.25%, due 06/15/2013	$7,000	$7,298
Retail Trade (2.2%)
Guitar Center, Inc. 4.00%, due 07/15/2013	7,450	9,685
Security & Commodity Brokers (7.0%)
BlackRock, Inc./New York 2.63%, due 02/15/2035 †	8,050	11,441
Morgan Stanley Group, Inc.–144A 0.25%, due 07/30/2014 §	7,900	8,246
Svensk Exportkredit AB 0.25%, due 01/31/2015 §	8,300	11,039
Telecommunications (3.4%)
NII Holdings, Inc., Senior Note 2.75%, due 08/15/2025	11,300	14,973
Transportation Equipment (2.2%)
Trinity Industries, Inc. 3.88%, due 06/01/2036	9,250	9,597
Water Transportation (1.2%)
Carnival Corp. 1.13%, due 04/29/2033 (d)	8,155	5,310
Wholesale Trade Durable Goods (2.0%)
WESCO International, Inc.–144A 2.63%, due 10/15/2025	5,000	8,838
Total Convertible Bond (cost: $347,032)		377,568
	Shares	Value
CONVERTIBLE PREFERRED STOCKS (10.9%)
Chemicals & Allied Products (2.0%)
Celanese Corp.	298,000	$8,903
Insurance (1.8%)
Fortis Insurance NV–144A	6,120	7,912
Life Insurance (2.0%)
Metlife, Inc. ‡	308,000	8,508
Metal Mining (0.9%)
Freeport-McMoRan Copper & Gold, Inc.	3,250	4,071
Mining (1.7%)
Arch Coal, Inc.	36,000	7,376
Oil & Gas Extraction (2.5%)
Chesapeake Energy Corp.	55,050	10,650
Total Convertible Preferred Stocks (cost: $43,312)		47,420

	Principal	Value
SECURITY LENDING COLLATERAL (5.3%)
Debt (4.6%)
Bank Notes (0.1%)
Bank of America 5.27%, due 07/14/2006 *	$145	$145
5.31%, due 08/10/2006 *	331	331
Certificates Of Deposit (0.1%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	360	360
Commercial Paper (0.9%)
Barton Capital LLC–144A 5.26%, due 07/07/2006 5.27%, due 07/20/2006	143 288	143 288
Clipper Receivables Corp. 5.12%, due 07/05/2006	358	358
CRC Funding LLC–144A 5.28%, due 07/21/2006	360	360
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	431	431
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	429	429
Grampian Funding LLC–144A 5.32%, due 07/21/2006	214	214
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	299	299
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	360	360
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 5.31%, due 07/13/2006	719 360	719 360
Euro Dollar Overnight (0.3%)
Fortis Bank 5.09%, due 07/05/2006	720	720
Harris NA 5.08%, due 07/05/2006	432	432
Svenska Handlesbanken 5.29%, due 07/03/2006	290	290
Euro Dollar Terms (0.8%)
Abbey National PLC 5.10%, due 07/10/2006	1,080	1,080
Barclays 5.15%, due 08/01/2006	720	720
Calyon 5.30%, due 08/08/2006	216	216
Dexia Group 5.30%, due 08/09/2006	360	360

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Toronto Dominion Bank 5.30%, due 07/26/2006	$432	$432
UBS AG 5.25%, due 07/21/2006	720	720
Repurchase Agreements (2.4%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $327 on 07/03/2006	327	327
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $4,219 on 07/03/2006	4,217	4,217
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $515 on 07/03/2006	515	515
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $3,267 on 07/03/2006	3,265	3,265
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $1,551 on 07/03/2006	1,551	1,551

	Principal	Value
Repurchase Agreements (continued)
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $404 on 07/03/2006	$404	$404
	Shares	Value
Investment Companies (0.7%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	1,219,846	$1,220
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	333,388	333
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	1,544,255	1,544
Total Security Lending Collateral (cost: $23,143)		23,143
Total Investment Securities (cost: $413,487) #		$448,131

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Virgin River Casino Corp./RBG LLC/B&BB, Inc. has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.

(b)  ArvinMeritor, Inc., Senior Note–144A has a coupon rate of 4.63% until 03/01/2016, thereafter the coupon rate will be 0.00%.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $22,822.

§  Security is deemed to be illiquid.

(c)  American Express Co. has a coupon rate of 1.85% until 12/01/2006, thereafter the coupon rate will be 0.00%.

(d)  Carnival Corp. has a coupon rate of 1.13% until 04/29/2008, thereafter the coupon rate will be 0.00%.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $10,616, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $413,495. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $48,872 and $14,236, respectively. Net unrealized appreciation for tax purposes is $34,636.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $91,947 or 21.1% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Transamerica Convertible Securities

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $413,487) (including securities loaned of $22,822)	$448,131
Cash	10,385
Receivables:
Shares sold	60
Interest	1,327
Income from loaned securities	1
Dividends	36
459,940
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	3
Management and advisory fees	255
Service fees	2
Administration fees	7
Payable for collateral for securities on loan	23,143
Other	26
23,436
Net Assets	$436,504
Net Assets Consist of:
Capital stock ($.01 par value)	$364
Additional paid-in capital	361,906
Distributable net investment income (loss)	9,401
Accumulated net realized gain (loss) from investment securities	30,189
Net unrealized appreciation (depreciation) on investment securities	34,644
Net Assets	$436,504
Net Assets by Class:
Initial Class	$424,373
Service Class	12,131
Shares Outstanding:
Initial Class	35,416
Service Class	1,016
Net Asset Value and Offering Price Per Share:
Initial Class	$11.98
Service Class	11.94

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$3,201
Dividends	679
Income from loaned securities–net	73
3,953
Expenses:
Management and advisory fees	1,456
Printing and shareholder reports	7
Custody fees	20
Administration fees	40
Legal fees	4
Audit fees	8
Trustees fees	6
Service fees:
Service Class	14
Other	4
Total expenses	1,559
Net Investment Income (Loss)	2,394
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	23,498
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(2,625)
Net Realized and Unrealized Gain (Loss) on Investment Securities	20,873
Net Increase (Decrease) in Net Assets Resulting from Operations	$23,267

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Transamerica Convertible Securities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,394	$6,997
Net realized gain (loss) from investment securities	23,498	6,727
Change in unrealized appreciation (depreciation) on investment securities	(2,625)	649
	23,267	14,373
Distributions to Shareholders:
From net investment income:
Initial Class	–	(7,833)
Service Class	–	(192)
	–	(8,025)
From net realized gains:
Initial Class	–	(34,995)
Service Class	–	(893)
	–	(35,888)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	100,651	34,007
Service Class	2,093	5,738
	102,744	39,745
Dividends and distributions reinvested:
Initial Class	–	42,828
Service Class	–	1,085
	–	43,913
Cost of shares redeemed:
Initial Class	(13,163)	(84,970)
Service Class	(1,407)	(1,477)
	(14,570)	(86,447)
	88,174	(2,789)
Net increase (decrease) in net assets	111,441	(32,329)
Net Assets:
Beginning of period	325,063	357,392
End of period	$436,504	$325,063
Distributable Net Investment Income (Loss)	$9,401	$7,007

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	8,463	2,901
Service Class	176	497
	8,639	3,398
Shares issued–reinvested from distributions:
Initial Class	–	3,988
Service Class	–	101
	–	4,089
Shares redeemed:
Initial Class	(1,108)	(7,524)
Service Class	(119)	(130)
	(1,227)	(7,654)
Net increase (decrease) in shares outstanding:
Initial Class	7,355	(635)
Service Class	57	468
	7,412	(167)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Transamerica Convertible Securities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$11.20	$0.07	$0.71	$0.78	$–	$–	$–	$11.98
	12/31/2005	12.24	0.22	0.19	0.41	(0.27)	(1.18)	(1.45)	11.20
	12/31/2004	11.51	0.24	1.16	1.40	(0.23)	(0.44)	(0.67)	12.24
	12/31/2003	9.32	0.31	1.89	2.20	(0.01)	–	(0.01)	11.51
	12/31/2002	10.00	0.17	(0.85)	(0.68)	–	–	–	9.32
Service Class	6/30/2006	11.17	0.06	0.71	0.77	–	–	–	11.94
	12/31/2005	12.24	0.19	0.18	0.37	(0.26)	(1.18)	(1.44)	11.17
	12/31/2004	11.50	0.20	1.18	1.38	(0.20)	(0.44)	(0.64)	12.24
	12/31/2003	9.86	0.18	1.46	1.64	–	–	–	11.50

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2006	6.96%	$424,373	0.78%	1.21%	23%
	12/31/2005	3.88	314,353	0.79	1.95	85
	12/31/2004	13.18	351,386	0.84	2.04	138
	12/31/2003	23.66	380,387	0.84	2.88	139
	12/31/2002	(6.80)	82,148	1.08	2.73	72
Service Class	6/30/2006	6.89	12,131	1.03	0.96	23
	12/31/2005	3.54	10,710	1.04	1.65	85
	12/31/2004	12.99	6,006	1.10	1.72	138
	12/31/2003	16.69	883	1.09	2.41	139

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Convertible Securities (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 2002

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Convertible Securities (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $31, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$29,189	6.69%
Asset Allocation – Moderate Growth Portfolio	183,567	42.05%
Asset Allocation – Moderate Portfolio	140,120	32.10%
Total	$352,876	80.84%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $250 million of ANA

0.70% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.25% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $22.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$167,008
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	85,159
U.S. Government	–

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and equity linked notes.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Transamerica Equity

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,024.70	0.77%	$3.87
Hypothetical (b)	1,000.00	1,020.98	0.77	3.86
Service Class
Actual	1,000.00	1,023.20	1.02	5.12
Hypothetical (b)	1,000.00	1,019.74	1.02	5.11

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Transamerica Equity

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Business Services (4.0%)
eBay, Inc. ‡	1,225,000	$35,880
Interpublic Group of Cos., Inc. ‡†	12	—	o
Moody's Corp.	600,000	32,676
Chemicals & Allied Products (6.2%)
Praxair, Inc.	1,050,000	56,700
Procter & Gamble Co.	900,000	50,040
Communication (1.1%)
XM Satellite Radio Holdings, Inc.–Class A ‡†	1,300,000	19,045
Communications Equipment (4.7%)
QUALCOMM, Inc.	2,000,000	80,140
Computer & Data Processing Services (6.8%)
Intuit, Inc. ‡	900,000	54,351
Microsoft Corp.	2,700,000	62,910
Computer & Office Equipment (5.3%)
Apple Computer, Inc. ‡†	700,000	39,984
Sandisk Corp. ‡†	1,000,000	50,980
Drug Stores & Proprietary Stores (3.1%)
Walgreen Co.	1,200,000	53,808
Electronic & Other Electric Equipment (2.7%)
General Electric Co.	1,400,000	46,144
Engineering & Management Services (3.1%)
Jacobs Engineering Group, Inc. ‡	680,000	54,155
Hotels & Other Lodging Places (6.3%)
Marriott International, Inc.–Class A	1,550,000	59,086
MGM Mirage, Inc. ‡†	1,200,000	48,960
Industrial Machinery & Equipment (3.9%)
Caterpillar, Inc.	900,000	67,032
Insurance (3.4%)
WellPoint, Inc. ‡	800,000	58,216
Management Services (2.7%)
Paychex, Inc.	1,200,000	46,776
Medical Instruments & Supplies (2.3%)
Zimmer Holdings, Inc. ‡	700,000	39,704
Oil & Gas Extraction (6.2%)
Anadarko Petroleum Corp.	720,000	34,337
Schlumberger, Ltd. †	1,100,000	71,621
Petroleum Refining (3.1%)
Suncor Energy, Inc.	660,000	53,467
Pharmaceuticals (5.9%)
Allergan, Inc.	500,000	53,630
Genentech, Inc. ‡	580,000	47,444

	Shares	Value
Printing & Publishing (3.4%)
McGraw-Hill Cos., Inc. (The)	1,150,000	$57,764
Retail Trade (2.8%)
Staples, Inc.	1,950,000	47,424
Security & Commodity Brokers (12.0%)
American Express Co.	1,200,000	63,864
Ameriprise Financial, Inc.	1,000,000	44,670
Chicago Mercantile Exchange †	200,000	98,230
Telecommunications (1.4%)
Sprint Nextel Corp.	1,200,000	23,988
Transportation & Public Utilities (5.2%)
Expeditors International of Washington, Inc. †	1,600,000	89,616
Trucking & Warehousing (3.5%)
United Parcel Service, Inc.–Class B	730,000	60,101
Total Common Stocks (cost: $1,299,149)		1,702,743
	Principal	Value
SECURITY LENDING COLLATERAL (6.6%)
Debt (5.7%)
Bank Notes (0.2%)
Bank of America
5.27%, due 07/14/2006 *	$706	$706
5.31%, due 08/10/2006 *	1,624	1,624
Certificates Of Deposit (0.1%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	1,765	1,765
Commercial Paper (1.1%)
Barton Capital LLC–144A 5.26%, due 07/07/2006 5.27%, due 07/20/2006	701 1,412	701 1,412
Clipper Receivables Corp. 5.12%, due 07/05/2006	1,752	1,752
CRC Funding LLC–144A 5.28%, due 07/21/2006	1,765	1,765
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	2,110	2,110
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	2,101	2,101
Grampian Funding LLC–144A 5.32%, due 07/21/2006	1,046	1,046
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	1,466	1,466
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	1,765	1,765
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 5.31%, due 07/13/2006	3,526 1,765	3,526 1,765

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Transamerica Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (0.4%)
Fortis Bank 5.09%, due 07/05/2006	$3,530	$3,530
Harris NA 5.08%, due 07/05/2006	2,118	2,118
Svenska Handlesbanken 5.29%, due 07/03/2006	1,423	1,423
Euro Dollar Terms (1.0%)
Abbey National PLC 5.10%, due 07/10/2006	5,295	5,295
Barclays 5.15%, due 08/01/2006	3,530	3,530
Calyon 5.30%, due 08/08/2006	1,059	1,059
Dexia Group 5.30%, due 08/09/2006	1,765	1,765
Toronto Dominion Bank 5.30%, due 07/26/2006	2,118	2,118
UBS AG 5.25%, due 07/21/2006	3,530	3,530
Repurchase Agreements (2.9%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $1,605 on 07/03/2006	1,604	1,604
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $20,681 on 07/03/2006	20,672	20,672

	Principal	Value
Repurchase Agreements (continued)
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $2,523 on 07/03/2006	$2,521	$2,521
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $16,012 on 07/03/2006	16,004	16,004
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $7,603 on 07/03/2006	7,600	7,600
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $1,981 on 07/03/2006	1,980	1,980
	Shares	Value
Investment Companies (0.9%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	5,979,190	$5,979
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	1,634,134	1,634
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	7,569,308	7,569
Total Security Lending Collateral (cost: $113,435)		113,435
Total Investment Securities (cost: $1,412,584) #		$1,816,178

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $110,422.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $52,035, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

o  Value is less than $1.

#  Aggregate cost for Federal income tax purposes is $1,412,509. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $454,289 and $50,620, respectively. Net unrealized appreciation for tax purposes is $403,669.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $17,657 or 1.0% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Transamerica Equity

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $1,412,584) (including securities loaned of $110,422)	$1,816,178
Cash	16,461
Receivables:
Shares sold	112
Interest	42
Dividends	614
1,833,407
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	927
Management and advisory fees	991
Service fees	10
Administration fees	28
Payable for collateral for securities on loan	113,435
Other	170
115,561
Net Assets	$1,717,846
Net Assets Consist of:
Capital stock ($.01 par value)	$703
Additional paid-in capital	1,377,527
Distributable net investment income (loss)	416
Accumulated net realized gain (loss) from investment securities	(64,394)
Net unrealized appreciation (depreciation) on investment securities	403,594
Net Assets	$1,717,846
Net Assets by Class:
Initial Class	$1,670,411
Service Class	47,435
Shares Outstanding:
Initial Class	68,300
Service Class	1,953
Net Asset Value and Offering Price Per Share:
Initial Class	$24.46
Service Class	24.29

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $12)	$6,953
Interest	216
Income from loaned securities–net	60
7,229
Expenses:
Management and advisory fees	6,281
Printing and shareholder reports	163
Custody fees	72
Administration fees	176
Legal fees	16
Audit fees	8
Trustees fees	26
Service fees:
Service Class	55
Other	16
Total expenses	6,813
Net Investment Income (Loss)	416
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	23,668
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	17,948
Net Realized and Unrealized Gain (Loss) on Investment Securities	41,616
Net Increase (Decrease) in Net Assets Resulting from Operations	$42,032

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Transamerica Equity

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$416	$(1,370)
Net realized gain (loss) from investment securities	23,668	63,389
Change in unrealized appreciation (depreciation) on investment securities	17,948	130,988
	42,032	193,007
Distributions to Shareholders:
From net investment income:
Initial Class	–	(4,368)
Service Class	–	(84)
	–	(4,452)
From net realized gains:
Initial Class	–	(18,877)
Service Class	–	(448)
	–	(19,325)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	65,568	439,687
Service Class	14,427	23,038
	79,995	462,725
Dividends and distributions reinvested:
Initial Class	–	23,245
Service Class	–	532
	–	23,777
Cost of shares redeemed:
Initial Class	(106,768)	(187,530)
Service Class	(5,507)	(7,998)
	(112,275)	(195,528)
	(32,280)	290,974
Net increase (decrease) in net assets	9,752	460,204
Net Assets:
Beginning of period	1,708,094	1,247,890
End of period	$1,717,846	$1,708,094
Distributable Net Investment Income (Loss)	$416	$–

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	2,641	18,846
Service Class	585	1,071
	3,226	19,917
Shares issued–reinvested from distributions:
Initial Class	–	1,062
Service Class	–	24
	–	1,086
Shares redeemed:
Initial Class	(4,313)	(8,831)
Service Class	(224)	(376)
	(4,537)	(9,207)
Net increase (decrease) in shares outstanding:
Initial Class	(1,672)	11,077
Service Class	361	719
	(1,311)	11,796

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Transamerica Equity

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$23.87	$0.01	$0.58	$0.59	$–	$–	$–	$24.46
	12/31/2005	20.88	(0.02)	3.43	3.41	(0.08)	(0.34)	(0.42)	23.87
	12/31/2004	18.03	0.09	2.76	2.85	–	–	–	20.88
	12/31/2003	13.74	(0.02)	4.31	4.29	–	–	–	18.03
	12/31/2002	17.67	(0.04)	(3.89)	(3.93)	–	–	–	13.74
	12/31/2001	21.78	(0.07)	(3.77)	(3.84)	–	(0.27)	(0.27)	17.67
Service Class	6/30/2006	23.73	(0.02)	0.58	0.56	–	–	–	24.29
	12/31/2005	20.80	(0.07)	3.40	3.33	(0.06)	(0.34)	(0.40)	23.73
	12/31/2004	17.99	0.09	2.72	2.81	–	–	–	20.80
	12/31/2003	14.68	(0.04)	3.35	3.31	–	–	–	17.99

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	2.47%	$1,670,411	0.77%	0.77%	0.05%	3%
	12/31/2005	16.54	1,670,310	0.80	0.80	(0.10)	34
	12/31/2004	15.81	1,229,731	0.81	0.81	0.48	69
	12/31/2003	31.22	640,555	0.78	0.78	(0.11)	19
	12/31/2002	(22.24)	370,216	0.82	0.82	(0.24)	23
	12/31/2001	(17.63)	244,735	0.85	0.91	(0.39)	51
Service Class	6/30/2006	2.32	47,435	1.02	1.02	(0.19)	3
	12/31/2005	16.28	37,784	1.05	1.05	(0.35)	34
	12/31/2004	15.62	18,159	1.08	1.08	0.49	69
	12/31/2003	22.55	1,600	1.05	1.05	(0.34)	19

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Equity (the "Fund") share classes commenced operations as follows:

Initial Class – December 31, 1980
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2006 and the years ended December 31, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any, (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses is net of fees paid indirectly. For the year ended December 31, 2001, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Transamerica Equity

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Equity (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $18, are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $26, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$35,015	2.04%
Asset Allocation – Growth Portfolio	155,943	9.08%
Asset Allocation – Moderate Growth Portfolio	306,925	17.87%
Asset Allocation – Moderate Portfolio	122,348	7.12%
Total	$620,231	36.11%

Investment advisory fee: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.85% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings,

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $85.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$54,825
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	74,506
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating loss, return of capital and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$87,964	December 31, 2009
173	December 31, 2010

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Transamerica Equity II

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Actual	$1,000.00	$1,025.30	0.30%	$1.51
Hypothetical (b)	1,000.00	1,023.31	0.30	1.51

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Transamerica Equity II

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Business Services (4.2%)
eBay, Inc. ‡	12,000	$352
Moody's Corp.	8,300	452
Chemicals & Allied Products (7.1%)
Praxair, Inc.	13,000	702
Procter & Gamble Co.	11,700	651
Communication (1.4%)
XM Satellite Radio Holdings, Inc.–Class A ‡	18,000	264
Communications Equipment (4.8%)
QUALCOMM, Inc.	23,000	922
Computer & Data Processing Services (7.2%)
Intuit, Inc. ‡	11,300	682
Microsoft Corp.	29,500	687
Computer & Office Equipment (5.6%)
Apple Computer, Inc. ‡	8,800	503
Sandisk Corp. ‡	11,000	561
Drug Stores & Proprietary Stores (4.0%)
Walgreen Co.	17,000	762
Electronic & Other Electric Equipment (2.5%)
General Electric Co.	14,400	475
Engineering & Management Services (2.5%)
Jacobs Engineering Group, Inc. ‡	5,900	470
Hotels & Other Lodging Places (6.4%)
Marriott International, Inc.–Class A	17,000	648
MGM Mirage, Inc. ‡	14,000	571
Industrial Machinery & Equipment (3.5%)
Caterpillar, Inc.	8,930	665
Insurance (4.0%)
WellPoint, Inc. ‡	10,500	764

	Shares	Value
Management Services (2.7%)
Paychex, Inc.	13,000	$507
Medical Instruments & Supplies (2.2%)
Zimmer Holdings, Inc. ‡	7,500	425
Oil & Gas Extraction (5.7%)
Anadarko Petroleum Corp.	7,600	362
Schlumberger, Ltd.	11,000	716
Petroleum Refining (2.8%)
Suncor Energy, Inc.	6,600	535
Pharmaceuticals (5.8%)
Allergan, Inc.	4,300	461
Genentech, Inc. ‡	8,000	654
Printing & Publishing (2.9%)
McGraw-Hill Cos., Inc. (The)	11,000	553
Retail Trade (3.4%)
Staples, Inc.	27,000	657
Security & Commodity Brokers (10.2%)
American Express Co.	12,990	691
Ameriprise Financial, Inc.	5,000	223
Chicago Mercantile Exchange	2,100	1,031
Telecommunications (1.4%)
Sprint Nextel Corp.	13,000	260
Transportation & Public Utilities (5.3%)
Expeditors International of Washington, Inc.	18,000	1,008
Trucking & Warehousing (3.5%)
United Parcel Service, Inc.–Class B	8,000	659
Total Common Stocks (cost: $13,528)		18,873
Total Investment Securities (cost: $13,528) #		$18,873

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

#  Aggregate cost for Federal income tax purposes is $13,571. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,998 and $696, respectively. Net unrealized appreciation for tax purposes is $5,302.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Transamerica Equity II

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $13,528)	$18,873
Cash	184
Receivables:
Dividends	6
19,063
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1
Management and advisory fees	2
Other	9
12
Net Assets	$19,051
Net Assets Consist of:
Capital stock ($.01 par value)	$20
Additional paid-in capital	11,585
Distributable net investment income (loss)	119
Accumulated net realized gain (loss) from investment securities	1,982
Net unrealized appreciation (depreciation) on investment securities	5,345
Net Assets	$19,051
Shares Outstanding	1,958
Net Asset Value and Offering Price Per Share	$9.73

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$79
Interest	2
81
Expenses:
Management and advisory fees	30
Custody fees	2
Administration fees	2
Audit fees	8
Other	1
Total expenses	43
Less:
Management and advisory fee waiver	(13)
Net expenses	30
Net Investment Income (Loss)	51
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	638
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(171)
Net Realized and Unrealized Gain (Loss) on Investment Securities	467
Net Increase (Decrease) in Net Assets Resulting from Operations	$518

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Transamerica Equity II

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$51	$68
Net realized gain (loss) from investment securities	638	1,483
Change in unrealized appreciation (depreciation) on investment securities	(171)	1,520
	518	3,071
Distributions to Shareholders:
From net investment income	–	(218)
From net realized gains	–	(5,668)
	–	(5,886)
Capital Share Transactions:
Proceeds from shares sold	35	158
Dividends and distributions reinvested	–	5,886
Cost of shares redeemed	(1,493)	(2,409)
	(1,458)	3,635
Net increase (decrease) in net assets	(940)	820
Net Assets:
Beginning of period	19,991	19,171
End of period	$19,051	$19,991
Distributable Net Investment Income (Loss)	$119	$68

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued	3	14
Shares issued–reinvested from distributions	–	677
Shares redeemed	(151)	(229)
Net increase (decrease) in shares outstanding	(148)	462

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Transamerica Equity II

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

	For a share outstanding throughout each period (a)
	Net Asset	Investment Operations			Distributions			Net Asset
For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
6/30/2006	$9.49	$0.03	$0.21	$0.24	$–	$–	$–	$9.73
12/31/2005	11.66	0.04	1.62	1.66	(0.14)	(3.69)	(3.83)	9.49
12/31/2004	10.02	0.09	1.55	1.64	–	–	–	11.66
12/31/2003	10.00	(0.03)	0.05	0.02	–	–	–	10.02

		Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of PeriodRatio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
6/30/2006	2.53%	$19,051	0.30%	0.43%	0.51%	2%
12/31/2005	17.29	19,991	0.30	0.44	0.36	29
12/31/2004	16.37	19,171	0.30	0.36	0.84	33
12/31/2003	0.20	85,723	0.30	0.34	(0.30)	–

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  The inception date of Transamerica Equity II (the "Fund") is December 30, 2003.

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Transamerica Equity II

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Equity II (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.30% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.30% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2004	$52	12/31/2007
Fiscal Year 2005	26	12/31/2008

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Transamerica Equity II

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Fund is authorized under the Distribution Plan to pay fees up to the limit of 0.14%.

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $1.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$339
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	1,813
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Transamerica Growth Opportunities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,064.40	0.83%	$4.25
Hypothetical (b)	1,000.00	1,020.68	0.83	4.16
Service Class
Actual	1,000.00	1,063.50	1.08	5.53
Hypothetical (b)	1,000.00	1,019.44	1.08	5.41

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (94.0%)
Amusement & Recreation Services (3.3%)
Station Casinos, Inc. †	252,780	$17,209
Automotive (0.7%)
ITT Industries, Inc.	79,470	3,934
Business Services (0.5%)
Getty Images, Inc. †‡	39,240	2,492
Commercial Banks (2.4%)
Wintrust Financial Corp.	248,900	12,657
Communication (6.2%)
Global Payments, Inc.	461,740	22,417
XM Satellite Radio Holdings, Inc.–Class A †‡	674,150	9,876
Computer & Data Processing Services (8.0%)
Checkfree Corp. ‡	206,100	10,214
Digital Insight Corp. ‡	305,249	10,467
Intuit, Inc. ‡	47,220	2,852
NAVTEQ Corp. ‡	306,160	13,679
THQ, Inc. †‡	227,040	4,904
Computer & Office Equipment (3.4%)
Sandisk Corp. †‡	345,140	17,595
Educational Services (1.1%)
Strayer Education, Inc. †	61,970	6,019
Electronic Components & Accessories (1.0%)
Microchip Technology, Inc.	152,230	5,107
Engineering & Management Services (4.4%)
Jacobs Engineering Group, Inc. ‡	292,582	23,301
Hardware Stores (3.9%)
Fastenal Co.	504,660	20,333
Hotels & Other Lodging Places (6.2%)
Hilton Hotels Corp.	617,680	17,468
Las Vegas Sands Corp. †‡	194,270	15,126
Industrial Machinery & Equipment (15.5%)
Cameron International Corp. †‡	487,140	23,271
Graco, Inc.	444,040	20,417
Grant Prideco, Inc. ‡	464,837	20,801
Kennametal, Inc.	271,390	16,894
Medical Instruments & Supplies (2.9%)
Techne Corp. ‡	287,920	14,661
Varian Medical Systems, Inc. ‡	12,100	573
Motion Pictures (1.2%)
Macrovision Corp. ‡	298,074	6,415
Oil & Gas Extraction (1.3%)
Forest Oil Corp. †‡	199,290	6,608

	Shares	Value
Paperboard Containers & Boxes (2.7%)
Packaging Corp. of America	643,550	$14,171
Personal Credit Institutions (0.5%)
Financial Federal Corp. †	90,904	2,528
Pharmaceuticals (1.0%)
Endo Pharmaceuticals Holdings, Inc. ‡	162,970	5,375
Restaurants (1.9%)
PF Chang's China Bistro, Inc. †‡	256,670	9,759
Retail Trade (2.2%)
Blue Nile, Inc. †‡	358,920	11,543
Security & Commodity Brokers (8.1%)
BlackRock, Inc.–Class A †	225,020	31,316
Chicago Mercantile Exchange †	22,940	11,267
Telecommunications (4.0%)
NeuStar, Inc.–Class A †‡	620,220	20,932
Transportation & Public Utilities (11.6%)
CH Robinson Worldwide, Inc. †	443,150	23,620
Expeditors International of Washington, Inc.	659,300	36,928
Total Common Stocks (cost: $378,149)		492,729
	Principal	Value
SECURITY LENDING COLLATERAL (18.6%)
Debt (16.1%)
Bank Notes (0.4%)
Bank of America 5.27%, due 07/14/2006 *	$607	$607
5.31%, due 08/10/2006 *	1,395	1,395
Certificates Of Deposit (0.3%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	1,517	1,517
Commercial Paper (3.2%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	602	602
5.27%, due 07/20/2006	1,213	1,213
Clipper Receivables Corp. 5.12%, due 07/05/2006	1,505	1,505
CRC Funding LLC–144A 5.28%, due 07/21/2006	1,516	1,516
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	1,813	1,813
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	1,806	1,806
Grampian Funding LLC–144A 5.32%, due 07/21/2006	899	899

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	$1,260	$1,260
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	1,516	1,516
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 3,030 3,030 5.31%, due 07/13/2006	1,516	1,516
Euro Dollar Overnight (1.1%)
Fortis Bank 5.09%, due 07/05/2006	3,033	3,033
Harris NA 5.08%, due 07/05/2006	1,820	1,820
Svenska Handlesbanken 5.29%, due 07/03/2006	1,223	1,223
Euro Dollar Terms (2.8%)
Abbey National PLC 5.10%, due 07/10/2006	4,549	4,549
Barclays 5.15%, due 08/01/2006	3,033	3,033
Calyon 5.30%, due 08/08/2006	910	910
Dexia Group 5.30%, due 08/09/2006	1,516	1,516
Toronto Dominion Bank 5.30%, due 07/26/2006	1,820	1,820
UBS AG 5.25%, due 07/21/2006	3,033	3,033
Repurchase Agreements (8.3%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $1,379 on 07/03/2006	1,378	1,378

	Principal	Value
Repurchase Agreements (continued)
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $17,770 on 07/03/2006	$17,762	$17,762
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $2,168 on 07/03/2006	2,167	2,167
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $13,758 on 07/03/2006	13,752	13,752
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $6,533 on 07/03/2006	6,530	6,530
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $1,702 on 07/03/2006	1,701	1,701
	Shares	Value
Investment Companies (2.5%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	5,137,549	$5,138
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	1,404,110	1,404
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	6,503,840	6,504
Total Security Lending Collateral (cost: $97,468)		97,468
Total Investment Securities (cost: $475,617) #		$590,197

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $94,844.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $44,711, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $475,770. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $126,301 and $11,874, respectively. Net unrealized appreciation for tax purposes is $114,427.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $15,171 or 2.9% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Transamerica Growth Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $475,617) (including securities loaned of $94,844)	$590,197
Cash	33,728
Receivables:
Investment securities sold	596
Shares sold	88
Interest	126
Income from loaned securities	14
Dividends	240
624,989
Liabilities:
Investment securities purchased	2,973
Accounts payable and accrued liabilities:
Shares redeemed	115
Management and advisory fees	317
Service fees	3
Administration fees	8
Payable for collateral for securities on loan	97,468
Other	60
100,944
Net Assets	$524,045
Net Assets Consist of:
Capital stock ($.01 par value)	$314
Additional paid-in capital	399,470
Distributable net investment income (loss)	1,278
Accumulated net realized gain (loss) from investment securities	8,403
Net unrealized appreciation (depreciation) on investment securities	114,580
Net Assets	$524,045
Net Assets by Class:
Initial Class	$508,152
Service Class	15,893
Shares Outstanding:
Initial Class	30,419
Service Class	958
Net Asset Value and Offering Price Per Share:
Initial Class	$16.71
Service Class	16.58

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$1,480
Interest	521
Income from loaned securities–net	197
2,198
Expenses:
Management and advisory fees	1,907
Printing and shareholder reports	48
Custody fees	25
Administration fees	49
Legal fees	5
Audit fees	8
Trustees fees	7
Service fees:
Service Class	20
Other	5
Total expenses	2,074
Net Investment Income (Loss)	124
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	20,380
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	7,898
Net Realized and Unrealized Gain (Loss) on Investment Securities	28,278
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,402

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Transamerica Growth Opportunities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$124	$1,154
Net realized gain (loss) from investment securities	20,380	33,842
Change in unrealized appreciation (depreciation) on investment securities	7,898	25,483
	28,402	60,479
Distributions to Shareholders:
From net realized gains:
Initial Class	–	(30,330)
Service Class	–	(875)
	–	(31,205)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	78,515	39,121
Service Class	4,276	9,201
	82,791	48,322
Dividends and distributions reinvested:
Initial Class	–	30,330
Service Class	–	875
	–	31,205
Cost of shares redeemed:
Initial Class	(43,568)	(68,096)
Service Class	(4,321)	(3,635)
	(47,889)	(71,731)
	34,902	7,796
Net increase (decrease) in net assets	63,304	37,070
Net Assets:
Beginning of period	460,741	423,671
End of period	$524,045	$460,741
Distributable Net Investment Income (Loss)	$1,278	$1,154

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	4,699	2,594
Service Class	262	633
	4,961	3,227
Shares issued–reinvested from distributions:
Initial Class	–	2,187
Service Class	–	64
	–	2,251
Shares redeemed:
Initial Class	(2,690)	(4,763)
Service Class	(265)	(252)
	(2,955)	(5,015)
Net increase (decrease) in shares outstanding:
Initial Class	2,009	18
Service Class	(3)	445
	2,006	463

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Transamerica Growth Opportunities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$15.69	$– (h)	$1.02	$1.02	$–	$–	$–	$16.71
	12/31/2005	14.66	0.04	2.18	2.22	–	(1.19)	(1.19)	15.69
	12/31/2004	12.57	– (h)	2.09	2.09	–	–	–	14.66
	12/31/2003	9.58	(0.02)	3.01	2.99	–	–	–	12.57
	12/31/2002	11.18	(0.05)	(1.55)	(1.60)	–	–	–	9.58
	12/31/2001	10.00	(0.01)	1.19	1.18	–	–	–	11.18
Service Class	6/30/2006	15.59	(0.02)	1.01	0.99	–	–	–	16.58
	12/31/2005	14.61	– (h)	2.17	2.17	–	(1.19)	(1.19)	15.59
	12/31/2004	12.54	(0.04)	2.11	2.07	–	–	–	14.61
	12/31/2003	9.87	(0.02)	2.69	2.67	–	–	–	12.54

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	6.44%	$508,152	0.83%	0.83%	0.06%	27%
	12/31/2005	16.23	445,761	0.86	0.86	0.30	44
	12/31/2004	16.63	416,126	0.88	0.88	– (h)	63
	12/31/2003	31.21	242,433	0.90	0.90	(0.16)	23
	12/31/2002	(14.31)	95,613	1.12	1.12	(0.49)	14
	12/31/2001	11.80	5,581	1.20	5.89	(0.47)	4
Service Class	6/30/2006	6.35	15,893	1.08	1.08	(0.20)	27
	12/31/2005	15.93	14,980	1.11	1.11	0.03	44
	12/31/2004	16.51	7,545	1.14	1.14	(0.31)	63
	12/31/2003	27.05	619	1.15	1.15	(0.22)	23

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Growth Opportunities (the "Fund") share classes commenced operations as follows:

Initial Class – May 2, 2001

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2006 and for the years ended December 31, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

(h)  Amount rounds to less than $0.01 or 0.01%.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Growth Opportunities (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $22 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $84, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$12,704	2.42%
Asset Allocation – Growth Portfolio	42,547	8.12%
Asset Allocation – Moderate Growth Portfolio	118,768	22.66%
Asset Allocation – Moderate Portfolio	75,883	14.48%
Total	$249,902	47.68%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.15% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings,

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $26.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$171,768
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	127,996
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$24,779	December 31, 2009
432	December 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Transamerica Money Market

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,021.70	0.40%	$2.01
Hypothetical (b)	1,000.00	1,022.81	0.40	2.01
Service Class
Actual	1,000.00	1,020.40	0.65	3.26
Hypothetical (b)	1,000.00	1,021.57	0.65	3.26

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Maturity Distribution
At June 30, 2006

This chart shows the percentage breakdown by maturity date of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Transamerica Money Market

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
COMMERCIAL PAPER (89.7%)
Automotive (4.0%)
BMW US Capital LLC–144A
5.13%, due 07/11/2006	$7,750	$7,739
5.23%, due 08/17/2006	7,000	6,952
5.23%, due 08/18/2006	7,200	7,150
Business Credit Institutions (2.0%)
Sheffield Receivables Corp.–144A 5.17%, due 08/09/2006	11,000	10,938
Commercial Banks (19.9%)
Bank of America Corp. 4.95%, due 08/14/2006	9,500	9,443
4.95%, due 08/15/2006	9,500	9,441
HBOS Treasury Services 5.13%, due 07/14/2006	12,000	11,978
5.30%, due 09/20/2006	15,000	14,821
State Street Boston Corp. 5.21%, due 08/02/2006	11,000	10,949
5.21%, due 08/03/2006	15,100	15,028
Toronto-Dominion Bank–144A 5.31%, due 08/29/2006	13,000	12,887
UBS Finance Delaware LLC 5.03%, due 07/07/2006	14,000	13,988
4.96%, due 07/13/2006	6,700	6,689
5.16%, due 08/08/2006	4,500	4,476
Computer & Office Equipment (2.5%)
Pitney Bowes, Inc.–144A 5.19%, due 07/06/2006	14,000	13,990
Electronic & Other Electric Equipment (3.5%)
Emerson Electric Co.–144A 5.22%, due 07/12/2006	19,200	19,169
Food & Kindred Products (2.0%)
Nestle Capital Corp.–144A 5.20%, due 07/25/2006	11,310	11,271
Holding & Other Investment Offices (9.5%)
Prudential Funding LLC 5.06%, due 07/07/2006	15,000	14,987
5.07%, due 07/10/2006	10,500	10,487
Quebec Province–144A 5.12%, due 07/27/2006	11,000	10,959
5.12%, due 08/04/2006	16,100	16,022
Insurance (5.0%)
Metlife Funding, Inc. 5.12%, due 07/18/2006	5,000	4,988
5.04%, due 07/20/2006	22,900	22,839

	Principal	Value
Metal Mining (4.4%)
BHP Billiton Finance USA, Ltd.–144A
5.08%, due 07/18/2006	$4,500	$4,489
5.11%, due 07/28/2006	19,800	19,724
Mortgage Bankers & Brokers (12.3%)
Barclays U.S. Funding Corp. 5.27%, due 07/18/2006	4,000	3,990
5.21%, due 08/15/2006	11,200	11,127
CAFCO LLC–144A 5.10%, due 07/25/2006	6,500	6,478
5.09%, due 07/26/2006	5,000	4,982
5.32%, due 08/25/2006	10,600	10,514
Old Line Funding Corp.–144A 5.04%, due 07/05/2006	6,500	6,496
5.04%, due 07/07/2006	10,000	9,992
5.11%, due 07/17/2006	8,600	8,581
Ranger Funding Co. LLC–144A 5.06%, due 07/13/2006	6,013	6,003
Oil & Gas Extraction (3.1%)
Total Capital SA–144A 5.26%, due 07/06/2006	7,200	7,19
5.20%, due 08/16/2006	10,000	9,934
Personal Credit Institutions (20.6%)
American Honda Finance Corp. 5.13%, due 08/04/2006	5,500	5,473
General Electric Capital Corp. 4.90%, due 07/06/2006	6,000	5,996
4.90%, due 07/07/2006	6,000	5,995
5.18%, due 08/10/2006	5,200	5,170
5.31%, due 08/28/2006	10,000	9,914
International Lease Finance Corp. 5.25%, due 07/24/2006	10,600	10,565
5.21%, due 08/02/2006	8,600	8,560
5.26%, due 08/10/2006	8,000	7,953
Paccar Financial Corp. 5.16%, due 08/17/2006	11,900	11,820
5.22%, due 08/31/2006	7,700	7,632
5.37%, due 09/26/2006	7,400	7,304
Toyota Motor Credit Corp. 5.23%, due 08/07/2006	8,880	8,832
5.26%, due 08/10/2006	2,400	2,386
5.26%, due 08/11/2006	7,000	6,958
5.27%, due 08/14/2006	9,000	8,942
Savings Institutions (0.9%)
Ciesco LLC–144A 5.06%, due 07/14/2006	5,000	4,991
Total Commercial Paper (cost: $495,187)		495,187

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SHORT-TERM OBLIGATIONS (6.4%)
Computer & Data Processing Services (0.7%)
International Business Machines Corp. 4.88%, due 10/01/2006	$3,900	$3,897
Department Stores (1.6%)
Wal-Mart Stores, Inc. 5.45%, due 08/01/2006	8,944	8,948
Personal Credit Institutions (2.0%)
American Honda Finance Corp.–144A 5.12%, due 07/19/2006*	10,750	10,750
Security & Commodity Brokers (2.1%)
Goldman Sachs Group, Inc. 5.15%, due 08/01/2006*	11,700	11,701
Total Short-Term Obligations (cost: $35,296)		35,296

	Principal	Value
CERTIFICATES OF DEPOSIT (4.5%)
Wells Fargo Bank NA 5.27%, due 07/27/2006	$10,000	$10,000
5.29%, due 08/07/2006	10,000	10,000
Toronto Dominion Bank, Ltd. 5.04%, due 07/03/2006	4,500	4,500
Total Certificates of Deposit (cost: $24,500)		24,500
Total Investment Securities (cost: $554,983)		$554,983

NOTES TO SCHEDULE OF INVESTMENTS:

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $227,206 or 41.2% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Transamerica Money Market

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $554,983)	$554,983
Cash	127
Receivables:
Shares sold	290
Interest	440
555,840
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	3,800
Management and advisory fees	155
Service fees	10
Administration fees	9
Other	42
4,016
Net Assets	$551,824
Net Assets Consist of:
Capital stock ($.01 par value)	$5,518
Additional paid-in capital	546,306
Net Assets	$551,824
Net Assets by Class:
Initial Class	$498,585
Service Class	53,239
Shares Outstanding:
Initial Class	498,585
Service Class	53,239
Net Asset Value and Offering Price Per Share:
Initial Class	$1.00
Service Class	1.00

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$10,016
Expenses:
Management and advisory fees	732
Printing and shareholder reports	19
Custody fees	25
Administration fees	42
Legal fees	5
Audit fees	8
Trustees fees	8
Service fees:
Service Class	42
Other	5
Total expenses	886
Net Investment Income (Loss)	9,130
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,130

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Transamerica Money Market

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$9,130	$16,016
	9,130	16,016
Distributions to Shareholders:
From net investment income:
Initial Class	(8,426)	(15,228)
Service Class	(704)	(788)
	(9,130)	(16,016)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	327,566	519,748
Service Class	62,224	96,009
	389,790	615,757
Dividends and distributions reinvested:
Initial Class	8,498	15,183
Service Class	709	783
	9,207	15,966
Cost of shares redeemed:
Initial Class	(184,829)	(684,402)
Service Class	(39,096)	(86,320)
	(223,925)	(770,722)
	175,072	(138,999)
Net increase (decrease) in net assets	175,072	(138,999)
Net Assets:
Beginning of period	376,752	515,751
End of period	$551,824	$376,752

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	327,566	519,748
Service Class	62,224	96,009
	389,790	615,757
Shares issued–reinvested from distributions:
Initial Class	8,498	15,183
Service Class	709	783
	9,207	15,966
Shares redeemed:
Initial Class	(184,829)	(684,402)
Service Class	(39,096)	(86,320)
	(223,925)	(770,722)
Net increase (decrease) in shares outstanding:
Initial Class	151,235	(149,471)
Service Class	23,837	10,472
	175,072	(138,999)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Transamerica Money Market

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$1.00	$0.02	$–	$0.02	$(0.02)	$–	$(0.02)	$1.00
	12/31/2005	1.00	0.03	–	0.03	(0.03)	–	(0.03)	1.00
	12/31/2004	1.00	0.01	–	0.01	(0.01)	–	(0.01)	1.00
	12/31/2003	1.00	0.01	–	0.01	(0.01)	–	(0.01)	1.00
	12/31/2002	1.00	0.01	–	0.01	(0.01)	–	(0.01)	1.00
	12/31/2001	1.00	0.04	–	0.04	(0.04)	–	(0.04)	1.00
Service Class	6/30/2006	1.00	0.02	–	0.02	(0.02)	–	(0.02)	1.00
	12/31/2005	1.00	0.03	–	0.03	(0.03)	–	(0.03)	1.00
	12/31/2004	1.00	0.01	–	0.01	(0.01)	–	(0.01)	1.00
	12/31/2003	1.00	–	–	–	–	–	–	1.00

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)
Initial Class	6/30/2006	2.17%	$498,585	0.40%	4.38%
	12/31/2005	2.89	347,350	0.40	2.84
	12/31/2004	0.99	496,821	0.39	1.00
	12/31/2003	0.81	597,512	0.38	0.78
	12/31/2002	1.44	584,061	0.41	1.42
	12/31/2001	4.01	467,311	0.44	3.70
Service Class	6/30/2006	2.04	53,239	0.65	4.15
	12/31/2005	2.63	29,402	0.65	2.69
	12/31/2004	0.72	18,930	0.64	0.87
	12/31/2003	0.30	6,591	0.64	0.44

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Money Market (the "Fund") share classes commenced operations on:

Initial Class – October 2, 1986
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Money Market (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Securities valuations: As permitted under Rule 2a-7 of the 1940 Act, the securities held by the Fund are valued on the basis of amortized cost, which approximates market value.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends to shareholders are declared daily and reinvested monthly.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.35% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.57% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $27.

NOTE 3.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, distributions payable.

NOTE 4.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Transamerica Small/Mid Cap Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,103.10	0.85%	$4.43
Hypothetical (b)	1,000.00	1,020.58	0.85	4.26
Service Class
Actual	1,000.00	1,101.90	1.10	5.73
Hypothetical (b)	1,000.00	1,019.34	1.10	5.51

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.3%)
Apparel Products (0.6%)
True Religion Apparel, Inc. ‡†	145,000	$2,566
Chemicals & Allied Products (3.2%)
Olin Corp.	485,000	8,696
PolyOne Corp. ‡	555,560	4,878
Commercial Banks (3.8%)
Corus Bankshares, Inc. †	280,000	7,330
North Fork Bancorp, Inc.	283,878	8,565
Computer & Data Processing Services (3.0%)
ActivIdentity Corp. ‡	175,800	802
Fair Isaac Corp.	215,000	7,807
Sabre Holdings Corp. †	183,200	4,030
Computer & Office Equipment (1.5%)
Hypercom Corp. ‡	670,000	6,264
Symbol Technologies, Inc.	3,450	37
Construction (7.9%)
Chemed Corp.	266,700	14,543
McDermott International, Inc. ‡	420,000	19,097
Electric Services (1.8%)
CMS Energy Corp. ‡	580,000	7,505
Electric, Gas & Sanitary Services (2.7%)
ALLETE, Inc.	66,666	3,157
Republic Services, Inc.	205,000	8,270
Electronic & Other Electric Equipment (7.0%)
Acuity Brands, Inc.	300,000	11,673
Genlyte Group, Inc. ‡	250,000	18,107
Electronic Components & Accessories (1.3%)
Advanced Energy Industries, Inc. ‡	110,000	1,456
OSI Systems, Inc. ‡†	232,800	4,137
Food & Kindred Products (0.8%)
Hercules, Inc. ‡	156,600	2,390
TreeHouse Foods, Inc. ‡†	47,000	1,123
Gas Production & Distribution (1.7%)
KeySpan Corp.	175,000	7,070
Holding & Other Investment Offices (10.3%)
Annaly Mortgage Management, Inc. REIT †	670,000	8,583
Education Realty Trust, Inc. REIT †	325,000	5,411
Host Hotels & Resorts, Inc. REIT †	550,000	12,028
LTC Properties, Inc. REIT	450,000	10,057
Omega Healthcare Investors, Inc. REIT	291,000	3,847
Parkway Properties, Inc. REIT †	79,000	3,594

	Shares	Value
Industrial Machinery & Equipment (5.1%)
Allis-Chalmers Corp. ‡†	305,000	$4,145
Grant Prideco, Inc. ‡	203,000	9,084
Terex Corp. ‡	85,700	8,459
Instruments & Related Products (2.4%)
Fisher Scientific International ‡	140,000	10,227
Insurance (6.9%)
AMBAC Financial Group, Inc.	120,000	9,732
HCC Insurance Holdings, Inc.	367,500	10,819
PartnerRe, Ltd. †	135,000	8,647
Lumber & Other Building Materials (1.1%)
Drew Industries, Inc. ‡	145,000	4,698
Management Services (2.6%)
FTI Consulting, Inc. ‡	415,000	11,110
Medical Instruments & Supplies (1.9%)
Orthofix International NV ‡	210,000	8,007
Oil & Gas Extraction (19.2%)
Bronco Drilling Co., Inc. ‡	231,625	4,839
Chesapeake Energy Corp. †	420,400	12,717
GlobalSantaFe Corp.	200,000	11,550
Helix Energy Solutions Group, Inc. ‡†	100,000	4,036
Patterson-UTI Energy, Inc. †	202,490	5,732
Pioneer Drilling Co. ‡	370,000	5,713
Superior Energy Services, Inc. ‡	795,000	26,951
Todco–Class A †	240,150	9,810
Pharmaceuticals (0.4%)
ARIAD Pharmaceuticals, Inc. ‡†	360,000	1,624
Primary Metal Industries (0.5%)
Aleris International, Inc. ‡	50,000	2,293
Restaurants (1.0%)
O'Charley's, Inc. ‡	255,000	4,335
Savings Institutions (0.9%)
Partners Trust Financial Group, Inc. †	350,000	3,994
Telecommunications (2.2%)
Citizens Communications Co.	700,000	9,135
Water Transportation (7.4%)
Aries Maritime Transport, Ltd. †	992,000	10,565
DryShips, Inc. †	270,000	2,913
Genco Shipping & Trading, Ltd. †	499,700	8,675
Omega Navigation Enterprises, Inc.–Class A ‡	329,800	4,756
StealthGas, Inc.	305,600	4,263
Wholesale Trade Nondurable Goods (2.1%)
Dean Foods Co. ‡	235,000	8,739
Total Common Stocks (cost: $322,545)		420,591

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SECURITY LENDING COLLATERAL (19.1%)
Debt (16.6%)
Bank Notes (0.4%)
Bank of America 5.27%, due 07/14/2006 * 5.31%, due 08/10/2006 *	$504 1,160	$504 1,160
Certificates Of Deposit (0.3%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	1,261	1,261
Commercial Paper (3.3%)
Barton Capital LLC–144A 5.26%, due 07/07/2006 5.27%, due 07/20/2006	501 1,009	501 1,009
Clipper Receivables Corp. 5.12%, due 07/05/2006	1,252	1,252
CRC Funding LLC–144A 5.28%, due 07/21/2006	1,261	1,261
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	1,507	1,507
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	1,501	1,501
Grampian Funding LLC–144A 5.32%, due 07/21/2006	748	748
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	1,047	1,047
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	1,261	1,261
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 5.31%, due 07/13/2006	2,519 1,261	2,519 1,261
Euro Dollar Overnight (1.2%)
Fortis Bank 5.09%, due 07/05/2006	2,522	2,522
Harris NA 5.08%, due 07/05/2006	1,513	1,513
Svenska Handlesbanken 5.29%, due 07/03/2006	1,016	1,016
Euro Dollar Terms (2.9%)
Abbey National PLC 5.10%, due 07/10/2006	3,783	3,783
Barclays 5.15%, due 08/01/2006	2,522	2,522
Calyon 5.30%, due 08/08/2006	757	757
Dexia Group 5.30%, due 08/09/2006	1,261	1,261

	Principal	Value
Euro Dollar Terms (continued)
Toronto Dominion Bank 5.30%, due 07/26/2006	$1,513	$1,513
UBS AG 5.25%, due 07/21/2006	2,522	2,522
Repurchase Agreements (8.5%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $1,147 on 07/03/2006	1,146	1,146
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $14,775 on 07/03/2006	14,768	14,768
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $1,802 on 07/03/2006	1,801	1,801
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $11,439 on 07/03/2006	11,434	11,434
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $5,432 on 07/03/2006	5,430	5,430
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $1,415 on 07/03/2006	1,414	1,414
	Shares	Value
Investment Companies (2.5%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	4,271,662	$4,272
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	1,167,460	1,167
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	5,407,677	5,408
Total Security Lending Collateral (cost: $81,041)		81,041
Total Investment Securities (cost: $403,586) #		$501,632

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $77,715.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $37,175, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $403,645. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $113,230 and $15,243, respectively. Net unrealized appreciation for tax purposes is $97,987.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $12,615 or 3.0% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Transamerica Small/Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $403,586) (including securities loaned of $77,715)	$501,632
Cash	1,622
Receivables:
Investment securities sold	1,486
Shares sold	54
Interest	26
Income from loaned securities	15
Dividends	696
505,531
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	332
Management and advisory fees	271
Service fees	2
Administration fees	7
Payable for collateral for securities on loan	81,041
Other	33
81,686
Net Assets	$423,845
Net Assets Consist of:
Capital stock ($.01 par value)	$210
Additional paid-in capital	269,822
Distributable net investment income (loss)	6,462
Accumulated net realized gain (loss) from investment securities	49,305
Net unrealized appreciation (depreciation) on investment securities	98,046
Net Assets	$423,845
Net Assets by Class:
Initial Class	$411,358
Service Class	12,487
Shares Outstanding:
Initial Class	20,343
Service Class	620
Net Asset Value and Offering Price Per Share:
Initial Class	$20.22
Service Class	20.12

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$4,128
Interest	158
Income from loaned securities–net	164
4,450
Expenses:
Management and advisory fees	1,730
Printing and shareholder reports	21
Custody fees	23
Administration fees	43
Legal fees	4
Audit fees	8
Trustees fees	7
Service fees:
Service Class	15
Other	4
Total expenses	1,855
Net Investment Income (Loss)	2,595
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	14,559
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	25,170
Net Realized and Unrealized Gain (Loss) on Investment Securities	39,729
Net Increase (Decrease) in Net Assets Resulting from Operations	$42,324

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Transamerica Small/Mid Cap Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,595	$3,867
Net realized gain (loss) from investment securities	14,559	36,052
Change in unrealized appreciation (depreciation) on investment securities	25,170	13,796
	42,324	53,715
Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,734)
Service Class	–	(27)
	–	(1,761)
From net realized gains:
Initial Class	–	(18,386)
Service Class	–	(296)
	–	(18,682)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	16,686	31,442
Service Class	3,659	9,979
	20,345	41,421
Dividends and distributions reinvested:
Initial Class	–	20,120
Service Class	–	323
	–	20,443
Cost of shares redeemed:
Initial Class	(53,916)	(98,146)
Service Class	(2,976)	(1,444)
	(56,892)	(99,590)
	(36,547)	(37,726)
Net increase (decrease) in net assets	5,777	(4,454)
Net Assets:
Beginning of period	418,068	422,522
End of period	$423,845	$418,068
Distributable Net Investment Income (Loss)	$6,462	$3,867

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	842	1,756
Service Class	186	564
	1,028	2,320
Shares issued–reinvested from distributions:
Initial Class	–	1,136
Service Class	–	19
	–	1,155
Shares redeemed:
Initial Class	(2,725)	(5,526)
Service Class	(153)	(81)
	(2,878)	(5,607)
Net increase (decrease) in shares outstanding:
Initial Class	(1,883)	(2,634)
Service Class	33	502
	(1,850)	(2,132)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$18.33	$0.12	$1.77	$1.89	$–	$–	$–	$20.22
	12/31/2005	16.94	0.16	2.11	2.27	(0.08)	(0.80)	(0.88)	18.33
	12/31/2004	14.56	0.07	2.31	2.38	–	–	–	16.94
	12/31/2003	7.63	(0.05)	6.98	6.93	–	–	–	14.56
	12/31/2002	15.72	(0.05)	(6.24)	(6.29)	–	(1.80)	(1.80)	7.63
	12/31/2001	15.62	(0.03)	4.66	4.63	–	(4.53)	(4.53)	15.72
Service Class	6/30/2006	18.26	0.09	1.77	1.86	–	–	–	20.12
	12/31/2005	16.92	0.15	2.06	2.21	(0.07)	(0.80)	(0.87)	18.26
	12/31/2004	14.71	0.10	2.11	2.21	–	–	–	16.92

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)			Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)		Net Assets (f)	Rate (g)
Initial Class	6/30/2006	10.31%	$411,358	0.85%	0.85%		1.21%	11%
	12/31/2005	13.56	407,351	0.86	0.86		0.92	33
	12/31/2004	16.35	421,079	0.84	0.84		0.48	139
	12/31/2003	90.83	360,057	0.88	0.88	(h)	(0.49)	140
	12/31/2002	(39.46)	224,359	0.91	1.19		(0.45)	133
	12/31/2001	28.79	313,685	0.91	1.18		(0.24)	172
Service Class	6/30/2006	10.19	12,487	1.10	1.10		0.97	11
	12/31/2005	13.26	10,717	1.11	1.11		0.82	33
	12/31/2004	15.02	1,443	1.11	1.11		0.94	139

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Small/Mid Cap Value (the "Fund") share classes commenced operations as follows:

Initial Class – May 4, 1993

Service Class – May 3, 2004

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2006 and the years ended December 31, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

(h)  Ratio of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor, if any. The impact of recaptured expenses was 0.04% for Initial Class (See Note 2).

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Small/Mid Cap Value (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $25 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $70, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2006:

	Net Assets	% of Net Assets
Asset Allocation – Growth Portfolio	$31,526	7.44%
Asset Allocation – Moderate Portfolio	23,473	5.54%
Total	$54,999	12.98%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.75% of ANA over 500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.89% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $21.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$46,433
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	74,505
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Transamerica U.S. Government Securities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$986.60	0.61%	$3.00
Hypothetical (b)	1,000.00	1,021.77	0.61	3.06
Service Class
Actual	1,000.00	986.00	0.86	4.23
Hypothetical (b)	1,000.00	1,020.53	0.86	4.31

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Type
At June 30, 2006

This chart shows the percentage breakdown by bond type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (42.8%)
U.S. Treasury Bond 8.00%, due 11/15/2021 †	$11,000	$14,068
5.38%, due 02/15/2031 †	1,085	1,104
U.S. Treasury Inflation Indexed Bond 2.00%, due 01/15/2016	8,323	7,948
U.S. Treasury Note 4.88%, due 05/31/2008 †	14,000	13,922
5.13%, due 06/30/2008	2,500	2,498
4.38%, due 11/15/2008 †	1,000	983
4.75%, due 03/31/2011	2,160	2,127
4.88%, due 05/31/2011 †	20,400	20,193
3.88%, due 02/15/2013 †	13,335	12,413
5.13%, due 05/15/2016 †	8,400	8,390
Total U.S. Government Obligations (cost: $83,973)		83,646
U.S. GOVERNMENT AGENCY OBLIGATIONS (21.3%)
Fannie Mae 5.25%, due 08/01/2012	2,000	1,954
5.00%, due 07/01/2035	2,410	2,254
6.50%, due 06/01/2036	5,000	5,027
Fannie Mae-Conventional Pool 6.00%, due 01/01/2034	1,428	1,409
6.00%, due 08/01/2034	862	850
6.00%, due 10/01/2034	1,492	1,471
Federal Home Loan Bank 3.00%, due 04/15/2009 †	13,000	12,221
Freddie Mac-Gold Pool 4.90%, due 11/03/2008	7,300	7,186
6.00%, due 09/01/2032	686	678
6.00%, due 11/01/2032	1,066	1,054
5.50%, due 06/01/2035	5,226	5,033
5.00%, due 07/01/2035	1,445	1,350
Ginnie Mae-FHA/VA Pool 6.00%, due 03/20/2034	1,197	1,186
Total U.S. Government Agency Obligations (cost: $43,293)		41,673
CORPORATE DEBT SECURITIES (28.9%)
Air Transportation (0.9%)
FedEx Corp. 9.65%, due 06/15/2012	1,500	1,766
Beverages (0.5%)
Foster's Finance Corp.–144A 5.88%, due 06/15/2035	1,100	962
Business Credit Institutions (0.5%)
Pemex Finance, Ltd. 9.03%, due 02/15/2011	893	947

	Principal	Value
Business Services (0.5%)
Hertz Corp.–144A 8.88%, due 01/01/2014	$1,000	$1,025
Commercial Banks (2.2%)
HBOS PLC–144A 5.92%, due 10/01/2015 (a)(b)	2,000	1,843
Sumitomo Mitsui Banking–144A 5.63%, due 10/15/2015 (a)(b)	1,800	1,679
Wachovia Capital Trust III 5.80%, due 03/15/2011 (a)(b)	772	749
Communication (0.5%)
Comcast Corp. 7.05%, due 03/15/2033	950	964
Department Stores (0.5%)
Neiman-Marcus Group, Inc.–144A 9.00%, due 10/15/2015 †	1,000	1,045
Electric Services (1.0%)
PSEG Funding Trust 5.38%, due 11/16/2007	2,000	1,986
Gas Production & Distribution (0.5%)
Kinder Morgan Energy Partners, LP 7.75%, due 03/15/2032	850	915
Holding & Other Investment Offices (0.4%)
Hutchison Whampoa International, Ltd.–144A 7.45%, due 11/24/2033	780	824
Insurance (0.9%)
Reinsurance Group of America 6.75%, due 12/15/2065 (b)	2,000	1,841
Metal Mining (0.9%)
Phelps Dodge Corp. 9.50%, due 06/01/2031	1,373	1,708
Oil & Gas Extraction (0.9%)
Husky Oil, Ltd. 8.90%, due 08/15/2028 (b)	1,615	1,698
Personal Credit Institutions (0.8%)
HSBC Finance Capital Trust IX 5.91%, due 11/30/2035 (b)	1,600	1,527
Printing & Publishing (0.8%)
Media General, Inc. 6.95%, due 09/01/2006	1,500	1,501
Radio & Television Broadcasting (1.0%)
Univision Communications, Inc. 7.85%, due 07/15/2011	2,000	2,016

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Real Estate (1.2%)
Tanger Properties LP 9.13%, due 02/15/2008	$2,284	$2,383
Security & Commodity Brokers (0.9%)
Residential Capital Corp. 6.38%, due 06/30/2010	1,800	1,775
Telecommunications (2.0%)
America Movil SA de CV 5.50%, due 03/01/2014	2,750	2,541
Verizon Global Funding Corp. 7.75%, due 12/01/2030	1,250	1,348
U.S. Government & Agency (11.2%)
Fannie Mae 5.10%, due 01/18/2011	9,000	8,817
Freddie Mac 4.48%, due 09/19/2008	7,300	7,123
5.50%, due 02/22/2013	6,000	5,886
Water Transportation (0.8%)
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	1,500	1,613
Total Corporate Debt Securities (cost: $58,281)		56,482
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (5.1%)
Federal Home Loan Bank 5.00%, due 09/29/2006	10,000	10,000
Total Short-Term U.S. Government Obligations (cost: $10,000)		10,000
SECURITY LENDING COLLATERAL (20.3%)
Debt (17.6%)
Bank Notes (0.4%)
Bank of America 5.27%, due 07/14/2006 *	248	248
5.31%, due 08/10/2006 *	570	570
Certificates Of Deposit (0.3%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	619	619
Commercial Paper (3.5%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	246	246
5.27%, due 07/20/2006	496	496
Clipper Receivables Corp. 5.12%, due 07/05/2006	615	615
CRC Funding LLC–144A 5.28%, due 07/21/2006	619	619

	Principal	Value
Commercial Paper (continued)
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	$741	$741
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	738	738
Grampian Funding LLC–144A 5.32%, due 07/21/2006	367	367
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	515	515
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	620	620
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006	1,238	1,238
5.31%, due 07/13/2006	620	620
Euro Dollar Overnight (1.3%)
Fortis Bank 5.09%, due 07/05/2006	1,239	1,239
Harris NA 5.08%, due 07/05/2006	743	743
Svenska Handlesbanken 5.29%, due 07/03/2006	499	499
Euro Dollar Terms (3.1%)
Abbey National PLC 5.10%, due 07/10/2006	1,859	1,859
Barclays 5.15%, due 08/01/2006	1,239	1,239
Calyon 5.30%, due 08/08/2006	372	372
Dexia Group 5.30%, due 08/09/2006	620	620
Toronto Dominion Bank 5.30%, due 07/26/2006	743	743
UBS AG 5.25%, due 07/21/2006	1,239	1,239
Repurchase Agreements (9.0%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $563 on 07/03/2006	563	563
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $7,260 on 07/03/2006	7,256	7,256
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $886 on 07/03/2006	885	885

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (continued)
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $5,621 on 07/03/2006	$5,618	$5,618
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $2,669 on 07/03/2006	2,668	2,668
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $695 on 07/03/2006	695	695

	Shares	Value
Investment Companies (2.7%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	2,098,924	$2,099
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	573,643	574
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	2,657,116	2,657
Total Security Lending Collateral (cost: $39,820)		39,820
Total Investment Securities (cost: $235,367)#		$231,621

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $38,909.

(a)  The security has a perpetual maturity. The date shown is the next call date.

(b)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of June 30, 2006.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $18,266, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.50% and 7/12/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $235,507. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $0 and $3,886, respectively. Net unrealized depreciation for tax purposes is $3,886.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $13,578 or 6.9% of the net assets of the Fund.

FHA  Federal Housing Administration

VA  Veterans Affairs

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Transamerica U.S. Government Securities

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $235,367) (including securities loaned of $38,909)	$231,621
Cash	1,922
Receivables:
Shares sold	10
Interest	2,118
Income from loaned securities	5
Dividend reclaims receivable	1
235,677
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	153
Management and advisory fees	85
Service fees	4
Administration fees	3
Payable for collateral for securities on loan	39,820
Other	25
40,090
Net Assets	$195,587
Net Assets Consist of:
Capital stock ($.01 par value)	$166
Additional paid-in capital	192,862
Distributable net investment income (loss)	11,258
Accumulated net realized gain (loss) from investment securities	(4,953)
Net unrealized appreciation (depreciation) on investment securities	(3,746)
Net Assets	$195,587
Net Assets by Class:
Initial Class	$168,330
Service Class	27,257
Shares Outstanding:
Initial Class	14,285
Service Class	2,269
Net Asset Value and Offering Price Per Share:
Initial Class	$11.78
Service Class	12.01

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$4,537
Income from loaned securities–net	60
4,597
Expenses:
Management and advisory fees	506
Printing and shareholder reports	11
Custody fees	15
Administration fees	18
Legal fees	2
Audit fees	8
Trustees fees	3
Service fees:
Service Class	11
Other	2
Total expenses	576
Net Investment Income (Loss)	4,021
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	(4,137)
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(2,334)
Net Realized and Unrealized Gain (Loss) on Investment Securities	(6,471)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,450)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Transamerica U.S. Government Securities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$4,021	$7,236
Net realized gain (loss) from investment securities	(4,137)	(663)
Change in unrealized appreciation (depreciation) on investment securities	(2,334)	(2,071)
	(2,450)	4,502
Distributions to Shareholders:
From net investment income:
Initial Class	–	(7,804)
Service Class	–	(235)
	–	(8,039)
From net realized gains:
Initial Class	–	(2,434)
Service Class	–	(83)
	–	(2,517)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	6,206	18,742
Service Class	22,584	11,059
	28,790	29,801
Dividends and distributions reinvested:
Initial Class	–	10,238
Service Class	–	318
	–	10,556
Cost of shares redeemed:
Initial Class	(21,917)	(48,602)
Service Class	(2,729)	(8,905)
	(24,646)	(57,507)
	4,144	(17,150)
Net increase (decrease) in net assets	1,694	(23,204)
Net Assets:
Beginning of period	193,893	217,097
End of period	$195,587	$193,893
Distributable Net Investment Income (Loss)	$11,258	$7,237

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	525	1,540
Service Class	1,874	888
	2,399	2,428
Shares issued–reinvested from distributions:
Initial Class	–	860
Service Class	–	26
	–	886
Shares redeemed:
Initial Class	(1,851)	(3,990)
Service Class	(225)	(713)
	(2,076)	(4,703)
Net increase (decrease) in shares outstanding:
Initial Class	(1,326)	(1,590)
Service Class	1,649	201
	323	(1,389)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Transamerica U.S. Government Securities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$11.94	$0.26	$(0.42)	$(0.16)	$–	$–	$–	$11.78
	12/31/2005	12.32	0.43	(0.15)	0.28	(0.50)	(0.16)	(0.66)	11.94
	12/31/2004	12.42	0.40	–	0.40	(0.44)	(0.06)	(0.50)	12.32
	12/31/2003	12.32	0.36	(0.01)	0.35	(0.25)	–	(0.25)	12.42
	12/31/2002	11.89	0.42	0.26	0.68	(0.25)	–	(0.25)	12.32
	12/31/2001	11.88	0.36	0.23	0.59	(0.58)	–	(0.58)	11.89
Service Class	6/30/2006	12.18	0.26	(0.43)	(0.17)	–	–	–	12.01
	12/31/2005	12.53	0.41	(0.16)	0.25	(0.44)	(0.16)	(0.60)	12.18
	12/31/2004	12.64	0.37	(0.01)	0.36	(0.41)	(0.06)	(0.47)	12.53
	12/31/2003	12.58	0.38	(0.29)	0.09	(0.03)	–	(0.03)	12.64

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	(1.34)%	$168,330	0.61%	0.61%	4.37%	87%
	12/31/2005	2.23	186,335	0.67	0.67	3.50	92
	12/31/2004	3.30	211,847	0.72	0.72	3.19	82
	12/31/2003	2.95	275,208	0.69	0.69	2.89	124
	12/31/2002	5.81	284,569	0.71	0.71	3.50	379
	12/31/2001	5.10	120,875	0.75	0.79	4.64	760
Service Class	6/30/2006	(1.40)	27,257	0.86	0.86	4.31	87
	12/31/2005	1.98	7,558	0.92	0.92	3.27	92
	12/31/2004	2.90	5,250	0.97	0.97	2.97	82
	12/31/2003	0.68	1,421	0.96	0.96	4.53	124

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica U.S. Government Securities (the "Fund") share classes commenced operations as follows:

Initial Class – May 13, 1994
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the Period ended June 30, 2006 and the years ended December 31, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment advisor, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Transamerica U.S. Government Securities

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica U.S. Government Securities (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $26, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company,

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Transamerica U.S. Government Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.55% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.63% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $10.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$20,678
U.S. Government	138,426
Proceeds from maturities and sales of securities:
Long-Term	16,847
U.S. Government	128,276

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Transamerica U.S. Government Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and post October loss deferrals.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Transamerica Value Balanced

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,036.50	0.83%	$4.19
Hypothetical (b)	1,000.00	1,020.68	0.83	4.16
Service Class
Actual	1,000.00	1,036.20	1.08	5.45
Hypothetical (b)	1,000.00	1,019.44	1.08	5.41

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2006

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS v
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (5.1%)
U.S. Treasury Bond 8.00%, due 11/15/2021	$490	$627
5.38%, due 02/15/2031	806	820
U.S. Treasury Inflation Indexed Bond 2.00%, due 01/15/2016	2,030	1,938
U.S. Treasury Note 5.13%, due 06/30/2008	2,900	2,898
4.75%, due 03/31/2011	2,281	2,247
3.88%, due 02/15/2013	10,186	9,482
4.50%, due 02/15/2016	3,080	2,930
5.13%, due 05/15/2016	1,590	1,588
Total U.S. Government Obligations (cost: $22,670)		22,530
U.S. GOVERNMENT AGENCY OBLIGATIONS (9.7%)
Fannie Mae 5.50%, due 05/01/2035	6,074	5,838
5.00%, due 07/01/2035	4,346	4,065
6.50%, due 06/01/2036	5,038	5,065
Fannie Mae–Conventional Pool 5.50%, due 08/01/2017	1,678	1,651
6.00%, due 01/01/2018	2,111	2,119
5.00%, due 05/01/2018	1,174	1,134
6.00%, due 01/01/2034	1,759	1,736
6.00%, due 08/01/2034	718	708
6.00%, due 10/01/2034	1,295	1,277
Freddie Mac–Gold Pool 5.00%, due 04/01/2018	2,209	2,131
5.50%, due 09/01/2018	661	649
5.50%, due 11/01/2018	2,200	2,162
6.00%, due 11/01/2033	1,475	1,457
6.00%, due 12/01/2033	1,311	1,295
5.50%, due 06/01/2035	5,586	5,379
5.00%, due 07/01/2035	4,353	4,068
Ginnie Mae–FHA/VA Pool 6.50%, due 10/15/2027	700	710
6.00%, due 02/20/2034	1,035	1,025
6.00%, due 08/20/2034	155	154
Total U.S. Government Agency Obligations (cost: $44,396)		42,623
CORPORATE DEBT SECURITIES (11.8%)
Aerospace (0.4%)
Textron Financial Corp. 6.00%, due 11/20/2009	1,892	1,911

	Principal	Value
Agriculture (0.2%)
Dole Food Co., Inc. 8.63%, due 05/01/2009	$300	$286
Michael Foods, Inc. 8.00%, due 11/15/2013	700	688
Air Transportation (0.3%)
FedEx Corp. 9.65%, due 06/15/2012	1,085	1,277
Beverages (0.2%)
Cia Brasileira de Bebidas 8.75%, due 09/15/2013	635	699
Business Credit Institutions (0.3%)
Pemex Finance, Ltd. 9.03%, due 02/15/2011	1,235	1,310
Business Services (0.2%)
Hertz Corp.–144A 8.88%, due 01/01/2014	700	717
Chemicals & Allied Products (0.8%)
Cytec Industries, Inc. 5.50%, due 10/01/2010	640	622
Lubrizol Corp. 4.63%, due 10/01/2009	2,200	2,118
Monsanto Co. 5.50%, due 07/30/2035	830	732
Nalco Co. 7.75%, due 11/15/2011	280	279
Commercial Banks (1.0%)
Bank of America Corp. 7.80%, due 02/15/2010	570	609
Shinsei Finance Cayman, Ltd.–144A 6.42%, due 07/20/2016 (a) (b)	1,830	1,719
Wachovia Capital Trust III 5.80%, due 03/15/2011(a) (b)	560	543
Wells Fargo & Co. 6.25%, due 04/15/2008	530	535
ZFS Finance USA Trust I–144A 6.45%, due 12/15/2065 (b)	860	787
Communication (0.2%)
Comcast Corp. 7.05%, due 03/15/2033	705	715
Department Stores (0.2%)
Neiman-Marcus Group, Inc.–144A 9.00%, due 10/15/2015	1,000	1,045

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS v (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Electric Services (0.4%)
PSEG Funding Trust 5.38%, due 11/16/2007	$2,000	$1,986
Food & Kindred Products (0.4%)
Bunge Ltd. Finance Corp. 4.38%, due 12/15/2008	1,955	1,886
Food Stores (0.1%)
Stater Brothers Holdings, Inc. 8.13%, due 06/15/2012	600	592
Gas Production & Distribution (0.2%)
Kinder Morgan Energy Partners, LP 7.75%, due 03/15/2032	675	726
Holding & Other Investment Offices (1.0%)
Hutchison Whampoa International, Ltd.–144A 7.45%, due 11/24/2033	440	465
iStar Financial, Inc. 4.88%, due 01/15/2009	2,000	1,948
Plum Creek Timberlands, LP 5.88%, due 11/15/2015	1,030	984
Tanger Factory Outlet Centers REIT 6.15%, due 11/15/2015	950	923
Industrial Machinery & Equipment (0.1%)
Cummins, Inc. 7.13%, due 03/01/2028	345	340
Insurance (0.1%)
Reinsurance Group of America 6.75%, due 12/15/2065 (b)	671	618
Metal Mining (0.4%)
Phelps Dodge Corp. 9.50%, due 06/01/2031	913	1,136
Teck Cominco, Ltd. 6.13%, due 10/01/2035	475	425
Mortgage Bankers & Brokers (0.2%)
ILFC E-Capital Trust II–144A 6.25%, due 12/21/2065 (b)	765	723
Kinder Morgan Finance Co., ULC 6.40%, due 01/05/2036	413	338
Oil & Gas Extraction (0.4%)
Husky Oil, Ltd. 8.90%, due 08/15/2028 (b)	1,320	1,388
PetroHawk Energy Corp.–144A 9.13%, due 07/15/2013	500	497

	Principal	Value
Paper & Paper Products (0.3%)
Celulosa Arauco y Constitucion SA 8.63%, due 08/15/2010	$1,240	$1,350
Printing & Publishing (0.5%)
Media General, Inc. 6.95%, due 09/01/2006	1,590	1,591
News America Holdings, Inc. 7.75%, due 12/01/2045	610	641
Radio & Television Broadcasting (0.8%)
Chancellor Media Corp. 8.00%, due 11/01/2008	2,025	2,105
Univision Communications, Inc. 7.85%, due 07/15/2011	1,400	1,411
Real Estate (0.7%)
Colonial Realty, LP 7.00%, due 07/14/2007	1,846	1,864
Post Apartment Homes, LP 6.30%, due 06/01/2013	1,247	1,242
Restaurants (0.1%)
Landry's Restaurants, Inc., Series B 7.50%, due 12/15/2014	500	459
Security & Commodity Brokers (0.4%)
E*Trade Financial Corp. 8.00%, due 06/15/2011	500	510
Residential Capital Corp. 6.38%, due 06/30/2010	1,255	1,238
Telecommunications (0.8%)
Nextel Communications, Inc., Series D 7.38%, due 08/01/2015	728	741
SBC Communications, Inc. 4.13%, due 09/15/2009	1,969	1,871
Verizon Global Funding Corp. 7.75%, due 12/01/2030	650	701
Water Transportation (0.9%)
Carnival Corp. 3.75%, due 11/15/2007	2,900	2,818
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	1,000	1,075
Wholesale Trade Nondurable Goods (0.2%)
Domino's, Inc. 8.25%, due 07/01/2011	729	756
Total Corporate Debt Securities (cost: $53,606)		51,940

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS v (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (71.6%)
Amusement & Recreation Services (1.8%)
Disney (Walt) Co. (The)	270,000	$8,100
Business Services (0.3%)
Fannie Mae	26,000	1,251
Chemicals & Allied Products (1.7%)
Colgate-Palmolive Co.	56,000	3,354
Praxair, Inc.	77,900	4,207
Commercial Banks (7.0%)
Bank of America Corp.	211,844	10,190
Citigroup, Inc.	205,170	9,897
PNC Financial Services Group, Inc.	70,000	4,912
Wachovia Corp.	67,640	3,658
Wells Fargo & Co.	30,000	2,012
Computer & Data Processing Services (4.4%)
Microsoft Corp.	825,000	19,222
Electric Services (1.4%)
Dominion Resources, Inc.	45,000	3,366
Duke Energy Corp.	92,000	2,702
Electronic & Other Electric Equipment (2.2%)
Cooper Industries, Ltd.–Class A	20,000	1,858
General Electric Co.	233,300	7,690
Food & Kindred Products (4.5%)
Altria Group, Inc.	160,000	11,749
HJ Heinz Co.	120,000	4,946
Sara Lee Corp.	200,000	3,204
Gas Production & Distribution (2.5%)
KeySpan Corp.	270,000	10,908
Holding & Other Investment Offices (3.5%)
Plum Creek Timber Co., Inc.	210,000	7,455
Rayonier, Inc.	216,000	8,189
Insurance (1.1%)
American International Group, Inc.	80,000	4,724
Life Insurance (0.9%)
Genworth Financial, Inc.–Class A	110,000	3,832
Lumber & Wood Products (0.5%)
Louisiana-Pacific Corp.	100,000	2,190
Motion Pictures (4.6%)
Time Warner, Inc.	1,170,000	20,241
Oil & Gas Extraction (3.1%)
Anadarko Petroleum Corp.	110,000	5,246
Chesapeake Energy Corp.	49,800	1,506
EOG Resources, Inc.	100,000	6,934

	Shares	Value
Paper & Allied Products (0.6%)
Kimberly-Clark Corp.	40,000	$2,468
Petroleum Refining (6.2%)
BP PLC, ADR	175,000	12,182
Exxon Mobil Corp.	75,000	4,601
Marathon Oil Corp.	80,000	6,664
Murphy Oil Corp.	70,000	3,910
Pharmaceuticals (8.9%)
Bristol-Myers Squibb Co.	595,000	15,387
Merck & Co., Inc.	554,000	20,182
Schering-Plough Corp.	200,000	3,806
Railroads (0.8%)
Union Pacific Corp.	40,000	3,718
Savings Institutions (3.2%)
Washington Mutual, Inc.	314,540	14,337
Security & Commodity Brokers (7.4%)
AllianceBernstein Holding, LP	350,000	21,399
Jefferies Group, Inc.	149,600	4,433
Raymond James Financial, Inc.	166,500	5,040
T. Rowe Price Group, Inc.	40,000	1,512
Telecommunications (3.2%)
Embarq Corp. ‡	32,500	1,332
Sprint Nextel Corp.	650,000	12,994
Tobacco Products (1.8%)
Loews Corp.–Carolina Group	154,000	7,911
Total Common Stocks (cost: $258,977)		315,419
Total Investment Securities (cost: $379,649)#		$432,512
	Contracts t	Value
WRITTEN OPTIONS (–0.8%)
Covered Call Options (–0.2%)
AllianceBernstein Holding, LP	1,100	$(36)
Call Strike $75.00
Expires 10/21/2006
EOG Resources, Inc. Call Strike $80.00 Expires 10/21/2006	400	(121)
HJ Heinz Co. Call Strike $40.00 Expires 01/20/2007	1,200	(420)
Jefferies Group, Inc. Call Strike $35.00 Expires 07/22/2006	696	(3)
Louisiana-Pacific Corp. Call Strike $30.00 Expires 08/19/2006	500	(2)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS v (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Contracts t	Value
Covered Call Options (continued)
Merck & Co., Inc.	1,240	$(161)
Call Strike $37.50
Expires 10/21/2006
PNC Financial Services Group, Inc. Call Strike $75.00 Expires 08/19/2006	550	(22)
PNC Financial Services Group, Inc. Call Strike $80.00 Expires 01/20/2007	550	(56)
Praxair, Inc. Call Strike $60.00 Expires 10/21/2006	500	(36)
Schering-Plough Corp. Call Strike $20.00 Expires 08/19/2006	1,000	(35)
Sprint Nextel Corp. Call Strike $27.50 Expires 11/18/2006	3,500	(53)
Union Pacific Corp. Call Strike $95.00 Expires 08/19/2006	100	(26)
Put Options (–0.6%)
American International Group, Inc. Put Strike $55.00 Expires 01/19/2008	1,600	(512)
Bristol-Myers Squibb Co. Put Strike $22.50 Expires 12/16/2006	1,050	(42)
Chesapeake Energy Corp. Put Strike $27.50 Expires 07/22/2006	2,100	(26)
Chesapeake Energy Corp. Put Strike $27.50 Expires 10/21/2006	500	(60)
Cia Vale Do Rio Doce Put Strike $20.00 Expires 12/16/2006	600	(50)
Cia Vale Do Rio Doce Put Strike $17.50 Expires 01/20/2007	3,400	(153)
Colgate-Palmolive Co. Put Strike $55.00 Expires 11/18/2006	750	(56)
Colgate-Palmolive Co. Put Strike $50.00 Expires 01/20/2007	560	(22)

	Contracts t	Value
Put Options (continued)
Dominion Resources, Inc.	450	$(98)
Put Strike $70.00
Expires 01/20/2007
Duke Energy Corp. Put Strike $25.00 Expires 01/20/2007	1,000	(40)
Duke Energy Corp. Put Strike $27.50 Expires 01/20/2007	110	(10)
Fannie Mae Put Strike $45.00 Expires 01/20/2007	1,100	(226)
Fording Canadian Coal Put Strike $30.00 Expires 12/16/2006	1,100	(223)
General Electric Co. Put Strike $32.50 Expires 01/20/2007	1,500	(191)
Kimberly-Clark Corp. Put Strike $55.00 Expires 10/21/2006	600	(18)
Kimberly-Clark Corp. Put Strike $55.00 Expires 01/20/2007	400	(28)
McDermott Put Strike $36.63 Expires 11/18/2006	810	(149)
Morgan Stanley Put Strike $50.00 Expires 10/21/2006	1,500	(38)
Pfizer, Inc. Put Strike $20.00 Expires 01/19/2008	2,100	(247)
Phelps Dodge Corp. Put Strike $70.00 Expires 10/21/2006	770	(202)
Schering-Plough Corp. Put Strike $15.00 Expires 01/20/2007	1,500	(30)
Time Warner, Inc. Put Strike $16.00 Expires 10/21/2006	2,000	(50)
Washington Mutual, Inc. Put Strike $40.00 Expires 01/20/2007	2,100	(189)
Total Written Options (premiums: $4,488)		(3,631)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS v (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

v  Substantially all of the Fund's securities are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund.

(a)  The security has a perpetual maturity. The date shown is the next call date.

(b)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of June 30, 2006.

‡  Non-income producing.

t  Contract amounts are not in thousands.

#  Aggregate cost for Federal income tax purposes is $380,563. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $66,203 and $14,254, respectively. Net unrealized appreciation for tax purposes is $51,949.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $5,953 or 1.4% of the net assets of the Fund.

ADR  American Depositary Receipt

FHA  Federal Housing Administration

REIT  Real Estate Investment Trust

VA  Veterans Affairs

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Transamerica Value Balanced

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $379,649)	$432,512
Cash	10,277
Receivables:
Investment securities sold	99
Shares sold	123
Interest	1,364
Dividends	657
Dividend reclaims receivable	1
445,033
Liabilities:
Investment securities purchased	494
Accounts payable and accrued liabilities:
Shares redeemed	400
Management and advisory fees	270
Service fees	1
Administration fees	7
Written options (premiums $4,488)	3,631
Other	100
4,903
Net Assets	$440,130
Net Assets Consist of:
Capital stock ($.01 par value)	$330
Additional paid-in capital	357,572
Distributable net investment income (loss)	17,875
Accumulated net realized gain (loss) from investment securities and written options	10,633
Net unrealized appreciation (depreciation) on: Investment securities	52,863
Written option contracts	857
Net Assets	$440,130
Net Assets by Class:
Initial Class	$435,144
Service Class	4,986
Shares Outstanding:
Initial Class	32,591
Service Class	363
Net Asset Value and Offering Price Per Share:
Initial Class	$13.35
Service Class	13.73

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$4,691
Interest	3,702
8,393
Expenses:
Management and advisory fees	1,715
Printing and shareholder reports	80
Custody fees	30
Administration fees	46
Legal fees	5
Audit fees	8
Trustees fees	7
Service fees: Service Class	7
Other	5
Total expenses	1,903
Net Investment Income (Loss)	6,490
Net Realized Gain (Loss) from:
Investment securities	4,515
Written option contracts	2,351
6,866
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	4,866
Written option contracts	(1,072)
3,794
Net Realized and Unrealized Gain (Loss) on Investment Securities and Written Options	10,660
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,150

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Transamerica Value Balanced

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$6,490	$11,385
Net realized gain (loss) from investment securities and written options	6,866	27,525
Change in unrealized appreciation (depreciation) on investment securities and written options	3,794	(9,412)
	17,150	29,498
Distributions to Shareholders:
From net investment income:
Initial Class	–	(12,398)
Service Class	–	(122)
	–	(12,520)
From net realized gains:
Initial Class	–	(36,578)
Service Class	–	(373)
	–	(36,951)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	7,067	10,968
Service Class	823	2,880
	7,890	13,848
Dividends and distributions reinvested:
Initial Class	–	48,976
Service Class	–	495
	–	49,471
Cost of shares redeemed:
Initial Class	(51,793)	(102,764)
Service Class	(1,263)	(1,666)
	(53,056)	(104,430)
	(45,166)	(41,111)
Net increase (decrease) in net assets	(28,016)	(61,084)
Net Assets:
Beginning of period	468,146	529,230
End of period	$440,130	$468,146
Distributable Net Investment Income (Loss)	$17,875	$11,385

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	533	836
Service Class	60	212
	593	1,048
Shares issued–reinvested from distributions:
Initial Class	–	3,982
Service Class	–	39
	–	4,021
Shares redeemed:
Initial Class	(3,896)	(7,841)
Service Class	(92)	(124)
	(3,988)	(7,965)
Net increase (decrease) in shares outstanding:
Initial Class	(3,363)	(3,023)
Service Class	(32)	127
	(3,395)	(2,896)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Transamerica Value Balanced

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$12.88	$0.19	$0.28	$0.47	$–	$–	$–	$13.35
	12/31/2005	13.48	0.31	0.51	0.82	(0.36)	(1.06)	(1.42)	12.88
	12/31/2004	12.41	0.36	0.86	1.22	(0.15)	–	(0.15)	13.48
	12/31/2003	10.66	0.30	1.81	2.11	(0.36)	–	(0.36)	12.41
	12/31/2002	13.29	0.33	(2.20)	(1.87)	(0.28)	(0.48)	(0.76)	10.66
	12/31/2001	13.19	0.36	(0.07)	0.29	(0.19)	–	(0.19)	13.29
Service Class	6/30/2006	13.25	0.18	0.30	0.48	–	–	–	13.73
	12/31/2005	13.86	0.28	0.52	0.80	(0.35)	(1.06)	(1.41)	13.25
	12/31/2004	12.74	0.37	0.87	1.24	(0.12)	–	(0.12)	13.86
	12/31/2003	11.08	0.18	1.52	1.70	(0.04)	–	(0.04)	12.74

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2006	3.65%	$435,144	0.83%	2.84%	21%
	12/31/2005	6.59	462,906	0.85	2.34	58
	12/31/2004	9.96	525,519	0.84	2.88	98
	12/31/2003	20.16	249,184	0.82	2.68	53
	12/31/2002	(13.82)	247,459	0.83	2.84	123
	12/31/2001	2.16	235,355	0.89	2.70	54
Service Class	6/30/2006	3.62	4,986	1.08	2.59	21
	12/31/2005	6.21	5,240	1.10	2.09	58
	12/31/2004	9.83	3,711	1.10	2.81	98
	12/31/2003	15.40	462	1.09	2.26	53

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Value Balanced (the "Fund") share classes commenced operations as follows:

Initial Class – January 3, 1995

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Value Balanced (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $4 are included in net realized gains in the Statement of Operations.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option.

The underlying face amounts of open contracts at June 30, 2006 are listed in the Schedule of Investments.

Transactions in written call and put options were as follows:

	Premium	Contracts*
Beginning Balance December 31, 2005	$2,834	18,703
Sales	5,120	42,828
Closing Buys	(654)	(3,698)
Expirations	(2,351)	(15,645)
Exercised	(461)	(3,252)
Balance at June 30, 2006	$4,488	38,936

*  Contracts not in thousands

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

11

Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $22.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$40,051
U.S. Government	52,873
Proceeds from maturities and sales of securities:
Long-Term	64,481
U.S. Government	48,924

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$9,622	December 31, 2010
2,773	December 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

12

Van Kampen Active International Allocation

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,091.00	0.94%	$4.87
Hypothetical (b)	1,000.00	1,020.13	0.94	4.71
Service Class
Actual	1,000.00	1,088.50	1.19	6.16
Hypothetical (b)	1,000.00	1,018.89	1.19	5.96

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At June 30, 2006

This chart shows the percentage breakdown by region of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.0%)
Mexico (0.0%)
Fomento Economico Mexicano SA de CV	7,000	$59
United Kingdom (0.0%)
Berkeley Group Holdings PLC ‡	1,109	25
Total Convertible Preferred Stocks (cost: $70)		84
PREFERRED STOCKS (1.2%)
Brazil (0.8%)
Aracruz Celulose SA–Class B	5,497	29
Banco Bradesco SA	5,000	156
Banco Itau Holding Financeira SA	2,920	85
Brasil Telecom Participacoes SA	3,179,514	21
Centrais Eletricas Brasileiras SA–Class B	1,510,988	31
Cia de Bebidas das Americas	224,986	93
Cia Energetica de Minas Gerais	1,327,500	57
Cia Vale do Rio Doce–Class A	17,440	355
Contax Participacoes SA	4,715	4
Embratel Participacoes SA	3,251,936	10
Gerdau SA	4,875	72
Klabin SA	8,500	20
Petroleo Brasileiro SA	31,000	617
Sadia SA	6,000	16
Tele Norte Leste Participacoes SA	3,631	46
Usinas Siderurgicas de Minas Gerais SA–Class A	2,000	72
Vivo Participacoes SA ‡	9,563	23
Votorantim Celulose e Papel SA	703	11
Germany (0.3%)
Henkel KGaA	1,587	181
Porsche AG	188	182
RWE AG	956	72
Volkswagen AG	2,424	122
Russia (0.1%)
Surgutneftegaz, ADR	1,600	168
Total Preferred Stocks (cost: $1,560)		2,443
COMMON STOCKS (90.1%)
Australia (4.3%)
Alumina, Ltd.	29,755	149
Amcor, Ltd.	23,105	115
AMP, Ltd.	15,002	102
Ansell, Ltd.	1,835	13
Australia & New Zealand Banking Group, Ltd.	16,310	322
Australian Gas Light Co., Ltd.	5,245	68

	Shares	Value
Australia (continued)
BHP Billiton, Ltd.	92,000	$1,982
BlueScope Steel, Ltd.	18,798	111
Boral, Ltd.	15,307	93
Brambles Industries, Ltd.	11,167	91
Caltex Australia, Ltd.	10,136	178
Coca-Cola Amatil, Ltd.	6,040	32
Coles Myer, Ltd.	12,117	102
Commonwealth Bank of Australia	13,478	445
CSL, Ltd.	808	32
CSR, Ltd.	24,831	62
Foster's Group, Ltd.	23,028	94
Insurance Australia Group, Ltd.	19,171	76
John Fairfax Holdings, Ltd.	11,317	32
Leighton Holdings, Ltd.	2,026	26
Lend Lease Corp, Ltd. (a)	5,605	58
Macquarie Bank, Ltd.	2,358	121
Macquarie Infrastructure Group (a)	26,280	66
Mayne Group, Ltd.	10,157	23
Mayne Pharma, Ltd. ‡	10,157	20
National Australia Bank, Ltd.	18,067	472
Newcrest Mining, Ltd.	8,522	133
OneSteel, Ltd.	14,572	44
Orica, Ltd.	7,346	130
Origin Energy, Ltd.	72,622	397
PaperlinX, Ltd.	11,828	27
QBE Insurance Group, Ltd.	7,831	119
Rinker Group, Ltd.	24,421	297
Rio Tinto, Ltd.	7,980	461
Santos, Ltd.	53,330	479
Sonic Healthcare, Ltd.	1,548	16
Stockland	413	2
Suncorp-Metway, Ltd.	6,220	89
Tabcorp Holdings, Ltd.	4,577	52
Telstra Corp., Ltd.	24,350	67
Toll Holdings, Ltd.	2,827	30
Transurban Group	6,636	34
Wesfarmers, Ltd.	4,239	111
Westpac Banking Corp.	19,060	330
Woodside Petroleum, Ltd.	29,175	954
Woolworths, Ltd.	11,495	172
Austria (0.9%)
Andritz AG	257	42
Bank Austria Creditanstalt AG	848	102
Boehler-Uddeholm AG	1,284	70
Erste Bank der Oesterreichischen Sparkassen AG	6,783	382

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Austria (continued)
Flughafen Wien AG	386	$29
IMMOFINANZ Immobilien Anlagen AG ‡	12,478	138
Mayr-Melnhof Karton AG	157	25
Meinl European Land, Ltd. ‡	4,095	83
OMV AG	5,992	357
Raiffeisen International Bank Holding AG	1,000	87
Telekom Austria AG	11,766	262
Verbund-Oesterreichische Elektrizitaetswirtschafts AG–Class A	2,330	112
Voestalpine AG	650	99
Wiener Staedtische Allgemeine Versicherung AG	821	48
Wienerberger AG	2,178	103
Belgium (0.9%)
AGFA-Gevaert NV	971	24
Bekaert SA	84	8
Belgacom SA	1,604	53
Delhaize Group	487	34
Dexia	14,853	357
Fortis	25,323	862
InBev	239	12
KBC Groupe (a)	2,042	219
Solvay SA	992	114
UCB SA	1,721	93
Umicore	422	56
Bermuda (0.3%)
Cheung Kong Infrastructure Holdings, Ltd.	19,000	55
Esprit Holdings, Ltd.	31,500	257
Frontline, Ltd.	800	30
Kerry Properties, Ltd.	14,280	49
Li & Fung, Ltd.	61,600	125
Ship Finance International, Ltd.	120	2
Ship Finance International, Ltd.	306	5
Yue Yuen Industrial Holdings	20,000	55
Brazil (0.1%)
Arcelor Brasil SA	1,964	30
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	450	14
Cia de Bebidas das Americas	46,196	17
Cia de Bebidas das Americas Rights ‡	103	—	o
Cia de Bebidas das Americas Rights ‡	21	—	o
Cia Siderurgica Nacional SA	744	24

	Shares	Value
Brazil (continued)
Empresa Brasileira de Aeronautica SA	4,979	$46
Souza Cruz SA	2,500	37
Uniao de Bancos Brasileiros SA, GDR	1,050	70
Cayman Islands (0.1%)
Hutchison Telecommunications International, Ltd. ‡	46,000	74
Kingboard Chemicals Holdings Co., Ltd.	23,000	65
Denmark (0.5%)
Danske Bank A/S	13,439	511
DSV A/S	300	50
GN Store Nord	4,900	56
Novo Nordisk A/S–Class B	3,650	232
Novozymes A/S–Class B	786	53
Vestas Wind Systems A/S ‡ †	2,300	63
Finland (1.3%)
Cargotec Corp.	646	28
Fortum Oyj	4,428	113
Kesko Oyj–Class B	2,181	84
Kone Oyj	1,292	54
Metso Oyj	3,581	130
Neste Oil Oyj	1,107	39
Nokia Oyj †	76,844	1,568
Outokumpu Oyj	2,264	53
Rautaruukki Oyj	1,488	45
Sampo Oyj	5,254	100
Stora Enso Oyj–Class R	9,824	137
Tietoenator Oyj	1,767	51
UPM-Kymmene Oyj	8,551	184
Uponor Oyj	495	13
Wartsila Oyj–Class B	796	34
France (6.4%)
Accor SA	3,853	234
Air Liquide	1,898	370
Alcatel SA ‡	20,707	263
Alstom ‡	1,474	135
Arkema ‡	812	32
Atos Origin ‡	183	12
AXA	36,831	1,208
BNP Paribas	12,393	1,186
Bouygues	4,023	207
Business Objects SA ‡	555	15
Cap Gemini SA	1,993	114
Carrefour SA	7,048	413
Casino Guichard Perrachon SA	764	58
Cie de Saint-Gobain	4,028	288

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
France (continued)
Cie Generale D'Optique Essilor International SA	706	$71
CNP Assurances	1,406	134
Credit Agricole SA	5,140	196
Dassault Systemes SA ‡	517	28
France Telecom SA	21,244	457
Gecina SA	715	94
Groupe Danone	2,627	334
Hermes International	297	26
Imerys SA	521	42
Klepierre	603	70
Lafarge SA	2,773	348
Lagardere S.C.A.	1,411	104
L'Oreal SA	586	55
LVMH Moet Hennessy Louis Vuitton SA	2,442	242
Michelin (C.G.D.E.)–Class B	1,068	64
Neopost SA	581	66
Pernod-Ricard †	101	20
Peugeot SA †	1,217	76
PPR SA	635	81
Publicis Groupe	938	36
Renault SA	1,252	134
Safran SA	814	18
Sanofi-Aventis	14,416	1,406
Schneider Electric SA	2,796	291
Societe BIC SA	377	24
Societe Generale–Class A	4,864	715
Societe Television Francaise 1	1,155	38
Sodexho Alliance SA	2,055	99
Suez SA ‡	1,004	—	o
Suez SA	1,004	41
Suez SA	8,183	340
Technip SA	796	44
Thales SA	1,604	63
Thomson Multimedia SA ‡	2,434	40
Total SA	32,488	2,137
Unibail (a)	975	170
Valeo SA	886	32
Veolia Environnement	1,864	96
Vinci SA	1,842	190
Vivendi Universal SA	8,819	309
Zodiac SA	138	8
Germany (9.2%)
Adidas AG	5,468	261
Allianz AG	10,035	1,585
Altana AG	1,859	104

	Shares	Value
Germany (continued)
BASF AG	13,796	$1,107
Bayer AG	16,880	776
Beiersdorf AG	446	67
Celesio AG	1,055	96
Commerzbank AG	15,194	553
Continental AG	3,372	345
DaimlerChrysler AG	21,005	1,038
Deutsche Bank AG	12,722	1,431
Deutsche Boerse AG	2,624	357
Deutsche Lufthansa AG	5,916	109
Deutsche Post AG †	18,522	496
Deutsche Postbank AG †	1,360	98
Deutsche Telekom AG	73,677	1,185
E.ON AG	15,956	1,837
Fresenius Medical Care AG	1,651	190
Heidelberger Druckmaschinen	1,350	61
Hochtief AG	1,439	80
Hypo Real Estate Holding	3,512	213
Infineon Technologies AG ‡	16,522	184
KarstadtQuelle AG ‡†	2,034	54
Linde AG	2,003	154
Linde AG Rights, Expires 07/10/2006 ‡	2,003	8
Man AG	4,022	291
Merck KGaA ‡	1,298	118
Metro AG	3,703	210
Muenchener Rueckversicherungs AG	5,059	691
Puma AG Rudolf Dassler Sport	324	126
RWE AG	10,703	890
SAP AG †	5,741	1,211
Schering AG m	4,263	485
Siemens AG	20,798	1,809
Suedzucker AG	1,922	43
ThyssenKrupp AG	9,410	322
TUI AG †	5,942	118
Volkswagen AG †	4,066	285
Greece (0.3%)
Alpha Bank A.E.	5,975	149
EFG Eurobank Ergasias SA	2,998	83
National Bank of Greece SA	5,427	214
OPAP SA	2,900	105
Titan Cement Co. SA	900	42
Hong Kong (2.4%)
Bank of East Asia, Ltd.	50,437	207
BOC Hong Kong Holdings, Ltd.	121,000	237
Cathay Pacific Airways, Ltd.	34,000	60
Cheung Kong Holdings, Ltd. (a)	50,000	542

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Hong Kong (continued)
CLP Holdings, Ltd.	57,500	$336
Hang Lung Properties, Ltd.	63,000	113
Hang Seng Bank, Ltd.	23,500	298
Henderson Land Development	24,000	125
Hong Kong & China Gas	125,000	274
Hong Kong Exchanges and Clearing, Ltd.	35,000	225
HongKong Electric Holdings	46,000	208
Hopewell Holdings, Ltd.	21,000	59
Hutchison Whampoa, Ltd.	68,900	629
Hysan Development Co., Ltd.	22,038	62
Johnson Electric Holdings, Ltd.	52,500	38
Link (The) REIT ‡(a)	54,500	109
MTR Corp.	47,084	114
New World Development, Ltd.	76,700	126
PCCW, Ltd.	123,200	88
Shangri-La Asia, Ltd.	35,071	68
Sino Land Co.	40,196	64
Sun Hung Kai Properties, Ltd.	43,000	438
Swire Pacific, Ltd.–Class A	30,000	310
Techtronic Industries Co.	31,000	42
Television Broadcasts, Ltd.	10,000	62
Wharf Holdings, Ltd.	41,000	146
Ireland (0.1%)
Depfa Bank PLC	8,256	137
Japan (26.7%)
77 Bank, Ltd. (The)	9,000	63
Acom Co., Ltd. (a)	440	24
Advantest Corp.	2,200	224
Aeon Co., Ltd.	9,800	215
Aeon Credit Service Co., Ltd.	500	12
Aiful Corp. (a)	425	23
Ajinomoto Co., Inc.	14,000	155
Alps Electric Co., Ltd.	4,000	50
Amada Co., Ltd.	7,000	73
Asahi Breweries, Ltd.	7,100	100
Asahi Glass Co., Ltd.	26,000	330
Asahi Kasei Corp.	23,000	150
Asatsu-DK, Inc.	300	10
Astellas Pharma, Inc.	13,100	481
Bank of Fukuoka, Ltd. (The)	15,000	114
Bank of Kyoto, Ltd. (The)	7,000	76
Bank of Yokohama, Ltd. (The)	29,000	225
Benesse Corp.	600	21
Bridgestone Corp.	20,000	386
Canon, Inc.	26,550	1,303
Casio Computer Co., Ltd.	8,300	159

	Shares	Value
Japan (continued)
Central Japan Railway Co.	30	$299
Chiba Bank, Ltd. (The)	18,000	168
Chiyoda Corp.	5,000	102
Chubu Electric Power Co., Inc.	9,400	254
Chugai Pharmaceutical Co., Ltd.	6,702	137
Citizen Watch Co., Ltd.	8,400	76
COMSYS Holdings Corp.	4,000	49
Credit Saison Co., Ltd. (a)	1,100	52
CSK Corp.	1,700	78
Dai Nippon Printing Co., Ltd.	9,000	139
Daicel Chemical Industries, Ltd.	3,000	25
Daiichi Sanyko Co., Ltd.	17,456	481
Daikin Industries, Ltd.	3,800	132
Daimaru, Inc.	5,000	66
Dainippon Ink & Chemical, Inc.	12,000	45
Daito Trust Construction Co., Ltd.	3,100	172
Daiwa House Industry Co., Ltd.	19,000	304
Daiwa Securities Group, Inc.	72,000	859
Denki Kagaku Kogyo KK	7,000	29
Denso Corp.	14,500	474
Dowa Mining Co., Ltd.	10,000	89
E*Trade Securities Co., Ltd.	44	59
East Japan Railway Co.	71	528
Ebara Corp.	7,000	30
Eisai Co., Ltd.	7,100	320
Familymart Co., Ltd.	1,200	35
Fanuc, Ltd.	4,000	360
Fast Retailing Co., Ltd.	2,000	164
Fuji Electric Holdings Co., Ltd.	4,000	21
Fuji Photo Film Co., Ltd.	9,800	329
Fuji Soft ABC, Inc.	900	30
Fujikura, Ltd.	5,000	55
Fujitsu, Ltd.	38,000	295
Furukawa Electric Co., Ltd. (The) (a)	13,000	84
Hirose Electric Co., Ltd.	1,200	146
Hitachi Construction Machinery Co., Ltd.	700	17
Hitachi, Ltd.	72,000	476
Hokuhoku Financial Group, Inc.	29,000	121
Honda Motor Co., Ltd.	40,600	1,289
Hoya Corp.	9,400	335
Ibiden Co., Ltd.	2,400	115
Index Corp.	26	26
Inpex Holdings, Inc. ‡	8	71
Isetan Co., Ltd.	3,800	65

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Japan (continued)
Ishikawajima-Harima Heavy Industries Co., Ltd.	22,000	$70
Itochu Corp.	30,000	264
Itochu Techno-Science Corp.	700	32
Japan Airlines System Corp. ‡†	16,000	40
Japan Real Estate Investment Corp. REIT (a)	17	152
Japan Retail Fund Investment REIT (a)	11	87
Japan Tobacco, Inc.	95	347
JFE Holdings, Inc.	7,400	314
JGC Corp.	6,000	103
Joyo Bank, Ltd. (The)	19,000	115
JS Group Corp.	4,700	99
JSR Corp.	2,800	71
Kajima Corp.	27,000	124
Kaneka Corp.	5,000	45
Kansai Electric Power Co. (The), Inc.	18,200	408
Kao Corp.	13,000	341
Kawasaki Heavy Industries, Ltd.	22,000	74
Keihin Electric Express Railway Co., Ltd.	5,000	35
Keio Corp.	2,000	13
Keyence Corp.	1,320	337
Kikkoman Corp.	3,000	37
Kintetsu Corp.	31,000	104
Kirin Brewery Co., Ltd.	20,000	315
Kobe Steel, Ltd.	39,000	122
Komatsu, Ltd.	23,000	458
Konami Corp.	2,700	60
Konica Minolta Holdings, Inc. ‡	12,000	152
Kubota Corp.	32,000	304
Kuraray Co., Ltd.	6,500	73
Kurita Water Industries, Ltd.	1,300	27
Kyocera Corp.	3,500	271
Kyowa Hakko Kogyo Co., Ltd.	6,011	41
Kyushu Electric Power Co., Inc.	5,200	121
Lawson, Inc.	800	29
Leopalace21 Corp.	4,100	142
Mabuchi Motor Co., Ltd.	500	30
Marubeni Corp.	29,000	155
Marui Co., Ltd.	8,800	137
Matsui Securities Co., Ltd.	3,100	29
Matsushita Electric Industrial Co., Ltd.	45,000	951
Matsushita Electric Works, Ltd.	7,000	78
Meiji Seika Kaisha, Ltd.	3,000	15
Meitec Corp.	300	10
Millea Holdings, Inc.	35	652
Minebea Co., Ltd.	8,000	44

	Shares	Value
Japan (continued)
Mitsubishi Chemical Holdings Corp.	15,500	$97
Mitsubishi Corp.	26,500	530
Mitsubishi Electric Corp.	45,000	361
Mitsubishi Estate Co., Ltd.	41,000	872
Mitsubishi Heavy Industries, Ltd.	76,000	328
Mitsubishi Materials Corp.	35,000	149
Mitsubishi Rayon Co., Ltd.	10,000	82
Mitsubishi Tokyo Financial Group, Inc.	159	2,225
Mitsubishi UFJ Securities Co.	10,000	129
Mitsui & Co., Ltd.	32,000	452
Mitsui Chemicals, Inc.	9,000	59
Mitsui Fudosan Co., Ltd.	29,000	630
Mitsui Mining & Smelting Co., Ltd.	21,000	124
Mitsui O.S.K. Lines, Ltd.	2,000	14
Mitsui Sumitomo Insurance Co., Ltd.	29,000	365
Mitsui Trust Holdings, Inc.	14,000	168
Mitsukoshi, Ltd.	4,000	18
Mizuho Financial Group, Inc.	194	1,644
Murata Manufacturing Co., Ltd.	4,900	318
NEC Corp.	48,000	256
NEC Electronics Corp. ‡	1,100	35
NET One Systems Co., Ltd.	16	30
NGK Insulators, Ltd.	8,000	94
NGK Spark Plug Co., Ltd.	5,000	101
Nidec Corp.	2,400	172
Nikko Cordial Corp.	29,500	378
Nikon Corp. †	6,000	105
Nintendo Co., Ltd.	2,600	437
Nippon Building Fund, Inc. REIT (a)	17	165
Nippon Electric Glass Co., Ltd.	4,000	80
Nippon Express Co., Ltd.	16,000	86
Nippon Meat Packers, Inc.	3,000	35
Nippon Mining Holdings, Inc.	12,500	105
Nippon Oil Corp.	32,000	234
Nippon Paper Group, Inc.	53	217
Nippon Sheet Glass Co., Ltd.	9,000	50
Nippon Steel Corp.	100,000	379
Nippon Telegraph & Telephone Corp.	61	299
Nippon Yusen Kabushiki Kaisha	23,000	150
Nishi-Nippon City Bank, Ltd.	10,000	48
Nissan Chemical Industries, Ltd.	3,000	37
Nissan Motor Co., Ltd.	59,300	648
Nisshin Seifun Group, Inc.	5,500	61
Nissin Food Products Co., Ltd.	1,600	57
Nitto Denko Corp.	4,600	328
Nomura Holdings, Inc.	69,700	1,308

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Japan (continued)
Nomura Research Institute, Ltd.	600	$74
NSK, Ltd.	14,000	116
NTN Corp.	11,000	87
NTT Data Corp.	33	143
NTT DoCoMo, Inc.	80	118
Obayashi Corp.	19,000	131
Obic Co., Ltd.	200	40
Oji Paper Co., Ltd.	22,000	125
Oki Electric Industry Co., Ltd.	12,000	28
Okumura Corp.	5,000	28
Olympus Corp.	3,000	80
Omron Corp.	4,800	122
Onward Kashiyama Co., Ltd.	3,000	46
Oracle Corp.	1,000	47
Oriental Land Co., Ltd.	1,400	79
Osaka Gas Co., Ltd.	42,000	135
Pioneer Corp.	3,100	50
Promise Co., Ltd. (a)	600	35
Resona Holdings, Inc.	95	300
Ricoh Co., Ltd.	14,000	275
Rohm Co., Ltd.	3,200	286
Sanken Electric Co., Ltd.	3,000	38
Sanyo Electric Co., Ltd.	36,000	78
Secom Co., Ltd.	3,000	142
Seiko Epson Corp.	2,400	66
Sekisui Chemical Co., Ltd.	7,000	60
Sekisui House, Ltd.	21,000	289
Seven & I Holdings Co., Ltd.	14,960	493
Sharp Corp.	19,000	301
Shimachu Co., Ltd.	1,200	31
Shimamura Co., Ltd.	500	55
Shimano, Inc.	1,700	52
Shimizu Corp.	20,000	112
Shin-Etsu Chemical Co., Ltd.	8,100	441
Shinko Securities Co., Ltd.	9,000	38
Shinsei Bank, Ltd.	25,000	159
Shionogi & Co., Ltd.	8,000	143
Shiseido Co., Ltd.	6,000	118
Shizuoka Bank, Ltd. (The)	15,000	162
Showa Denko KK	12,000	53
Showa Shell Sekiyu KK	1,700	20
Skylark Co., Ltd.	2,000	44
SMC Corp.	1,400	198
Softbank Corp. †	19,200	431
Sompo Japan Insurance, Inc.	19,000	266
Sony Corp.	15,500	685

	Shares	Value
Japan (continued)
Stanley Electric Co., Ltd.	1,000	$21
Sumitomo Bakelite Co., Ltd.	3,000	28
Sumitomo Chemical Co., Ltd.	27,000	225
Sumitomo Corp.	20,000	264
Sumitomo Electric Industries, Ltd.	14,000	205
Sumitomo Heavy Industries, Ltd.	9,000	83
Sumitomo Metal Industries, Ltd.	57,000	235
Sumitomo Metal Mining Co., Ltd.	21,000	274
Sumitomo Mitsui Financial Group, Inc.	121	1,281
Sumitomo Realty & Development Co., Ltd.	18,000	444
Sumitomo Trust & Banking Co., Ltd. (The)	30,000	328
T&D Holdings, Inc.	5,500	445
Taiheiyo Cement Corp.	12,000	44
Taisei Corp.	27,000	99
Taisho Pharmaceutical Co., Ltd.	4,911	96
Taiyo Yuden Co., Ltd.	1,000	13
Takashimaya Co., Ltd.	8,000	100
Takeda Pharmaceutical Co., Ltd.	22,600	1,408
Takefuji Corp. (a)	730	44
TDK Corp.	2,500	190
Teijin, Ltd.	16,000	102
Terumo Corp.	4,200	140
THK Co., Ltd.	800	24
TIS, Inc.	800	22
Tobu Railway Co., Ltd.	17,000	81
Toho Co., Ltd.	800	16
Tohoku Electric Power Co., Inc.	8,300	182
Tokyo Broadcasting System, Inc.	2,100	51
Tokyo Electric Power Co. (The), Inc.	28,900	799
Tokyo Electron, Ltd.	4,800	336
Tokyo Gas Co., Ltd. †	46,000	217
Tokyo Tatemono Co., Ltd.	6,000	64
Tokyu Corp. †	20,000	117
TonenGeneral Sekiyu KK †	8,000	82
Toppan Printing Co., Ltd.	8,000	91
Toray Industries, Inc.	23,000	200
Toshiba Corp.	72,000	470
Tosoh Corp.	8,000	32
Toto, Ltd.	11,000	105
Toyo Seikan Kaisha, Ltd.	3,100	56
Toyota Industries Corp.	2,100	83
Toyota Motor Corp.	65,600	3,437
Trend Micro, Inc.	2,500	84
Uni-Charm Corp.	400	22
Uniden Corp.	1,000	11
UNY Co., Ltd.	1,000	15

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Japan (continued)
Ushio Inc.	1,000	$21
West Japan Railway Co.	4	17
Yahoo! Japan Corp.	392	208
Yamada Denki Co., Ltd.	2,200	225
Yamaha Corp.	1,900	36
Yamaha Motor Co., Ltd.	700	18
Yamato Transport Co., Ltd.	5,000	89
Yamazaki Baking Co., Ltd.	1,000	9
Yokogawa Electric Corp.	4,600	66
Luxembourg (0.2%)
Arcelor	7,793	376
Mexico (0.5%)
Alfa SA de CV–Class A	3,000	15
America Movil SA de CV–Class L	187,000	314
Cemex SA de CV ‡	30,000	172
Coca-Cola Femsa SA de CV–Class L	2,000	6
Corporacion Geo SA de CV–Class B ‡	4,000	13
Grupo Carso SA de CV–Class A1	8,000	19
Grupo Financiero Banorte SA de CV–Class O	12,000	28
Grupo Mexico SA de CV–Class B	11,000	32
Grupo Modelo SA–Class C	6,000	23
Grupo Televisa SA–Class CPO	22,000	86
Kimberly-Clark de Mexico de CV–Class A	5,000	16
Telefonos de Mexico SA de CV–Class L	126,000	133
Urbi Desarrollos Urbanos SA de CV ‡	3,000	7
Wal-Mart de Mexico SA de CV–Class V	38,000	107
Netherlands (3.0%)
ABN AMRO Holding NV	36,267	992
Akzo Nobel NV	4,316	233
ASML Holding NV ‡	9,386	190
Corio NV	1,397	87
Euronext NV	2,611	245
European Aeronautic Defense and Space Co.	3,760	108
Heineken NV	10,704	454
ING Groep NV	36,499	1,434
James Hardie Industries NV	12,239	70
Koninklijke DSM	2,365	98
Koninklijke Philips Electronics NV	14,448	451
Oce NV	1,677	25
Qiagen NV ‡	3,537	48
Reed Elsevier NV	6,710	101
Rodamco Europe NV	1,147	112
Royal KPN NV	25,208	283
STMicroelectronics NV	4,009	65
TNT NV	11,732	420

	Shares	Value
Netherlands (continued)
Unilever NV	28,393	$644
Wereldhave NV	569	55
Wolters Kluwer NV	3,633	86
New Zealand (0.0%)
Telecom Corp. of New Zealand, Ltd.	4,880	12
Norway (0.5%)
DnB Nor ASA	6,204	77
Norsk Hydro ASA	10,690	283
Norske Skogindustrier ASA	2,900	43
Orkla ASA	2,230	103
Statoil ASA	8,600	244
Tandberg ASA	2,500	21
Tandberg Television ASA ‡	1,300	22
Telenor ASA	10,500	127
Yara International ASA	3,538	47
Poland (0.4%)
Agora SA	1,257	14
Bank Pekao SA	2,677	160
Bank Przemyslowo-Handlowy BPH	319	70
Bank Zachodni WBK SA	877	49
Grupa Kety SA	43	2
KGHM Polska Miedz SA	4,349	147
Pko Bank Polski SA	12,748	148
Polski Koncern Naftowy Orlen SA	10,198	170
Prokom Software SA	380	15
Telekomunikacja Polska SA	23,583	148
Portugal (0.1%)
Banco Comercial Portugues SA–Class R	37,292	106
Brisa-Auto Estradas de Portugal SA	5,252	55
Energias de Portugal SA	548	2
Portugal Telecom SGPS SA	9,627	116
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	476	6
Russia (1.6%)
LUKOIL, ADR	11,000	920
MMC Norilsk Nickel, ADR †m	1,700	320
Mobile Telesystems, ADR ‡	4,000	118
OAO Gazprom, ADR	11,843	498
OAO Gazprom, Sponsored ADR	18,631	779
Surgutneftegaz, ADR †	3,300	244
Tatneft, ADR	1,500	116
Unified Energy System, GDR	1,848	128
Vimpel-Communications, Sponsored ADR ‡	2,100	96

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Singapore (1.9%)
Ascendas Real Estate Investment Trust REIT (a)	37,000	$45
Capitaland, Ltd.	49,000	139
CapitaMall Trust REIT (a)	30,800	41
Chartered Semiconductor Manufacturing, Ltd. ‡	49,000	42
City Developments, Ltd.	23,484	139
ComfortDelgro Corp., Ltd.	82,598	80
Cosco Corp., Ltd.	34,000	27
Creative Technology, Ltd	2,650	15
DBS Group Holdings, Ltd.	51,788	593
Fraser and Neave, Ltd.	40,000	101
Jardine Cycle & Carriage, Ltd.	5,013	32
Keppel Corp., Ltd.	26,000	242
Keppel Land, Ltd.	18,000	46
K-REIT Asia REIT ‡	2,600	2
Neptune Orient Lines, Ltd.	23,000	26
Oversea-Chinese Banking Corp.	97,568	407
Parkway Holdings, Ltd.	30,000	47
SembCorp Industries, Ltd.	40,617	83
SembCorp Marine, Ltd.	27,000	51
Singapore Airlines, Ltd.	25,000	201
Singapore Exchange, Ltd.	37,713	84
Singapore Land, Ltd.	8,000	32
Singapore Post, Ltd.	64,000	44
Singapore Press Holdings, Ltd.	73,622	192
Singapore Technologies Engineering, Ltd.	62,184	114
Singapore Telecommunications, Ltd.	312,560	500
STATS ChipPAC, Ltd. ‡	48,000	30
United Overseas Bank, Ltd.	55,219	545
United Overseas Land, Ltd. (Foreign Registered)	25,651	46
Venture Corp., Ltd.	10,879	73
Spain (2.1%)
Abertis Infraestructuras SA	6,623	155
Acciona SA	345	54
Acerinox SA	2,709	47
ACS Actividades de Construccion y Servicios SA	3,025	126
Altadis SA	6,466	306
Antena 3 de Television SA	610	14
Banco Bilbao Vizcaya Argentaria SA	29,696	611
Banco Popular Espanol SA	8,214	122
Banco Santander Central Hispano SA	41,591	607
Cintra Concesiones de Infraestructuras de Transporte SA	2,141	28

	Shares	Value
Spain (continued)
Endesa SA	7,851	$273
Fomento de Construcciones y Contratas SA	378	29
Gas Natural SDG SA	10,566	322
Grupo Ferrovial SA	772	59
Iberdrola SA	6,701	231
Inditex SA	2,351	99
Indra Sistemas SA	1,090	21
Repsol YPF SA	9,250	265
Sacyr Vallehermoso SA	847	28
Sociedad General de Aguas de Barcelona SA–Class B	2,056	57
Telefonica SA	51,535	858
Union Fenosa SA	1,600	62
Sweden (1.7%)
Alfa Laval AB	300	9
Assa Abloy AB–Class B	4,627	78
Atlas Copco AB–Class A	5,019	139
Atlas Copco AB–Class B	3,300	86
Electrolux AB–Class B	2,840	41
Eniro AB	1,500	16
Getinge AB	2,400	41
Hennes & Mauritz AB–Class B	4,530	175
Holmen AB–Class B	850	34
Husqvarna AB ‡	2,840	34
Modern Times Group AB ‡m	450	2
Modern Times Group AB–Class B ‡	450	24
Nordea Bank AB	43,737	522
Sandvik AB	14,455	168
Scania AB–Class B	1,400	64
Skandia Forsakrings AB m	8,822	60
Skandinaviska Enskilda Banken AB–Class A	7,371	175
Skanska AB–Class B	5,344	82
SKF AB	3,632	57
Ssab Svenskt Stal AB–Class A	3,000	60
Svenska Cellulosa AB–Class B	3,100	128
Svenska Handelsbanken AB–Class A	12,360	318
Swedish Match AB	4,600	74
Tele2 AB–Class B	1,950	20
Telefonaktiebolaget LM Ericsson–Class B	244,873	809
TeliaSonera AB	21,635	123
Volvo AB–Class A	1,409	68
Volvo AB–Class B	3,042	149
WM-data AB–Class B	6,925	21

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Switzerland (5.6%)
ABB, Ltd.	28,850	$374
Ciba Specialty Chemicals AG	1,038	58
Clariant AG ‡	3,520	50
Compagnie Financiere Richemont AG–Class A	7,359	336
Credit Suisse Group	11,282	630
Geberit AG	56	65
Givaudan	109	86
Holcim, Ltd. †	3,092	237
Kudelski SA	690	17
Logitech International SA ‡	1,482	57
Lonza Group AG	597	41
Nestle SA	8,848	2,774
Nobel Biocare Holding AG	540	128
Novartis AG	32,274	1,744
Roche Holding AG-Genusschein	9,706	1,601
Schindler Holding AG	1,340	69
Serono SA–Class B	77	53
Straumann Holding AG	231	59
Swatch Group AG	888	31
Swatch Group AG–Class B	438	74
Swiss Reinsurance (a)	1,521	106
Swisscom AG	272	89
Syngenta AG ‡	1,664	221
UBS AG	22,261	2,435
Zurich Financial Services AG ‡	1,097	240
Thailand (0.4%)
Advanced Info Service PCL	27,000	64
Airports of Thailand PCL	15,500	23
Bangkok Bank PCL	10,800	29
Bangkok Bank PCL-(Foreign Registered)	30,000	83
Banpu PCL	4,700	16
Hana Microelectronics PCL	20,200	13
Italian-Thai Development PCL	36,000	5
Kasikornbank PCL	16,300	25
Kasikornbank PCL	42,100	67
Krung Thai Bank PCL	101,200	27
Land and Houses PCL	53,700	10
Land and Houses PCL	74,600	15
PTT Chemical PCL	9,800	22
PTT Exploration & Production PCL	45,000	125
PTT PCL	27,600	163
Ratchaburi Electricity Generating Holding PCL	12,000	11
Shin Corp. PCL	51,000	39
Siam Cement PCL	10,900	66

	Shares	Value
Thailand (continued)
Siam Cement PCL	4,800	$27
Siam City Cement PCL	1,200	7
Siam Commercial Bank PCL	28,800	43
Thai Airways International PCL	18,400	19
Thanachart Capital PCL	24,000	9
Tisco Bank PCL	12,000	7
True Corp. PCL ‡	60,200	13
Turkey (0.7%)
Akbank TAS	47,038	225
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,085	29
Arcelik AS	9,226	53
Dogan Sirketler Grubu Holdings	19,964	74
Dogan Yayin Holding ‡	12,350	42
Eregli Demir ve Celik Fabrikalari TAS	21,602	103
Ford Otomotiv Sanayi AS	5,614	37
Haci Omer Sabanci Holding	33,744	91
Hurriyet Gazetecilik AS	7,017	14
KOC Holding AS ‡	17,702	53
Migros Turk TAS ‡	7,447	60
Trakya Cam Sanayii AS	2,330	6
Tupras-Turkiye Petrol Rafine	6,643	111
Turk Hava Yollari ‡	2,437	8
Turk Sise ve Cam Fabrikalari AS ‡	6,949	19
Turkcell Iletisim Hizmet AS	26,632	122
Turkiye Garanti Bankasi	58,498	145
Turkiye Is Bankasi	40,969	201
Yapi ve Kredi Bankasi ‡	49,452	74
United Kingdom (17.8%)
3i Group PLC	1,752	29
Aegis Group PLC	10,618	26
Alliance Unichem PLC	790	15
Amec PLC	4,244	25
Amvescap PLC	2,284	21
Anglo American PLC	22,326	916
ARM Holdings PLC	15,347	32
Arriva PLC	1,921	21
Associated British Ports Holdings PLC	4,947	83
AstraZeneca PLC	29,137	1,759
Aviva PLC	46,868	664
BAE Systems PLC	53,211	364
Balfour Beatty PLC	8,297	53
Barclays PLC	86,605	984
Barratt Developments PLC	2,360	41
BBA Group PLC	8,343	41
Bellway PLC	1,058	23
BG Group PLC	54,700	731

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
United Kingdom (continued)
BHP Billiton PLC	39,109	$759
BOC Group PLC	8,013	234
Boots Group PLC	5,521	79
BP PLC	319,435	3,725
Brambles Industries PLC	2,264	18
British Airways PLC ‡	8,712	55
British American Tobacco PLC	19,604	494
British Land Co. PLC	6,181	144
British Sky Broadcasting PLC	10,736	114
BT Group PLC	127,565	564
Bunzl PLC	6,075	69
Burberry Group PLC	2,768	22
Cadbury Schweppes PLC	27,124	262
Capita Group PLC	2,067	18
Carnival PLC	3,536	144
Centrica PLC	38,482	203
Close Brothers Group PLC	407	7
Cobham PLC	17,722	55
Compass Group PLC	42,645	207
Corus Group PLC	14,191	120
Daily Mail and General Trust NV–Class A	3,023	34
Diageo PLC	44,378	747
DSG International	18,341	65
Electrocomponents PLC	7,435	32
Emap PLC	2,527	40
EMI Group PLC	7,963	45
Enterprise Inns PLC	7,260	127
FirstGroup PLC	6,306	55
Friends Provident PLC	35,176	116
GKN PLC	6,509	33
GlaxoSmithKline PLC	99,812	2,789
Group 4 Securicor PLC	3,563	11
GUS PLC	7,805	139
Hammerson PLC	3,397	74
Hanson PLC	11,548	140
Hays PLC	4,978	12
HBOS PLC	49,904	868
HSBC Holdings PLC	143,201	2,520
ICAP PLC	1,517	14
Imi PLC	6,643	61
Imperial Chemical Industries PLC	19,018	128
Imperial Tobacco Group PLC	8,322	257
Intercontinental Hotels Group PLC	8,416	147
International Power PLC	4,604	24
Invensys PLC ‡	17,774	6
J Sainsbury PLC	14,582	90

	Shares	Value
United Kingdom (continued)
Johnson Matthey PLC	3,515	$86
Kelda Group PLC	8,655	123
Kesa Electricals PLC	2,470	13
Kingfisher PLC	11,088	49
Ladbrokes PLC	11,612	88
Land Securities Group PLC	5,527	183
Legal & General Group PLC	118,604	281
Liberty International PLC	2,962	58
Lloyds TSB Group PLC	69,802	686
LogicaCMG PLC	12,932	42
London Stock Exchange Group PLC	671	14
London Stock Exchange PLC m	796	—	o
Man Group PLC	921	43
Marks & Spencer Group PLC	15,883	172
Meggitt PLC	7,991	47
Misys PLC	6,140	24
Mitchells & Butlers PLC	10,845	103
National Express Group PLC	1,908	31
National Grid PLC	48,807	528
Next PLC	2,496	75
Pearson PLC	7,726	105
Persimmon PLC	2,657	61
Provident Financial PLC	798	9
Prudential PLC	34,167	386
Punch Taverns PLC	5,190	84
Reckitt Benckiser PLC	13,644	510
Reed Elsevier PLC	12,193	123
Rentokil Initial PLC	5,658	16
Resolution PLC	621	8
Reuters Group PLC	14,320	102
Rexam PLC	8,914	87
Rio Tinto PLC	16,944	896
Rolls-Royce Group PLC ‡	29,814	228
Royal & Sun Alliance Insurance Group PLC	48,576	121
Royal Bank of Scotland Group PLC	38,037	1,251
Royal Dutch Shell PLC–Class A	60,905	2,050
Royal Dutch Shell PLC–Class B	42,552	1,488
Sage Group PLC	19,432	83
Schroders PLC	388	7
Scottish & Southern Energy PLC	15,340	327
Scottish Power PLC m	11,114	—	o
Scottish Power PLC	26,463	285
Serco Group PLC	1,448	9
Severn Trent PLC	7,594	164
Signet Group PLC	14,749	26
Slough Estates PLC	4,870	55

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
United Kingdom (continued)
Smith & Nephew PLC	10,077	$78
Smiths Group PLC	9,072	150
Stagecoach Group PLC	7,219	15
Tate & Lyle PLC	9,452	106
Taylor Woodrow PLC	5,774	36
Tesco PLC	82,776	511
Tomkins PLC	14,810	79
Unilever PLC	17,837	401
United Business Media PLC	2,739	33
United Utilities PLC	2,726	32
Vodafone Group PLC	935,773	1,995
Whitbread PLC m	5,298	—	o
Whitbread PLC	4,503	97
William Hill PLC	8,423	98
Wimpey (George) PLC	3,860	32
Wolseley PLC	9,609	212
WPP Group PLC	9,458	114
Yell Group PLC	6,135	58
United States (0.1%)
Synthes, Inc. †	1,141	137
Total Common Stocks (cost: $144,956)		186,283
	Principal	Value
SECURITY LENDING COLLATERAL (2.6%)
Debt (2.2%)
Bank Notes (0.1%)
Bank of America
5.27%, due 07/14/2006*	$33	$33
5.31%, due 08/10/2006*	76	76
Certificates of Deposit (0.0%)
Halifax Bank of Scotland 5.11%, due 07/10/2006*	83	83
Commercial Paper (0.4%)
Barton Capital LLC–144A 5.26%, due 07/07/2006 5.27%, due 07/20/2006	33 66	33 66
Clipper Receivables Corp. 5.12%, due 07/05/2006	82	82
CRC Funding LLC–144A 5.28%, due 07/21/2006	83	83
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	99	99
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	99	99
Grampian Funding LLC–144A 5.32%, due 07/21/2006	49	49

	Principal	Value
Commercial Paper (continued)
Jupiter Securitization Corp.–144A
5.09%, due 07/05/2006	$69	$69
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	83	83
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006 5.31%, due 07/13/2006	166 83	166 83
Euro Dollar Overnight (0.2%)
Fortis Bank 5.09%, due 07/05/2006	166	166
Harris NA 5.08%, due 07/05/2006	99	99
Svenska Handlesbanken 5.29%, due 07/03/2006	67	67
Euro Dollar Terms (0.4%)
Abbey National PLC 5.10%, due 07/10/2006	249	249
Barclays 5.15%, due 08/01/2006	166	166
Calyon 5.30%, due 08/08/2006	50	50
Dexia Group 5.30%, due 08/09/2006	83	83
Toronto Dominion Bank 5.30%, due 07/26/2006	99	99
UBS AG 5.25%, due 07/21/2006	166	166
Repurchase Agreements (1.1%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $75 on 07/03/2006	75	75
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $971 on 07/03/2006	971	971
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $119 on 07/03/2006	118	118
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $752 on 07/03/2006	752	752

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (continued)
Morgan Stanley Dean Witter & Co.
5.30%, dated
06/30/2006 to be repurchased at $357 on
07/03/2006	$357	$357
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $93 on 07/03/2006	93	93

	Shares	Value
Investment Companies (0.4%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	280,879	$281
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	76,765	77
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	355,576	356
Total Security Lending Collateral (cost: $5,329)		5,329
Total Investment Securities (cost: $151,915)#		$194,139

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	3,184	08/17/2006	$2,427	$(62)
Australian Dollar	(3,184)	08/17/2006	(2,368)	3
British Pound Sterling	4,271	09/14/2006	7,889	22
Euro Dollar	12,250	08/17/2006	15,827	(118)
Euro Dollar	(5,394)	08/17/2006	(6,900)	(18)
Euro Dollar	4,226	09/14/2006	5,356	73
Hong Kong Dollar	1,822	08/17/2006	235	—	o
Hong Kong Dollar	(42,878)	08/17/2006	(5,539)	11
Japanese Yen	(795,961)	08/17/2006	(7,214)	209
Japanese Yen	401,639	09/14/2006	3,553	(4)
Japanese Yen	(157,419)	09/14/2006	(1,369)	(22)
Singapore Dollar	(46)	08/17/2006	(30)	—	o
Singapore Dollar	2,091	09/14/2006	1,315	12
Singapore Dollar	(159)	09/14/2006	(100)	(1)
South African Rand	6,400	09/14/2006	932	(39)
Swedish Krona	6,103	09/14/2006	837	15
Swedish Krona	(729)	09/14/2006	(100)	(2)
Swiss Franc	871	08/17/2006	723	(9)
Swiss Franc	(871)	08/17/2006	(713)	(1)
			$14,761	$69

FUTURES CONTRACTS:d
	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
CAC 40 10 Euro	45	09/15/2006	$2,873	$217
DJ Euro STOXX 50 Index	(23)	09/15/2006	(1,077)	(27)
FTSE 100 Index	52	09/15/2006	5,602	169
FTSE/JSE Top 40 Index	38	09/21/2006	1,047	156
Hang Seng Index	5	07/30/2006	525	13
MSCI Singapore	35	07/28/2006	1,291	41
MSCI Taiwan	34	07/28/2006	944	36
Nikkei 225	15	09/08/2006	2,035	27
OMX 30 Index	62	07/22/2006	825	33
TOPIX Index	19	09/07/2006	2,642	62
			$16,707	$727

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

(a)  Passive Foreign Investment Company.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $5,065.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $2,444, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.50% and 7/12/2006 - 12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

o  Value is less than $1.

m  Securities valued as determined in good faith in accordance with procedure established by the Fund's Board of Trustees.

d  At June 30, 2006, cash in the amount of $2,797 is segregated with the custodian to cover margin requirements for open future contracts.

#  Aggregate cost for Federal income tax purposes is $153,981. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $42,905 and $2,747, respectively. Net unrealized appreciation for tax purposes is $40,158.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $830 or 0.4% of the net assets of the Fund.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

REIT  Real Estate Investment Trust

SGPS  Sociedade Gestora de Participações Socialis (Holding Enterprise)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	16.0%	$33,107
Pharmaceuticals	6.4%	13,243
Oil & Gas Extraction	4.4%	9,068
Telecommunications	4.0%	8,198
Petroleum Refining	4.0%	8,171
Automotive	3.6%	7,665
Electric Services	3.5%	7,219
Chemicals & Allied Products	3.2%	6,516
Metal Mining	2.9%	6,007
Insurance	2.8%	5,732
Electronic Components & Accessories	2.6%	5,287
Food & Kindred Products	2.2%	4,544
Communications Equipment	1.9%	4,010
Business Services	1.8%	3,790
Life Insurance	1.6%	3,375
Security & Commodity Brokers	1.6%	3,359
Holding & Other Investment Offices	1.6%	3,355
Real Estate	1.6%	3,318
Industrial Machinery & Equipment	1.6%	3,309
Computer & Data Processing Services	1.3%	2,737
Primary Metal Industries	1.3%	2,623
Computer & Office Equipment	1.2%	2,538
Gas Production & Distribution	1.2%	2,497
Wholesale Trade Durable Goods	1.1%	2,315
Residential Building Construction	1.1%	2,283
Beverages	1.1%	2,241
Engineering & Management Services	1.0%	2,041
Instruments & Related Products	0.9%	1,882
Lumber & Other Building Materials	0.8%	1,564
Tobacco Products	0.7%	1,514
Retail Trade	0.7%	1,392
Rubber & Misc. Plastic Products	0.6%	1,308
Railroads	0.6%	1,307
Food Stores	0.6%	1,287
Transportation & Public Utilities	0.6%	1,220
Department Stores	0.6%	1,198
Stone, Clay & Glass Products	0.5%	1,060
Paper & Allied Products	0.5%	1,021
Electronic & Other Electric Equipment	0.5%	993
Printing & Publishing	0.5%	972
Radio & Television Broadcasting	0.4%	890
Business Credit Institutions	0.4%	868
Wholesale Trade Nondurable Goods	0.4%	787
Medical Instruments & Supplies	0.4%	773
Aerospace	0.4%	763
Restaurants	0.4%	761

	Percentage of Net Assets	Value
Electric, Gas & Sanitary Services	0.4%	$743
Construction	0.3%	667
Motor Vehicles, Parts & Supplies	0.3%	639
Specialty-Real Estate	0.3%	626
Apparel & Accessory Stores	0.3%	568
Hotels & Other Lodging Places	0.3%	528
Air Transportation	0.2%	492
Water Transportation	0.2%	481
Manufacturing Industries	0.2%	460
Textile Mill Products	0.2%	456
Amusement & Recreation Services	0.2%	386
Radio, Television & Computer Stores	0.2%	303
Electrical Goods	0.1%	271
Metal Cans & Shipping Containers	0.1%	258
Trucking & Warehousing	0.1%	249
Communication	0.1%	235
Transportation Equipment	0.1%	194
Personal Credit Institutions	0.1%	189
Auto Repair, Services & Parking	0.1%	155
Mining	0.1%	140
Furniture & Fixtures	0.1%	105
Beer, Wine & Distilled Beverages	0.1%	101
Apparel Products	0.1%	94
Public Administration	0.0%	83
Drug Stores & Proprietary Stores	0.0%	79
Research & Testing Services	0.0%	48
Health Services	0.0%	47
Automotive Dealers	0.0%	32
Fabricated Metal Products	0.0%	27
Educational Services	0.0%	21
Management Services	0.0%	16
Motion Pictures	0.0%	9
Investment securities, at value	91.3%	188,810
Short-term investments	2.6%	5,329
Total investment securities	93.9%	$194,139

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $151,915) (including securities loaned of $5,065)	$194,139
Cash	13,702
Foreign currency (cost: $-48)	115
Cash on deposit with brokers	2,797
Receivables:
Investment securities sold	469
Shares sold	15
Interest	48
Income from loaned securities	8
Dividends	411
Dividend reclaims receivable	94
Variation margin	729
Unrealized appreciation on forward foreign currency contracts	345
212,872
Liabilities:
Investment securities purchased	105
Accounts payable and accrued liabilities:
Shares redeemed	171
Management and advisory fees	121
Service fees	1
Administration fees	3
Payable for collateral for securities on loan	5,329
Unrealized depreciation on forward foreign currency contracts	276
Other	67
6,073
Net Assets	$206,799
Net Assets Consist of:
Capital stock ($.01 par value)	$153
Additional paid-in capital	166,372
Distributable net investment income (loss)	2,330
Accumulated net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	(5,245)
Net unrealized appreciation (depreciation) on: Investment securities	42,224
Futures contracts	727
Translation of assets and liabilities denominated in foreign currencies	238
Net Assets	$206,799
Net Assets by Class:
Initial Class	$200,440
Service Class	6,359
Shares Outstanding:
Initial Class	14,796
Service Class	470
Net Asset Value and Offering Price Per Share:
Initial Class	$13.55
Service Class	13.54

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $290)	$3,265
Interest	355
Income from loaned securities-net	76
3,696
Expenses:
Management and advisory fees	897
Printing and shareholder reports	26
Custody fees	168
Administration fees	21
Legal fees	2
Audit fees	8
Trustees fees	3
Service fees: Service Class	8
Other	3
Total expenses	1,136
Less:
Management and advisory fee waiver	(136)
Net expenses	1,000
Net Investment Income (Loss)	2,696
Net Realized Gain (Loss) from:
Investment securities	4,496
Futures contracts	(319)
Foreign currency transactions	951
5,128
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	8,770
Futures contracts	360
Translation of assets and liabilities denominated in foreign currencies	557
9,687
Net Realized and Unrealized Gain (Loss) on Investment Securities, Futures Contracts and Foreign Currency Transactions	14,815
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,511

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,696	$2,702
Net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	5,128	6,347
Change in unrealized appreciation (depreciation) on investment securities, futures contracts and foreign currency translation	9,687	13,943
	17,511	22,992
Distributions to Shareholders:
From net investment income:
Initial Class	–	(5,685)
Service Class	–	(117)
	–	(5,802)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	18,595	40,559
Service Class	2,680	3,886
	21,275	44,445
Dividends and distributions reinvested:
Initial Class	–	5,685
Service Class	–	117
	–	5,802
Cost of shares redeemed:
Initial Class	(26,163)	(23,345)
Service Class	(1,616)	(1,778)
	(27,779)	(25,123)
	(6,504)	25,124
Net increase (decrease) in net assets	11,007	42,314
Net Assets:
Beginning of period	195,792	153,478
End of period	$206,799	$195,792
Distributable Net Investment Income (Loss)	$2,330	$(366)

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	1,384	3,544
Service Class	200	342
	1,584	3,886
Shares issued-reinvested from distributions:
Initial Class	–	502
Service Class	–	10
	–	512
Shares redeemed:
Initial Class	(1,953)	(2,063)
Service Class	(126)	(159)
	(2,079)	(2,222)
Net increase (decrease) in shares outstanding:
Initial Class	(569)	1,983
Service Class	74	193
	(495)	2,176

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$12.42	$0.17	$0.96	$1.13	$–	$–	$–	$13.55
	12/31/2005	11.30	0.18	1.34	1.52	(0.40)	–	(0.40)	12.42
	12/31/2004	9.98	0.11	1.45	1.56	(0.24)	–	(0.24)	11.30
	12/31/2003	7.59	0.10	2.37	2.47	(0.08)	–	(0.08)	9.98
	12/31/2002	9.16	0.08	(1.63)	(1.55)	(0.02)	–	(0.02)	7.59
	12/31/2001	15.18	0.03	(3.09)	(3.06)	–	(2.96)	(2.96)	9.16
Service Class	6/30/2006	12.43	0.16	0.95	1.11	–	–	–	13.54
	12/31/2005	11.32	0.15	1.36	1.51	(0.40)	–	(0.40)	12.43
	12/31/2004	10.00	0.05	1.48	1.53	(0.21)	–	(0.21)	11.32
	12/31/2003	7.50	–	2.50	2.50	–	–	–	10.00

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	9.10%	$200,440	0.94%	1.07%	2.56%	10%
	12/31/2005	13.79	190,875	0.94	1.12	1.62	22
	12/31/2004	16.04	151,185	0.99	1.12	1.13	63
	12/31/2003	32.81	187,949	0.99	1.17	1.20	53
	12/31/2002	(16.97)	101,056	1.17	1.17	1.01	118
	12/31/2001	(22.96)	123,986	1.01	1.09	0.26	39
Service Class	6/30/2006	8.85	6,359	1.19	1.32	2.41	10
	12/31/2005	13.61	4,917	1.19	1.37	1.27	22
	12/31/2004	15.71	2,293	1.24	1.37	0.50	63
	12/31/2003	33.36	116	1.24	1.49	0.05	53

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Van Kampen Active International Allocation (the "Fund") share classes commenced operations as follows:

Initial Class–April 8, 1991
    Service Class–May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charge and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2006 and the years ended December 31, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Van Kampen Active International Allocation (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Throughout the year, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $32, earned by IBT for its services.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2006, are listed in the Schedule of Investments.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amount of open futures contracts at June 30, 2006 are listed on the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payments due or excess deposits made in order to maintain the equity account at the required margin level.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.85% of the first $250 million of ANA
0.80% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.94% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$215	12/31/2006
Fiscal Year 2004	278	12/31/2007
Fiscal Year 2005	308	12/31/2008

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class  0.15%
Service Class  0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $10.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$19,627
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	18,579
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, post

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

October currency loss deferrals, passive foreign investment companies and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$3,764	December 31, 2010
5,326	December 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

Van Kampen Large Cap Core

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,003.80	0.82%	$4.07
Hypothetical (b)	1,000.00	1,020.73	0.82	4.11
Service Class
Actual	1,000.00	1,002.20	1.07	5.31
Hypothetical (b)	1,000.00	1,019.49	1.07	5.36

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (0.0%)
Department Stores (0.0%)
Saks, Inc. 8.25%, due 11/15/2008	$1	$1
Total Corporate Debt Securities (cost: $1)		1
	Shares	Value
COMMON STOCKS (99.3%)
Air Transportation (0.2%)
Southwest Airlines Co.	24,300	$398
Amusement & Recreation Services (0.8%)
Disney (Walt) Co. (The)	51,500	1,545
Beverages (1.1%)
Anheuser-Busch Cos., Inc.	11,910	543
Coca-Cola Co. (The)	35,900	1,544
Business Credit Institutions (1.9%)
Freddie Mac	60,300	3,438
Business Services (10.1%)
Akamai Technologies, Inc. ‡†	32,128	1,163
Clear Channel Communications, Inc.	69,200	2,142
eBay, Inc. ‡	159,110	4,660
Fannie Mae	8,280	398
First Data Corp.	94,100	4,238
Getty Images, Inc. ‡†	22,903	1,455
Monster Worldwide, Inc. ‡	34,128	1,456
Moody's Corp.	60,172	3,277
Chemicals & Allied Products (4.1%)
Dow Chemical Co. (The)	5,100	199
du Pont (E.I.) de Nemours & Co.	49,200	2,047
Monsanto Co.	56,360	4,745
Rohm & Haas Co.	13,400	672
Commercial Banks (7.9%)
Bank of America Corp.	66,200	3,184
Bank of New York Co., Inc. (The)	28,800	927
Barclays PLC, Sponsored ADR †	2,900	133
Citigroup, Inc.	65,500	3,160
JP Morgan Chase & Co.	25,300	1,063
PNC Financial Services Group, Inc.	19,340	1,357
SunTrust Banks, Inc.	5,600	427
US Bancorp	12,400	383
Wachovia Corp.	30,900	1,671
Wells Fargo & Co.	34,300	2,301
Communication (0.9%)
Comcast Corp.–Class A ‡	51,600	1,689

	Shares	Value
Communications Equipment (0.2%)
Nokia Corp., ADR	8,800	$178
Telefonaktiebolaget LM Ericsson, ADR †	5,700	188
Computer & Data Processing Services (7.1%)
Affiliated Computer Services, Inc.–Class A ‡	5,480	283
Electronic Arts, Inc. ‡†	55,600	2,393
Google, Inc.-Class A ‡	12,825	5,378
McAfee, Inc. ‡	7,600	184
Microsoft Corp.	16,400	382
Yahoo!, Inc. ‡†	135,796	4,481
Computer & Office Equipment (3.2%)
Apple Computer, Inc. ‡	26,913	1,537
Cisco Systems, Inc. ‡	28,900	564
Dell, Inc. ‡	129,791	3,168
Hewlett-Packard Co.	8,600	272
International Business Machines Corp.	5,460	419
Seagate Technology, Inc.–Escrow Shares ‡m	36,900	—	o
Construction (0.6%)
Pulte Homes, Inc.	37,700	1,085
Department Stores (0.2%)
Federated Department Stores, Inc.	11,758	430
Educational Services (1.0%)
Apollo Group, Inc.–Class A ‡	36,264	1,874
Electric Services (0.6%)
American Electric Power Co., Inc.	19,200	658
FirstEnergy Corp.	7,310	396
FPL Group, Inc. †	2,500	103
Electronic & Other Electric Equipment (0.3%)
General Electric Co.	15,200	501
Electronic Components & Accessories (0.7%)
Flextronics International, Ltd. ‡	17,200	183
Intel Corp.	54,500	1,033
Novellus Systems, Inc. ‡	909	22
Entertainment (0.9%)
International Game Technology	41,400	1,571
Food & Kindred Products (3.5%)
Altria Group, Inc.	48,503	3,562
Cadbury Schweppes PLC, ADR	1,000	39
Kraft Foods, Inc.–Class A †	37,300	1,153
Unilever NV-NY Shares	76,800	1,732
Holding & Other Investment Offices (2.5%)
Brookfield Asset Management, Inc.	114,936	4,669

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Hotels & Other Lodging Places (0.8%)
Marriott International, Inc.–Class A	37,614	$1,434
Instruments & Related Products (0.2%)
KLA-Tencor Corp.	7,700	320
Insurance (4.8%)
AFLAC, Inc.	8,000	371
American International Group, Inc.	10,800	638
Berkshire Hathaway, Inc.–Class B ‡	1,030	3,134
Chubb Corp.	37,880	1,890
St. Paul Travelers Cos., Inc. (The)	18,200	811
UnitedHealth Group, Inc.	44,700	2,002
Insurance Agents, Brokers & Service (0.1%)
Hartford Financial Services Group, Inc. (The)	2,100	178
Leather & Leather Products (1.0%)
Coach, Inc. ‡	61,999	1,854
Life Insurance (0.5%)
Genworth Financial, Inc.–Class A	10,000	348
Metlife, Inc.	11,600	594
Management Services (2.0%)
Accenture, Ltd.-Class A	2,400	68
Corporate Executive Board Co.	23,209	2,326
Paychex, Inc.	35,500	1,384
Medical Instruments & Supplies (0.3%)
Boston Scientific Corp. ‡	37,200	626
Motion Pictures (1.3%)
News Corp., Inc.–Class B †	39,000	787
Time Warner, Inc.	87,500	1,514
Oil & Gas Extraction (2.9%)
Total SA, ADR	13,000	852
Ultra Petroleum Corp. ‡	76,560	4,538
Paper & Allied Products (2.9%)
International Paper Co.	113,850	3,677
Kimberly-Clark Corp.	25,900	1,598
Pharmaceuticals (9.6%)
Abbott Laboratories	23,000	1,003
Bristol-Myers Squibb Co.	127,100	3,287
Cardinal Health, Inc.	11,500	740
Genentech, Inc. ‡	22,758	1,862
GlaxoSmithKline PLC, ADR	68,300	3,811
Lilly (Eli) & Co.	3,400	188
Pfizer, Inc.	59,900	1,406
Roche Holding AG, ADR	18,820	1,552
Sanofi-Aventis, ADR	21,100	1,028

	Shares	Value
Pharmaceuticals (continued)
Schering-Plough Corp.	78,900	$1,501
Wyeth	30,700	1,363
Primary Metal Industries (1.5%)
Alcoa, Inc.	83,400	2,699
Printing & Publishing (1.0%)
CBS Corp.–Class B	8,550	231
Gannett Co., Inc.	6,700	375
McGraw-Hill Cos., Inc. (The)	26,268	1,319
Radio & Television Broadcasting (2.2%)
Grupo Televisa SA, Sponsored ADR	97,600	1,885
Liberty Media Holding Corp.–Capital–Class A ‡	7,185	602
Liberty Media Holding Corp.– Interactive–Class A ‡	35,925	620
Viacom, Inc.–Class B ‡	28,650	1,027
Retail Trade (7.0%)
Amazon.com, Inc. ‡†	74,100	2,866
Costco Wholesale Corp. †	52,000	2,971
Sears Holdings Corp. ‡†	32,774	5,075
Wal-Mart Stores, Inc.	43,900	2,115
Security & Commodity Brokers (2.9%)
American Express Co.	50,775	2,702
Chicago Mercantile Exchange	3,435	1,687
Merrill Lynch & Co., Inc.	13,300	925
Stone, Clay & Glass Products (0.8%)
Cemex SA de CV, Sponsored ADR ‡	24,782	1,412
Telecommunications (7.3%)
America Movil SA de CV–Class L, ADR	97,200	3,233
AT&T, Inc.	156,700	4,370
Embarq Corp. ‡	4,445	182
Sprint Nextel Corp.	108,900	2,177
Verizon Communications, Inc.	107,700	3,607
Transportation & Public Utilities (2.4%)
CH Robinson Worldwide, Inc.	37,970	2,024
Expeditors International of Washington, Inc.	43,000	2,408
Total Common Stocks (cost: $168,255)		183,850
	Principal	Value
SECURITY LENDING COLLATERAL (10.1%)
Debt (8.8%)
Bank Notes (0.2%)
Bank of America
5.27%, due 07/14/2006 *	$117	$117
5.31%, due 08/10/2006 *	269	269

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Certificates Of Deposit (0.2%)
Halifax Bank of Scotland
5.11%, due 07/10/2006 *	$292	$292
Commercial Paper (1.7%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	116	116
5.27%, due 07/20/2006	234	234
Clipper Receivables Corp. 5.12%, due 07/05/2006	290	290
CRC Funding LLC–144A 5.28%, due 07/21/2006	292	292
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	349	349
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	348	348
Grampian Funding LLC–144A 5.32%, due 07/21/2006	173	173
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	243	243
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	292	292
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006	584	584
5.31%, due 07/13/2006	292	292
Euro Dollar Overnight (0.6%)
Fortis Bank 5.09%, due 07/05/2006	584	584
Harris NA 5.08%, due 07/05/2006	351	351
Svenska Handlesbanken 5.29%, due 07/03/2006	236	236
Euro Dollar Terms (1.6%)
Abbey National PLC 5.10%, due 07/10/2006	877	877
Barclays 5.15%, due 08/01/2006	584	584
Calyon 5.30%, due 08/08/2006	175	175

	Principal	Value
Euro Dollar Terms (continued)
Dexia Group
5.30%, due 08/09/2006	$292	$292
Toronto Dominion Bank 5.30%, due 07/26/2006	351	351
UBS AG 5.25%, due 07/21/2006	584	584
Repurchase Agreements (4.5%) ††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $266 on 07/03/2006	266	266
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $3,424 on 07/03/2006	3,422	3,422
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $418 on 07/03/2006	417	417
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $2,651 on 07/03/2006	2,650	2,650
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $1,259 on 07/03/2006	1,258	1,258
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $328 on 07/03/2006	328	328
	Shares	Value
Investment Companies (1.3%)
Barclays Global Investors Institutional
Money Market Fund
1-day yield of 5.16%	989,857	$990
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	270,531	270
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	1,253,102	1,253
Total Security Lending Collateral (cost: $18,779)		18,779
Total Investment Securities (cost: $187,035) #		$202,630

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $18,246.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $8,614, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.50% and 7/12/2006 - 12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

o  Value is less than $1.

m  Securities valued as determined in good faith in accordance with procedure established by the Fund's Board of Trustees.

#  Aggregate cost for Federal income tax purposes is $188,187. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $23,866 and $9,423, respectively. Net unrealized appreciation for tax purposes is $14,443.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $2,923 or 1.6% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Van Kampen Large Cap Core

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $187,035) (including securities loaned of $18,246)	$202,630
Cash	1,323
Receivables:
Investment securities sold	1,112
Interest	7
Dividends	227
Dividend reclaims receivable	5
205,304
Liabilities:
Investment securities purchased	918
Accounts payable and accrued liabilities:
Shares redeemed	209
Management and advisory fees	113
Administration fees	3
Payable for collateral for securities on loan	18,779
Other	22
20,044
Net Assets	$185,260
Net Assets Consist of:
Capital stock ($.01 par value)	$101
Additional paid-in capital	151,288
Distributable net investment income (loss)	2,631
Accumulated net realized gain (loss) from investment securities	15,645
Net unrealized appreciation (depreciation) on investment securities	15,595
Net Assets	$185,260
Net Assets by Class:
Initial Class	$184,028
Service Class	1,232
Shares Outstanding:
Initial Class	10,059
Service Class	66
Net Asset Value and Offering Price Per Share:
Initial Class	$18.30
Service Class	18.56

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $29)	$1,583
Interest	67
Income from loaned securities–net	12
1,662
Expenses:
Management and advisory fees	747
Printing and shareholder reports	11
Custody fees	18
Administration fees	20
Legal fees	2
Audit fees	8
Trustees fees	3
Service fees:
Service Class	1
Other	3
Total expenses	813
Net Investment Income (Loss)	849
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	6,442
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(6,336)
Net Realized and Unrealized Gain (Loss) on Investment Securities	106
Net Increase (Decrease) in Net Assets Resulting from Operations	$955

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Van Kampen Large Cap Core

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$849	$1,784
Net realized gain (loss) from investment securities	6,442	18,549
Change in unrealized appreciation (depreciation) on investment securities	(6,336)	(2,292)
	955	18,041
Distributions to Shareholders:
From net investment income:
Initial Class	–	(2,867)
Service Class	–	(13)
	–	(2,880)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	1,366	5,250
Service Class	260	458
	1,626	5,708
Dividends and distributions reinvested:
Initial Class	–	2,867
Service Class	–	13
	–	2,880
Cost of shares redeemed:
Initial Class	(26,410)	(49,221)
Service Class	(106)	(288)
	(26,516)	(49,509)
	(24,890)	(40,921)
Net increase (decrease) in net assets	(23,935)	(25,760)
Net Assets:
Beginning of period	209,195	234,955
End of period	$185,260	$209,195
Distributable Net Investment Income (Loss)	$2,631	$1,782

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	75	308
Service Class	14	26
	89	334
Shares issued–reinvested from distributions:
Initial Class	–	170
Service Class	–	1
	–	171
Shares redeemed:
Initial Class	(1,434)	(2,915)
Service Class	(6)	(16)
	(1,440)	(2,931)
Net increase (decrease) in shares outstanding:
Initial Class	(1,359)	(2,437)
Service Class	8	11
	(1,351)	(2,426)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Van Kampen Large Cap Core

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$18.23	$0.08	$(0.01)	$0.07	$–	$–	$–	$18.30
	12/31/2005	16.90	0.14	1.43	1.57	(0.24)	–	(0.24)	18.23
	12/31/2004	15.26	0.19	1.71	1.90	(0.26)	–	(0.26)	16.90
	12/31/2003	12.85	0.22	2.46	2.68	(0.27)	–	(0.27)	15.26
	12/31/2002	15.73	0.24	(2.81)	(2.57)	(0.31)	–	(0.31)	12.85
	12/31/2001	19.47	0.35	(1.64)	(1.29)	(0.37)	(2.08)	(2.45)	15.73
Service Class	6/30/2006	18.52	0.06	(0.02)	0.04	–	–	–	18.56
	12/31/2005	17.19	0.10	1.45	1.55	(0.22)	–	(0.22)	18.52
	12/31/2004	15.51	0.16	1.75	1.91	(0.23)	–	(0.23)	17.19
	12/31/2003	13.37	0.13	2.03	2.16	(0.02)	–	(0.02)	15.51

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2006	0.38%	$184,028	0.82%	0.82%	0.85%	24%
	12/31/2005	9.41	208,119	0.82	0.82	0.84	50
	12/31/2004	12.75	234,150	0.82	0.82	1.23	175
	12/31/2003	21.08	246,502	0.83	0.83	1.62	180
	12/31/2002	(16.38)	243,355	0.84	0.85	1.73	251
	12/31/2001	(7.06)	291,091	0.86	0.92	1.95	221
Service Class	6/30/2006	0.22	1,232	1.07	1.07	0.60	24
	12/31/2005	9.12	1,076	1.07	1.07	0.59	50
	12/31/2004	12.53	805	1.07	1.07	1.03	175
	12/31/2003	16.14	225	1.08	1.08	1.31	180

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Van Kampen Large Cap Core (the "Fund") share classes commenced operations as follows:

Initial Class – April 8, 1991

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2006 and the years ended December 31, 2005, 2004, and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Van Kampen Large Cap Core

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Van Kampen Large Cap Core (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $15 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $5, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Van Kampen Large Cap Core

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $250 million of ANA
0.70% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.84% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six months ended June 30, 2006 were $1.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $9.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

Van Kampen Large Cap Core

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$46,788
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	64,768
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

11

Van Kampen Mid-Cap Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,036.00	0.90%	$4.54
Hypothetical (b)	1,000.00	1,020.33	0.90	4.51
Service Class
Actual	1,000.00	1,034.10	1.15	5.80
Hypothetical (b)	1,000.00	1,019.09	1.15	5.76

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

1

Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.5%)
Amusement & Recreation Services (2.6%)
Station Casinos, Inc.	238,655	$16,248
Apparel & Accessory Stores (1.9%)
Abercrombie & Fitch Co.–Class A	214,926	11,913
Automotive Dealers (1.3%)
AutoZone, Inc. ‡	93,931	8,285
Business Services (14.7%)
Akamai Technologies, Inc. ‡	403,112	14,589
ChoicePoint, Inc. ‡†	270,300	11,290
Getty Images, Inc. ‡†	252,522	16,038
Iron Mountain, Inc. ‡	414,088	15,479
Lamar Advertising Co. ‡	165,831	8,932
Monster Worldwide, Inc. ‡	445,776	19,017
NetEase.com, ADR ‡†	264,839	5,914
Communication (2.7%)
Crown Castle International Corp. ‡	477,660	16,498
Computer & Data Processing Services (3.3%)
Activision, Inc. ‡	1,018,860	11,595
Red Hat, Inc. ‡†	377,485	8,833
Construction (0.9%)
MDC Holdings, Inc. †	101,463	5,269
Educational Services (3.5%)
Apollo Group, Inc.–Class A ‡†	236,746	12,233
ITT Educational Services, Inc. ‡	138,660	9,125
Electric, Gas & Sanitary Services (2.4%)
Stericycle, Inc. ‡	225,640	14,689
Electronic Components & Accessories (1.0%)
Tessera Technologies, Inc. ‡†	225,836	6,210
Entertainment (1.6%)
International Game Technology	259,657	9,851
Gas Production & Distribution (2.8%)
Questar Corp.	81,825	6,586
Southwestern Energy Co. ‡	350,734	10,929
Holding & Other Investment Offices (2.1%)
Brookfield Asset Management, Inc.	323,677	13,148
Hotels & Other Lodging Places (5.1%)
Choice Hotels International, Inc.	184,487	11,180
Intercontinental Hotels Group PLC, ADR †	633,553	11,151
Wynn Resorts, Ltd. ‡†	127,647	9,357

	Shares	Value
Industrial Machinery & Equipment (1.8%)
Pentair, Inc.	329,481	$11,265
Insurance (0.6%)
Leucadia National Corp.	133,776	3,905
Insurance Agents, Brokers & Service (0.9%)
Brown & Brown, Inc.	198,561	5,802
Leather & Leather Products (2.0%)
Coach, Inc. ‡	404,910	12,107
Management Services (4.2%)
Corporate Executive Board Co.	257,748	25,826
Medical Instruments & Supplies (0.9%)
Techne Corp. ‡	111,282	5,666
Mining (1.3%)
Florida Rock Industries, Inc. †	164,740	8,183
Oil & Gas Extraction (5.8%)
Ultra Petroleum Corp. ‡	606,485	35,946
Paper & Allied Products (1.0%)
MeadWestvaco Corp.	216,377	6,043
Personal Services (0.8%)
Weight Watchers International, Inc.	126,556	5,175
Pharmaceuticals (2.3%)
Dade Behring Holdings, Inc.	349,119	14,537
Radio & Television Broadcasting (2.0%)
Grupo Televisa SA, Sponsored ADR	627,127	12,110
Real Estate (3.5%)
CB Richard Ellis Group, Inc.–Class A ‡	359,211	8,944
Desarrolladora Homex SA de CV, ADR ‡	251,475	8,251
St. Joe Co. (The) †	99,030	4,609
Research & Testing Services (2.0%)
Gen-Probe, Inc. ‡	232,022	12,525
Residential Building Construction (1.0%)
NVR, Inc. ‡	12,400	6,091
Restaurants (1.8%)
Wendy's International, Inc.	192,015	11,193
Retail Trade (2.9%)
Amazon.com, Inc. ‡†	456,037	17,639
Security & Commodity Brokers (4.6%)
Calamos Asset Management, Inc.–Class A	428,617	12,426
Chicago Mercantile Exchange	21,820	10,717
Janus Capital Group, Inc.	281,477	5,038

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

2

Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Telecommunications (3.3%)
NII Holdings, Inc.–Class B ‡	361,120	$20,360
Tobacco Products (2.1%)
Loews Corp.–Carolina Group	252,893	12,991
Transportation & Public Utilities (7.8%)
CH Robinson Worldwide, Inc. †	361,120	19,248
Expedia, Inc. ‡†	372,030	5,569
Expeditors International of Washington, Inc.	414,578	23,220
Total Common Stocks (cost: $575,218)		609,745
	Principal	Value
SECURITY LENDING COLLATERAL (14.2%)
Debt (12.3%)
Bank Notes (0.3%)
Bank of America 5.27%, due 07/14/2006 *	$549	$549
5.31%, due 08/10/2006 *	1,264	1,264
Certificates Of Deposit (0.2%)
Halifax Bank of Scotland 5.11%, due 07/10/2006 *	1,374	1,374
Commercial Paper (2.4%)
Barton Capital LLC–144A 5.26%, due 07/07/2006	545	545
5.27%, due 07/20/2006	1,099	1,099
Clipper Receivables Corp. 5.12%, due 07/05/2006	1,363	1,363
CRC Funding LLC–144A 5.28%, due 07/21/2006	1,373	1,373
Fairway Finance Corp.–144A 5.25%, due 07/07/2006	1,642	1,642
Falcon Asset Securitization Corp.–144A 5.29%, due 07/24/2006	1,635	1,635
Grampian Funding LLC–144A 5.32%, due 07/21/2006	814	814
Jupiter Securitization Corp.–144A 5.09%, due 07/05/2006	1,141	1,141
Preferred Receivables Corp.–144A 5.27%, due 07/18/2006	1,373	1,373
Sheffield Receivables Corp.–144A 5.31%, due 07/06/2006	2,744	2,744
5.31%, due 07/13/2006	1,373	1,373

	Principal	Value
Euro Dollar Overnight (0.9%)
Fortis Bank 5.09%, due 07/05/2006	$2,747	$2,747
Harris NA 5.08%, due 07/05/2006	1,648	1,648
Svenska Handlesbanken 5.29%, due 07/03/2006	1,107	1,107
Euro Dollar Terms (2.2%)
Abbey National PLC 5.10%, due 07/10/2006	4,120	4,120
Barclays 5.15%, due 08/01/2006	2,747	2,747
Calyon 5.30%, due 08/08/2006	824	824
Dexia Group 5.30%, due 08/09/2006	1,373	1,373
Toronto Dominion Bank 5.30%, due 07/26/2006	1,648	1,648
UBS AG 5.25%, due 07/21/2006	2,747	2,747
Repurchase Agreements (6.3%)††
Credit Suisse First Boston Corp. 5.35%, dated 06/30/2006 to be repurchased at $1,249 on 07/03/2006	1,248	1,248
Goldman Sachs Group, Inc. (The) 5.35%, dated 06/30/2006 to be repurchased at $16,093 on 07/03/2006	16,086	16,086
Lehman Brothers, Inc. 5.35%, dated 06/30/2006 to be repurchased at $1,963 on 07/03/2006	1,962	1,962
Merrill Lynch & Co. 5.30%, dated 06/30/2006 to be repurchased at $12,459 on 07/03/2006	12,454	12,454
Morgan Stanley Dean Witter & Co. 5.30%, dated 06/30/2006 to be repurchased at $5,917 on 07/03/2006	5,914	5,914
Morgan Stanley Dean Witter & Co. 5.36%, dated 06/30/2006 to be repurchased at $1,541 on 07/03/2006	1,541	1,541

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

3

Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Investment Companies (1.9%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 5.16%	4,652,746	$4,653
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 5.05%	1,271,612	1,272
Merrimac Cash Fund, Premium Class 1-day yield of 4.92% @	5,890,107	5,890
Total Security Lending Collateral (cost: $88,270)		88,270
Total Investment Securities (cost: $663,488) #		$698,015

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2006, all or a portion of this security is on loan (see Note 1). The value at June 30, 2006, of all securities on loan is $84,845.

*  Floating or variable rate note. Rate is listed as of June 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $40,491, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.50% and 7/12/2006 - 12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $664,210. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $65,546 and $31,741, respectively. Net unrealized appreciation for tax purposes is $33,805.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $13,739 or 2.2% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

4

Van Kampen Mid-Cap Growth

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $663,488) (including securities loaned of $84,845)	$698,015
Cash	9,735
Receivables:
Investment securities sold	2,946
Shares sold	17
Interest	40
Income from loaned securities	1
Dividends	226
710,980
Liabilities:
Investment securities purchased	2,492
Accounts payable and accrued liabilities:
Shares redeemed	288
Management and advisory fees	400
Service fees	1
Administration fees	10
Payable for collateral for securities on loan	88,270
Other	211
91,672
Net Assets	$619,308
Net Assets Consist of:
Capital stock ($.01 par value)	$312
Additional paid-in capital	1,078,848
Distributable net investment income (loss)	1,328
Accumulated net realized gain (loss) from investment securities	(495,707)
Net unrealized appreciation (depreciation) on investment securities	34,527
Net Assets	$619,308
Net Assets by Class:
Initial Class	$613,666
Service Class	5,642
Shares Outstanding:
Initial Class	30,885
Service Class	286
Net Asset Value and Offering Price Per Share:
Initial Class	$19.87
Service Class	19.73

STATEMENT OF OPERATIONS
For the period ended June 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $15)	$3,981
Interest	161
Income from loaned securities–net	151
4,293
Expenses:
Management and advisory fees	2,632
Printing and shareholder reports	193
Custody fees	35
Administration fees	66
Legal fees	7
Audit fees	8
Trustees fees	10
Service fees: Service Class	7
Other	7
Total expenses	2,965
Net Investment Income (Loss)	1,328
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	16,808
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	5,357
Net Realized and Unrealized Gain (Loss) on Investment Securities	22,165
Net Increase (Decrease) in Net Assets Resulting from Operations	$23,493

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

5

Van Kampen Mid-Cap Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2006 (unaudited)	December 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,328	$(827)
Net realized gain (loss) from investment securities	16,808	128,425
Change in unrealized appreciation (depreciation) on investment securities	5,357	(82,526)
	23,493	45,072
Distributions to Shareholders:
From net investment income:
Initial Class	–	(573)
	–	(573)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	21,961	31,449
Service Class	2,817	3,008
	24,778	34,457
Dividends and distributions reinvested:
Initial Class	–	573
	–	573
Cost of shares redeemed:
Initial Class	(74,191)	(136,690)
Service Class	(2,026)	(1,530)
	(76,217)	(138,220)
	(51,439)	(103,190)
Net increase (decrease) in net assets	(27,946)	(58,691)
Net Assets:
Beginning of period	647,254	705,945
End of period	$619,308	$647,254
Distributable Net Investment Income (Loss)	$1,328	$–

	June 30, 2006 (unaudited)	December 31, 2005
Share Activity:
Shares issued:
Initial Class	1,086	1,705
Service Class	141	167
	1,227	1,872
Shares issued–reinvested from distributions:
Initial Class	–	32
	–	32
Shares redeemed:
Initial Class	(3,694)	(7,621)
Service Class	(104)	(85)
	(3,798)	(7,706)
Net increase (decrease) in shares outstanding:
Initial Class	(2,608)	(5,884)
Service Class	37	82
	(2,571)	(5,802)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

6

Van Kampen Mid-Cap Growth

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2006)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2006	$19.18	$0.04	$0.65	$0.69	$–	$–	$–	$19.87
	12/31/2005	17.85	(0.02)	1.37	1.35	(0.02)	–	(0.02)	19.18
	12/31/2004	16.66	0.01	1.18	1.19	–	–	–	17.85
	12/31/2003	13.00	(0.06)	3.72	3.66	–	–	–	16.66
	12/31/2002	19.44	(0.04)	(6.39)	(6.43)	(0.01)	–	(0.01)	13.00
	12/31/2001	29.66	0.01	(9.84)	(9.83)	(0.02)	(0.37)	(0.39)	19.44
Service Class	6/30/2006	19.07	0.02	0.64	0.66	–	–	–	19.73
	12/31/2005	17.78	(0.07)	1.36	1.29	–	–	–	19.07
	12/31/2004	16.63	0.01	1.14	1.15	–	–	–	17.78
	12/31/2003	13.83	(0.06)	2.86	2.80	–	–	–	16.63

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2006	3.60%	$613,666	0.90%	0.41%	36%
	12/31/2005	7.55	642,496	0.92	(0.13)	177
	12/31/2004	7.14	702,974	0.89	0.09	170
	12/31/2003	28.15	762,732	0.86	(0.39)	171
	12/31/2002	(33.06)	652,427	0.88	(0.27)	231
	12/31/2001	(33.23)	1,077,677	0.92	0.06	178
Service Class	6/30/2006	3.41	5,642	1.15	0.18	36
	12/31/2005	7.31	4,758	1.17	(0.40)	177
	12/31/2004	6.92	2,971	1.15	0.06	170
	12/31/2003	20.25	548	1.12	(0.61)	171

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Van Kampen Mid-Cap Growth (the "Fund") share classes commenced operations as follows:

Initial Class – March 1, 1993
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

7

Van Kampen Mid-Cap Growth

NOTES TO FINANCIAL STATEMENTS
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Van Kampen Mid-Cap Growth (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2006 was paying an interest rate of 3.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2006, of $152 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $65 earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

8

Van Kampen Mid-Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. TFAI, TFS, and AFSG are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.80% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2006.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2007. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six months ended June 30, 2006, were $1.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2006, to $31.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

9

Van Kampen Mid-Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

Purchases of securities:
Long-Term	$236,348
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	292,799
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$227,373	December 31, 2009
285,142	December 31, 2010

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2006

10

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

A description of the AEGON/Transamerica Series Trust's proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission website (www.sec.gov).

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-800-851-9777; and (2) on the SEC's website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the Commission's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. Box 9012
Clearwater, FL 33758-9012

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees:  currently the Registrant does not have a policy with regard to the consideration of director candidates recommended by shareholders as it does not currently contemplate adding Board members or otherwise changing the Board’s composition.

Item 11: Controls and Procedures.

(a)          Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in rule 30a-3(c)) under the Investment Company Act of 1940, as of June 30, 2006, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         There have been no significant changes in Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)          (1) Not Applicable

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not Applicable

(b)         A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AEGON/Transamerica Series Trust
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date: August 29, 2006

By:	/s/ Glenn E. Brightman
Principal Financial Officer
Date:	August 29, 2006

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)	a.	Section 302 N-CSR Certification of Principal Executive Officer
	b.	Section 302 N-CSR Certification of Principal Financial Officer
12(b)		Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer